UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                                                                                                  File No. 2-75059

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 44	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                                                                       File No. 811-3330

Amendment No. 45	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT - II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	September 27,2006

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on September 27, 2006 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account - II • Nationwide Variable Account - 9

Prospectus supplement dated September 27, 2006 to
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1.
The "Nationwide Allocation Architect" subsection under the "Contract Owner Services" section is being updated to reflect the change in investment adviser from Nationwide Investment Services Corporation ("NISC") to Nationwide Investment Advisors, LLC ("NIA"). The subsection is hereby replaced with the following:

Nationwide Allocation Architect

Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model. The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk. Participants in the program may elect one of 5 available models:

•	Conservative;

•	Moderately Conservative;

•	Moderate;

•	Moderately Aggressive; and

•	Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract. The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal. More information about the program and the models is available in the brochure for the program.

Nationwide Investment Advisors, LLC as Investment Adviser

For those contracts that elect to use the Nationwide Allocation Architect, Nationwide Investment Advisors, LLC ("NIA") will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models. In this capacity, NIA will act as a fiduciary. Contract owners will receive a copy of NIA's Form ADV at the time of application, which contains more information about NIA's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model. If deemed necessary by NIA, NIA will update the models, with such updates taking effect on or about January 1 and July 1 of each year. NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts. Currently, NIA updates the models based on information received from an independent third-party firm. NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners. NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented. Contract owners should review these notices carefully. If the contract owner is comfortable with the model changes, the contract owner need not take any action. If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NIA updates the models), Nationwide will reallocate the variable account contract value of contracts participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service. The reallocation will rebalance the variable account contract allocations to the updated model allocations. If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day. Each reallocation is considered a transfer event. However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value at the end of each calendar quarter, referred to as quarterly rebalancing. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect. If the service is available, a contract owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center. Once the election is received and processed, Nationwide will allocate the entire contract value that is allocated to the variable account in accordance with the elected model. Allocations to the fixed account or the GTO will remain so invested. Only one model may be elected at any given time.

While the Nationwide Allocation Architect is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service. Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the elected model) only at the end of the guarantee term. Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently elected model. Any surrenders taken from the contract while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract. Any charges assessed to the contract will be taken proportionally from all investments in the contract. A contract owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk. The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide. However, Nationwide bears no responsibility for the investment decision.

Changing Models

Contract owners participating in the Nationwide Allocation Architect may elect to change models at any time. An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center. An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner. Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise. Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances. However, neither Nationwide nor NIA guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

NIA may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models. Specifically, some of the sub-accounts correspond to underlying mutual funds owned by a NIA affiliate, some underlying mutual funds may pay more revenue to NISC (NIA's affiliate) than others, and some underlying mutual funds may pay more revenue to Nationwide (NIA's parent company) than others. However, NIA believes that its fiduciary responsibilities to the contract owners that elect a model outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

Nationwide Life Insurance Company:
• Nationwide Variable Account - II
• Nationwide Variable Account - 7
• Nationwide Variable Account - 8
• Nationwide Variable Account - 9
• Nationwide Variable Account - 10
• Nationwide Variable Account - 14
• Nationwide VLI Separate Account - 2
• Nationwide VLI Separate Account - 3
• Nationwide VLI Separate Account - 4
• Nationwide VLI Separate Account - 7
Nationwide Life and Annuity Insurance Company: • Nationwide VA Separate Account - B • Nationwide VL Separate Account - C • Nationwide VL Separate Account - D • Nationwide VL Separate Account - G

Prospectus supplement dated September 27, 2006 to
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

All references to www.nationwidefinancial.com shall now mean www.nationwide.com.

Nationwide Life Insurance Company
Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2006.

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2006), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 30. For general information or to obtain FREE copies of the Statement of Additional Information, please call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.nationwidefinancial.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.
AIM Variable Insurance Funds
• AIM V.I. Basic Value Fund: Series II Shares
• AIM V.I. Capital Appreciation Fund: Series II Shares
• AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
• American Century VP Mid Cap Value Fund: Class I
• American Century VP Ultra Fund: Class I
• American Century VP Value Fund: Class I*
• American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.
• American Century VP Inflation Protection Fund: Class II
Dreyfus
• Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
• Dreyfus Stock Index Fund, Inc.: Initial Shares
• Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Federated Insurance Series
• Federated Market Opportunity Fund II: Service Shares
• Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
• VIP Equity-Income Portfolio: Initial Class*
• VIP Growth Portfolio: Initial Class
• VIP High Income Portfolio: Initial Class*
• VIP Overseas Portfolio: Initial Class R†
Fidelity Variable Insurance Products Fund II
• VIP Contrafund® Portfolio: Initial Class
• VIP Investment Grade Bond Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
• VIP Mid Cap Portfolio: Service Class
Fidelity Variable Insurance Products Fund IV
   • Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
   • Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
   • Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
   • VIP Natural Resources Portfolio: Service Class 2†
Franklin Templeton Variable Insurance Products Trust
   • Franklin Income Securities Fund: Class 2
   • Franklin Small Cap Value Securities Fund: Class 2
   • Templeton Developing Markets Securities Fund: Class 3†
   • Templeton Foreign Securities Fund: Class 3†
   • Templeton Global Income Securities Fund: Class 3†
Gartmore Variable Insurance Trust ("GVIT")
• American Funds GVIT Asset Allocation Fund: Class II
• American Funds GVIT Bond Fund: Class II
• American Funds GVIT Global Growth Fund: Class II
• American Funds GVIT Growth Fund: Class II
• Federated GVIT High Income Bond Fund: Class III†
• Gartmore GVIT Emerging Markets Fund: Class III†
• Gartmore GVIT Global Health Sciences Fund: Class III†
• Gartmore GVIT Global Technology and Communications Fund: Class III†
• Gartmore GVIT Government Bond Fund: Class I
• Gartmore GVIT Growth Fund: Class I
• Gartmore GVIT International Growth Fund: Class III†
•	Gartmore GVIT Investor Destinations Funds: Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II

• Gartmore GVIT Mid Cap Growth Fund: Class I
• Gartmore GVIT Money Market Fund: Class I
• Gartmore GVIT Nationwide® Fund: Class I
• Gartmore GVIT Nationwide® Leaders Fund: Class III†
• Gartmore GVIT U.S. Growth Leaders Fund: Class III†
• Gartmore GVIT Worldwide Leaders Fund: Class III†
• GVIT International Index Fund: Class VIII†
• GVIT International Value Fund: Class III† (formerly, Dreyfus GVIT International Value Fund: Class III†)
• GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus GVIT Mid Cap Index Fund: Class I)
• GVIT Small Cap Growth Fund: Class I
• GVIT Small Cap Value Fund: Class I
• GVIT Small Company Fund: Class I
• J.P. Morgan GVIT Balanced Fund: Class I
• Van Kampen GVIT Comstock Value Fund: Class II*
• Van Kampen GVIT Multi Sector Bond Fund: Class I*
Janus Aspen Series
• Forty Portfolio: Service Shares
• International Growth Portfolio: Service II Shares†
MFS Variable Insurance Trust
• MFS Value Series: Service Class
Neuberger Berman Advisers Management Trust
• AMT Fasciano Portfolio: S Class
• AMT Guardian Portfolio: I Class
• AMT International Portfolio: S Class†
• AMT Limited Maturity Bond Portfolio: I Class*
• AMT Partners Portfolio: I Class
• AMT Regency Portfolio: S Class
• AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
• Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
• Oppenheimer Global Securities Fund/VA: Class 3†
• Oppenheimer High Income Fund/VA: Non-Service Shares
• Oppenheimer Main Street Fund®/VA: Non-Service Shares
• Oppenheimer Main Street Small Cap Fund®/VA: Non- Service Shares
• Oppenheimer MidCap Fund/VA: Non-Service Shares (formerly Oppenheimer Aggressive Growth Fund/VA: Non-Service Shares)
T. Rowe Price Equity Series, Inc.
• T. Rowe Price Blue Chip Growth Portfolio: Class II
• T. Rowe Price Equity Income Portfolio: Class II
• T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
• Core Plus Fixed Income Portfolio: Class I
• U.S. Real Estate Portfolio: Class I

The following underlying mutual funds are only available for contracts issued on or after May 1, 1987 and before September 1, 1989:

American Funds Insurance Series
• Growth Fund: Class 1*
• High-Income Bond Fund: Class 1*
• U.S. Government/AAA - Rated Securities Fund: Class 1

The following underlying mutual funds are only available to contracts for which good order applications were received before September 27, 1999:

American Century Variable Portfolios, Inc.
•	American Century VP Capital Appreciation Fund: Class I
Wells Fargo Variable Trust
• Wells Fargo Advantage VT Discovery Fund:
Investor Class

The following underlying mutual funds are only available to contracts for which good order applications were received before May 1, 2002:

Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Initial Class
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Class R†
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†

The following underlying mutual funds are only available to contracts for which good order applications were received before May 1, 2004:

American Century Variable Portfolios, Inc.
•	American Century VP Balanced Fund: Class I
Credit Suisse Trust
• Small Cap Growth Portfolio
Dreyfus
• Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
• Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund II
• VIP Asset Manager Portfolio: Initial Class
Gartmore Variable Insurance Trust
• Gartmore GVIT Global Financial Services Fund:
Class III†
• Gartmore GVIT Global Utilities Fund: Class III†
Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†
Neuberger Berman Advisers Management Trust
• AMT Growth Portfolio: I Class
Oppenheimer Variable Account Funds
• Oppenheimer Balanced Fund/VA: Non-Service Shares
• Oppenheimer Core Bond Fund/VA: Non-Service Shares
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund: Investor Class

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005:

American Century Variable Portfolios, Inc.
• American Century VP International Fund: Class III†

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

American Century Variable Portfolios, Inc.
• American Century VP Income & Growth Fund: Class I

Fidelity Variable Insurance Products Fund III
• VIP Value Strategies Portfolio: Service Class

Effective May 1, 2002, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
• American Century VP International Fund: Class I
Credit Suisse Trust
• Global Small Cap Portfolio
• International Focus Portfolio
Fidelity Variable Insurance Products Fund
• VIP Overseas Portfolio: Initial Class
Gartmore Variable Insurance Trust
• Gartmore GVIT Emerging Markets Fund: Class I
• Gartmore GVIT Global Technology and Communications Fund: Class I
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares

Effective May 1, 2003, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
Van Kampen
The Universal Institutional Funds, Inc.
• Emerging Markets Debt Portfolio: Class I

Effective May 1, 2006, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

J.P. Morgan Series Trust II
•	J.P. Morgan Mid Cap Value Portfolio

†These underlying mutual funds assess a short-term trading fee.
*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-II may be allocated to the fixed account.

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract value- The total value of all accumulation units in a contract plus any amount held in the fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
NCUSIF - Nationwide Credit Union Share Insurance Fund.

Nationwide- Nationwide Life Insurance Company.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation period - Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	4
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	7
Example	9
Synopsis of the Contracts	9
Minimum Initial and Subsequent Purchase Payments
Purpose of the Contract
Charges and Expense
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	10
Condensed Financial Information	10
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
The Fixed Account
The Contract in General	12
Distribution, Promotional and Sales Expenses
Underlying Mutual Funds
Profitability
Charges and Deductions	13
Contract Maintenance Charge
Mortality and Expense Risk Charge
Administration Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Premium Taxes
Contract Ownership	16
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	17
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Revoke	19
Surrender (Redemption)	19
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Qualified Contract or Tax Sheltered Annuity
Loan Privilege	21
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	22

Table of Contents (continued)	Page
Contract Owner Services	22
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Nationwide Allocation Architect
Lump Sum Payments
Annuity Commencement Date	25
Annuitizing the Contract	25
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Value of an Annuity Unit
Assumed Investment Rate
Exchanges Among Underlying Mutual Funds
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	26
Death of Contract Owner - Non-Qualified Contracts
Death of Annuitant - Non-Qualified Contracts
Death of Contract Owner/Annuitant
How the Death Benefit Value is Determined
Death Benefit Payment
Statements and Reports	27
Legal Proceedings	27
Advertising	29
Money Market Yields
Historical Performance of the Sub-Accounts
Table of Contents of Statement of Additional Information	30
Appendix A: Underlying Mutual Funds	31
Appendix B: Condensed Financial Information	43
Appendix C: Contract Types and Tax Information	61

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%[1]
Maximum Loan Processing Fee	$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Maximum Annual Contract Maintenance Charge	$30[5]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[6]
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2005, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	2.49%
______________________________

1 Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)	10% of each purchase payment made to an IRA issued on or after March 1, 1993; or
(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
Starting with the second contract year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:
(1)	10% of each purchase payment; or
(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.
For contracts issued prior to December 15, 1998 the CDSC is 5% (as a percentage of the lesser of purchase payments or amounts surrendered).
The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.
2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%
5 The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.
6 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
•	Fidelity Variable Insurance Products Fund -- Natural Resources Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
•	GVIT - Federated GVIT High Income Bond Fund: Class III
•	GVIT - Gartmore GVIT Emerging Markets Fund: Class III
•	GVIT - Gartmore GVIT Global Financial Services Fund: Class III
•	GVIT - Gartmore GVIT Global Health Sciences Fund: Class III
•	GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III
•	GVIT - Gartmore GVIT Global Utilities Fund: Class III
•	GVIT - Gartmore GVIT International Growth Fund: Class III
•	GVIT - Gartmore GVIT Nationwide Leaders Fund: Class III
•	GVIT - Gartmore GVIT U.S. Growth Leaders Fund: Class III
•	GVIT - Gartmore GVIT Worldwide Leaders Fund: Class III
•	GVIT - GVIT International Index Fund: Class VIII
•	GVIT - GVIT International Value Fund: Class III
•	Janus Aspen Series - Global Technology Portfolio: Service II Shares
•	Janus Aspen Series - International Growth Portfolio: Service II Shares
•	Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
•	Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
•	Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
•	Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total variable account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.49%)	1,029	1,657	2,358	4,433	429	1,297	2,178	4,433		1,297	2,178	4,433
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	796	967	1,223	2,255	196	607	1,043	2,255	*	607	1,043	2,255

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the terms of the plan.

The contracts can be categorized as either:

• Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans;
• Investment-only Contracts (Qualified Plans);
• Non-Qualified Contracts;
• Roth IRAs;
• Simplified Employee Pension IRAs ("SEP IRAs"); and
• Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Individual Retirement Annuity	$0	$10
Investment-only Contract (Qualified Plan)	$0	$10
Non-Qualified Contract	$1,500	$10
Roth IRA	$0	$10
SEP IRA	$0	$10
Tax Sheltered Annuity	$0	$10

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

• by institutional investors;
• in connection with other Nationwide contracts that have the same annuitant; or
• in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account. Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.

Nationwide deducts the following Contract Maintenance Charges (see "Contract Maintenance Charge"):

Amount	Type of Contract Issued
$30.00	-IRAs -Non-Qualified Contracts -Qualified Contracts (issued pursuant to a 401 plan prior to January 14, 1991) -Roth IRAs -Tax Sheltered Annuities (issued prior to December 17, 1990).
$12.00	-Tax Sheltered Annuity Contracts issued on or after December 17, 1990 and before August 1, 1994.
$0.00 to $30.00	-Qualified Contracts issued on or after January 14, 1991 and before August 1, 1994.
$0.00 to $12.00	-Qualified Contracts (issued on or after August 1, 1994). -SEP IRAs - Tax Sheltered Annuity Contracts (issued on or after August 1, 1994).

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of (see "Contingent Deferred Sales Charge"):

1)  5% of the amount surrendered; or

2)  5% of the total of all purchase payments made within 8 years of the surrender date.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options"). Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding accumulation units.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets. The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)  shares of a current underlying mutual fund are no longer available for investment; or

2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account. The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms. The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later contract years as they are in early contract years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration or other similar agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Charges and Deductions

Contract Maintenance Charge

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

Contract Maintenance Charges are as follows:

Maintenance Charge	Contract Type
$30.00	- IRAs - Non-Qualified Contracts - Qualified Contracts (issued pursuant to a 401 plan prior to January 14, 1991).[1] - Roth IRAs - Tax Sheltered Annuities (issued prior to December 17, 1990)
$12.00	- Tax Sheltered Annuity Contracts (issued on or after December 17, 1990 and before August 1, 1994).[2]
$0.00 to $30.00	- Qualified Contracts (issued on or after January 14, 1991 and before August 1, 1994).[3]
$0.00 to $12.00[4]	- Qualified Contracts (issued on or after August 1, 1994) - SEP IRAs - Tax Sheltered Annuity Contracts (issued on or after August 1, 1994).

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option at the time of withdrawal as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

1 Qualified contracts issued on or after 1/14/91 pursuant to a plan funded by contracts issued prior to 1/14/91, will have a Contract Maintenance Charge of $30.00.

2 This charge may be lowered to reflect savings in administration of the contracts.

3 Variances based on internal underwriting guidelines can result in a reduction of charges in incremental amounts of $5.00. Underwriting considerations include: size of the group; average participant account balance transferred to Nationwide; and administrative savings.

4 The amount of the charge is determined based on Nationwide’s underwriting guidelines.

Mortality and Expense Risk Charge

Nationwide deducts Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge is equal to an annual rate of 0.80% of the daily net assets of the variable account. The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge is equal to an annualized rate of 0.45% of the daily net assets of the variable account. The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

Administration Charge

Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account. The Administration Charge compensates Nationwide for administrative expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies to contracts issued on or after December 15, 1988 as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of:

1)  5% of the amount surrendered; or

2)  5% of the total of all purchase payments made within 8 years of the surrender date.

After the first year from the date of each purchase payment, the contract owner may withdraw without a CDSC up to 5% of that purchase payment for each year it has remained on deposit (less the amount of such purchase payment previously surrendered free of charge) without a CDSC.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59½ may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a)	up to 10% of each purchase payment under Individual Retirement Annuities issued on or after March 1, 1993; or

b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

a)	10% of each purchase payment; or

b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1)  upon the annuitization of contracts which have been in force for at least two years;

2)  upon payment of a death benefit; or

3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw, CDSC-free, the greater of a) or b), where:

    a) is the amount which would otherwise be available for withdrawal without a CDSC; and

    b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity Contracts issued on or after December 17, 1990, Qualified Contracts sold in conjunction with 401 cases sold on or after January 14, 1991, and SEP IRA Contracts sold on or after January 14, 1991, Nationwide will waive the CDSC when:

a) the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));

b) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

c) the plan participant attains age 59½ and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

d) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;

e) the plan participant dies; or

f) the contract is annuitized after 2 years from the inception of the contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserves the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier an this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

• scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

• contract loans or surrenders, including CDSC-free withdrawals;

• transfers made upon annuitization of the contract;

• surrenders of annuity units to make annuity payments; or

• surrenders of accumulation units to pay a death beneft.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)  the time the contract is surrendered;

2)  annuitization; or

3)  such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Contract Ownership

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

• on a Nationwide form;

• signed by the contract owner; and

• received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

Joint Ownership

Joint owners each own an undivided interest in the contract. If a contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

• joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

• the exercise of any ownership right in the contract will require a written request signed by both joint owners;

• an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

• Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$0	$10
Investment-only Contract (Qualified Plan)	$0	$10
Non-Qualified	$1,500	$10
Roth IRA	$0	$10
SEP IRA	$0	$10
Tax Sheltered Annuity	$0	$10

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1) trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in 2) and 3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is:

1) the value of amounts allocated to the sub-accounts of the variable account;

2) and amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

a) is the sum of:

1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1)  adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)  adding any interest earned on the amounts allocated.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time prior to annuitization. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Nationwide reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.
Transfers After Annuitization

After annuitization, transfers may be made on the anniversary of the annuitization date.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account or to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

• the dilution of the value of the investors’ interests in the underlying mutual fund;

• underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

• increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter

Nationwide will mail a letter to the contract owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days (see, "Lump Sum Payments"). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

a)	the amount requested; or

b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the remaining contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

•	variable account charges;

•	a $30 Contract Maintenance Charge;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	amounts allocated to the fixed account and any interest credited.

A CDSC may apply.
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Qualified Contract or Tax Sheltered Annuity

Contract owners of a Qualified Contract or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B) The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

Surrender provisions may be modified pursuant to the plan terms and tax provisions of the Internal Revenue Code when a contract is issued to fund a Qualified Plan.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Contract provisions may be modified pursuant to plan terms when the contract is issued to fund a Qualified Plan.

Loan Privilege

The loan privilege is only available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

How Loan Requests are Processed

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

• the contract is surrendered;

• the contract owner/annuitant dies;

• the contract owner who is not the annuitant dies prior to annuitization; or

• annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent. IRAs, Roth IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account. Requests for Asset Rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class, the GVIT - Gartmore GVIT Government Bond Fund: Class I, the GVIT - Gartmore GVIT Money Market Fund: Class I and the Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program that transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible to participate in this program. Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging Program. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)  10% of all purchase payments made to the contract as of the withdrawal date; or

2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Nationwide Allocation Architect

Beginning July 1, 2006, Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model. The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk. Participants in the program may elect one of 5 available models:

•	Conservative;

•	Moderately Conservative;

•	Moderate;

•	Moderately Aggressive; and

•	Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract. Certain sub-accounts, based on their unavailability in other Nationwide products that offer the Nationwide Allocation Architect, will not be available to support the models. The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal. More information about the program and the models is available in the brochure for the program.

Nationwide Investment Services Company as Investment Adviser

For those contracts that elect to use the Nationwide Allocation Architect, Nationwide Investment Services Company ("NISC"), an affiliate of Nationwide, will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models. In this capacity, NISC will act as a fiduciary. Contract owners will receive a copy of NISC's Form ADV at the time of application, which contains more information about NISC's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NISC will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model. If deemed necessary by NISC, NISC will update the models, with such updates taking effect on or about January 1 and July 1 of each year. NISC may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts. Currently, NISC updates the models based on information received from an independent third-party firm. NISC reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners. NISC takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented. Contract owners should review these notices carefully. If the contract owner is comfortable with the model changes, the contract owner need not take any action. If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NISC updates the models), Nationwide will reallocate the variable account contract value of contracts participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service. The reallocation will rebalance the variable account contract allocations to the updated model allocations. If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day. Each reallocation is considered a transfer event. However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value at the end of each calendar quarter, referred to as quarterly rebalancing. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect. Beginning July 1, 2006, if the service is available, a contract owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center. Once the election is received and processed, Nationwide will allocate the entire contract value that is allocated to the variable account in accordance with the elected model. Allocations to the fixed account will remain so invested. Only one model may be elected at any given time.

While the Nationwide Allocation Architect is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts to the fixed account without first terminating their participation in the service. Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the elected model) only at the end of the guarantee term. Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently elected model. Any surrenders taken from the contract while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract. Any charges assessed to the contract will be taken proportionally from all investments in the contract. A contract owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk. The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide. However, Nationwide bears no responsibility for the investment decision.

Changing Models

Contract owners participating in the Nationwide Allocation Architect may elect to change models at any time. An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center. An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner. Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise. Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances. However, neither Nationwide nor NISC guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

NISC may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models. Specifically, some of the sub-accounts correspond to underlying mutual funds managed by a NISC affiliate, some underlying mutual funds may pay more revenue to NISC than others, and some underlying mutual funds may pay more revenue to Nationwide (NISC's parent company) than others. However, NISC believes that its fiduciary responsibilities to the contract owners outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

Lump Sum Payments

When death benefit proceeds or amounts due upon full
surrender are paid out in a lump sum, Nationwide may
transfer such amounts to its general account or to an affiliate.
Unless Nationwide is instructed otherwise, or if prohibited by state law, a draftbook or checkbook will be issued to the beneficiary or the contract owner or other person entitled to the payments.

The recipient of the draft or checkbook may write drafts or checks, including writing one draft or check for the full amount of the account balance, or may leave the balance in the account where it will earn interest until such time as a draft or check is written. Interest is credited at a rate determined periodically by, and at the sole discretion of, Nationwide or its affiliate, if applicable.

For federal income tax purposes, the lump sum payment will be deemed received upon the date of the transfer of the money to the general account or the affiliate, whichever is applicable. The interest will be taxable in the tax year that it is credited.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)  an annuity payment option; and

2)  either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)  deducting applicable premium taxes from the total contract value; then

2)  applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1) deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization. After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date. Once elected or assumed, the annuity payment option may not be changed. The annuity payment options are:

1)
Life Annuity. An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant’s death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity. An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3)	Life Annuity with 120 or 240 Monthly Payments Guaranteed. An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the annuitant becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.
How the Death Benefit Value is Determined

The death benefit value is determined as of the date Nationwide receives:

1)  proper proof of the annuitant’s death;

2)  an election specifying the distribution method; and

3)  any state required form(s).

The beneficiary may elect to receive the death benefit:

1)  in a lump sum;

2)  as an annuity; or

3)  in any other manner permitted by law and approved by Nationwide.

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Please refer to the "Lump Sum Payments" subsection of "Contract Owner Services" for more information.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid. After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Payment

For contracts issued on or after May 1, 1998 (or a later date if required by state law):

•	If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

1)	the contract value; or

2)	the sum of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

•	If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

For contracts issued before May 1, 1998 (or before state approval of the death benefit calculation described above):

•	If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

1)	the contract value; or

2)	the sum of all purchase payments, less any amounts surrendered.

•	If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back Nationwide’s MTN programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC), Nationwide’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of: all residents of the United States and the Virgin Islands who, during the Class Period paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period which provide for guaranteed maximum premiums, excluding products NWLA-224 (and all state variations thereof), Life 4608 (and all state variations thereof), and policy forms Life 4219, Life 4290, and Life 3617. Excluded from the class are: Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990, through the date the Class is certified. Nationwide intends to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, Nationwide filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. Nationwide intends to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, Nationwide filed its answer, and on December 30, 2005, Nationwide filed a motion for summary judgment. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide and Nationwide Life and Annuity Insurance Company (NLAIC) were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide and NLAIC intend to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint four times. As amended, in the current complaint, filed March 21, 2006, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. On February 24, 2006, Nationwide’s motion for summary judgment was denied. On March 7, 2006, the plaintiff’s motion for class certification was denied without prejudice. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

 Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the variable account charges, the Contract Maintenance Charge, and the CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before
September 27, 1999.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Funds Insurance Series - Growth Fund: Class 1
This underlying mutual fund is only available in policies issued on or after May 1, 1987 and before September 1, 1989.
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

American Funds Insurance Series - High Income Bond Fund: Class 1
This underlying mutual fund is only available in policies issued on or after May 1, 1987 and before September 1, 1989.
Investment Adviser:	Capital Research and Management Company
Investment Objective:	High current income and capital appreciation.

American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund: Class 1
This underlying mutual fund is only available in policies issued on or after May 1, 1987 and before September 1, 1989.
Investment Adviser:	Capital Research and Management Company
Investment Objective:	High current income and investment preservation.

Credit Suisse Trust - Global Small Cap Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-Adviser:	Credit Suisse Asset Management L.L.C.
Investment Objective:	Capital appreciation.

Credit Suisse Trust - International Focus Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-Adviser:	Credit Suisse Asset Management (Australia ) Limited
Investment Objective:	Long-term capital appreciation.

Credit Suisse Trust - Small Cap Growth Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital growth.

 Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth, current income and growth of income.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, with preservation of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Federated Investment Management Company.
Investment Objective:	High current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class III
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	To provide as high level of income as is consistent with the preservation of capital.

Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class III
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Investment Objective:	High level of total return consistent with a moderately conservative level of risk.
Gartmore GVIT Investor Destinations Moderate Fund: Class II	Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destination Funds.
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Leaders Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term growth of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT International Index Fund: Class VIII
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management, L.P.
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT International Value Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:
American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company.

Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Gartmore Variable Insurance Trust - Van Kampen GVIT Comstock Value Fund: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2006.
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Growth from capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation and reasonable income.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Growth Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
This underlying mutual fund assesses a short-term trading fee (please see “Short-Term Trading Fees” earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total investment return which includes current income and capital appreciation in the value of its shares.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income and, secondarily, capital appreciation when consistent with goal of high current income.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in “growth type” companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth, and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Discovery Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before
September 27, 1999.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information

The following tables reflect accumulation unit values for the units of the sub-accounts. As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

The AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares, American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I, American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I, Federated Insurance Series: Federated Market Opportunity Fund II: Service Shares, Fidelity Variable Insurance Products Fund III - Fidelity VIP Mid Cap Portfolio: Service Class, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio - Service Class, Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2020 Portfolio: Service Class, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class, Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2, Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2, Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2, Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3, Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3, Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II, Gartmore Variable Insurance Trust- American Funds GVIT Bond Fund - Class II, Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II, Gartmore Variable Insurance Trust- Federated GVIT High Income Bond Fund: Class III, Gartmore Variable Insurance Trust - GVIT International Index Fund: Class VIII, MFS Variable Insurance Trust - MFS Value Series: Service Class, Neuberger Berman Advisors Management Trust - AMT Fasciano Portfolio: S Class, Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class, Neuberger Berman Advisors Management Trust - AMT Regency Portfolio: S Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares, T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II, T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II, T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II, Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I were added to the variable account on May 1, 2006. Therefore no Condensed Financial Information is available.

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I - Q/NQ	21.165530	21.922137	3.57%	2,625,874	2005
	19.534173	21.165530	8.35%	3,022,069	2004
	16.567367	19.534173	17.91%	3,303,771	2003
	18.559606	16.567367	-10.73%	3,450,427	2002
	19.495665	18.559606	-4.80%	3,923,625	2001
	20.288854	19.495665	-3.91%	4,361,533	2000
	18.677491	20.288854	8.63%	5,256,044	1999
	16.345418	18.677491	14.27%	5,996,007	1998
	14.300170	16.345418	14.30%	5,856,813	1997

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I - Q/NQ	26.601023	32.049444	20.48%	3,212,111	2005
	25.051451	26.601023	6.19%	3,685,986	2004
	21.067698	25.051451	18.91%	4,367,280	2003
	27.088550	21.067698	-22.23%	5,016,583	2002
	38.157123	27.088550	-29.01%	6,194,078	2001
	35.454211	38.157123	7.62%	7,959,747	2000
	21.832994	35.454211	62.39%	7,862,693	1999
	22.608168	21.832994	-3.43%	8,891,042	1998
	23.677551	22.608168	-4.52%	11,745,644	1997

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.402943	11.776350	3.27%	2,458,824	2005
	10.224649	11.402943	11.52%	2,806,446	2004
	8.008472	10.224649	27.67%	3,100,074	2003
	10.063450	8.008472	-20.42%	2,787,170	2002
	11.126222	10.063450	-9.55%	3,229,944	2001
	12.610627	11.126222	-11.77%	3,560,031	2000
	10.825822	12.610627	16.49%	3,486,007	1999
	10.000000	10.825822	8.26%	2,046,928	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	16.410352	18.344523	11.79%	2,070,979	2005
	14.467335	16.410352	13.43%	2,579,493	2004
	11.772325	14.467335	22.89%	3,215,366	2003
	14.979094	11.772325	-21.41%	4,198,062	2002
	21.429753	14.979094	-30.10%	5,318,356	2001
	26.102697	21.429753	-17.90%	8,210,709	2000
	16.121219	26.102697	61.92%	8,418,918	1999
	13.753336	16.121219	17.22%	8,709,163	1998
	11.745639	13.753336	17.09%	6,327,934	1997

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.229023	12.535460	11.63%	1,719,668	2005
	9.886036	11.229023	13.58%	1,726,440	2004
	8.044442	9.886036	22.89%	1,504,916	2003
	10.000000	8.044442	-19.56%	1,037,313	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.730380	10.820656	0.84%	439,701	2005
	9.823019	10.730380	9.24%	402,043	2004
	7.968301	9.823019	23.28%	315,757	2003
	10.000000	7.968301	-20.32%	65,022	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolio, Inc. - American Century VP Value Fund: Class I - Q/NQ	20.553329	21.308091	3.67%	4,685,020	2005
	18.213415	20.553329	12.85%	5,335,140	2004
	14.309305	18.213415	27.28%	5,097,800	2003
	16.591903	14.309305	-13.76%	5,569,376	2002
	14.901045	16.591903	11.35%	6,050,734	2001
	12.777944	14.901045	16.62%	2,877,118	2000
	13.057214	12.777944	-2.14%	1,991,906	1999
	12.621843	13.057214	3.45%	2,332,484	1998
	10.142565	12.621843	24.44%	2,331,383	1997

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.885870	10.912644	0.25%	900,037	2005
	10.423563	10.885870	4.44%	767,939	2004
	10.000000	10.423563	4.24%	159,790	2003*

American Fund Insurance Series - Growth Fund: Class 1 - Q/NQ	61.679535	70.926055	14.99%	304,892	2005
	55.425080	61.679535	11.28%	328,215	2004
	40.944979	55.425080	35.36%	365,066	2003
	54.780019	40.944979	-25.26%	395,502	2002
	67.636095	54.780019	-19.01%	473,726	2001
	65.428997	67.636095	3.37%	553,384	2000
	42.056137	65.428997	55.58%	635,473	1999
	31.433956	42.056137	33.79%	740,145	1998
	24.479182	31.433956	28.41%	843,498	1997

American Fund Insurance Series - High Income Bond Fund: Class 1 - Q/NQ	36.629220	37.043262	1.13%	51,289	2005
	33.790042	36.629220	8.40%	56,447	2004
	26.377464	33.790042	28.10%	79,838	2003
	27.135785	26.377464	-2.79%	52,094	2002
	25.454935	27.135785	6.60%	57,966	2001
	26.601827	25.454935	-4.31%	65,619	2000
	25.475118	26.601827	4.42%	78,579	1999
	25.696356	25.475118	-0.86%	100,976	1998
	23.160826	25.696356	10.95%	123,894	1997

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Fund Insurance Series - U.S. Government/AAA-Rated Securities Fund: Class 1 - Q/NQ	26.919197	27.288452	1.37%	88,729	2005
	26.330057	26.919197	2.24%	91,981	2004
	26.022968	26.330057	1.18%	110,930	2003
	24.088283	26.022968	8.03%	125,824	2002
	22.759646	24.088283	5.84%	121,524	2001
	20.644287	22.759646	10.25%	130,827	2000
	21.026607	20.644287	-1.82%	169,205	1999
	19.609550	21.026607	6.78%	211,100	1998
	18.395431	19.690955	7.04%	258,271	1997

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	11.988315	13.743269	14.64%	244,142	2005
	10.294289	11.988315	16.46%	319,361	2004
	7.063444	10.294289	45.74%	416,380	2003
	10.869241	7.063444	-35.01%	537,381	2002
	15.432781	10.869241	-29.57%	916,771	2001
	19.288213	15.432781	-19.99%	1,288,253	2000
	11.952364	19.288213	61.38%	1,376,514	1999
	11.369600	11.952364	5.13%	979,637	1998
	10.163772	11.369600	11.86%	707,736	1997

Credit Suisse Trust - International Focus Portfolio - Q/NQ	11.599994	13.446345	15.92%	1,638,254	2005
	10.242722	11.599994	13.25%	2,025,971	2004
	7.797301	10.242722	31.36%	2,477,903	2003
	9.863392	7.797301	-20.95%	3,175,115	2002
	12.858441	9.863392	-23.29%	4,524,393	2001
	17.579480	12.858441	-26.86%	5,559,302	2000
	11.608185	17.579480	51.44%	7,260,250	1999
	11.164048	11.608185	3.98%	8,662,434	1998
	11.572294	11.164048	-3.53%	11,097,293	1997

Credit Suisse Trust - Small Cap Growth Portfolio - Q/NQ	17.955815	17.248132	-3.94%	3,592,621	2005
	16.408745	17.955815	9.43%	4,406,888	2004
	11.191377	16.408745	46.62%	5,224,251	2003
	17.100411	11.191377	-34.55%	5,748,439	2002
	20.629953	17.100411	-17.11%	7,315,425	2001
	25.523630	20.629953	-19.17%	8,717,167	2000
	15.294249	25.523630	66.88%	9,345,464	1999
	15.950665	15.294249	-4.12%	10,310,188	1998
	13.973889	15.950665	14.15%	11,681,454	1997

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.446927	13.174239	5.84%	1,237,599	2005
	10.346504	12.446927	20.30%	1,429,811	2004
	7.608241	10.346504	35.99%	941,514	2003
	10.000000	7.608241	-23.92%	205,455	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	21.724450	22.218113	2.27%	3,134,535	2005
	20.732516	21.724450	4.83%	3,717,349	2004
	16.663225	20.723516	24.37%	4,234,936	2003
	23.760745	16.663225	-29.87%	4,524,420	2002
	31.095821	23.760745	-23.59%	5,375,905	2001
	35.410022	31.095821	-12.18%	6,271,857	2000
	27.580026	35.410022	28.39%	6,009,014	1999
	21.597400	27.580026	27.70%	4,943,293	1998
	17.037112	21.597400	26.77%	4,163,981	1997

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	26.789758	27.683039	3.33%	12,926,583	2005
	24.532188	26.789758	9.20%	15,389,969	2004
	19.362949	24.532188	26.70%	17,410,928	2003
	25.269146	19.362949	-23.37%	19,217,192	2002
	29.155455	25.269146	-13.33%	22,253,473	2001
	32.559249	29.155455	-10.45%	25,282,408	2000
	27.352140	32.559249	19.04%	29,124,459	1999
	21.614298	27.352140	26.55%	28,257,153	1998
	16.470432	21.614298	31.23%	22,011,947	1997

Dreyfus Variable Investment Fund: Appreciation Portfolio: Initial Shares - Q/NQ	12.892166	13.282138	3.02%	2,645,390	2005
	12.434504	12.892166	3.68%	3,153,268	2004
	10.397121	12.434504	19.60%	3,556,678	2003
	12.648277	10.397121	-17.80%	4,010,118	2002
	14.131419	12.648277	-10.50%	4,428,984	2001
	14.410358	14.131419	-1.94%	5,180,502	2000
	13.099410	14.410358	10.01%	6,960,886	1999
	10.192063	13.099410	28.53%	6,377,285	1998
	10.000000	10.192063	1.92%	356,277	1997*

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares - Q/NQ	12.570054	12.823007	2.01%	1,690,892	2005
	11.850604	12.570054	6.07%	1,954,863	2004
	9.486044	11.850604	24.93%	2,212,941	2003
	12.871217	9.486044	-26.30%	2,347,900	2002
	13.851602	12.871217	-7.08%	2,832,364	2001
	14.584456	13.851602	-5.02%	2,684,211	2000
	12.641927	14.584456	15.37%	2,438,905	1999
	11.455116	12.641927	10.36%	2,540,933	1998
	9.986925	11.455116	14.70%	1,798,495	1997

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.290890	11.289094	-0.02%	1,008,859	2005
	11.039973	11.290890	2.27%	1,076,015	2004
	10.688806	11.039973	3.29%	1,463,639	2003
	10.000000	10.688806	6.89%	1,198,368	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class - Q/NQ	47.775440	49.922078	4.49%	12,351,501	2005
	43.400619	47.775440	10.08%	14,410,303	2004
	33.738720	43.400619	28.64%	16,213,235	2003
	41.158746	33.738720	-18.03%	18,244,002	2002
	43.878710	41.158746	-6.20%	21,634,292	2001
	41.001029	43.878710	7.02%	24,796,505	2000
	39.068090	41.001029	4.95%	33,300,821	1999
	35.459509	39.068090	10.18%	40,310,078	1998
	28.043676	35.459509	26.44%	43,512,141	1997

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class - Q/NQ	57.755039	60.312101	4.43%	10,670,052	2005
	56.603508	57.755039	2.03%	13,037,322	2004
	43.168145	56.603508	31.12%	15,163,990	2003
	62.576549	43.168145	-31.02%	17,163,821	2002
	76.996322	62.576549	-18.73%	21,235,416	2001
	87.627336	76.996322	-12.13%	25,427,441	2000
	64.597153	87.627336	35.65%	28,552,551	1999
	46.918894	64.597153	37.68%	28,851,915	1998
	38.497038	46.918894	21.88%	29,239,944	1997

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - Q/NQ	26.581541	26.945594	1.37%	3,558,042	2005
	24.574178	26.581541	8.17%	4,593,841	2004
	19.563615	24.574178	25.61%	5,870,522	2003
	19.161462	19.563615	2.10%	5,931,182	2002
	21.995953	19.161462	-12.89%	6,536,524	2001
	28.744305	21.995953	-23.48%	7,250,779	2000
	26.926873	28.744305	6.75%	9,978,915	1999
	28.515871	26.926873	-5.57%	12,922,102	1998
	24.553550	28.515871	16.14%	14,983,536	1997

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class - Q/NQ	22.177379	26.059171	17.50%	4,869,513	2005
	19.773205	22.177379	12.16%	5,925,431	2004
	13.973298	19.773205	41.51%	7,170,288	2003
	17.759073	13.973298	-21.32%	8,912,172	2002
	22.826307	17.759073	-22.20%	11,760,930	2001
	28.588402	22.826307	-20.16%	14,637,909	2000
	20.307878	28.588402	40.77%	17,427,775	1999
	18.248482	20.307878	11.29%	20,601,480	1998
	16.573676	18.248482	10.11%	23,816,151	1997

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R - Q/NQ	12.268627	14.424128	17.57%	3,227,038	2005
	10.943179	12.268627	12.11%	3,104,125	2004
	7.735704	10.943179	41.46%	2,360,208	2003
	10.000000	7.735704	-22.64%	1,240,102	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class - Q/NQ	29.680174	30.480229	2.70%	8,350,963	2005
	28.511740	29.680174	4.10%	9,882,767	2004
	24.485702	28.511740	16.44%	11,563,955	2003
	27.180705	24.485702	-9.92%	13,106,953	2002
	28.715312	27.180705	-5.34%	15,941,974	2001
	30.281181	28.715312	-5.17%	19,312,846	2000
	27.616728	30.281181	9.65%	24,933,937	1999
	24.319958	27.616728	13.56%	29,762,582	1998
	20.422622	24.319958	19.08%	32,838,236	1997

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class - Q/NQ	26.375050	30.442534	15.42%	15,451,964	2005
	23.140911	26.375050	13.98%	16,213,494	2004
	18.250599	23.140911	26.80%	17,322,805	2003
	20.398208	18.250599	-10.53%	18,964,703	2002
	23.552441	20.398208	-13.39%	21,789,540	2001
	25.553458	23.552441	-7.83%	25,112,647	2000
	20.836167	25.553458	22.64%	28,241,038	1999
	16.241378	20.836167	28.29%	26,949,772	1998
	13.255157	16.241378	22.53%	25,172,286	1997

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.428807	10.507730	0.76%	975,391	2005
	10.128708	10.428807	2.96%	612,949	2004
	10.000000	10.128708	1.29%	211,544	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Initial Class - Q/NQ	10.008792	10.757427	7.48%	2,129,756	2005
	9.460290	10.008792	5.80%	2,410,097	2004
	7.380149	9.460290	28.19%	2,666,113	2003
	9.567474	7.380149	-22.86%	2,992,314	2002
	11.327928	9.567474	-15.54%	3,474,582	2001
	13.838158	11.327928	-18.14%	4,267,116	2000
	13.446025	13.838158	2.92%	5,623,044	1999
	10.932125	13.446025	23.00%	5,126,613	1998
	10.000000	10.932125	9.32%	1,807,800	1997*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.043195	13.202987	1.23%	846,953	2005
	11.593346	13.043195	12.51%	1,277,884	2004
	7.443946	11.593346	55.74%	1,244,197	2003
	10.000000	7.443946	-25.56%	107,732	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.218203	17.305110	30.92%	51,064	2005
	11.091469	13.218203	19.17%	61,735	2004
	6.799600	11.091469	63.12%	89,243	2003
	8.126945	6.799600	-16.33%	168,114	2002
	8.684823	8.126945	-6.42%	276,397	2001
	10.000000	8.684823	-13.15%	5,853	2000*

GVIT Gartmore GVIT Emerging Markets Fund Class III - Q/NQ	14.588946	19.102228	30.94%	1,723,941	2005
	12.240339	14.588946	19.19%	964,241	2004
	7.505927	12.240339	63.08%	599,666	2003
	10.000000	7.505927	-24.94%	121,621	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.333390	15.728004	9.73%	130,672	2005
	11.989151	14.333390	19.55%	221,320	2004
	8.586850	11.989151	39.62%	116,756	2003
	10.000000	8.586850	-14.13%	69,348	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.893956	12.728698	7.02%	458,107	2005
	11.174138	11.893956	6.44%	438,722	2004
	8.277414	11.174138	35.00%	392,268	2003
	10.000000	8.277414	-17.23%	98,982	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	3.020641	2.966073	-1.81%	182,011	2005
	2.933882	3.020641	2.96%	239,474	2004
	1.914851	2.933882	53.22%	343,527	2003
	3.390760	1.914851	-43.53%	754,753	2002
	5.998573	3.390760	-43.47%	456,524	2001
	10.000000	5.998573	-40.01%	193,994	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund Class III - Q/NQ	11.235308	11.032795	-1.80%	294,229	2005
	10.916237	11.235308	2.92%	397,401	2004
	7.126672	10.916237	53.17%	541,414	2003
	10.000000	7.126672	-28.73%	201,364	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	13.537943	14.228120	5.10%	261,378	2005
	10.555176	13.537943	28.26%	298,418	2004
	8.612434	10.555176	22.56%	67,785	2003
	10.000000	8.612434	-13.88%	47,276	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Government Bond Fund: Class I - Q	44.903489	45.767774	1.92%	1,939,291	2005
	44.057681	44.903489	1.92%	2,272,676	2004
	43.762624	44.057681	0.67%	2,859,595	2003
	39.950842	43.762624	9.54%	3,796,805	2002
	37.741768	39.950842	5.85%	3,026,477	2001
	33.975979	37.741768	11.08%	2,868,756	2000
	35.250995	33.975979	-3.62%	3,473,447	1999
	32.793820	35.250995	7.49%	4,202,514	1998
	30.296925	32.793820	8.24%	3,575,004	1997

GVIT Gartmore GVIT Government Bond Fund: Class I - NQ	44.784890	45.646904	1.92%	967,696	2005
	43.941314	44.784890	1.92%	1,096,172	2004
	43.647039	43.941314	0.67%	1,460,897	2003
	39.845323	43.647039	9.54%	2,262,641	2002
	37.642078	39.845323	5.85%	2,026,602	2001
	33.886230	37.642078	11.08%	2,244,962	2000
	35.157882	33.886230	-3.62%	2,665,502	1999
	32.707206	35.157882	-0.26%	3,353,428	1998
	30.216906	32.707206	8.24%	2,848,085	1997

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	15.946096	16.762531	5.12%	2,989,034	2005
	14.937671	15.946096	6.75%	3,565,042	2004
	11.401436	14.937671	31.02%	4,125,789	2003
	16.206536	11.401436	-29.65%	4,423,376	2002
	22.850565	16.206536	-29.08%	5,465,278	2001
	31.511115	22.850565	-27.48%	6,409,567	2000
	30.616503	31.511115	2.92%	9,988,756	1999
	23.867569	30.616503	28.28%	12,537,893	1998
	17.979967	23.867569	32.75%	8,088,601	1997

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.709868	15.045739	28.49%	539,626	2005
	10.374988	11.709868	12.87%	159,913	2004
	7.767159	10.374988	33.58%	106,860	2003
	10.000000	7.767159	-22.33%	20,534	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.922479	11.137379	1.97%	603,318	2005
	10.574381	10.922479	3.29%	519,440	2004
	9.928642	10.574381	6.50%	442,157	2003
	10.000000	9.928642	-0.71%	379,164	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.306072	11.660102	3.13%	979,839	2005
	10.689699	11.306072	5.77%	858,549	2004
	9.525559	10.689699	12.22%	639,892	2003
	10.000000	9.525559	-4.74%	332,503	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.567029	12.027221	3.98%	2,998,938	2005
	10.699107	11.567029	8.11%	2,586,804	2004
	9.029424	10.699107	18.49%	1,570,015	2003
	10.000000	9.029424	-9.71%	831,155	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.868786	12.543415	5.68%	2,103,709	2005
	10.727781	11.868786	10.64%	1,501,872	2004
	8.582311	10.727781	25.00%	867,959	2003
	10.000000	8.582311	-14.18%	390,674	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.056354	12.843911	6.53%	796,149	2005
	10.712555	12.056354	12.54%	620,612	2004
	8.230619	10.712555	30.15%	390,266	2003
	10.000000	8.230619	-17.69%	134,988	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	5.440079	5.892663	8.32%	1,882,337	2005
	4.778761	5.440079	13.84%	1,880,461	2004
	3.454970	4.778761	38.32%	2,178,466	2003
	5.557818	3.454970	-37.84%	1,603,281	2002
	8.080774	5.557818	-31.22%	1,570,037	2001
	10.000000	8.080774	-19.19%	2,358,498	2000*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	26.118303	26.467505	1.34%	7,118,801	2005
	26.249330	26.118303	-0.50%	7,825,138	2004
	26.429711	26.249330	-0.68%	10,328,967	2003
	26.457300	26.429711	-0.10%	15,828,632	2002
	25.875318	26.457300	2.25%	18,902,402	2001
	24.724254	25.875318	4.66%	20,018,844	2000
	23.891623	24.724254	3.49%	33,877,905	1999
	22.994005	23.891623	3.90%	23,452,710	1998
	22.132823	22.994005	3.89%	22,090,240	1997

GVIT Gartmore GVIT Nationwide Fund: Class I - Q	92.141402	97.714959	6.05%	1,654,415	2005
	85.060365	92.141402	8.32%	1,922,415	2004
	67.585132	85.060365	25.86%	2,184,285	2003
	82.854525	67.585132	-18.43%	2,441,029	2002
	95.205724	82.854525	-12.97%	2,811,964	2001
	98.542231	95.205724	-3.39%	3,204,746	2000
	93.358149	98.542231	5.55%	4,059,346	1999
	80.108117	93.358149	16.54%	4,459,090	1998
	62.707634	80.108117	27.75%	4,368,093	1997

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Nationwide Fund: Class I - NQ	89.768666	95.198697	6.05%	839,283	2005
	82.869976	89.768666	8.32%	986,310	2004
	65.844752	82.869976	25.86%	1,167,237	2003
	80.720956	65.844752	-18.43%	1,364,707	2002
	92.754108	80.720956	-12.97%	1,664,242	2001
	96.004702	92.754108	-3.39%	2,074,432	2000
	90.954119	96.004702	5.55%	2,763,449	1999
	78.045294	90.954119	16.54%	3,296,114	1998
	61.092889	78.045294	27.75%	3,538,356	1997

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	12.167497	13.246804	8.87%	262,081	2005
	10.379344	12.167497	17.23%	80,651	2004
	8.372932	10.379344	23.96%	82,625	2003
	10.000000	8.372932	-16.27%	88,614	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.649128	15.087548	10.54%	375,468	2005
	12.298238	13.649128	10.98%	320,137	2004
	8.176098	12.298238	50.42%	498,208	2003
	10.000000	8.176098	-18.24%	29,905	2002*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	11.578720	13.638759	17.79%	129,089	2005
	10.000000	11.578720	15.79%	15,918	2004*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.369372	18.104708	10.60%	848,000	2005
	13.790762	16.369372	18.70%	631,572	2004
	10.000000	13.790762	37.91%	130,951	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.888304	14.260369	10.65%	4,426,280	2005
	11.282992	12.888304	14.23%	4,467,685	2004
	8.489668	11.282992	32.90%	4,340,627	2003
	10.155801	8.489668	-16.41%	3,766,654	2002
	10.426483	10.155801	-2.60%	3,053,642	2001
	10.000000	10.426483	4.26%	1,618,150	2000*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	6.918173	7.380971	6.69%	1,401,842	2005
	6.180152	6.918173	11.94%	1,604,464	2004
	4.663483	6.180152	32.52%	1,821,108	2003
	7.082713	4.663483	-34.16%	1,391,419	2002
	8.049083	7.082713	-12.01%	1,344,987	2001
	10.000000	8.049083	-19.51%	618,926	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	19.268335	19.602983	1.74%	4,115,353	2005
	16.643051	19.268335	15.77%	5,131,013	2004
	10.750042	16.643051	54.82%	5,889,864	2003
	14.953758	10.750042	-28.11%	6,048,182	2002
	11.811823	14.953758	26.60%	8,057,476	2001
	10.761293	11.811823	9.76%	4,015,701	2000
	8.528787	10.761293	26.18%	2,558,753	1999
	10.000000	8.528787	-14.71%	1,006,390	1998*

GVIT GVIT Small Company Fund: Class I - Q/NQ	29.978304	33.234370	10.86%	3,846,631	2005
	25.518757	29.978304	17.48%	4,305,339	2004
	18.334767	25.518757	39.18%	4,776,725	2003
	22.470394	18.334767	-18.40%	5,287,669	2002
	24.404464	22.470394	-7.93%	6,151,860	2001
	22.704085	24.404464	7.49%	6,820,709	2000
	15.971964	22.704085	42.15%	6,712,735	1999
	16.020642	15.971964	-0.30%	8,113,510	1998
	13.831813	16.020642	15.82%	8,605,933	1997
	10.000000	11.410135	14.10%	764,561	1995*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.716950	10.846972	1.21%	148,807	2005
	10.000000	10.716950	7.17%	55,553	2004*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.781205	16.192125	2.60%	317,681	2005
	13.655878	15.781205	15.56%	217,051	2004

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.169765	13.282416	0.86%	1,016,201	2005
	12.524864	13.169765	5.15%	938,993	2004
	11.318419	12.524864	10.66%	905,046	2003
	10.696539	11.318419	5.81%	781,479	2002
	10.402458	10.696539	2.83%	536,394	2001
	10.000000	10.402458	4.02%	332,659	2000*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.956739	7.728765	11.10%	2,644,314	2005
	5.974796	6.956739	16.43%	3,041,317	2004
	5.034738	5.974796	18.67%	3,395,262	2003
	6.067590	5.034738	-17.02%	3,930,076	2002
	7.864985	6.067590	-22.85%	4,919,247	2001
	10.000000	7.864985	-21.35%	4,001,655	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.477962	3.829380	10.10%	823,104	2005
	3.503921	3.477962	-0.74%	1,186,545	2004
	2.423642	3.503921	44.57%	1,560,792	2003
	4.157294	2.423642	-41.70%	2,093,209	2002
	6.720273	4.157294	-38.14%	4,075,721	2001
	10.000000	6.720273	-32.80%	3,181,754	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.251543	11.264791	9.88%	392,215	2005
	10.300510	10.251543	-0.48%	476,207	2004
	7.092920	10.300510	45.22%	472,230	2003
	10.000000	7.092920	-29.07%	242,020	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.790064	8.842730	30.23%	808,231	2005
	5.796339	6.790064	17.14%	1,061,323	2004
	4.365171	5.796339	32.79%	1,365,489	2003
	5.957202	4.365171	-26.72%	1,929,118	2002
	7.883235	5.957202	-24.43%	3,215,920	2001
	10.000000	7.883235	-21.17%	2,893,580	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.043732	15.693805	30.31%	917,295	2005
	10.279042	12.043732	17.17%	649,095	2004
	7.740287	10.279042	32.80%	518,300	2003
	10.000000	7.740287	-22.60%	391,856	2002*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.385394	12.273075	7.80%	1,546,662	2005
	10.000000	11.385394	13.85%	475,216	2004*

Neuberger Berman Advisers Management Trust - AMT Growth Portfolio: I Class - Q/NQ	38.975781	43.663611	12.03%	2,888,343	2005
	33.866329	38.975781	15.09%	3,409,046	2004
	26.112455	33.866329	29.69%	3,951,056	2003
	38.434816	26.112455	-32.06%	4,465,786	2002
	55.924190	38.434816	-31.27%	5,720,120	2001
	64.133277	55.924190	-12.80%	7,003,828	2000
	43.203987	64.133277	48.44%	6,786,793	1999
	37.889922	43.203987	14.03%	8,274,573	1998
	29.757359	37.889922	27.33%	9,503,692	1997

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.026529	11.796868	6.99%	1,079,101	2005
	9.646212	11.026529	14.31%	1,344,237	2004
	7.417309	9.646212	30.05%	1,495,894	2003
	10.217493	7.417309	-27.41%	1,653,804	2002
	10.511377	10.217493	-2.80%	2,252,525	2001
	10.529949	10.511377	-0.18%	1,808,437	2000
	9.282422	10.529949	13.44%	2,206,897	1999
	10.000000	9.282422	-7.18%	1,710,516	1998*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	21.598449	21.626126	0.13%	2,052,851	2005
	21.713731	21.598449	-0.53%	2,473,673	2004
	21.479034	21.713731	1.09%	2,891,609	2003
	20.658997	21.479034	3.97%	3,554,361	2002
	19.242706	20.658997	7.36%	3,205,231	2001
	18.256157	19.242706	5.40%	3,591,397	2000
	18.227259	18.256157	0.16%	4,494,538	1999
	17.690564	18.227259	3.03%	5,856,163	1998
	16.791470	17.690564	5.35%	6,326,899	1997

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	27.228591	31.725691	16.52%	4,095,232	2005
	23.187259	27.228591	17.43%	4,052,931	2004
	17.390363	23.187259	33.33%	4,531,894	2003
	23.227490	17.390363	-25.13%	5,043,198	2002
	24.220161	23.227490	-4.10%	5,911,528	2001
	24.366392	24.220161	-0.60%	6,668,990	2000
	22.992724	24.366392	5.97%	9,255,549	1999
	22.354609	22.992724	2.85%	12,948,011	1998
	17.256151	22.354609	29.55%	15,749,600	1997

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.715555	14.466052	5.47%	183,277	2005
	12.267143	13.715555	11.81%	47,628	2004*

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares - Q/NQ	30.465425	31.239921	2.54%	3,074,082	2005
	28.034757	30.465425	8.67%	3,406,515	2004
	22.730753	28.034757	23.33%	3,730,927	2003
	25.703909	22.730753	-11.57%	4,122,075	2002
	25.479369	25.703909	0.88%	4,952,209	2001
	24.251858	25.479369	5.06%	5,450,442	2000
	21.978211	24.251858	10.35%	6,529,656	1999
	20.878401	21.978211	5.27%	8,118,694	1998
	18.045475	20.878401	15.70%	9,146,343	1997

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares - Q/NQ	25.239929	25.557226	1.26%	3,062,218	2005
	24.240931	25.239929	4.12%	3,607,518	2004
	23.000893	24.240931	5.39%	4,310,038	2003
	21.364042	23.000893	7.66%	5,082,545	2002
	20.083060	21.364042	6.38%	5,634,831	2001
	19.177103	20.083060	4.72%	5,522,385	2000
	19.729274	19.177103	-2.80%	6,939,510	1999
	18.715948	19.729274	5.41%	8,020,359	1998
	17.356310	18.715948	7.83%	7,497,951	1997

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.930215	15.488047	3.74%	5,263,561	2005
	14.145656	14.930215	5.55%	6,488,930	2004
	10.944999	14.145656	29.24%	6,899,626	2003
	15.161642	10.944999	-27.81%	7,326,085	2002
	17.572799	15.161642	-13.72%	8,749,074	2001
	17.844166	17.572799	-1.52%	9,438,104	2000
	12.762568	17.844166	39.82%	5,777,138	1999
	10.427884	12.762568	22.39%	2,675,493	1998
	10.000000	10.427884	4.28%	796,017	1997*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	32.449282	36.611304	12.83%	5,332,445	2005
	27.589476	32.449282	17.61%	6,553,783	2004
	19.544324	27.589476	41.16%	8,027,015	2003
	25.431265	19.544324	-23.15%	10,295,816	2002
	29.294816	25.431265	-13.19%	11,787,913	2001
	28.241523	29.294816	3.73%	13,833,949	2000
	18.054116	28.241523	56.43%	14,627,852	1999
	16.030693	18.054116	12.62%	15,201,324	1998
	13.266755	16.030693	20.83%	15,779,155	1997

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.739434	18.891396	12.86%	3,985,699	2005
	14.228585	16.739434	17.65%	3,318,397	2004
	10.000000	14.228585	42.29%	1,910,657	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Non-Service Shares - Q/NQ	8.619353	9.016057	4.60%	2,247,693	2005
	7.978181	8.619353	8.04%	2,445,914	2004
	6.378819	7.978181	25.07%	2,367,374	2003
	7.959019	6.378819	-19.85%	1,903,775	2002
	8.976519	7.959019	-11.34%	1,511,915	2001
	10.000000	8.976519	-10.23%	711,694	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	5.495196	6.092594	10.87%	3,249,363	2005
	4.648281	5.495196	18.22%	3,499,456	2004
	3.749835	4.648281	23.96%	3,256,387	2003
	5.261530	3.749835	-28.73%	3,218,915	2002
	7.756703	5.261530	-32.17%	3,948,553	2001
	10.000000	7.756703	-22.43%	5,867,987	2000*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	15.635963	17.323977	10.80%	489,530	2005
	14.393592	15.635963	8.63%	639,654	2004
	11.405076	14.393592	26.20%	1,025,269	2003
	10.579623	11.405076	7.80%	755,903	2002
	9.736352	10.579623	8.66%	461,259	2001
	8.855527	9.736352	9.95%	572,245	2000
	6.934889	8.855527	27.70%	536,279	1999
	9.810487	6.934889	-29.31%	701,335	1998
	10.000000	9.810487	-1.90%	394,301	1997*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	36.513459	42.185723	15.53%	2,772,864	2005
	27.122769	36.513459	34.62%	3,022,924	2004
	19.983480	27.122769	35.73%	2,953,437	2003
	20.407346	19.983480	-2.08%	3,298,246	2002
	18.824987	20.407346	8.41%	3,021,013	2001
	18.111758	18.824987	3.94%	3,090,724	2000*

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class - Q/NQ	21.232112	20.321390	-4.29%	912,317	2005
	19.708213	21.232112	7.73%	1,146,379	2004
	16.898439	19.708213	16.63%	1,679,729	2003
	14.073112	16.898439	20.08%	2,055,748	2002
	15.025051	14.073112	-6.34%	1,472,482	2001
	14.942949	15.025051	0.55%	2,025,852	2000
	16.424717	14.942949	-9.02%	2,513,259	1999
	14.758566	16.424717	11.29%	3,560,835	1998
	14.604281	14.758566	1.06%	4,120,794	1997

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R - Q/NQ	11.199350	10.710065	-4.37%	372,575	2005
	10.000000	11.199350	11.99%	233,011	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	11.386830	14.835487	30.29%	1,742,323	2005
	9.164086	11.386830	24.25%	2,269,238	2004
	6.021604	9.164086	52.19%	3,238,527	2003
	6.283311	6.021604	-4.17%	3,387,338	2002
	6.484040	6.283311	-3.10%	3,675,710	2001
	11.300054	6.484040	-42.62%	4,235,314	2000
	5.716175	11.300054	97.69%	7,723,086	1999
	8.738462	5.716175	-34.99%	3,256,971	1998
	10.077830	8.792462	-12.75%	4,440,484	1997

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.618420	16.423563	30.16%	660,450	2005
	10.000000	12.618420	26.18%	341,275	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	20.954268	31.369987	49.71%	1,134,803	2005
	17.089532	20.954268	22.61%	1,388,022	2004
	11.958643	17.089532	42.91%	1,929,391	2003
	12.469602	11.958643	-4.10%	1,970,238	2002
	14.108464	12.469602	-11.62%	1,902,523	2001
	12.830391	14.108464	9.96%	2,449,239	2000
	10.743036	12.830391	19.43%	3,245,897	1999
	15.767781	10.743036	-31.87%	3,930,478	1998
	16.248199	15.767781	-2.96%	5,318,796	1997

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.475588	18.670053	49.65%	1,050,787	2005
	10.000000	12.475588	24.76%	424,083	2004*

Wells FargoVariable Trust - Wells Fargo Advantage VT Discovery Fund - Q/NQ	28.132552	30.065000	6.87%	1,664,825	2005
	24.631362	28.132552	14.21%	1,945,188	2004
	17.898399	24.631362	37.62%	2,221,074	2003
	20.610956	17.898399	-13.16%	2,636,353	2002
	20.064864	20.610956	2.72%	3,242,590	2001
	19.472227	20.064864	3.04%	3,617,986	2000
	18.773240	19.472227	3.72%	4,257,898	1999
	17.733129	18.773240	5.87%	5,892,249	1998
	16.129688	17.733129	9.94%	6,800,124	1997

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	44.374074	47.252342	6.49%	5,777,575	2005
	38.029249	44.374074	16.68%	6,951,032	2004
	28.122463	38.029249	35.23%	8,081,897	2003
	38.935402	28.122463	-27.77%	9,660,378	2002
	40.875509	38.935402	-4.75%	11,862,049	2001
	38.936728	40.875509	4.98%	13,442,638	2000
	29.241637	38.936728	33.16%	15,301,662	1999
	26.092982	29.241637	12.07%	17,586,610	1998
	21.072564	26.092982	23.82%	19,090,002	1997

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Individual Retirement Annuities

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 government plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Investment-only Contracts (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-Qualified contracts are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the nonnatural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.

Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

For further details regarding Roth IRAs, please refer to the disclosure statement that should have been received when the Roth IRA was established.

Simplified Employee Pension IRAs

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner’s interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70½, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax and an additional penalty tax of 10% is also generally applicable. The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•	the distribution is made directly to another Tax Sheltered Annuity or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1)  provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien’s conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien’s gross income for United States federal income tax purposes.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

• a transfer of the contract from one contract owner to another; or

• a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a direct skip and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

• the failure to diversify was accidental;

• the failure is corrected; and

• a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

• generally lowering federal income tax rates;

• increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

• increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

• eliminating and/or reducing the highest federal estate tax rates;

• increasing the estate tax credit; and

• for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

   (a) the death of the annuitant will be treated as the death of a contract owner;

   (b) any change of annuitant will be treated as the death of a contract owner; and

   (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:

   (a) the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

   (b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirements may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2006

Deferred Variable Annuity Contracts
issued by Nationwide Life Insurance Company
Through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2006. The prospectus may be obtained from Nationwide Life Insurance Company by 5100 Rings Road, RR1-04-F4 Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.20%) and Nationwide Mutual Fire Insurance Company (4.80%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $158 billion as of December 31, 2005.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.00% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2005, 2004 and 2003, no underwriting commissions were paid by Nationwide to NISC.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2) 4,011,147 shares (cost $44,928,480)	$49,176,663
AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2) 474,182 shares (cost $10,674,432)	11,584,276
AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2) 998,432 shares (cost $13,546,485)	15,895,032
Alger American Balanced Portfolio – Class S (AlgerBal) 30,059 shares (cost $406,061)	439,161
Alger American MidCap Growth Portfolio – Class S (AlgMidCapGr) 19,034 shares (cost $402,659)	413,039
Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB) 900,507 shares (cost $19,405,500)	22,197,492
Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB) 495,433 shares (cost $7,413,379)	8,417,406
American Century VP – Balanced Fund – Class I (ACVPBal) 12,597,315 shares (cost $85,420,414)	94,479,866
American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 13,831,479 shares (cost $119,355,097)	129,324,331
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 5,730,616 shares (cost $35,159,935)	43,036,929
American Century VP – Income & Growth Fund – Class II (ACVPIncGr2) 1,946,275 shares (cost $13,086,681)	14,597,062
American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 7,730,929 shares (cost $80,663,106)	79,319,335
American Century VP – International Fund – Class I (ACVPInt) 8,138,036 shares (cost $51,288,988)	66,976,033
American Century VP – International Fund – Class II (ASVPInt2) 372,184 shares (cost $2,478,065)	3,059,350
American Century VP – International Fund – Class III (ASVPInt3) 3,512,470 shares (cost $20,523,244)	28,907,627
American Century VP – International Fund – Class IV (ACVPInt4) 1,174,512 shares (cost $8,121,825)	9,654,491
American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2) 462,299 shares (cost $5,383,142)	5,404,278
American Century VP – Ultra® Fund – Class I (ACVPUltra) 733,182 shares (cost $7,173,545)	7,610,432
American Century VP – Ultra® Fund – Class II (ACVPUltra2) 1,508,825 shares (cost $14,432,649)	15,586,159
American Century VP – Value Fund – Class I (ACVPVal) 18,830,840 shares (cost $133,262,802)	154,412,885
American Century VP – Value Fund – Class II (ACVPVal2) 8,915,970 shares (cost $70,996,094)	73,021,792
American Century VP – Vista(SM) Fund – Class II (ACVPVista2) 83,273 shares (cost $1,164,773)	1,205,787
American VIS – Growth Fund – Class 1 (AmerGro) 364,344 shares (cost $20,209,482)	21,627,489
American VIS – High-Income Bond Fund – Class 1 (AmerHiInc) 154,905 shares (cost $1,930,450)	1,922,371
American VIS – U.S. Government/AAA-Rated Securities Fund – Class 1 (AmerUSGvt) 204,297 shares (cost $2,489,552)	2,433,180
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Charles Schwab Money Market Portfolio (ChScMM) 11,300,638 shares (cost $11,300,638)	$11,300,638
Credit Suisse Trust – Global Small Cap Portfolio (CSTGSmCp) 399,616 shares (cost $3,729,699)	5,175,026
Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 3,745,855 shares (cost $32,197,070)	43,826,509
Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr) 6,611,366 shares (cost $76,751,132)	98,443,245
Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 3,167,364 shares (cost $46,134,737)	52,799,955
Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) 3,645,260 shares (cost $114,261,182)	95,068,386
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 18,592,815 shares (cost $496,842,420)	591,623,360
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStkIxS) 2,928,466 shares (cost $85,834,789)	93,213,069
Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 1,439,158 shares (cost $45,388,944)	53,407,141
Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVIFAppS) 653,790 shares (cost $22,799,814)	24,137,931
Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS) 120,538 shares (cost $4,699,926)	5,244,612
Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 1,658,999 shares (cost $31,433,549)	36,199,347
Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 119,207 shares (cost $2,260,161)	2,536,725
Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 540,095 shares (cost $2,935,675)	3,170,358
Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 1,861,457 shares (cost $21,619,650)	21,034,463
Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 4,288,647 shares (cost $49,311,890)	48,247,281
Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 37,368,751 shares (cost $862,980,324)	952,529,457
Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 4,991,980 shares (cost $114,448,695)	125,648,136
Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 25,314,547 shares (cost $1,057,879,226)	853,100,226
Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 1,475,796 shares (cost $45,592,401)	49,129,251
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 27,751,925 shares (cost $180,028,539)	171,229,380
Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 7,985,993 shares (cost $108,255,837)	164,591,306
Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR) 3,018,500 shares (cost $43,059,546)	62,120,734
Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 414,592 shares (cost $6,667,706)	8,474,257
Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 1,702,444 shares (cost $27,926,311)	34,593,659
Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 21,920,371 shares (cost $340,712,475)	329,682,382
Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon) 24,255,575 shares (cost $564,839,757)	752,650,502
Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 7,483,041 shares (cost $192,003,363)	229,654,527
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 1,277,875 shares (cost $16,262,595)	$16,203,460
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2 (FidVIPIGBdS2) 5,133,901 shares (cost $65,505,689)	64,533,140
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 2,212,399 shares (cost $28,896,181)	38,363,005
Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 4,213,933 shares (cost $118,079,986)	146,097,062
Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 1,240,956 shares (cost $16,299,612)	17,336,159
Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 1,644,212 shares (cost $21,283,193)	23,051,848
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 843,099 shares (cost $8,919,159)	9,071,749
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 1,438,394 shares (cost $15,472,949)	15,908,643
Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 621,608 shares (cost $6,728,717)	6,999,310
Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2 (FidVIPNtRsS2) 764,430 shares (cost $14,032,341)	14,440,084
Financial Investors VIT – First Horizon Capital Appreciation Portfolio (FICapAp) 4,324 shares (cost $53,815)	55,126
Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq) 64,670 shares (cost $612,293)	603,374
Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 6,862,692 shares (cost $113,928,944)	122,430,424
Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 2,701,226 shares (cost $39,503,857)	45,353,583
Franklin Templeton VIP – Templeton Developing Markets Securites Fund – Class 3 (FrVIPDevMrk3) 683,935 shares (cost $6,782,027)	7,454,892
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 706,038 shares (cost $8,976,813)	11,028,318
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 2,512,780 shares (cost $35,044,017)	39,199,365
Franklin Templeton VIP – Templeton Global Income Securites Fund – Class 3 (FrVIPGlInc3) 345,711 shares (cost $4,893,285)	4,902,180
Gartmore GVIT Dreyfus International Value Fund – Class II (GVITIntVal2) 172,180 shares (cost $2,389,843)	2,847,860
Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3) 1,441,425 shares (cost $21,200,831)	23,870,001
Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6) 2,273,310 shares (cost $35,220,953)	37,646,007
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap) 8,106,051 shares (cost $122,596,935)	140,721,051
Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts) 94,784 shares (cost $823,692)	1,239,780
Gartmore GVIT Emerging Markets Fund – Class II (GVITEmMrkts2) 451,702 shares (cost $4,932,863)	5,881,154
Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3) 3,460,460 shares (cost $40,036,577)	45,262,822
Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6) 2,101,799 shares (cost $24,353,409)	27,470,515
Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc) 3,071,642 shares (cost $24,982,072)	23,866,656
Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3) 2,219,964 shares (cost $17,551,547)	17,226,922
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT Global Financial Services Fund – Class II (GVITGlFin2) 133,428 shares (cost $1,615,956)	$1,683,858
Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3) 292,193 shares (cost $3,649,476)	3,702,082
Gartmore GVIT Global Health Sciences Fund – Class II (GVITGlHlth2) 249,923 shares (cost $2,605,620)	2,566,708
Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3) 836,511 shares (cost $8,825,388)	8,666,253
Gartmore GVIT Global Health Sciences Fund – Class VI (GVITGlHlth6) 995,248 shares (cost $10,632,135)	10,290,863
Gartmore GVIT Global Technology and Communications Fund – Class I (GVITGlTech) 159,290 shares (cost $547,610)	613,267
Gartmore GVIT Global Technology and Communications Fund – Class II (GVITGlTech2) 410,603 shares (cost $1,627,931)	1,576,716
Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3) 1,141,539 shares (cost $4,154,920)	4,429,171
Gartmore GVIT Global Technology and Communications Fund – Class VI (GVITGlTech6) 926,320 shares (cost $3,312,738)	3,557,070
Gartmore GVIT Global Utilities Fund – Class II (GVITGlUtl2) 88,759 shares (cost $843,503)	902,682
Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3) 617,996 shares (cost $6,877,058)	6,285,016
Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 24,097,753 shares (cost $292,078,443)	278,088,070
Gartmore GVIT Growth Fund – Class I (GVITGrowth) 6,301,718 shares (cost $60,132,657)	72,154,674
Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2) 38,121,036 shares (cost $422,025,105)	456,308,803
Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2) 11,592,523 shares (cost $120,100,746)	119,055,209
Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 80,004,062 shares (cost $868,183,764)	912,046,310
Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2) 67,859,130 shares (cost $751,260,482)	803,452,100
Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2) 24,043,359 shares (cost $255,570,553)	262,313,041
Gartmore GVIT International Growth Fund – Class I (GVITIntGro) 15,865 shares (cost $95,091)	146,120
Gartmore GVIT International Growth Fund – Class III (GVITIntGro3) 1,383,010 shares (cost $10,629,825)	12,751,351
Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal) 249,207 shares (cost $2,467,589)	2,499,541
Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr) 588,361 shares (cost $13,638,118)	15,973,989
Gartmore GVIT Mid Cap Growth Fund – Class II (GVITMdCpGr2) 991,347 shares (cost $23,994,711)	26,825,861
Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 403,752,849 shares (cost $403,752,849)	403,752,849
Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund) 30,381,823 shares (cost $339,949,400)	360,024,601
Gartmore GVIT Nationwide® Fund – Class II (GVITNWFund2) 1,888,134 shares (cost $20,962,729)	22,317,744
Gartmore GVIT Nationwide® Leaders Fund – Class III (GVITLead3) 343,795 shares (cost $4,692,769)	4,438,390
Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr) 931,157 shares (cost $13,059,088)	14,805,395
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2) 854,555 shares (cost $11,853,589)	$13,450,699
Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal) 10,185,254 shares (cost $104,880,771)	117,435,980
Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2) 2,898,948 shares (cost $34,853,666)	33,134,973
Gartmore GVIT Small Company Fund – Class I (GVITSmComp) 9,097,259 shares (cost $175,122,019)	207,235,553
Gartmore GVIT Small Company Fund – Class II (GVITSmComp2) 2,738,191 shares (cost $63,088,809)	61,691,454
Gartmore GVIT U.S. Growth Leaders Fund – Class II (GVITUSGro2) 1,772,808 shares (cost $19,381,696)	19,057,686
Gartmore GVIT U.S. Growth Leaders Fund – Class III (GVITUSGro3) 904,348 shares (cost $10,023,232)	9,821,216
Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 5,546,758 shares (cost $54,400,385)	54,191,826
Gartmore GVIT Van Kampen Value Fund – Class II (GVITVal2) 5,249,533 shares (cost $57,484,891)	60,369,631
Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3) 234,915 shares (cost $2,794,051)	2,992,819
Janus AS – Balanced Portfolio – Service Shares (JanBal) 433,644 shares (cost $10,400,546)	11,543,607
Janus AS – Forty Portfolio – Service Shares (JanForty) 1,429,910 shares (cost $28,819,898)	39,251,023
Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2) 1,300,892 shares (cost $4,557,389)	5,242,595
Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 1,286,491 shares (cost $4,742,590)	5,094,506
Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2) 729,932 shares (cost $19,633,430)	25,824,987
Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 399,055 shares (cost $9,781,912)	14,034,757
Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 216,533 shares (cost $2,862,699)	2,698,004
JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 1,024,974 shares (cost $27,035,022)	28,535,286
MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 2,640,014 shares (cost $23,082,387)	25,660,932
MFS® VIT – Value Series – Service Class (MFSValS) 2,133,842 shares (cost $25,111,941)	26,566,331
MTB Group of Funds – Aggressive Growth II (MTBAggGr2) 11,204 shares (cost $118,973)	120,557
MTB Group of Funds – Conservative Growth II (MTBConGr2) 3,677 shares (cost $37,414)	37,362
MTB Group of Funds – Large Cap Growth Fund II (MTBLgCapGr2) 91,603 shares (cost $896,612)	923,358
MTB Group of Funds – Large Cap Value Fund II (MTBLgCapV2) 94,160 shares (cost $974,705)	1,038,584
MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares (MTBModGr2) 710,562 shares (cost $7,499,039)	7,389,841
Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc) 383,598 shares (cost $5,025,218)	5,431,745
Neuberger Berman AMT – Growth Portfolio®– I Class (NBAMTGro) 11,270,216 shares (cost $110,460,667)	155,416,276
Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard) 1,195,069 shares (cost $15,554,263)	20,913,716
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt) 811,550 shares (cost $9,193,903)	$9,478,908
Neuberger Berman AMT – Limited Maturity Bond Portfolio®– I Class (NBAMTLMat) 9,243,135 shares (cost $122,713,563)	116,833,230
Neuberger Berman AMT – Mid Cap Growth Portfolio®– S Class (NBAMTMCGrS) 396,184 shares (cost $6,334,584)	7,967,263
Neuberger Berman AMT – Partners Portfolio®– I Class (NBAMTPart) 10,525,017 shares (cost $153,393,993)	225,340,604
Neuberger Berman AMT – Regency Portfolio®– S Class (NBAMTRegS) 240,994 shares (cost $3,862,572)	3,990,867
Neuberger Berman AMT – Socially Responsive Portfolio®– I Class (NBAMSocRes) 2,219,803 shares (cost $31,193,363)	33,097,256
Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro) 586,867 shares (cost $24,060,225)	28,985,345
Oppenheimer Balanced Fund/VA – Initial Class (OppBal) 9,094,012 shares (cost $143,275,307)	155,234,785
Oppenheimer Bond Fund/VA – Initial Class (OppBdFd) 12,102,675 shares (cost $131,738,997)	135,428,937
Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp) 3,161,224 shares (cost $98,967,277)	121,770,348
Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 1,597,115 shares (cost $56,187,849)	61,057,718
Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 2,989,249 shares (cost $72,638,565)	100,289,288
Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 2,216,333 shares (cost $62,155,679)	73,471,438
Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec) 9,472,483 shares (cost $169,772,417)	316,191,466
Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 666,323 shares (cost $17,241,570)	22,095,282
Oppenheimer High Income Fund/VA – Service Class (OppHighIncS) 4,708,445 shares (cost $38,687,785)	39,503,858
Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt) 1,336,959 shares (cost $23,816,136)	29,132,329
Oppenheimer Main Street Fund®/VA – Service Class (OppMStS) 2,576,598 shares (cost $50,960,171)	55,731,806
Oppenheimer Main Street Small Cap Fund®/VA – Service Class (OppMStSCapS) 1,237,094 shares (cost $18,123,013)	21,104,821
Pioneer Small Cap Value II VCT Portfolio – Class I (PioSmCapV) 53,054 shares (cost $1,085,867)	1,237,749
Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 339,188 shares (cost $8,143,125)	8,937,607
Putnam VT International Equity Fund – IB Shares (PVTIntEq) 91,397 shares (cost $1,195,804)	1,486,109
Putnam VT Voyager II Fund – IB Shares (PVTVoyII) 121,084 shares (cost $3,149,196)	3,456,936
T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 699,824 shares (cost $6,447,894)	6,676,323
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 623,566 shares (cost $13,882,094)	13,568,789
T. Rowe Price Limited Term Bond Fund – II (TRowLtdTBd2) 608,892 shares (cost $2,988,454)	2,977,481
Van Eck WIT – Worldwide Bond Fund – Class R1 (VEWrldBdR1) 582,236 shares (cost $7,229,985)	6,998,481
Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd) 2,246,205 shares (cost $27,910,558)	27,021,843
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 725,122 shares (cost $11,571,000)	$14,422,682
Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,980,347 shares (cost $23,542,788)	39,428,699
Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,044,774 shares (cost $22,296,827)	28,971,590
Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 1,803,754 shares (cost $24,476,871)	50,036,138
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 1,804,643 shares (cost $20,645,000)	20,681,211
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 1,386,369 shares (cost $11,847,437)	12,532,778
Van Kampen UIF – Emerging Markets Debt Portfolio – Class II (VKEmMkt2) 286,134 shares (cost $2,521,897)	2,578,064
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 7,957,467 shares (cost $115,424,143)	183,658,331
Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUSRealEst2) 3,001,885 shares (cost $55,099,261)	68,803,196
Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) 72,124 shares (cost $778,262)	859,718
Wells Fargo Advantage Variable Trust Discovery Fund (WFDisc) 4,933,716 shares (cost $53,955,836)	70,749,481
Wells Fargo Advantage Variable Trust Opportunity Fund (WFTrustOp) 15,430,013 shares (cost $300,595,314)	373,714,905
Wells Fargo Variable Trust – Large Company Growth Fund (WFLrgCoGro) 14,713 shares (cost $127,857)	137,864
Wells Fargo Variable Trust – Money Market Fund (WFMnMrkt) 10,573 shares (cost $10,573)	10,573
Wells Fargo Variable Trust – Total Return Bond Fund (WFTotRetBd) 2,172 shares (cost $21,287)	21,417

Total investments	13,950,605,371
Accounts receivable	–

Total assets	13,950,605,371

Accounts payable	443,403

Contract owners’ equity (note 4)	$13,950,161,968

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlGrIncB	AlSmMdCpB
Reinvested dividends	$211,176,329	–	–	–	5,069	–	286,030	46,706
Mortality and expense risk charges (note 2)	(187,005,390)	(708,763)	(190,108)	(216,893)	(3,466)	(3,417)	(356,358)	(131,320)

Net investment income (loss)	24,170,939	(708,763)	(190,108)	(216,893)	1,603	(3,417)	(70,328)	(84,614)

Proceeds from mutual fund shares sold	2,640,104,566	6,129,968	8,396,744	1,246,818	3,808	257,149	3,528,093	1,660,722
Cost of mutual fund shares sold	(2,638,809,177)	(4,866,887)	(7,993,561)	(1,120,633)	(3,745)	(238,050)	(2,949,578)	(1,283,995)

Realized gain (loss) on investments	1,295,389	1,263,081	403,183	126,185	63	19,099	578,515	376,727
Change in unrealized gain (loss) on investments	600,232,308	883,898	299,434	1,204,267	29,888	(12,097)	112,602	(256,267)

Net gain (loss) on investments	601,527,697	2,146,979	702,617	1,330,452	29,951	7,002	691,117	120,460

Reinvested capital gains	214,630,863	606,132	–	–	–	10,437	–	363,533

Net increase (decrease) in contract owners’ equity resulting from operations	$840,329,499	2,044,348	512,509	1,113,559	31,554	14,022	620,789	399,379

Investment activity:	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ASVPInt2	ASVPInt3
Reinvested dividends	$1,945,173	–	991,818	254,337	3,190,057	844,706	31,492	319,136
Mortality and expense risk charges (note 2)	(1,372,861)	(1,625,651)	(629,402)	(220,659)	(1,091,710)	(919,046)	(43,174)	(361,580)

Net investment income (loss)	572,312	(1,625,651)	362,416	33,678	2,098,347	(74,340)	(11,682)	(42,444)

Proceeds from mutual fund shares sold	22,026,822	21,290,379	14,927,965	2,526,938	9,026,986	17,305,660	501,249	4,445,567
Cost of mutual fund shares sold	(21,438,047)	(26,114,996)	(11,010,770)	(2,086,723)	(8,868,420)	(14,214,577)	(445,219)	(3,135,191)

Realized gain (loss) on investments	588,775	(4,824,617)	3,917,195	440,215	158,566	3,091,083	56,030	1,310,376
Change in unrealized gain (loss) on investments	2,206,146	29,279,148	(2,904,435)	(44,154)	(2,307,629)	4,189,377	276,496	1,756,958

Net gain (loss) on investments	2,794,921	24,454,531	1,012,760	396,061	(2,149,063)	7,280,460	332,526	3,067,334

Reinvested capital gains	41,324	–	–	–	35,728	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,408,557	22,828,880	1,375,176	429,739	(14,988)	7,206,120	320,844	3,024,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	ACVPInt4	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2	AmerGro
Reinvested dividends	$67,920	34,652	–	–	1,565,147	339,612	–	180,998
Mortality and expense risk charges (note 2)	(121,268)	(27,766)	(97,202)	(224,691)	(2,257,477)	(916,098)	(6,065)	(262,350)

Net investment income (loss)	(53,348)	6,886	(97,202)	(224,691)	(692,330)	(576,486)	(6,065)	(81,352)

Proceeds from mutual fund shares sold	1,009,390	59,554	4,294,928	1,707,698	38,730,773	4,980,543	474,951	2,153,690
Cost of mutual fund shares sold	(846,410)	(56,489)	(3,814,834)	(1,618,691)	(35,802,727)	(4,260,086)	(465,482)	(2,067,785)

Realized gain (loss) on investments	162,980	3,065	480,094	89,007	2,928,046	720,457	9,469	85,905
Change in unrealized gain (loss) on investments	919,283	21,137	(329,244)	315,814	(14,682,796)	(2,565,260)	41,014	2,849,534

Net gain (loss) on investments	1,082,263	24,202	150,850	404,821	(11,754,750)	(1,844,803)	50,483	2,935,439

Reinvested capital gains	–	117,241	–	–	18,109,229	4,761,593	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,028,915	148,329	53,648	180,130	5,662,149	2,340,304	44,418	2,854,087

Investment activity:	AmerHiInc	AmerUSGvt	ChScMM	CSTGSmCp	CSTIntFoc	CSTSmCapGr	DrySmCapIxS	DrySRGro
Reinvested dividends	$114,719	96,105	235,330	–	388,136	–	–	–
Mortality and expense risk charges (note 2)	(22,460)	(31,575)	(84,847)	(73,413)	(602,367)	(1,491,380)	(705,491)	(1,361,604)

Net investment income (loss)	92,259	64,530	150,483	(73,413)	(214,231)	(1,491,380)	(705,491)	(1,361,604)

Proceeds from mutual fund shares sold	2,020,339	212,056	12,204,062	1,723,168	11,393,794	32,640,559	15,607,379	24,712,695
Cost of mutual fund shares sold	(2,005,968)	(215,451)	(12,204,062)	(1,404,615)	(8,788,285)	(27,729,074)	(12,965,977)	(37,854,045)

Realized gain (loss) on investments	14,371	(3,395)	–	318,553	2,605,509	4,911,485	2,641,402	(13,141,350)
Change in unrealized gain (loss) on investments	(79,590)	(28,059)	–	487,571	4,008,349	(8,473,336)	506,102	16,355,150

Net gain (loss) on investments	(65,219)	(31,454)	–	806,124	6,613,858	(3,561,851)	3,147,504	3,213,800

Reinvested capital gains	–	–	–	–	–	–	129,852	–

Net increase (decrease) in contract owners’ equity resulting from operations	$27,040	33,076	150,483	732,711	6,399,627	(5,053,231)	2,571,865	1,852,196

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc	FedAmLeadS	FedCapApS
Reinvested dividends	$10,086,197	1,162,756	11,294	–	–	518,239	32,926	28,169
Mortality and expense risk charges (note 2)	(8,626,099)	(1,218,863)	(789,342)	(338,817)	(75,258)	(528,951)	(41,134)	(52,925)

Net investment income (loss)	1,460,098	(56,107)	(778,048)	(338,817)	(75,258)	(10,712)	(8,208)	(24,756)

Proceeds from mutual fund shares sold	157,799,183	6,875,528	15,657,528	1,995,033	518,985	9,832,129	324,993	684,627
Cost of mutual fund shares sold	(166,335,309)	(5,928,847)	(14,402,045)	(1,746,860)	(449,529)	(10,589,985)	(269,735)	(588,022)

Realized gain (loss) on investments	(8,536,126)	946,681	1,255,483	248,173	69,456	(757,856)	55,258	96,605
Change in unrealized gain (loss) on investments	25,428,895	1,835,282	1,215,610	648,853	213,351	1,384,352	31,542	(68,802)

Net gain (loss) on investments	16,892,769	2,781,963	2,471,093	897,026	282,807	626,496	86,800	27,803

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$18,352,867	2,725,856	1,693,045	558,209	207,549	615,784	78,592	3,047

Investment activity:	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2	FidVIPHI	FidVIPOv
Reinvested dividends	$872,640	1,402,229	17,282,793	1,383,412	4,805,875	114,010	28,955,883	1,104,437
Mortality and expense risk charges (note 2)	(300,612)	(665,059)	(13,467,033)	(1,694,322)	(12,011,416)	(712,739)	(2,515,867)	(2,104,295)

Net investment income (loss)	572,028	737,170	3,815,760	(310,910)	(7,205,541)	(598,729)	26,440,016	(999,858)

Proceeds from mutual fund shares sold	6,739,217	2,022,505	207,393,295	2,319,636	216,668,425	6,307,174	135,619,630	34,839,960
Cost of mutual fund shares sold	(6,981,902)	(2,100,530)	(204,692,843)	(1,908,450)	(351,064,519)	(5,864,454)	(132,917,886)	(26,611,832)

Realized gain (loss) on investments	(242,685)	(78,025)	2,700,452	411,186	(134,396,094)	442,720	2,701,744	8,228,128
Change in unrealized gain (loss) on investments	(498,307)	(1,147,073)	(4,278,330)	1,526,065	175,274,380	2,019,947	(26,706,292)	16,991,166

Net gain (loss) on investments	(740,992)	(1,225,098)	(1,577,878)	1,937,251	40,878,286	2,462,667	(24,004,548)	25,219,294

Reinvested capital gains	149,710	255,075	37,979,470	3,420,101	–	–	–	864,342

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,254)	(232,853)	40,217,352	5,046,442	33,672,745	1,863,938	2,435,468	25,083,778

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2
Reinvested dividends	$377,236	47,840	98,772	9,973,947	2,147,784	160,968	435,227	1,471,575
Mortality and expense risk charges (note 2)	(728,163)	(123,351)	(362,157)	(4,679,645)	(9,646,731)	(2,561,512)	(194,518)	(755,007)

Net investment income (loss)	(350,927)	(75,511)	(263,385)	5,294,302	(7,498,947)	(2,400,544)	240,709	716,568

Proceeds from mutual fund shares sold	7,432,208	2,350,795	875,482	71,456,308	93,976,034	8,160,408	4,456,964	2,458,382
Cost of mutual fund shares sold	(4,846,176)	(2,141,827)	(761,343)	(79,643,839)	(86,417,399)	(6,314,881)	(4,647,453)	(2,573,925)

Realized gain (loss) on investments	2,586,032	208,968	114,139	(8,187,531)	7,558,635	1,845,527	(190,489)	(115,543)
Change in unrealized gain (loss) on investments	6,610,885	1,081,051	4,845,812	10,935,053	102,741,772	25,202,978	(224,674)	(1,312,352)

Net gain (loss) on investments	9,196,917	1,290,019	4,959,951	2,747,522	110,300,407	27,048,505	(415,163)	(1,427,895)

Reinvested capital gains	282,927	47,840	93,573	127,871	134,237	22,995	265,718	927,732

Net increase (decrease) in contract owners’ equity resulting from operations	$9,128,917	1,262,348	4,790,139	8,169,695	102,935,697	24,670,956	91,264	216,405

Investment activity:	FidVIPGrOp	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPFree10S2	FidVIPFree20S2	FidVIPFree30S2	FidVIPNtRsS2
Reinvested dividends	$380,287	–	–	–	38,430	80,378	34,472	50,868
Mortality and expense risk charges (note 2)	(520,637)	(1,703,007)	(265,708)	(343,579)	(37,879)	(73,361)	(39,360)	(74,617)

Net investment income (loss)	(140,350)	(1,703,007)	(265,708)	(343,579)	551	7,017	(4,888)	(23,749)

Proceeds from mutual fund shares sold	10,169,826	3,164,757	12,662,099	4,622,529	256,126	275,765	328,960	898,427
Cost of mutual fund shares sold	(9,701,844)	(2,019,776)	(12,302,625)	(4,502,403)	(250,234)	(254,248)	(310,054)	(714,220)

Realized gain (loss) on investments	467,982	1,144,981	359,474	120,126	5,892	21,517	18,906	184,207
Change in unrealized gain (loss) on investments	2,220,410	16,761,654	(1,114,326)	(171,856)	152,590	435,693	270,593	407,743

Net gain (loss) on investments	2,688,392	17,906,635	(754,852)	(51,730)	158,482	457,210	289,499	591,950

Reinvested capital gains	–	1,286,463	783,331	653,076	–	–	–	668,549

Net increase (decrease) in contract owners’ equity resulting from operations	$2,548,042	17,490,091	(237,229)	257,767	159,033	464,227	284,611	1,236,750

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
Reinvested dividends	$–	8,331	934,356	290,741	6,350	130,096	307,417	21,489
Mortality and expense risk charges (note 2)	(986)	(13,995)	(1,705,367)	(579,658)	(31,420)	(169,306)	(387,985)	(22,356)

Net investment income (loss)	(986)	(5,664)	(771,011)	(288,917)	(25,070)	(39,210)	(80,568)	(867)

Proceeds from mutual fund shares sold	3,948	126,040	7,269,601	3,673,006	222,777	2,163,228	643,242	167,923
Cost of mutual fund shares sold	(3,911)	(131,259)	(6,133,485)	(2,519,007)	(198,384)	(1,878,680)	(521,902)	(182,476)

Realized gain (loss) on investments	37	(5,219)	1,136,116	1,153,999	24,393	284,548	121,340	(14,553)
Change in unrealized gain (loss) on investments	(1,723)	(40,167)	1,885,963	1,771,708	672,865	629,424	2,613,664	8,895

Net gain (loss) on investments	(1,686)	(45,386)	3,022,079	2,925,707	697,258	913,972	2,735,004	(5,658)

Reinvested capital gains	3,525	14,212	637,282	235,179	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$853	(36,838)	2,888,350	2,871,969	672,188	874,762	2,654,436	(6,525)

Investment activity:	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6
Reinvested dividends	$34,596	321,547	344,060	1,335,602	7,173	23,618	165,369	90,960
Mortality and expense risk charges (note 2)	(45,217)	(306,629)	(405,340)	(1,788,391)	(15,709)	(87,531)	(382,737)	(261,663)

Net investment income (loss)	(10,621)	14,918	(61,280)	(452,789)	(8,536)	(63,913)	(217,368)	(170,703)

Proceeds from mutual fund shares sold	943,787	6,769,318	7,457,083	22,693,077	304,804	1,835,812	3,660,213	1,434,407
Cost of mutual fund shares sold	(798,061)	(5,898,566)	(6,670,396)	(16,444,065)	(203,088)	(1,658,517)	(2,965,693)	(1,120,784)

Realized gain (loss) on investments	145,726	870,752	786,687	6,249,012	101,716	177,295	694,520	313,623
Change in unrealized gain (loss) on investments	63,675	573,535	1,314,194	(1,219,258)	122,707	896,157	4,489,060	2,678,577

Net gain (loss) on investments	209,401	1,444,287	2,100,881	5,029,754	224,423	1,073,452	5,183,580	2,992,200

Reinvested capital gains	101,555	890,529	1,103,219	8,011,102	103,842	500,081	3,544,526	2,164,613

Net increase (decrease) in contract owners’ equity resulting from operations	$300,335	2,349,734	3,142,820	12,588,067	319,729	1,509,620	8,510,738	4,986,110

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITFHiInc	GVITFHiInc3	GVITGlFin2	GVITGlFin3	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech
Reinvested dividends	$2,160,715	729,285	29,857	60,268	–	–	–	–
Mortality and expense risk charges (note 2)	(453,375)	(111,799)	(25,299)	(45,809)	(42,450)	(121,437)	(122,451)	(8,206)

Net investment income (loss)	1,707,340	617,486	4,558	14,459	(42,450)	(121,437)	(122,451)	(8,206)

Proceeds from mutual fund shares sold	22,743,459	4,586,609	359,155	3,836,882	858,736	4,015,319	1,858,530	194,829
Cost of mutual fund shares sold	(22,542,274)	(4,517,600)	(352,147)	(3,803,552)	(813,324)	(3,898,134)	(1,736,589)	(195,156)

Realized gain (loss) on investments	201,185	69,009	7,008	33,330	45,412	117,185	121,941	(327)
Change in unrealized gain (loss) on investments	(1,844,800)	(324,625)	(32,580)	(215,818)	(117,330)	(324,678)	(562,532)	(25,053)

Net gain (loss) on investments	(1,643,615)	(255,616)	(25,572)	(182,488)	(71,918)	(207,493)	(440,591)	(25,380)

Reinvested capital gains	–	–	161,050	332,913	290,661	990,398	1,070,723	–

Net increase (decrease) in contract owners’ equity resulting from operations	$63,725	361,870	140,036	164,884	176,293	661,468	507,681	(33,586)

Investment activity:	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIDAgg2
Reinvested dividends	$–	–	–	16,842	159,990	10,210,910	62,814	7,166,485
Mortality and expense risk charges (note 2)	(25,651)	(64,464)	(42,899)	(14,577)	(107,906)	(3,784,461)	(1,015,967)	(6,761,206)

Net investment income (loss)	(25,651)	(64,464)	(42,899)	2,265	52,084	6,426,449	(953,153)	405,279

Proceeds from mutual fund shares sold	728,206	4,175,640	1,307,492	223,379	5,326,800	43,124,734	18,400,149	1,704,856
Cost of mutual fund shares sold	(882,200)	(4,637,969)	(1,288,454)	(161,185)	(4,574,571)	(44,163,674)	(19,776,768)	(1,363,831)

Realized gain (loss) on investments	(153,994)	(462,329)	19,038	62,194	752,229	(1,038,940)	(1,376,619)	341,025
Change in unrealized gain (loss) on investments	49,654	273,599	1,513	(146,713)	(1,321,867)	(751,941)	5,877,457	17,114,788

Net gain (loss) on investments	(104,340)	(188,730)	20,551	(84,519)	(569,638)	(1,790,881)	4,500,838	17,455,813

Reinvested capital gains	–	–	–	127,171	943,328	490,924	–	7,759,032

Net increase (decrease) in contract owners’ equity resulting from operations	$(129,991)	(253,194)	(22,348)	44,917	425,774	5,126,492	3,547,685	25,620,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr
Reinvested dividends	$3,181,112	16,867,710	13,568,095	5,972,764	1,254	61,919	39,001	–
Mortality and expense risk charges (note 2)	(1,797,820)	(11,371,233)	(10,611,099)	(3,526,492)	(1,644)	(80,029)	(23,318)	(195,360)

Net investment income (loss)	1,383,292	5,496,477	2,956,996	2,446,272	(390)	(18,110)	15,683	(195,360)

Proceeds from mutual fund shares sold	16,460,446	9,380,050	2,820,077	11,832,746	4,830	1,620,372	676,026	6,229,391
Cost of mutual fund shares sold	(16,011,464)	(7,461,549)	(2,136,687)	(10,404,459)	(3,577)	(1,294,195)	(640,951)	(4,896,153)

Realized gain (loss) on investments	448,982	1,918,501	683,390	1,428,287	1,253	326,177	35,075	1,333,238
Change in unrealized gain (loss) on investments	(2,415,789)	8,746,714	20,443,897	(1,190,726)	31,569	1,661,605	(9,376)	(76,143)

Net gain (loss) on investments	(1,966,807)	10,665,215	21,127,287	237,561	32,822	1,987,782	25,699	1,257,095

Reinvested capital gains	2,550,231	12,933,987	14,253,753	4,297,554	326	28,253	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,966,716	29,095,679	38,338,036	6,981,387	32,758	1,997,925	41,382	1,061,735

Investment activity:	GVITMdCpGr2	GVITMyMkt	GVITNWFund	GVITNWFund2	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal
Reinvested dividends	$–	11,341,628	3,369,736	105,694	50,590	–	–	78,466
Mortality and expense risk charges (note 2)	(275,263)	(5,997,599)	(5,029,205)	(175,687)	(46,645)	(196,905)	(160,432)	(1,728,523)

Net investment income (loss)	(275,263)	5,344,029	(1,659,469)	(69,993)	3,945	(196,905)	(160,432)	(1,650,057)

Proceeds from mutual fund shares sold	3,915,587	304,609,079	76,748,880	875,673	1,076,677	10,901,239	4,479,284	38,969,333
Cost of mutual fund shares sold	(3,513,532)	(304,609,079)	(100,566,679)	(719,954)	(936,037)	(9,709,689)	(4,038,482)	(23,586,354)

Realized gain (loss) on investments	402,055	–	(23,817,799)	155,719	140,640	1,191,550	440,802	15,382,979
Change in unrealized gain (loss) on investments	1,281,014	–	46,732,128	578,604	(382,158)	(238,235)	432,050	(26,658,379)

Net gain (loss) on investments	1,683,069	–	22,914,329	734,323	(241,518)	953,315	872,852	(11,275,400)

Reinvested capital gains	–	–	–	–	630,685	–	–	13,846,743

Net increase (decrease) in contract owners’ equity resulting from operations	$1,407,806	5,344,029	21,254,860	664,330	393,112	756,410	712,420	921,286

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITSmCapVal2	GVITSmComp	GVITSmComp2	GVITUSGro2	GVITUSGro3	GVITMltSec	GVITVal2	GVITWLead3
Reinvested dividends	$119	–	–	–	–	1,950,689	619,435	7,015
Mortality and expense risk charges (note 2)	(478,461)	(2,795,321)	(692,603)	(228,670)	(114,688)	(704,499)	(691,470)	(16,865)

Net investment income (loss)	(478,342)	(2,795,321)	(692,603)	(228,670)	(114,688)	1,246,190	(72,035)	(9,850)

Proceeds from mutual fund shares sold	9,840,507	42,330,292	4,471,839	1,533,300	2,579,401	3,775,819	3,609,867	890,748
Cost of mutual fund shares sold	(8,887,090)	(31,544,865)	(4,352,407)	(1,517,128)	(2,274,864)	(3,584,494)	(2,894,239)	(784,547)

Realized gain (loss) on investments	953,417	10,785,427	119,432	16,172	304,537	191,325	715,628	106,201
Change in unrealized gain (loss) on investments	(3,760,659)	(11,597,826)	(1,598,665)	(1,104,517)	(930,020)	(1,359,007)	(750,276)	179,533

Net gain (loss) on investments	(2,807,242)	(812,399)	(1,479,233)	(1,088,345)	(625,483)	(1,167,682)	(34,648)	285,734

Reinvested capital gains	3,862,455	24,605,496	7,090,732	2,858,981	1,572,012	294,042	1,505,629	–

Net increase (decrease) in contract owners’ equity resulting from operations	$576,871	20,997,776	4,918,896	1,541,966	831,841	372,550	1,398,946	275,884

Investment activity:	JanBal	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap
Reinvested dividends	$226,013	3,463	–	–	206,700	137,022	30,745	41,467
Mortality and expense risk charges (note 2)	(170,219)	(529,869)	(67,651)	(73,974)	(217,833)	(180,040)	(35,286)	(328,837)

Net investment income (loss)	55,794	(526,406)	(67,651)	(73,974)	(11,133)	(43,018)	(4,541)	(287,370)

Proceeds from mutual fund shares sold	2,086,173	9,989,849	2,180,925	2,152,988	3,202,877	3,627,350	260,197	7,896,861
Cost of mutual fund shares sold	(1,964,468)	(6,583,101)	(1,794,744)	(2,363,762)	(1,890,314)	(3,049,700)	(236,247)	(6,991,419)

Realized gain (loss) on investments	121,705	3,406,748	386,181	(210,774)	1,312,563	577,650	23,950	905,442
Change in unrealized gain (loss) on investments	430,531	1,174,558	104,753	717,231	3,512,493	2,912,546	(241,261)	872,512

Net gain (loss) on investments	552,236	4,581,306	490,934	506,457	4,825,056	3,490,196	(217,311)	1,777,954

Reinvested capital gains	–	–	–	–	–	–	441,302	306,583

Net increase (decrease) in contract owners’ equity resulting from operations	$608,030	4,054,900	423,283	432,483	4,813,923	3,447,178	219,450	1,797,167

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	MFSInvGrStS	MFSValS	MTBAggGr2	MTBConGr2	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMTFasc
Reinvested dividends	$30,358	152,104	650	594	3,459	7,846	104,219	–
Mortality and expense risk charges (note 2)	(362,037)	(365,571)	(464)	(214)	(11,521)	(12,303)	(92,227)	(74,629)

Net investment income (loss)	(331,679)	(213,467)	186	380	(8,062)	(4,457)	11,992	(74,629)

Proceeds from mutual fund shares sold	710,974	5,156,803	51,059	552	46,666	32,204	541,402	458,651
Cost of mutual fund shares sold	(611,061)	(4,314,620)	(51,640)	(546)	(47,913)	(31,298)	(557,775)	(411,057)

Realized gain (loss) on investments	99,913	842,183	(581)	6	(1,247)	906	(16,373)	47,594
Change in unrealized gain (loss) on investments	1,042,120	(51,873)	1,585	(52)	1,220	31,924	(283,276)	108,893

Net gain (loss) on investments	1,142,033	790,310	1,004	(46)	(27)	32,830	(299,649)	156,487

Reinvested capital gains	–	539,475	–	–	21,505	60,470	496,030	24,817

Net increase (decrease) in contract owners’ equity resulting from operations	$810,354	1,116,318	1,190	334	13,416	88,843	208,373	106,675

Investment activity:	NBAMTGro	NBAMTGuard	NBAMTInt	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes
Reinvested dividends	$–	32,469	8,994	3,366,693	–	2,061,636	–	–
Mortality and expense risk charges (note 2)	(2,063,131)	(301,391)	(20,816)	(1,710,996)	(124,071)	(2,898,029)	(15,112)	(277,427)

Net investment income (loss)	(2,063,131)	(268,922)	(11,822)	1,655,697	(124,071)	(836,393)	(15,112)	(277,427)

Proceeds from mutual fund shares sold	34,435,436	8,994,189	7,793	19,641,669	2,398,634	32,085,389	90,541	3,617,409
Cost of mutual fund shares sold	(35,550,740)	(6,623,671)	(7,036)	(19,887,602)	(1,864,031)	(26,567,142)	(85,650)	(3,224,319)

Realized gain (loss) on investments	(1,115,304)	2,370,518	757	(245,933)	534,603	5,518,247	4,891	393,090
Change in unrealized gain (loss) on investments	20,393,604	(739,926)	285,005	(1,394,290)	482,690	27,897,515	128,294	1,002,264

Net gain (loss) on investments	19,278,300	1,630,592	285,762	(1,640,223)	1,017,293	33,415,762	133,185	1,395,354

Reinvested capital gains	–	–	39,739	–	–	47,846	–	52,372

Net increase (decrease) in contract owners’ equity resulting from operations	$17,215,169	1,361,670	313,679	15,474	893,222	32,627,215	118,073	1,170,299

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	OppAggGro	OppBal	OppBdFd	OppCapAp	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
Reinvested dividends	$–	2,970,396	8,158,973	1,304,079	348,154	869,286	330,068	3,509,644
Mortality and expense risk charges (note 2)	(345,309)	(2,213,390)	(2,030,405)	(1,756,660)	(827,823)	(1,171,908)	(739,795)	(4,319,608)

Net investment income (loss)	(345,309)	757,006	6,128,568	(452,581)	(479,669)	(302,622)	(409,727)	(809,964)

Proceeds from mutual fund shares sold	9,377,463	28,219,263	34,396,925	47,616,138	5,977,792	5,636,270	2,978,488	81,074,800
Cost of mutual fund shares sold	(7,401,437)	(26,647,382)	(34,815,625)	(35,820,845)	(5,280,184)	(3,621,642)	(2,455,536)	(52,613,850)

Realized gain (loss) on investments	1,976,026	1,571,881	(418,700)	11,795,293	697,608	2,014,628	522,952	28,460,950
Change in unrealized gain (loss) on investments	782,075	(4,454,590)	(3,868,180)	(7,528,707)	1,912,673	9,820,004	7,460,487	9,143,589

Net gain (loss) on investments	2,758,101	(2,882,709)	(4,286,880)	4,266,586	2,610,281	11,834,632	7,983,439	37,604,539

Reinvested capital gains	–	6,068,433	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,412,792	3,942,730	1,841,688	3,814,005	2,130,612	11,532,010	7,573,712	36,794,575

Investment activity:	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	PioSmCapV	PVTGroInc	PVTIntEq
Reinvested dividends	$191,675	2,130,872	429,450	422,957	–	4,198	127,300	24,684
Mortality and expense risk charges (note 2)	(313,180)	(499,149)	(406,244)	(635,718)	(241,714)	(7,993)	(134,849)	(23,403)

Net investment income (loss)	(121,505)	1,631,723	23,206	(212,761)	(241,714)	(3,795)	(7,549)	1,281

Proceeds from mutual fund shares sold	3,788,738	39,048,683	6,835,543	906,540	766,470	136,661	798,047	518,673
Cost of mutual fund shares sold	(3,189,624)	(39,830,698)	(5,020,683)	(739,445)	(603,703)	(120,963)	(656,214)	(459,844)

Realized gain (loss) on investments	599,114	(782,015)	1,814,860	167,095	162,767	15,698	141,833	58,829
Change in unrealized gain (loss) on investments	1,966,157	(601,406)	(564,315)	1,877,496	1,149,880	97,910	213,822	84,494

Net gain (loss) on investments	2,565,271	(1,383,421)	1,250,545	2,044,591	1,312,647	113,608	355,655	143,323

Reinvested capital gains	–	–	–	–	360,742	575	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,443,766	248,302	1,273,751	1,831,830	1,431,675	110,388	348,106	144,604

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
Reinvested dividends	$23,297	6,391	88,709	37,313	411,133	2,402,707	62,096	330,733
Mortality and expense risk charges (note 2)	(56,006)	(32,343)	(65,799)	(18,359)	(90,271)	(418,244)	(138,304)	(505,783)

Net investment income (loss)	(32,709)	(25,952)	22,910	18,954	320,862	1,984,463	(76,208)	(175,050)

Proceeds from mutual fund shares sold	799,006	160,410	61,472	1,236,258	1,846,309	7,803,091	4,014,711	10,763,246
Cost of mutual fund shares sold	(742,535)	(147,428)	(59,895)	(1,237,887)	(1,814,882)	(7,439,506)	(2,996,044)	(6,649,902)

Realized gain (loss) on investments	56,471	12,982	1,577	(1,629)	31,427	363,585	1,018,667	4,113,344
Change in unrealized gain (loss) on investments	135,681	228,429	(313,305)	(10,973)	(647,553)	(3,779,609)	1,904,001	6,093,153

Net gain (loss) on investments	192,152	241,411	(311,728)	(12,602)	(616,126)	(3,416,024)	2,922,668	10,206,497

Reinvested capital gains	–	–	510,443	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$159,443	215,459	221,625	6,352	(295,264)	(1,431,561)	2,846,460	10,031,447

Investment activity:	VEWrldHAsR1	VEWrldHAs	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2	VicDivrStk
Reinvested dividends	$35,437	159,935	401,907	1,057,234	212,015	2,228,574	650,249	508
Mortality and expense risk charges (note 2)	(233,330)	(594,323)	(195,730)	(183,344)	(42,346)	(2,453,524)	(864,185)	(9,564)

Net investment income (loss)	(197,893)	(434,388)	206,177	873,890	169,669	(224,950)	(213,936)	(9,056)

Proceeds from mutual fund shares sold	5,211,172	11,027,996	517,889	4,497,362	1,078,231	42,824,388	5,983,422	61,184
Cost of mutual fund shares sold	(3,746,240)	(5,876,901)	(514,326)	(4,285,579)	(1,093,617)	(24,575,185)	(4,073,297)	(57,623)

Realized gain (loss) on investments	1,464,932	5,151,095	3,563	211,783	(15,386)	18,249,203	1,910,125	3,561
Change in unrealized gain (loss) on investments	5,623,795	13,522,689	2,763	58,642	70,779	2,788,992	5,239,548	57,946

Net gain (loss) on investments	7,088,727	18,673,784	6,326	270,425	55,393	21,038,195	7,149,673	61,507

Reinvested capital gains	–	–	85,092	224,689	45,227	4,922,427	1,532,785	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,890,834	18,239,396	297,595	1,369,004	270,289	25,735,672	8,468,522	52,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	WFDisc	WFTrustOp	WFLrgCoGro	WFMnMrkt	WFTotRetBd
Reinvested dividends	$–	–	148	1,838	52
Mortality and expense risk charges (note 2)	(961,411)	(5,234,477)	(1,617)	(1,115)	(15)

Net investment income (loss)	(961,411)	(5,234,477)	(1,469)	723	37

Proceeds from mutual fund shares sold	15,621,736	88,872,943	4,524	1,188,247	15
Cost of mutual fund shares sold	(14,056,438)	(98,131,945)	(4,609)	(1,188,247)	(15)

Realized gain (loss) on investments	1,565,298	(9,259,002)	(85)	–	–
Change in unrealized gain (loss) on investments	(3,114,203)	37,584,286	10,014	–	130

Net gain (loss) on investments	(1,548,905)	28,325,284	9,929	–	130

Reinvested capital gains	6,905,488	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,395,172	23,090,807	8,460	723	167

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2005 and 2004

	Total		AIMBValue2		AIMCapAp2		AIMCapDev2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$24,170,939	8,755,750	(708,763)	(366,421)	(190,108)	(82,905)	(216,893)	(108,698)
Realized gain (loss) on investments	1,295,389	(206,194,894)	1,263,081	293,768	403,183	40,860	126,185	169,753
Change in unrealized gain (loss) on investments	600,232,308	1,194,457,434	883,898	2,550,969	299,434	419,004	1,204,267	973,996
Reinvested capital gains	214,630,863	80,108,858	606,132	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	840,329,499	1,077,127,148	2,044,348	2,478,316	512,509	376,959	1,113,559	1,035,051

Equity transactions:
Purchase payments received from contract owners (note 3)	2,681,386,765	2,540,592,967	11,781,123	24,105,254	3,391,139	4,944,033	4,637,798	7,623,972
Transfers between funds	–	–	1,615,067	540,623	(5,405,458)	6,119,491	200,194	367,437
Redemptions (note 3)	(2,302,379,721)	(2,242,075,967)	(2,092,611)	(1,224,048)	(674,391)	(400,228)	(811,261)	(437,890)
Annuity benefits	(2,123,973)	(2,254,579)	–	–	(213)	–	–	–
Annual contract maintenance charges (note 2)	(5,270,684)	(5,543,977)	(4,890)	(2,105)	(1,517)	(515)	(1,462)	(345)
Contingent deferred sales charges (note 2)	(10,642,202)	(9,869,025)	(31,732)	(21,677)	(21,245)	(5,695)	(9,007)	(2,870)
Adjustments to maintain reserves	(380,451)	(118,330)	(2,591)	(743)	(1,516)	(253)	(1,094)	(376)

Net equity transactions	360,589,734	280,731,089	11,264,366	23,397,304	(2,713,201)	10,656,833	4,015,168	7,549,928

Net change in contract owners’ equity	1,200,919,233	1,357,858,237	13,308,714	25,875,620	(2,200,692)	11,033,792	5,128,727	8,584,979
Contract owners’ equity beginning of period	12,749,242,735	11,391,384,498	35,865,728	9,990,108	13,783,771	2,749,979	10,765,387	2,180,408

Contract owners’ equity end of period	$13,950,161,968	12,749,242,735	49,174,442	35,865,728	11,583,079	13,783,771	15,894,114	10,765,387

CHANGES IN UNITS:
Beginning units	637,054,754	558,302,662	2,372,812	725,730	995,122	208,483	681,736	156,782

Units purchased	400,792,606	374,986,744	1,484,610	2,125,251	487,308	898,270	434,636	879,116
Units redeemed	(320,487,979)	(296,234,652)	(730,606)	(478,169)	(699,244)	(111,631)	(178,138)	(354,162)

Ending units	717,359,381	637,054,754	3,126,816	2,372,812	783,186	995,122	938,234	681,736

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AlgerBal		AlgMidCapGr		AlGrIncB		AlSmMdCpB
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,603	346	(3,417)	(1,312)	(70,328)	(175,212)	(84,614)	(103,760)
Realized gain (loss) on investments	63	(261)	19,099	(10,915)	578,515	389,642	376,727	219,256
Change in unrealized gain (loss) on investments	29,888	3,212	(12,097)	22,074	112,602	1,664,490	(256,267)	829,154
Reinvested capital gains	–	–	10,437	–	–	–	363,533	163,128

Net increase (decrease) in contract owners’ equity resulting from operations	31,554	3,297	14,022	9,847	620,789	1,878,920	399,379	1,107,778

Equity transactions:
Purchase payments received from contract owners (note 3)	–	123,732	37,546	172,258	348,728	12,162,167	245,768	3,598,686
Transfers between funds	277,995	3,361	155,998	18,344	(1,544,445)	(2,995,885)	(366,646)	275,194
Redemptions (note 3)	(383)	(395)	(9,590)	(9,124)	(1,253,808)	(1,174,703)	(362,777)	(582,002)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(2,187)	(1,307)	(582)	(321)
Contingent deferred sales charges (note 2)	–	–	–	–	(30,546)	(25,562)	(9,316)	(18,884)
Adjustments to maintain reserves	3	(4)	(11)	(7)	(1,085)	(345)	(701)	1,216

Net equity transactions	277,615	126,694	183,943	181,471	(2,483,343)	7,964,365	(494,254)	3,273,889

Net change in contract owners’ equity	309,169	129,991	197,965	191,318	(1,862,554)	9,843,285	(94,875)	4,381,667
Contract owners’ equity beginning of period	129,991	–	215,064	23,746	24,059,143	14,215,858	8,511,826	4,130,159

Contract owners’ equity end of period	$439,160	129,991	413,029	215,064	22,196,589	24,059,143	8,416,951	8,511,826

CHANGES IN UNITS:
Beginning units	11,877	–	17,910	2,204	1,632,039	1,055,483	497,373	282,978

Units purchased	25,611	12,236	34,704	46,613	82,656	1,033,768	81,138	325,659
Units redeemed	(34)	(359)	(20,875)	(30,907)	(256,103)	(457,212)	(105,914)	(111,264)

Ending units	37,454	11,877	31,739	17,910	1,458,592	1,632,039	472,597	497,373

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPBal		ACVPCapAp		ACVPIncGr		ACVPIncGr2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$572,312	390,154	(1,625,651)	(1,701,579)	362,416	79,915	33,678	(66,739)
Realized gain (loss) on investments	588,775	(3,116,280)	(4,824,617)	(42,099,548)	3,917,195	3,596,047	440,215	325,462
Change in unrealized gain (loss) on investments	2,206,146	11,608,063	29,279,148	50,766,798	(2,904,435)	1,838,539	(44,154)	994,683
Reinvested capital gains	41,324	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,408,557	8,881,937	22,828,880	6,965,671	1,375,176	5,514,501	429,739	1,253,406

Equity transactions:
Purchase payments received from contract owners (note 3)	3,157,761	4,735,582	3,262,972	4,434,221	2,677,229	3,181,805	462,162	6,963,658
Transfers between funds	(924,025)	3,118,452	(27,910)	(6,124,642)	(3,216,613)	(3,362,838)	547,977	(354,510)
Redemptions (note 3)	(22,544,847)	(23,416,604)	(21,119,532)	(22,302,488)	(10,687,057)	(10,583,186)	(907,230)	(573,246)
Annuity benefits	(21,907)	(31,991)	(22,287)	(29,762)	(7,832)	(9,824)	–	–
Annual contract maintenance charges (note 2)	(51,745)	(57,310)	(92,331)	(104,180)	(26,418)	(28,003)	(2,049)	(1,082)
Contingent deferred sales charges (note 2)	(60,186)	(77,478)	(60,177)	(95,630)	(53,193)	(52,777)	(27,407)	(8,612)
Adjustments to maintain reserves	285	5,624	3,254	(7,246)	(1,436)	2,182	(622)	(845)

Net equity transactions	(20,444,664)	(15,723,725)	(18,056,011)	(24,229,727)	(11,315,320)	(10,852,641)	72,831	6,025,363

Net change in contract owners’ equity	(17,036,107)	(6,841,788)	4,772,869	(17,264,056)	(9,940,144)	(5,338,140)	502,570	7,278,769
Contract owners’ equity beginning of period	111,515,880	118,357,668	124,554,072	141,818,128	52,975,522	58,313,662	14,094,019	6,815,250

Contract owners’ equity end of period	$94,479,773	111,515,880	129,326,941	124,554,072	43,035,378	52,975,522	14,596,589	14,094,019

CHANGES IN UNITS:
Beginning units	5,476,571	6,309,606	5,652,516	6,916,987	4,654,910	5,714,030	964,870	513,470

Units purchased	331,577	811,243	479,874	374,706	917,258	1,723,859	212,305	711,197
Units redeemed	(1,340,439)	(1,644,278)	(1,294,415)	(1,639,177)	(1,914,235)	(2,782,979)	(202,372)	(259,797)

Ending units	4,467,709	5,476,571	4,837,975	5,652,516	3,657,933	4,654,910	974,803	964,870

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPInflPro2		ACVPInt		ASVPInt2		ASVPInt3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,098,347	669,734	(74,340)	(593,525)	(11,682)	(38,613)	(42,444)	(193,235)
Realized gain (loss) on investments	158,566	48,649	3,091,083	446,147	56,030	128,408	1,310,376	908,841
Change in unrealized gain (loss) on investments	(2,307,629)	831,684	4,189,377	9,479,507	276,496	224,269	1,756,958	2,459,291
Reinvested capital gains	35,728	14,793	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(14,988)	1,564,860	7,206,120	9,332,129	320,844	314,064	3,024,890	3,174,897

Equity transactions:
Purchase payments received from contract owners (note 3)	24,340,853	31,333,293	5,315	7,466	–	2,128,566	3,496,740	4,251,184
Transfers between funds	5,933,880	15,186,486	(3,382,794)	(5,081,772)	(277,766)	(1,701,801)	(146,655)	1,053,862
Redemptions (note 3)	(8,390,234)	(4,098,201)	(12,885,485)	(14,647,791)	(173,260)	(633,435)	(5,139,725)	(4,740,509)
Annuity benefits	(2,528)	–	(24,171)	(28,663)	–	–	(3,318)	(2,611)
Annual contract maintenance charges (note 2)	(9,098)	(3,839)	(33,406)	(39,137)	(577)	(408)	(11,754)	(10,973)
Contingent deferred sales charges (note 2)	(55,510)	(20,520)	(37,776)	(59,251)	(5,856)	(1,866)	(32,613)	(32,297)
Adjustments to maintain reserves	(56)	(8,303)	(12,452)	(1,919)	(134)	(573)	49	(6,441)

Net equity transactions	21,817,307	42,388,916	(16,370,769)	(19,851,067)	(457,593)	(209,517)	(1,837,276)	512,215

Net change in contract owners’ equity	21,802,319	43,953,776	(9,164,649)	(10,518,938)	(136,749)	104,547	1,187,614	3,687,112
Contract owners’ equity beginning of period	57,508,773	13,554,997	76,128,590	86,647,528	3,195,978	3,091,431	27,719,977	24,032,865

Contract owners’ equity end of period	$79,311,092	57,508,773	66,963,941	76,128,590	3,059,229	3,195,978	28,907,591	27,719,977

CHANGES IN UNITS:
Beginning units	5,306,858	1,303,256	4,655,031	6,008,220	218,350	238,887	2,469,324	2,431,962

Units purchased	4,432,742	5,595,053	33	–	–	1,006,256	630,178	1,009,940
Units redeemed	(2,421,915)	(1,591,451)	(990,422)	(1,353,189)	(30,723)	(1,026,793)	(792,266)	(972,578)

Ending units	7,317,685	5,306,858	3,664,642	4,655,031	187,627	218,350	2,307,236	2,469,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPInt4		ACVPMdCpV2		ACVPUltra		ACVPUltra2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(53,348)	(27,634)	6,886	–	(97,202)	(88,337)	(224,691)	(135,786)
Realized gain (loss) on investments	162,980	8,091	3,065	–	480,094	237,222	89,007	146,669
Change in unrealized gain (loss) on investments	919,283	613,383	21,137	–	(329,244)	415,551	315,814	656,117
Reinvested capital gains	–	–	117,241	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,028,915	593,840	148,329	–	53,648	564,436	180,130	667,000

Equity transactions:
Purchase payments received from contract owners (note 3)	2,814,189	3,797,174	3,195,866	–	570,959	528,649	4,269,813	8,684,398
Transfers between funds	565,731	1,227,579	2,242,602	–	1,382,471	1,356,189	446,568	(197,504)
Redemptions (note 3)	(299,079)	(62,275)	(182,256)	–	(1,589,951)	(1,090,912)	(907,375)	(704,354)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(893)	(110)	(7)	–	(3,007)	(2,359)	(1,724)	(577)
Contingent deferred sales charges (note 2)	(5,206)	(515)	(255)	–	(5,274)	(5,330)	(13,702)	(12,155)
Adjustments to maintain reserves	(365)	(4,764)	(153)	–	(64)	205	(1,234)	(291)

Net equity transactions	3,074,377	4,957,089	5,255,797	–	355,134	786,442	3,792,346	7,769,517

Net change in contract owners’ equity	4,103,292	5,550,929	5,404,126	–	408,782	1,350,878	3,972,476	8,436,517
Contract owners’ equity beginning of period	5,550,929	–	–	–	7,201,616	5,850,738	11,612,690	3,176,173

Contract owners’ equity end of period	$9,654,221	5,550,929	5,404,126	–	7,610,398	7,201,616	15,585,166	11,612,690

CHANGES IN UNITS:
Beginning units	493,520	–	–	–	671,844	596,069	833,172	251,964

Units purchased	406,636	527,897	515,404	–	543,408	479,896	520,061	1,116,559
Units redeemed	(128,819)	(34,377)	(32,186)	–	(510,979)	(404,121)	(241,701)	(535,351)

Ending units	771,337	493,520	483,218	–	704,273	671,844	1,111,532	833,172

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPVal		ACVPVal2		ACVPVista2		AmerGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(692,330)	(552,682)	(576,486)	(258,615)	(6,065)	–	(81,352)	(188,962)
Realized gain (loss) on investments	2,928,046	2,965,468	720,457	192,641	9,469	–	85,905	(227,706)
Change in unrealized gain (loss) on investments	(14,682,796)	17,048,764	(2,565,260)	3,537,129	41,014	–	2,849,534	2,502,441
Reinvested capital gains	18,109,229	1,416,862	4,761,593	129,508	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,662,149	20,878,412	2,340,304	3,600,663	44,418	–	2,854,087	2,085,773

Equity transactions:
Purchase payments received from contract owners (note 3)	7,630,954	8,633,806	24,572,361	25,680,889	503,121	–	268,142	272,659
Transfers between funds	(3,550,135)	25,104,058	8,480,556	3,023,353	693,741	–	(58,076)	(51,887)
Redemptions (note 3)	(36,270,143)	(38,068,619)	(3,860,822)	(2,533,961)	(34,942)	–	(1,672,803)	(2,282,777)
Annuity benefits	(68,181)	(59,346)	(352)	–	–	–	(13,907)	(12,930)
Annual contract maintenance charges (note 2)	(68,645)	(72,139)	(7,599)	(2,426)	(5)	–	(7,116)	(7,670)
Contingent deferred sales charges (note 2)	(110,508)	(145,380)	(73,897)	(26,765)	(546)	–	(3,174)	(4,557)
Adjustments to maintain reserves	(16,050)	9,985	(3,368)	(5,922)	(23)	–	625	(673)

Net equity transactions	(32,452,708)	(4,597,635)	29,106,879	26,135,168	1,161,346	–	(1,486,309)	(2,087,835)

Net change in contract owners’ equity	(26,790,559)	16,280,777	31,447,183	29,735,831	1,205,764	–	1,367,778	(2,062)
Contract owners’ equity beginning of period	181,187,374	164,906,597	41,571,673	11,835,842	–	–	20,260,372	20,262,434

Contract owners’ equity end of period	$154,396,815	181,187,374	73,018,856	41,571,673	1,205,764	–	21,628,150	20,260,372

CHANGES IN UNITS:
Beginning units	8,834,706	9,070,068	2,735,693	875,072	–	–	328,214	365,065

Units purchased	1,593,966	3,883,849	3,029,494	2,465,772	149,981	–	9,003	9,955
Units redeemed	(3,167,767)	(4,119,211)	(1,100,449)	(605,151)	(43,491)	–	(32,327)	(46,806)

Ending units	7,260,905	8,834,706	4,664,738	2,735,693	106,490	–	304,890	328,214

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AmerHiInc		AmerUSGvt		ChScMM		CSTGSmCp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$92,259	108,941	64,530	96,262	150,483	(1,893)	(73,413)	(83,636)
Realized gain (loss) on investments	14,371	34,654	(3,395)	5	–	–	318,553	104,628
Change in unrealized gain (loss) on investments	(79,590)	36,406	(28,059)	(33,917)	–	–	487,571	896,691
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	27,040	180,001	33,076	62,350	150,483	(1,893)	732,711	917,683

Equity transactions:
Purchase payments received from contract owners (note 3)	65,787	38,596	22,511	34,450	22,653,500	15,424,537	4,337	(3,141)
Transfers between funds	(106,696)	(176,678)	67,180	(53,030)	(13,771,486)	(10,162,960)	(483,998)	(530,645)
Redemptions (note 3)	(152,310)	(667,982)	(175,505)	(485,727)	(2,104,655)	(3,342,613)	(1,159,692)	(1,124,029)
Annuity benefits	(7,814)	(7,605)	(5,286)	(5,362)	–	–	(4,154)	(3,499)
Annual contract maintenance charges (note 2)	(923)	(1,054)	(1,490)	(1,856)	(905)	(180)	(3,564)	(4,160)
Contingent deferred sales charges (note 2)	(360)	(506)	(375)	(596)	–	–	(3,816)	(5,461)
Adjustments to maintain reserves	624	(2,348)	123	(482)	447	77	(219)	1,817

Net equity transactions	(201,692)	(817,577)	(92,842)	(512,603)	6,776,901	1,918,861	(1,651,106)	(1,669,118)

Net change in contract owners’ equity	(174,652)	(637,576)	(59,766)	(450,253)	6,927,384	1,916,968	(918,395)	(751,435)
Contract owners’ equity beginning of period	2,097,782	2,735,358	2,493,117	2,943,370	4,373,727	2,456,759	6,093,142	6,844,577

Contract owners’ equity end of period	$1,923,130	2,097,782	2,433,351	2,493,117	11,301,111	4,373,727	5,174,747	6,093,142

CHANGES IN UNITS:
Beginning units	56,446	79,839	91,982	110,931	438,727	245,954	509,005	665,511

Units purchased	50,577	52,180	3,672	1,330	2,491,042	2,567,310	–	195
Units redeemed	(55,733)	(75,573)	(6,925)	(20,279)	(1,815,766)	(2,374,537)	(131,841)	(156,701)

Ending units	51,290	56,446	88,729	91,982	1,114,003	438,727	377,164	509,005

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	CSTIntFoc		CSTSmCapGr		DrySmCapIxS		DrySRGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(214,231)	(199,452)	(1,491,380)	(1,848,725)	(705,491)	(279,817)	(1,361,604)	(1,169,965)
Realized gain (loss) on investments	2,605,509	1,351,221	4,911,485	488,475	2,641,402	1,523,734	(13,141,350)	(13,104,448)
Change in unrealized gain (loss) on investments	4,008,349	4,661,228	(8,473,336)	12,529,380	506,102	4,462,477	16,355,150	19,664,540
Reinvested capital gains	–	–	–	–	129,852	1,001,952	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,399,627	5,812,997	(5,053,231)	11,169,130	2,571,865	6,708,346	1,852,196	5,390,127

Equity transactions:
Purchase payments received from contract owners (note 3)	1,303	1,792	3,635,938	4,965,162	9,596,594	12,675,206	4,888,070	6,722,181
Transfers between funds	(1,311,321)	(1,724,044)	(8,358,382)	(6,551,814)	(3,126,782)	8,271,119	(9,156,655)	(11,706,310)
Redemptions (note 3)	(9,441,859)	(10,619,720)	(21,438,588)	(26,760,718)	(7,028,690)	(3,945,775)	(18,198,451)	(19,896,818)
Annuity benefits	(12,324)	(21,076)	(18,788)	(18,619)	(62)	(55)	(11,583)	(21,242)
Annual contract maintenance charges (note 2)	(19,669)	(22,294)	(60,143)	(74,555)	(14,145)	(7,613)	(89,604)	(107,151)
Contingent deferred sales charges (note 2)	(15,149)	(31,366)	(67,393)	(116,401)	(52,219)	(26,843)	(97,860)	(145,788)
Adjustments to maintain reserves	1,336	2,286	138	5,890	5,761	(4,611)	192	4,943

Net equity transactions	(10,797,683)	(12,414,422)	(26,307,218)	(28,551,055)	(619,543)	16,961,428	(22,665,891)	(25,150,185)

Net change in contract owners’ equity	(4,398,056)	(6,601,425)	(31,360,449)	(17,381,925)	1,952,322	23,669,774	(20,813,695)	(19,760,058)
Contract owners’ equity beginning of period	48,225,750	54,827,175	129,804,579	147,186,504	50,847,151	27,177,377	115,882,378	135,642,436

Contract owners’ equity end of period	$43,827,694	48,225,750	98,444,130	129,804,579	52,799,473	50,847,151	95,068,683	115,882,378

CHANGES IN UNITS:
Beginning units	4,168,927	5,366,505	7,254,068	8,999,069	3,662,793	2,490,303	5,445,879	6,701,628

Units purchased	–	284	687,851	1,285,028	2,045,815	3,697,905	354,215	630,690
Units redeemed	(900,429)	(1,197,862)	(2,213,120)	(3,030,029)	(2,254,147)	(2,525,415)	(1,440,107)	(1,886,439)

Ending units	3,268,498	4,168,927	5,728,799	7,254,068	3,454,461	3,662,793	4,359,987	5,445,879

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DryStkIx		DryStklxS		DryVIFApp		DryVIFAppS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,460,098	2,924,607	(56,107)	107,530	(778,048)	124,976	(338,817)	63,737
Realized gain (loss) on investments	(8,536,126)	(54,966,397)	946,681	885,752	1,255,483	164,682	248,173	79,967
Change in unrealized gain (loss) on investments	25,428,895	114,295,779	1,835,282	4,118,592	1,215,610	1,904,073	648,853	389,974
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	18,352,867	62,253,989	2,725,856	5,111,874	1,693,045	2,193,731	558,209	533,678

Equity transactions:
Purchase payments received from contract owners (note 3)	23,077,857	30,557,359	25,909,118	47,248,004	2,628,622	3,466,326	6,541,453	12,119,894
Transfers between funds	(35,043,262)	(22,625,507)	(1,818,250)	2,454,807	(2,805,052)	(2,970,305)	333,561	552,558
Redemptions (note 3)	(134,474,508)	(145,944,850)	(5,596,561)	(3,374,486)	(12,232,791)	(12,964,339)	(925,799)	(549,422)
Annuity benefits	(202,062)	(198,153)	–	–	(9,819)	(7,252)	–	–
Annual contract maintenance charges (note 2)	(358,356)	(410,351)	(12,250)	(4,059)	(32,997)	(38,306)	(1,999)	(586)
Contingent deferred sales charges (note 2)	(489,253)	(768,522)	(122,048)	(32,406)	(50,258)	(75,404)	(15,578)	(5,243)
Adjustments to maintain reserves	(1,633)	31,353	(3,232)	(178)	5,405	5,878	(1,323)	(341)

Net equity transactions	(147,491,217)	(139,358,671)	18,356,777	46,291,682	(12,496,890)	(12,583,402)	5,930,315	12,116,860

Net change in contract owners’ equity	(129,138,350)	(77,104,682)	21,082,633	51,403,556	(10,803,845)	(10,389,671)	6,488,524	12,650,538
Contract owners’ equity beginning of period	720,760,845	797,865,527	72,127,749	20,724,193	64,213,564	74,603,235	17,648,287	4,997,749

Contract owners’ equity end of period	$591,622,495	720,760,845	93,210,382	72,127,749	53,409,719	64,213,564	24,136,811	17,648,287

CHANGES IN UNITS:
Beginning units	27,047,637	32,699,415	5,049,202	1,563,084	4,990,800	6,013,001	1,357,385	396,749

Units purchased	1,677,383	4,431,556	2,570,164	5,040,702	707,935	975,633	795,798	1,167,696
Units redeemed	(7,245,804)	(10,083,334)	(1,277,579)	(1,554,584)	(1,669,130)	(1,997,834)	(338,536)	(207,060)

Ending units	21,479,216	27,047,637	6,341,787	5,049,202	4,029,605	4,990,800	1,814,647	1,357,385

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DryVIFDevLdS		DryVIFGrInc		FedAmLeadS		FedCapApS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(75,258)	(64,642)	(10,712)	(71,735)	(8,208)	(12,050)	(24,756)	(35,486)
Realized gain (loss) on investments	69,456	137,009	(757,856)	(2,195,290)	55,258	17,677	96,605	59,775
Change in unrealized gain (loss) on investments	213,351	212,950	1,384,352	4,684,653	31,542	162,667	(68,802)	130,588
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	207,549	285,317	615,784	2,417,628	78,592	168,294	3,047	154,877

Equity transactions:
Purchase payments received from contract owners (note 3)	340,937	3,099,217	1,824,314	2,474,302	40,499	1,526,181	56,921	1,729,654
Transfers between funds	(12,352)	(94,830)	(1,705,305)	(1,023,582)	(129,083)	47,663	(249,632)	(440,926)
Redemptions (note 3)	(194,613)	(179,212)	(8,829,239)	(9,580,095)	(114,416)	(75,819)	(148,236)	(184,656)
Annuity benefits	(173)	–	(224)	(226)	–	–	–	–
Annual contract maintenance charges (note 2)	(725)	(302)	(26,347)	(31,009)	(477)	(279)	(443)	(214)
Contingent deferred sales charges (note 2)	(3,598)	(2,988)	(40,977)	(58,661)	(3,491)	(1,983)	(4,253)	(614)
Adjustments to maintain reserves	(549)	(96)	84	1,285	(184)	(53)	(244)	(95)

Net equity transactions	128,927	2,821,789	(8,777,694)	(8,217,986)	(207,152)	1,495,710	(345,887)	1,103,149

Net change in contract owners’ equity	336,476	3,107,106	(8,161,910)	(5,800,358)	(128,560)	1,664,004	(342,840)	1,258,026
Contract owners’ equity beginning of period	4,907,676	1,800,570	44,360,737	50,161,095	2,665,097	1,001,093	3,512,976	2,254,950

Contract owners’ equity end of period	$5,244,152	4,907,676	36,198,827	44,360,737	2,536,537	2,665,097	3,170,136	3,512,976

CHANGES IN UNITS:
Beginning units	327,297	131,238	3,540,729	4,245,970	191,712	77,357	262,174	177,660

Units purchased	48,071	322,947	241,061	421,266	6,938	128,870	23,332	131,758
Units redeemed	(35,903)	(126,888)	(949,625)	(1,126,507)	(21,121)	(14,515)	(48,796)	(47,244)

Ending units	339,465	327,297	2,832,165	3,540,729	177,529	191,712	236,710	262,174

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FedQualBd		FedQualBdS		FidVIPEI		FidVIPEIS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$572,028	868,253	737,170	434,340	3,815,760	3,013,617	(310,910)	(418,036)
Realized gain (loss) on investments	(242,685)	(168,474)	(78,025)	(136,254)	2,700,452	(2,155,951)	411,186	124,801
Change in unrealized gain (loss) on investments	(498,307)	(375,080)	(1,147,073)	(139,481)	(4,278,330)	98,829,939	1,526,065	7,186,414
Reinvested capital gains	149,710	273,895	255,075	198,383	37,979,470	4,312,706	3,420,101	126,654

Net increase (decrease) in contract owners’ equity resulting from operations	(19,254)	598,594	(232,853)	356,988	40,217,352	104,000,311	5,046,442	7,019,833

Equity transactions:
Purchase payments received from contract owners (note 3)	1,119,889	1,073,840	14,684,892	23,300,748	25,730,584	31,991,141	35,560,540	59,253,470
Transfers between funds	1,038,754	(2,922,787)	(757,240)	(2,128,691)	(23,757,087)	7,252,263	155,860	3,033,295
Redemptions (note 3)	(5,981,629)	(7,962,886)	(2,466,626)	(1,516,331)	(193,003,898)	(211,055,975)	(6,269,559)	(4,607,572)
Annuity benefits	(442)	–	–	–	(246,545)	(239,397)	–	–
Annual contract maintenance charges (note 2)	(9,017)	(10,422)	(4,322)	(2,131)	(478,027)	(536,218)	(11,801)	(3,873)
Contingent deferred sales charges (note 2)	(20,134)	(33,122)	(48,434)	(31,004)	(448,276)	(676,775)	(118,016)	(35,922)
Adjustments to maintain reserves	(286)	2,189	(2,596)	(783)	4,618	13,111	(5,050)	(278)

Net equity transactions	(3,852,865)	(9,853,188)	11,405,674	19,621,808	(192,198,631)	(173,251,850)	29,311,974	57,639,120

Net change in contract owners’ equity	(3,872,119)	(9,254,594)	11,172,821	19,978,796	(151,981,279)	(69,251,539)	34,358,416	64,658,953
Contract owners’ equity beginning of period	24,906,332	34,160,926	37,072,244	17,093,448	1,104,517,970	1,173,769,509	91,285,573	26,626,620

Contract owners’ equity end of period	$21,034,213	24,906,332	48,245,065	37,072,244	952,536,691	1,104,517,970	125,643,989	91,285,573

CHANGES IN UNITS:
Beginning units	2,208,926	3,097,044	3,548,586	1,665,638	29,628,395	35,119,867	6,134,314	1,963,742

Units purchased	495,518	794,244	1,824,415	3,672,219	1,273,402	2,788,063	3,230,424	5,059,567
Units redeemed	(838,287)	(1,682,362)	(724,548)	(1,789,271)	(6,790,177)	(8,279,535)	(1,263,367)	(888,995)

Ending units	1,866,157	2,208,926	4,648,453	3,548,586	24,111,620	29,628,395	8,101,371	6,134,314

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGr		FidVIPGrS2		FidVIPHI		FidVIPOv
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(7,205,541)	(11,644,375)	(598,729)	(467,574)	26,440,016	17,667,134	(999,858)	(194,021)
Realized gain (loss) on investments	(134,396,094)	(108,638,316)	442,720	381,703	2,701,744	18,405,813	8,228,128	4,458,572
Change in unrealized gain (loss) on investments	175,274,380	136,741,119	2,019,947	581,424	(26,706,292)	(18,406,950)	16,991,166	14,986,864
Reinvested capital gains	–	–	–	–	–	–	864,342	–

Net increase (decrease) in contract owners’ equity resulting from operations	33,672,745	16,458,428	1,863,938	495,553	2,435,468	17,665,997	25,083,778	19,251,415

Equity transactions:
Purchase payments received from contract owners (note 3)	31,458,045	41,879,741	8,683,463	30,924,735	5,028,165	6,548,801	37,336	3,636
Transfers between funds	(62,893,848)	(48,685,988)	(706,159)	(2,233,823)	(24,692,330)	(23,072,129)	(5,592,729)	(5,469,732)
Redemptions (note 3)	(170,666,868)	(192,968,575)	(2,276,480)	(2,119,423)	(39,628,101)	(55,935,422)	(26,927,568)	(29,467,531)
Annuity benefits	(299,575)	(330,057)	–	–	(38,056)	(51,197)	(34,062)	(33,870)
Annual contract maintenance charges (note 2)	(604,417)	(734,109)	(5,713)	(2,210)	(81,492)	(97,922)	(94,109)	(108,125)
Contingent deferred sales charges (note 2)	(582,021)	(953,919)	(51,421)	(21,594)	(88,509)	(154,112)	(58,100)	(98,926)
Adjustments to maintain reserves	(147,987)	(164,387)	(2,610)	(999)	4,199	9,900	10,558	3,792

Net equity transactions	(203,736,671)	(201,957,294)	5,641,080	26,546,686	(59,496,124)	(72,752,081)	(32,658,674)	(35,170,756)

Net change in contract owners’ equity	(170,063,926)	(185,498,866)	7,505,018	27,042,239	(57,060,656)	(55,086,084)	(7,574,896)	(15,919,341)
Contract owners’ equity beginning of period	1,023,045,636	1,208,544,502	41,622,162	14,579,923	228,293,547	283,379,631	172,176,352	188,095,693

Contract owners’ equity end of period	$852,981,710	1,023,045,636	49,127,180	41,622,162	171,232,891	228,293,547	164,601,456	172,176,352

CHANGES IN UNITS:
Beginning units	24,907,685	30,857,133	3,015,154	1,072,088	12,101,014	16,497,401	8,332,810	10,235,114

Units purchased	1,030,707	2,053,012	1,218,317	3,418,659	5,254,343	7,377,559	25	–
Units redeemed	(6,444,898)	(8,002,460)	(811,878)	(1,475,593)	(8,536,960)	(11,773,946)	(1,568,600)	(1,902,304)

Ending units	19,493,494	24,907,685	3,421,593	3,015,154	8,818,397	12,101,014	6,764,235	8,332,810

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPOvR		FidVIPOvS2		FidVIPOvS2R		FidVIPAM
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(350,927)	(145,954)	(75,511)	(50,976)	(263,385)	(92,682)	5,294,302	6,268,238
Realized gain (loss) on investments	2,586,032	1,599,233	208,968	593,459	114,139	85,738	(8,187,531)	(12,208,798)
Change in unrealized gain (loss) on investments	6,610,885	3,992,028	1,081,051	271,058	4,845,812	1,821,536	10,935,053	21,452,930
Reinvested capital gains	282,927	–	47,840	–	93,573	–	127,871	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,128,917	5,445,307	1,262,348	813,541	4,790,139	1,814,592	8,169,695	15,512,370

Equity transactions:
Purchase payments received from contract owners (note 3)	6,574,925	7,410,670	421	6,239,790	12,219,757	10,474,979	9,493,183	12,634,070
Transfers between funds	2,128,862	13,289,815	(1,646,934)	(7,953,260)	2,515,169	4,175,751	(11,146,131)	(14,794,414)
Redemptions (note 3)	(10,607,658)	(10,021,565)	(565,644)	(794,253)	(1,025,620)	(350,421)	(64,620,693)	(75,046,362)
Annuity benefits	(559)	(227)	–	–	–	–	(78,208)	(81,199)
Annual contract maintenance charges (note 2)	(20,206)	(18,065)	(1,064)	(600)	(1,901)	(196)	(207,933)	(245,370)
Contingent deferred sales charges (note 2)	(49,200)	(46,299)	(14,223)	(9,423)	(17,227)	(1,115)	(146,487)	(213,800)
Adjustments to maintain reserves	207	3,397	(179)	328	(901)	(136)	(1,427)	29,657

Net equity transactions	(1,973,629)	10,617,726	(2,227,623)	(2,517,418)	13,689,277	14,298,862	(66,707,696)	(77,717,418)

Net change in contract owners’ equity	7,155,288	16,063,033	(965,275)	(1,703,877)	18,479,416	16,113,454	(58,538,001)	(62,205,048)
Contract owners’ equity beginning of period	54,965,437	38,902,404	9,439,417	11,143,294	16,113,454	–	388,220,520	450,425,568

Contract owners’ equity end of period	$62,120,725	54,965,437	8,474,142	9,439,417	34,592,870	16,113,454	329,682,519	388,220,520

CHANGES IN UNITS:
Beginning units	4,483,379	3,556,585	579,313	759,076	1,455,683	–	15,144,673	18,528,814

Units purchased	1,258,572	2,818,984	24	876,711	1,560,057	1,903,633	461,071	893,001
Units redeemed	(1,432,059)	(1,892,190)	(133,547)	(1,056,474)	(344,429)	(447,950)	(3,195,928)	(4,277,142)

Ending units	4,309,892	4,483,379	445,790	579,313	2,671,311	1,455,683	12,409,816	15,144,673

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPCon		FidVIPConS2		FidVIPIGBdS		FidVIPIGBdS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(7,498,947)	(7,091,100)	(2,400,544)	(919,853)	240,709	118,292	716,568	198,451
Realized gain (loss) on investments	7,558,635	(1,836,919)	1,845,527	1,076,578	(190,489)	(133,298)	(115,543)	(53,849)
Change in unrealized gain (loss) on investments	102,741,772	100,203,821	25,202,978	10,692,291	(224,674)	108,757	(1,312,352)	174,828
Reinvested capital gains	134,237	–	22,995	–	265,718	164,257	927,732	433,366

Net increase (decrease) in contract owners’ equity resulting from operations	102,935,697	91,275,802	24,670,956	10,849,016	91,264	258,008	216,405	752,796

Equity transactions:
Purchase payments received from contract owners (note 3)	23,058,541	24,929,526	78,629,986	69,808,498	1,469,156	854,807	22,108,870	26,452,930
Transfers between funds	38,737,156	24,596,526	20,492,004	13,942,836	8,046,820	7,601,882	6,285,707	2,063,116
Redemptions (note 3)	(137,637,254)	(135,175,013)	(7,891,852)	(3,879,378)	(4,641,892)	(1,926,167)	(3,185,926)	(1,210,115)
Annuity benefits	(119,773)	(89,159)	(398)	–	(1,057)	–	–	–
Annual contract maintenance charges (note 2)	(331,156)	(340,688)	(15,077)	(3,868)	(4,126)	(2,050)	(4,364)	(1,477)
Contingent deferred sales charges (note 2)	(408,028)	(526,648)	(138,688)	(49,280)	(10,901)	(3,986)	(45,047)	(13,228)
Adjustments to maintain reserves	45,696	27,061	(6,670)	(1,802)	(976)	237	(2,796)	(372)

Net equity transactions	(76,654,818)	(86,578,395)	91,069,305	79,817,006	4,857,024	6,524,723	25,156,444	27,290,854

Net change in contract owners’ equity	26,280,879	4,697,407	115,740,261	90,666,022	4,948,288	6,782,731	25,372,849	28,043,650
Contract owners’ equity beginning of period	726,385,170	721,687,763	113,908,694	23,242,672	11,254,188	4,471,457	39,157,892	11,114,242

Contract owners’ equity end of period	$752,666,049	726,385,170	229,648,955	113,908,694	16,202,476	11,254,188	64,530,741	39,157,892

CHANGES IN UNITS:
Beginning units	27,634,632	31,289,245	7,550,491	1,746,863	1,079,916	441,619	3,702,374	1,078,745

Units purchased	3,778,671	4,081,487	7,967,332	6,981,015	1,229,890	1,277,425	3,421,090	3,296,738
Units redeemed	(6,610,840)	(7,736,100)	(2,255,784)	(1,177,387)	(767,998)	(639,128)	(1,033,727)	(673,109)

Ending units	24,802,463	27,634,632	13,262,039	7,550,491	1,541,808	1,079,916	6,089,737	3,702,374

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGrOp		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(140,350)	(351,372)	(1,703,007)	(617,672)	(265,708)	(356,877)	(343,579)	(261,146)
Realized gain (loss) on investments	467,982	(1,061,372)	1,144,981	527,059	359,474	1,222,664	120,126	730,356
Change in unrealized gain (loss) on investments	2,220,410	3,676,617	16,761,654	10,137,132	(1,114,326)	971,250	(171,856)	1,542,855
Reinvested capital gains	–	–	1,286,463	–	783,331	69,618	653,076	36,218

Net increase (decrease) in contract owners’ equity resulting from operations	2,548,042	2,263,873	17,490,091	10,046,519	(237,229)	1,906,655	257,767	2,048,283

Equity transactions:
Purchase payments received from contract owners (note 3)	1,560,528	2,091,452	45,045,687	45,801,911	1,222,693	1,850,878	5,453,593	15,944,260
Transfers between funds	(89,815)	(1,872,927)	18,800,913	2,192,665	(4,617,422)	2,774,717	(2,856,363)	(5,550,319)
Redemptions (note 3)	(8,764,536)	(7,518,641)	(4,954,696)	(1,681,586)	(4,724,043)	(4,726,637)	(1,113,002)	(1,214,729)
Annuity benefits	(9,189)	(9,967)	(559)	–	(153)	–	–	–
Annual contract maintenance charges (note 2)	(25,587)	(29,983)	(8,728)	(1,968)	(8,364)	(10,497)	(2,616)	(1,405)
Contingent deferred sales charges (note 2)	(38,283)	(51,930)	(103,123)	(37,526)	(15,763)	(21,366)	(31,610)	(21,484)
Adjustments to maintain reserves	(9,578)	(1,181)	(4,315)	(2,601)	(96)	1,056	(1,359)	(3,186)

Net equity transactions	(7,376,460)	(7,393,177)	58,775,179	46,270,895	(8,143,148)	(131,849)	1,448,643	9,153,137

Net change in contract owners’ equity	(4,828,418)	(5,129,304)	76,265,270	56,317,414	(8,380,377)	1,774,806	1,706,410	11,201,420
Contract owners’ equity beginning of period	43,182,285	48,311,589	69,828,007	13,510,593	25,716,534	23,941,728	21,344,299	10,142,879

Contract owners’ equity end of period	$38,353,867	43,182,285	146,093,277	69,828,007	17,336,157	25,716,534	23,050,709	21,344,299

CHANGES IN UNITS:
Beginning units	4,326,389	5,119,061	3,994,345	952,250	1,973,235	2,066,461	1,160,567	612,598

Units purchased	469,537	576,726	4,433,881	4,044,868	726,725	2,489,295	528,223	1,337,552
Units redeemed	(1,218,886)	(1,369,398)	(1,235,148)	(1,002,773)	(1,386,199)	(2,582,521)	(444,482)	(789,583)

Ending units	3,577,040	4,326,389	7,193,078	3,994,345	1,313,761	1,973,235	1,244,308	1,160,567

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPFree10S2		FidVIPFree20S2		FidVIPFree30S2		FidVIPNtRsS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$551	–	7,017	–	(4,888)	–	(23,749)	–
Realized gain (loss) on investments	5,892	–	21,517	–	18,906	–	184,207	–
Change in unrealized gain (loss) on investments	152,590	–	435,693	–	270,593	–	407,743	–
Reinvested capital gains	–	–	–	–	–	–	668,549	–

Net increase (decrease) in contract owners’ equity resulting from operations	159,033	–	464,227	–	284,611	–	1,236,750	–

Equity transactions:
Purchase payments received from contract owners (note 3)	3,116,444	–	4,952,748	–	3,374,797	–	5,050,836	–
Transfers between funds	5,983,805	–	10,655,185	–	3,366,232	–	8,414,484	–
Redemptions (note 3)	(186,756)	–	(162,141)	–	(25,643)	–	(257,832)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(8)	–	(63)	–	(32)	–	(337)	–
Contingent deferred sales charges (note 2)	(771)	–	(1,313)	–	(656)	–	(3,817)	–
Adjustments to maintain reserves	(202)	–	(366)	–	(239)	–	(366)	–

Net equity transactions	8,912,512	–	15,444,050	–	6,714,459	–	13,202,968	–

Net change in contract owners’ equity	9,071,545	–	15,908,277	–	6,999,070	–	14,439,718	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$9,071,545	–	15,908,277	–	6,999,070	–	14,439,718	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	871,837	–	1,481,761	–	631,313	–	1,250,909	–
Units redeemed	(20,188)	–	(31,562)	–	(4,909)	–	(170,466)	–

Ending units	851,649	–	1,450,199	–	626,404	–	1,080,443	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FICapAp		FICoreEq		FrVIPRisDiv2		FrVIPSmCapV2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(986)	(867)	(5,664)	(4,357)	(771,011)	(456,257)	(288,917)	(190,204)
Realized gain (loss) on investments	37	(1,086)	(5,219)	(4,519)	1,136,116	125,662	1,153,999	63,694
Change in unrealized gain (loss) on investments	(1,723)	3,034	(40,167)	31,232	1,885,963	5,393,566	1,771,708	3,528,737
Reinvested capital gains	3,525	3,090	14,212	–	637,282	576,665	235,179	–

Net increase (decrease) in contract owners’ equity resulting from operations	853	4,171	(36,838)	22,356	2,888,350	5,639,636	2,871,969	3,402,227

Equity transactions:
Purchase payments received from contract owners (note 3)	2,865	75,024	–	796,495	44,446,038	57,726,882	17,346,766	14,121,242
Transfers between funds	(2,070)	(24,800)	(65,261)	(21,464)	(1,469,209)	3,159,303	446,351	4,125,655
Redemptions (note 3)	(809)	(81)	(14,714)	(51,587)	(5,493,806)	(2,438,592)	(2,002,381)	(633,242)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(8,537)	(2,463)	(3,237)	(891)
Contingent deferred sales charges (note 2)	(19)	–	(171)	–	(139,676)	(22,833)	(59,277)	(18,378)
Adjustments to maintain reserves	(10)	(14)	838	(26,200)	(6,159)	(811)	(597)	562

Net equity transactions	(43)	50,129	(79,308)	697,244	37,328,651	58,421,486	15,727,625	17,594,948

Net change in contract owners’ equity	810	54,300	(116,146)	719,600	40,217,001	64,061,122	18,599,594	20,997,175
Contract owners’ equity beginning of period	54,300	–	720,213	613	82,208,252	18,147,130	26,753,540	5,756,365

Contract owners’ equity end of period	$55,110	54,300	604,067	720,213	122,425,253	82,208,252	45,353,134	26,753,540

CHANGES IN UNITS:
Beginning units	4,651	–	63,802	56	5,740,207	1,384,163	1,537,632	401,638

Units purchased	269	6,952	617	94,662	4,492,929	5,031,653	1,493,448	1,307,660
Units redeemed	(254)	(2,301)	(8,159)	(30,916)	(1,834,327)	(675,609)	(598,905)	(171,666)

Ending units	4,666	4,651	56,260	63,802	8,398,809	5,740,207	2,432,175	1,537,632

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(25,070)	–	(39,210)	(45,678)	(80,568)	(40,466)	(867)	–
Realized gain (loss) on investments	24,393	–	284,548	796,972	121,340	8,420	(14,553)	–
Change in unrealized gain (loss) on investments	672,865	–	629,424	1,010,145	2,613,664	1,541,684	8,895	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	672,188	–	874,762	1,761,439	2,654,436	1,509,638	(6,525)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	3,581,287	–	6,940	7,875,351	18,402,720	9,473,212	3,390,932	–
Transfers between funds	3,349,632	–	(1,427,534)	(5,347,016)	5,245,264	3,268,457	1,632,776	–
Redemptions (note 3)	(147,946)	–	(552,871)	(426,452)	(1,159,962)	(172,771)	(109,611)	–
Annuity benefits	–	–	(377)	–	–	–	–	–
Annual contract maintenance charges (note 2)	(57)	–	(986)	(627)	(1,664)	(112)	(8)	–
Contingent deferred sales charges (note 2)	(212)	–	(13,830)	(5,078)	(18,337)	(2,062)	(5,384)	–
Adjustments to maintain reserves	(139)	–	(862)	(355)	(1,387)	639	227	–

Net equity transactions	6,782,565	–	(1,989,520)	2,095,823	22,466,634	12,567,363	4,908,932	–

Net change in contract owners’ equity	7,454,753	–	(1,114,758)	3,857,262	25,121,070	14,077,001	4,902,407	–
Contract owners’ equity beginning of period	–	–	12,142,293	8,285,031	14,077,001	–	–	–

Contract owners’ equity end of period	$7,454,753	–	11,027,535	12,142,293	39,198,071	14,077,001	4,902,407	–

CHANGES IN UNITS:
Beginning units	–	–	759,444	604,314	1,223,594	–	–	–

Units purchased	651,651	–	35	1,705,862	2,256,842	1,279,566	545,461	–
Units redeemed	(63,038)	–	(124,643)	(1,550,732)	(335,825)	(55,972)	(44,274)	–

Ending units	588,613	–	634,836	759,444	3,144,611	1,223,594	501,187	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIntVal2		GVITIntVal3		GVITIntVal6		GVITMidCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(10,621)	26,930	14,918	103,916	(61,280)	(4,188)	(452,789)	(861,257)
Realized gain (loss) on investments	145,726	62,280	870,752	244,394	786,687	6,863	6,249,012	4,772,088
Change in unrealized gain (loss) on investments	63,675	369,281	573,535	1,796,096	1,314,194	1,110,859	(1,219,258)	7,263,636
Reinvested capital gains	101,555	–	890,529	–	1,103,219	–	8,011,102	2,822,175

Net increase (decrease) in contract owners’ equity resulting from operations	300,335	458,491	2,349,734	2,144,406	3,142,820	1,113,534	12,588,067	13,996,642

Equity transactions:
Purchase payments received from contract owners (note 3)	1,088	2,311,520	1,266,686	724,862	12,629,103	7,343,351	15,561,233	23,734,526
Transfers between funds	(740,934)	(399,015)	6,961,123	13,685,546	12,032,167	2,863,587	8,097,404	11,893,590
Redemptions (note 3)	(68,819)	(75,825)	(4,657,986)	(1,843,183)	(1,330,437)	(126,059)	(19,834,199)	(18,134,666)
Annuity benefits	–	–	(888)	–	–	–	(6,136)	(1,920)
Annual contract maintenance charges (note 2)	(297)	(136)	(7,603)	(3,815)	(1,786)	(112)	(39,673)	(35,803)
Contingent deferred sales charges (note 2)	(519)	(688)	(10,395)	(5,005)	(19,098)	(1,168)	(93,109)	(72,753)
Adjustments to maintain reserves	(24,690)	14,383	(25,402)	12,035	(2,504)	205	524	(8,504)

Net equity transactions	(834,171)	1,850,239	3,525,535	12,570,440	23,307,445	10,079,804	3,686,044	17,374,470

Net change in contract owners’ equity	(533,836)	2,308,730	5,875,269	14,714,846	26,450,265	11,193,338	16,274,111	31,371,112
Contract owners’ equity beginning of period	3,356,473	1,047,743	17,968,143	3,253,297	11,193,338	–	124,447,453	93,076,341

Contract owners’ equity end of period	$2,822,637	3,356,473	23,843,412	17,968,143	37,643,603	11,193,338	140,721,564	124,447,453

CHANGES IN UNITS:
Beginning units	207,842	77,090	1,098,371	237,590	975,961	–	9,133,807	8,099,016

Units purchased	840	617,009	956,263	1,195,916	3,012,868	1,069,607	3,785,092	5,106,990
Units redeemed	(49,624)	(486,257)	(737,510)	(335,135)	(1,005,682)	(93,646)	(3,716,526)	(4,072,199)

Ending units	159,058	207,842	1,317,124	1,098,371	2,983,147	975,961	9,202,373	9,133,807

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITEmMrkts		GVITEmMrkts2		GVITEmMrkts3		GVITEmMrkts6
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(8,536)	(7,216)	(63,913)	(53,583)	(217,368)	(45,779)	(170,703)	26,282
Realized gain (loss) on investments	101,716	138,964	177,295	364,812	694,520	1,571,221	313,623	2,545
Change in unrealized gain (loss) on investments	122,707	(37,562)	896,157	(138,538)	4,489,060	(1,094,300)	2,678,577	438,528
Reinvested capital gains	103,842	101,463	500,081	491,257	3,544,526	1,600,469	2,164,613	572,275

Net increase (decrease) in contract owners’ equity resulting from operations	319,729	195,649	1,509,620	663,948	8,510,738	2,031,611	4,986,110	1,039,630

Equity transactions:
Purchase payments received from contract owners (note 3)	–	(16)	350	4,015,603	1,891,773	1,378,227	8,801,497	4,796,909
Transfers between funds	(47,460)	(498,207)	(1,335,279)	(1,945,843)	19,706,774	8,554,924	6,714,360	2,362,345
Redemptions (note 3)	(241,617)	(231,793)	(369,359)	(1,438,344)	(5,112,847)	(3,769,371)	(1,094,694)	(101,231)
Annuity benefits	–	–	–	–	(1,232)	–	–	–
Annual contract maintenance charges (note 2)	(648)	(842)	(1,027)	(666)	(12,657)	(8,051)	(1,787)	(129)
Contingent deferred sales charges (note 2)	(308)	(1,239)	(6,289)	(10,448)	(18,405)	(12,399)	(31,408)	(1,077)
Adjustments to maintain reserves	(15)	160	(251)	103	(4,692)	2,161	(1,215)	(13)

Net equity transactions	(290,048)	(731,937)	(1,711,855)	620,405	16,448,714	6,145,491	14,386,753	7,056,804

Net change in contract owners’ equity	29,681	(536,288)	(202,235)	1,284,353	24,959,452	8,177,102	19,372,863	8,096,434
Contract owners’ equity beginning of period	1,210,001	1,746,289	6,083,130	4,798,777	20,303,030	12,125,928	8,096,434	–

Contract owners’ equity end of period	$1,239,682	1,210,001	5,880,895	6,083,130	45,262,482	20,303,030	27,469,297	8,096,434

CHANGES IN UNITS:
Beginning units	91,659	157,661	308,910	289,997	1,392,714	991,282	690,336	–

Units purchased	–	91	670	661,038	1,692,588	1,804,704	1,505,826	833,395
Units redeemed	(19,925)	(66,093)	(80,252)	(642,125)	(714,422)	(1,403,272)	(400,703)	(143,059)

Ending units	71,734	91,659	229,328	308,910	2,370,880	1,392,714	1,795,459	690,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITFHiInc		GVITFHiInc3		GVITGlFin2		GVITGlFin3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,707,340	1,639,708	617,486	–	4,558	(4,921)	14,459	9,943
Realized gain (loss) on investments	201,185	225,294	69,009	–	7,008	35,566	33,330	228,520
Change in unrealized gain (loss) on investments	(1,844,800)	547,249	(324,625)	–	(32,580)	93,238	(215,818)	110,943
Reinvested capital gains	–	–	–	–	161,050	112,984	332,913	342,461

Net increase (decrease) in contract owners’ equity resulting from operations	63,725	2,412,251	361,870	–	140,036	236,867	164,884	691,867

Equity transactions:
Purchase payments received from contract owners (note 3)	6,015,345	18,599,213	6,850,137	–	–	1,246,677	86,735	242,492
Transfers between funds	(16,730,480)	(2,742,096)	10,532,098	–	(260,666)	(439,031)	(1,645,979)	3,997,076
Redemptions (note 3)	(1,527,318)	(1,384,253)	(510,450)	–	(70,671)	(119,144)	(648,781)	(1,395,334)
Annuity benefits	(887)	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,844)	(1,728)	(290)	–	(259)	(173)	(1,294)	(2,027)
Contingent deferred sales charges (note 2)	(26,899)	(19,451)	(6,443)	–	(2,588)	(5,207)	(1,477)	(2,380)
Adjustments to maintain reserves	(1,284)	52	(392)	–	(129)	(142)	(81)	773

Net equity transactions	(12,274,367)	14,451,737	16,864,660	–	(334,313)	682,980	(2,210,877)	2,840,600

Net change in contract owners’ equity	(12,210,642)	16,863,988	17,226,530	–	(194,277)	919,847	(2,045,993)	3,532,467
Contract owners’ equity beginning of period	36,076,240	19,212,252	–	–	1,878,091	958,244	5,747,991	2,215,524

Contract owners’ equity end of period	$23,865,598	36,076,240	17,226,530	–	1,683,814	1,878,091	3,701,998	5,747,991

CHANGES IN UNITS:
Beginning units	2,793,276	1,610,041	–	–	111,302	67,705	401,465	184,883

Units purchased	1,094,480	4,801,647	2,286,471	–	–	147,346	130,161	563,523
Units redeemed	(2,052,675)	(3,618,412)	(635,667)	–	(19,811)	(103,749)	(295,919)	(346,941)

Ending units	1,835,081	2,793,276	1,650,804	–	91,491	111,302	235,707	401,465

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITGlHlth2		GVITGlHlth3		GVITGlHlth6		GVITGlTech
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(42,450)	(53,370)	(121,437)	(122,218)	(122,451)	(31,794)	(8,206)	(12,417)
Realized gain (loss) on investments	45,412	(34,913)	117,185	(151,465)	121,941	(75,613)	(327)	13,593
Change in unrealized gain (loss) on investments	(117,330)	186,471	(324,678)	315,721	(562,532)	221,259	(25,053)	24,937
Reinvested capital gains	290,661	18,187	990,398	34,655	1,070,723	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	176,293	116,375	661,468	76,693	507,681	113,852	(33,586)	26,113

Equity transactions:
Purchase payments received from contract owners (note 3)	2,118	1,714,468	601,310	656,691	3,447,159	3,170,959	–	(229)
Transfers between funds	(603,797)	(730,219)	758,209	3,188,982	1,813,584	1,823,092	(74,817)	(100,957)
Redemptions (note 3)	(200,933)	(122,813)	(2,292,797)	(1,985,148)	(457,155)	(115,774)	(110,761)	(274,206)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(495)	(400)	(3,834)	(4,026)	(789)	(116)	(628)	(787)
Contingent deferred sales charges (note 2)	(11,535)	(3,470)	(8,844)	(6,002)	(9,881)	(1,533)	(277)	(348)
Adjustments to maintain reserves	(219)	(66)	(48)	1,811	(701)	(88)	(2)	(19)

Net equity transactions	(814,861)	857,500	(946,004)	1,852,308	4,792,217	4,876,540	(186,485)	(376,546)

Net change in contract owners’ equity	(638,568)	973,875	(284,536)	1,929,001	5,299,898	4,990,392	(220,071)	(350,433)
Contract owners’ equity beginning of period	3,205,101	2,231,226	8,950,781	7,021,780	4,990,392	–	833,304	1,183,737

Contract owners’ equity end of period	$2,566,533	3,205,101	8,666,245	8,950,781	10,290,290	4,990,392	613,233	833,304

CHANGES IN UNITS:
Beginning units	219,080	161,686	753,248	628,781	506,914	–	275,982	403,612

Units purchased	373	178,581	416,372	1,036,043	765,468	657,993	6	90
Units redeemed	(54,754)	(121,187)	(488,031)	(911,576)	(290,892)	(151,079)	(69,142)	(127,720)

Ending units	164,699	219,080	681,589	753,248	981,490	506,914	206,846	275,982

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITGlTech2		GVITGlTech3		GVITGlTech6		GVITGlUtl2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(25,651)	(55,441)	(64,464)	(108,555)	(42,899)	(14,885)	2,265	(6,487)
Realized gain (loss) on investments	(153,994)	(41,292)	(462,329)	566,483	19,038	(6,293)	62,194	111,530
Change in unrealized gain (loss) on investments	49,654	(96,487)	273,599	(772,856)	1,513	242,819	(146,713)	103,604
Reinvested capital gains	–	–	–	–	–	–	127,171	44,675

Net increase (decrease) in contract owners’ equity resulting from operations	(129,991)	(193,220)	(253,194)	(314,928)	(22,348)	221,641	44,917	253,322

Equity transactions:
Purchase payments received from contract owners (note 3)	634	2,780,537	360,487	724,658	1,190,478	1,469,567	–	328,764
Transfers between funds	(633,094)	(3,563,813)	(1,213,508)	(2,008,379)	(190,482)	1,073,032	(153,616)	(498,269)
Redemptions (note 3)	(67,185)	(145,730)	(913,030)	(1,380,847)	(132,683)	(48,897)	(53,046)	(108,880)
Annuity benefits	–	–	(957)	–	–	–	–	–
Annual contract maintenance charges (note 2)	(493)	(602)	(2,827)	(4,231)	(358)	(118)	(139)	(111)
Contingent deferred sales charges (note 2)	(1,424)	(6,494)	(7,557)	(7,470)	(1,174)	(1,454)	(1,919)	(486)
Adjustments to maintain reserves	(369)	(168)	1,374	4,676	(958)	(98)	(98)	(10)

Net equity transactions	(701,931)	(936,270)	(1,776,018)	(2,671,593)	864,823	2,492,032	(208,818)	(278,992)

Net change in contract owners’ equity	(831,922)	(1,129,490)	(2,029,212)	(2,986,521)	842,475	2,713,673	(163,901)	(25,670)
Contract owners’ equity beginning of period	2,408,354	3,537,844	6,459,815	9,446,336	2,713,673	–	1,066,556	1,092,226

Contract owners’ equity end of period	$1,576,432	2,408,354	4,430,603	6,459,815	3,556,148	2,713,673	902,655	1,066,556

CHANGES IN UNITS:
Beginning units	153,937	231,676	575,407	865,791	250,218	–	67,201	87,903

Units purchased	70	205,570	293,468	556,602	259,368	296,365	–	31,010
Units redeemed	(50,905)	(283,309)	(469,124)	(846,986)	(174,386)	(46,147)	(12,824)	(51,712)

Ending units	103,102	153,937	399,751	575,407	335,200	250,218	54,377	67,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITGlUtl3		GVITGvtBd		GVITGrowth		GVITIDAgg2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$52,084	12,525	6,426,449	12,850,339	(953,153)	(888,007)	405,279	463,880
Realized gain (loss) on investments	752,229	282,150	(1,038,940)	292,359	(1,376,619)	(8,581,531)	341,025	289,171
Change in unrealized gain (loss) on investments	(1,321,867)	589,683	(751,941)	(13,994,115)	5,877,457	14,814,040	17,114,788	15,565,323
Reinvested capital gains	943,328	325,940	490,924	6,397,478	–	–	7,759,032	3,511,878

Net increase (decrease) in contract owners’ equity resulting from operations	425,774	1,210,298	5,126,492	5,546,061	3,547,685	5,344,502	25,620,124	19,830,252

Equity transactions:
Purchase payments received from contract owners (note 3)	273,357	184,791	28,859,103	38,028,300	3,295,591	4,438,352	140,003,314	183,113,225
Transfers between funds	(7,928)	6,362,164	12,171,476	(38,899,044)	(4,551,367)	(5,795,404)	83,352,646	7,378,181
Redemptions (note 3)	(2,225,073)	(1,157,585)	(55,657,285)	(66,697,992)	(15,406,386)	(14,057,855)	(21,795,812)	(9,782,210)
Annuity benefits	–	–	(68,304)	(107,384)	(22,988)	(25,631)	–	–
Annual contract maintenance charges (note 2)	(2,522)	(930)	(118,276)	(141,464)	(75,762)	(86,925)	(41,324)	(11,872)
Contingent deferred sales charges (note 2)	(4,174)	(2,000)	(249,818)	(295,133)	(68,243)	(92,334)	(361,117)	(115,072)
Adjustments to maintain reserves	(81)	(110)	670	(167,578)	396	7,544	(29,295)	289

Net equity transactions	(1,966,421)	5,386,330	(15,062,434)	(68,280,295)	(16,828,759)	(15,612,253)	201,128,412	180,582,541

Net change in contract owners’ equity	(1,540,647)	6,596,628	(9,935,942)	(62,734,234)	(13,281,074)	(10,267,751)	226,748,536	200,412,793
Contract owners’ equity beginning of period	7,825,622	1,228,994	288,025,358	350,759,592	85,436,368	95,704,119	229,534,791	29,121,998

Contract owners’ equity end of period	$6,284,975	7,825,622	278,089,416	288,025,358	72,155,294	85,436,368	456,283,327	229,534,791

CHANGES IN UNITS:
Beginning units	578,802	116,517	13,067,914	14,721,778	5,607,355	6,721,760	15,370,206	2,319,152

Units purchased	390,356	680,816	5,524,040	5,979,394	330,122	471,194	16,852,360	15,417,302
Units redeemed	(526,794)	(218,531)	(4,590,238)	(7,633,258)	(1,447,244)	(1,585,599)	(3,570,757)	(2,366,248)

Ending units	442,364	578,802	14,001,716	13,067,914	4,490,233	5,607,355	28,651,809	15,370,206

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDCon2		GVITIDMod2		GVITIDModAg2		GVITIDModCon2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,383,292	723,536	5,496,477	2,487,397	2,956,996	1,228,102	2,446,272	1,121,821
Realized gain (loss) on investments	448,982	418,246	1,918,501	88,334	683,390	148,502	1,428,287	246,181
Change in unrealized gain (loss) on investments	(2,415,789)	636,607	8,746,714	26,949,139	20,443,897	25,270,977	(1,190,726)	5,598,080
Reinvested capital gains	2,550,231	765,855	12,933,987	1,641,809	14,253,753	4,198,248	4,297,554	740,664

Net increase (decrease) in contract owners’ equity resulting from operations	1,966,716	2,544,244	29,095,679	31,166,679	38,338,036	30,845,829	6,981,387	7,706,746

Equity transactions:
Purchase payments received from contract owners (note 3)	33,911,585	67,529,639	258,377,964	349,787,304	252,670,900	298,505,911	86,010,910	115,811,050
Transfers between funds	781,660	2,297,687	181,997,336	30,481,564	146,985,637	15,150,932	16,080,177	11,275,164
Redemptions (note 3)	(15,158,240)	(10,159,221)	(59,999,962)	(28,799,138)	(38,251,668)	(18,573,294)	(18,091,468)	(9,839,378)
Annuity benefits	(755)	–	(3,447)	(1,886)	–	–	(3,853)	(3,797)
Annual contract maintenance charges (note 2)	(16,854)	(8,090)	(96,466)	(34,534)	(91,862)	(27,204)	(30,457)	(11,894)
Contingent deferred sales charges (note 2)	(224,195)	(175,643)	(980,473)	(268,825)	(714,710)	(189,674)	(255,627)	(98,406)
Adjustments to maintain reserves	(5,440)	(214)	(43,193)	(13,487)	(38,322)	(12,952)	(9,891)	3,134

Net equity transactions	19,287,761	59,484,158	379,251,759	351,150,998	360,559,975	294,853,719	83,699,791	117,135,873

Net change in contract owners’ equity	21,254,477	62,028,402	408,347,438	382,317,677	398,898,011	325,699,548	90,681,178	124,842,619
Contract owners’ equity beginning of period	97,796,092	35,767,690	503,667,527	121,349,850	404,519,632	78,820,084	171,623,591	46,780,972

Contract owners’ equity end of period	$119,050,569	97,796,092	912,014,965	503,667,527	803,417,643	404,519,632	262,304,769	171,623,591

CHANGES IN UNITS:
Beginning units	8,879,736	3,354,319	39,171,967	10,453,015	28,932,284	6,494,549	14,377,462	4,202,278

Units purchased	4,846,234	7,713,978	38,670,877	34,576,156	31,664,782	26,555,433	10,813,205	12,185,059
Units redeemed	(3,095,007)	(2,188,561)	(9,808,406)	(5,857,204)	(6,410,305)	(4,117,698)	(3,852,862)	(2,009,875)

Ending units	10,630,963	8,879,736	68,034,438	39,171,967	54,186,761	28,932,284	21,337,805	14,377,462

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIntGro		GVITIntGro3		GVITJPBal		GVITMdCpGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(390)	(705)	(18,110)	(6,857)	15,683	4,187	(195,360)	(193,655)
Realized gain (loss) on investments	1,253	3,300	326,177	432,215	35,075	2,215	1,333,238	1,234,267
Change in unrealized gain (loss) on investments	31,569	11,573	1,661,605	(10,095)	(9,376)	41,329	(76,143)	792,411
Reinvested capital gains	326	–	28,253	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	32,758	14,168	1,997,925	415,263	41,382	47,731	1,061,735	1,833,023

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	527,101	188,742	472,485	276,853	1,011,377	1,092,179
Transfers between funds	(622)	(14,845)	7,324,401	1,769,874	1,638,873	579,751	2,001,803	(3,016,020)
Redemptions (note 3)	(1,913)	(17,057)	(1,177,450)	(594,886)	(529,804)	(25,608)	(3,071,893)	(2,756,107)
Annuity benefits	–	–	(3,577)	(2,663)	–	–	(2,926)	(1,767)
Annual contract maintenance charges (note 2)	(91)	(166)	(1,713)	(848)	(1,021)	(42)	(7,022)	(7,063)
Contingent deferred sales charges (note 2)	(44)	(436)	(1,761)	(969)	(1,033)	(20)	(16,473)	(12,978)
Adjustments to maintain reserves	68	79	29	(172)	(16)	(22)	1,352	538

Net equity transactions	(2,602)	(32,425)	6,667,030	1,359,078	1,579,484	830,912	(83,782)	(4,701,218)

Net change in contract owners’ equity	30,156	(18,257)	8,664,955	1,774,341	1,620,866	878,643	977,953	(2,868,195)
Contract owners’ equity beginning of period	116,027	134,284	4,086,433	2,312,092	878,643	–	14,997,288	17,865,483

Contract owners’ equity end of period	$146,183	116,027	12,751,388	4,086,433	2,499,509	878,643	15,975,241	14,997,288

CHANGES IN UNITS:
Beginning units	15,800	20,616	348,335	222,505	82,004	–	2,756,609	3,739,814

Units purchased	–	–	736,675	323,066	228,081	93,512	1,697,977	1,581,149
Units redeemed	(314)	(4,816)	(237,294)	(197,236)	(79,514)	(11,508)	(1,746,785)	(2,564,354)

Ending units	15,486	15,800	847,716	348,335	230,571	82,004	2,707,801	2,756,609

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITMdCpGr2		GVITMyMkt		GVITNWFund		GVITNWFund2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(275,263)	(136,210)	5,344,029	(2,930,711)	(1,659,469)	(373,492)	(69,993)	(13,495)
Realized gain (loss) on investments	402,055	228,638	–	–	(23,817,799)	(65,410,943)	155,719	67,825
Change in unrealized gain (loss) on investments	1,281,014	1,432,670	–	–	46,732,128	97,843,738	578,604	557,150
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,407,806	1,525,098	5,344,029	(2,930,711)	21,254,860	32,059,303	664,330	611,480

Equity transactions:
Purchase payments received from contract owners (note 3)	7,486,173	10,203,318	818,744,795	155,353,685	8,964,524	11,321,849	5,557,642	5,872,883
Transfers between funds	4,394,160	(659,522)	(479,523,487)	7,614,296	(10,189,911)	(14,119,221)	7,832,203	(315,034)
Redemptions (note 3)	(766,749)	(491,339)	(342,824,957)	(286,287,169)	(69,995,898)	(71,783,738)	(474,730)	(580,610)
Annuity benefits	–	–	(31,611)	(27,424)	(150,880)	(161,012)	–	–
Annual contract maintenance charges (note 2)	(1,935)	(631)	(198,222)	(236,812)	(261,690)	(297,516)	(2,303)	(990)
Contingent deferred sales charges (note 2)	(23,857)	(13,931)	(730,597)	(825,587)	(185,420)	(285,305)	(9,190)	(5,974)
Adjustments to maintain reserves	(1,223)	(949)	(60,834)	(30,400)	(29,852)	36,425	(789)	(321)

Net equity transactions	11,086,569	9,036,946	(4,624,913)	(124,439,411)	(71,789,423)	(75,288,518)	12,902,833	4,969,954

Net change in contract owners’ equity	12,494,375	10,562,044	719,116	(127,370,122)	(50,534,563)	(43,229,215)	13,567,163	5,581,434
Contract owners’ equity beginning of period	14,330,559	3,768,515	402,978,029	530,348,151	410,554,742	453,783,957	8,749,904	3,168,470

Contract owners’ equity end of period	$26,824,934	14,330,559	403,697,145	402,978,029	360,020,179	410,554,742	22,317,067	8,749,904

CHANGES IN UNITS:
Beginning units	1,007,022	299,970	24,692,825	31,545,544	9,363,974	11,608,699	618,825	241,206

Units purchased	1,245,022	1,125,199	126,208,674	62,522,347	191,470	268,077	1,026,556	529,602
Units redeemed	(496,819)	(418,147)	(124,907,107)	(69,375,066)	(2,083,855)	(2,512,802)	(142,267)	(151,983)

Ending units	1,755,225	1,007,022	25,994,392	24,692,825	7,471,589	9,363,974	1,503,114	618,825

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITLead3		GVITSmCapGr		GVITSmCapGr2		GVITSmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$3,945	(10,451)	(196,905)	(210,004)	(160,432)	(93,771)	(1,650,057)	(2,046,297)
Realized gain (loss) on investments	140,640	178,638	1,191,550	1,212,749	440,802	89,585	15,382,979	6,092,745
Change in unrealized gain (loss) on investments	(382,158)	(44,290)	(238,235)	642,261	432,050	1,085,719	(26,658,379)	6,101,388
Reinvested capital gains	630,685	18,483	–	–	–	–	13,846,743	10,482,441

Net increase (decrease) in contract owners’ equity resulting from operations	393,112	142,380	756,410	1,645,006	712,420	1,081,533	921,286	20,630,277

Equity transactions:
Purchase payments received from contract owners (note 3)	238,461	95,251	1,109,590	1,325,642	3,473,412	5,525,840	5,429,470	7,325,327
Transfers between funds	2,966,131	93,035	(1,455,010)	(1,112,635)	349,809	38,955	(14,979,259)	(7,084,567)
Redemptions (note 3)	(485,004)	(169,369)	(2,829,464)	(2,938,961)	(725,319)	(412,630)	(24,624,827)	(30,888,023)
Annuity benefits	–	–	(2,484)	(2,321)	–	–	(27,755)	(25,086)
Annual contract maintenance charges (note 2)	(1,116)	(533)	(7,376)	(8,351)	(1,285)	(506)	(59,805)	(69,919)
Contingent deferred sales charges (note 2)	(843)	(122)	(12,286)	(13,314)	(20,992)	(8,724)	(92,191)	(120,148)
Adjustments to maintain reserves	(16)	(41)	318	660	(604)	(67)	(15,036)	2,434

Net equity transactions	2,717,613	18,221	(3,196,712)	(2,749,280)	3,075,021	5,142,868	(34,369,403)	(30,859,982)

Net change in contract owners’ equity	3,110,725	160,601	(2,440,302)	(1,104,274)	3,787,441	6,224,401	(33,448,117)	(10,229,705)
Contract owners’ equity beginning of period	1,327,655	1,167,054	17,246,066	18,350,340	9,662,816	3,438,415	150,870,439	161,100,144

Contract owners’ equity end of period	$4,438,380	1,327,655	14,805,764	17,246,066	13,450,257	9,662,816	117,422,322	150,870,439

CHANGES IN UNITS:
Beginning units	109,158	112,472	2,492,775	2,968,907	638,942	253,671	7,841,197	9,693,103

Units purchased	343,220	92,032	1,643,831	2,359,677	571,089	665,217	1,162,647	2,814,365
Units redeemed	(117,137)	(95,346)	(2,131,114)	(2,835,809)	(376,182)	(279,946)	(3,006,140)	(4,666,271)

Ending units	335,241	109,158	2,005,492	2,492,775	833,849	638,942	5,997,704	7,841,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITSmCapVal2		GVITSmComp		GVITSmComp2		GVITTGroFoc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(478,342)	(309,164)	(2,795,321)	(2,903,170)	(692,603)	(379,208)	–	(4,298)
Realized gain (loss) on investments	953,417	468,956	10,785,427	7,091,009	119,432	1,044,427	–	46,325
Change in unrealized gain (loss) on investments	(3,760,659)	1,132,159	(11,597,826)	4,908,736	(1,598,665)	(499,782)	–	(2,061)
Reinvested capital gains	3,862,455	2,087,900	24,605,496	24,915,251	7,090,732	4,826,595	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	576,871	3,379,851	20,997,776	34,011,826	4,918,896	4,992,032	–	39,966

Equity transactions:
Purchase payments received from contract owners (note 3)	8,159,143	18,911,347	6,666,580	7,731,620	16,140,864	22,003,100	–	1
Transfers between funds	(3,779,362)	73,588	(1,868,361)	(3,102,310)	7,183,180	897,399	–	(1,193,977)
Redemptions (note 3)	(1,850,069)	(1,771,815)	(40,224,005)	(42,136,241)	(1,980,034)	(1,903,861)	–	(17,096)
Annuity benefits	(904)	–	(50,912)	(60,269)	–	–	–	–
Annual contract maintenance charges (note 2)	(4,784)	(1,995)	(97,684)	(104,125)	(4,388)	(1,257)	–	(212)
Contingent deferred sales charges (note 2)	(43,095)	(32,438)	(114,668)	(161,583)	(31,906)	(15,068)	–	(15)
Adjustments to maintain reserves	(1,215)	(670)	(3,365)	865	(1,893)	(900)	–	15

Net equity transactions	2,479,714	17,178,017	(35,692,415)	(37,832,043)	21,305,823	20,979,413	–	(1,211,284)

Net change in contract owners’ equity	3,056,585	20,557,868	(14,694,639)	(3,820,217)	26,224,719	25,971,445	–	(1,171,318)
Contract owners’ equity beginning of period	30,077,570	9,519,702	221,927,345	225,747,562	35,465,182	9,493,737	–	1,171,318

Contract owners’ equity end of period	$33,134,155	30,077,570	207,232,706	221,927,345	61,689,901	35,465,182	–	–

CHANGES IN UNITS:
Beginning units	1,569,325	573,102	7,419,392	8,866,029	2,079,601	652,337	–	366,483

Units purchased	976,893	1,547,430	782,644	1,224,383	1,957,050	2,844,893	–	–
Units redeemed	(834,248)	(551,207)	(1,952,768)	(2,671,020)	(754,622)	(1,417,629)	–	(366,483)

Ending units	1,711,970	1,569,325	6,249,268	7,419,392	3,282,029	2,079,601	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITTGroFoc3		GVITUSGro2		GVITUSGro3		GVITMltSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	(10,072)	(228,670)	(121,749)	(114,688)	(138,986)	1,246,190	1,309,878
Realized gain (loss) on investments	–	419,926	16,172	(38,927)	304,537	626,104	191,325	336,538
Change in unrealized gain (loss) on investments	–	(357,780)	(1,104,517)	753,967	(930,020)	(191,807)	(1,359,007)	207,116
Reinvested capital gains	–	–	2,858,981	299,997	1,572,012	480,681	294,042	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	52,074	1,541,966	893,288	831,841	775,992	372,550	1,853,532

Equity transactions:
Purchase payments received from contract owners (note 3)	–	41,033	5,319,272	6,905,610	297,266	669,306	12,509,139	11,318,078
Transfers between funds	–	(2,526,991)	2,252,617	(398,025)	1,335,483	(2,603,801)	8,063,088	4,502,477
Redemptions (note 3)	–	(42,697)	(638,951)	(896,276)	(1,527,151)	(2,166,853)	(7,386,272)	(6,890,736)
Annuity benefits	–	–	–	–	(317)	–	(5,809)	(7,157)
Annual contract maintenance charges (note 2)	–	(296)	(1,467)	(636)	(2,991)	(3,394)	(9,236)	(7,892)
Contingent deferred sales charges (note 2)	–	(49)	(13,167)	(14,294)	(3,461)	(5,181)	(31,283)	(33,102)
Adjustments to maintain reserves	–	933	(1,095)	(58)	316	1,281	(1,347)	639

Net equity transactions	–	(2,528,067)	6,917,209	5,596,321	99,145	(4,108,642)	13,138,280	8,882,307

Net change in contract owners’ equity	–	(2,475,993)	8,459,175	6,489,609	930,986	(3,332,650)	13,510,830	10,735,839
Contract owners’ equity beginning of period	–	2,475,993	10,597,692	4,108,083	8,890,581	12,223,231	40,679,476	29,943,637

Contract owners’ equity end of period	$–	–	19,056,867	10,597,692	9,821,567	8,890,581	54,190,306	40,679,476

CHANGES IN UNITS:
Beginning units	–	222,768	643,867	275,354	652,165	994,663	3,294,635	2,474,699

Units purchased	–	61,201	608,915	631,217	267,442	337,099	2,333,284	2,047,262
Units redeemed	–	(283,969)	(198,808)	(262,704)	(268,224)	(679,597)	(1,196,106)	(1,227,326)

Ending units	–	–	1,053,974	643,867	651,383	652,165	4,431,813	3,294,635

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITVal2		GVITWLead3		JanBal		JanForty
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(72,035)	(30,751)	(9,850)	(1,278)	55,794	64,088	(526,406)	(507,453)
Realized gain (loss) on investments	715,628	245,962	106,201	(2,507)	121,705	456,644	3,406,748	1,732,623
Change in unrealized gain (loss) on investments	(750,276)	3,142,673	179,533	19,235	430,531	447,046	1,174,558	4,279,931
Reinvested capital gains	1,505,629	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,398,946	3,357,884	275,884	15,450	608,030	967,778	4,054,900	5,505,101

Equity transactions:
Purchase payments received from contract owners (note 3)	17,776,826	18,027,903	184,205	5,694	452,377	4,957,985	1,802,796	4,722,175
Transfers between funds	10,970,489	8,730,348	2,547,903	389,385	(861,360)	239,128	616,724	(2,324,899)
Redemptions (note 3)	(3,925,331)	(2,004,892)	(241,770)	(183,094)	(482,476)	(592,898)	(6,060,308)	(6,262,835)
Annuity benefits	(733)	–	–	–	–	–	(1,317)	(1,191)
Annual contract maintenance charges (note 2)	(4,728)	(1,118)	(309)	(3)	(1,281)	(859)	(20,795)	(22,435)
Contingent deferred sales charges (note 2)	(39,020)	(10,404)	(520)	–	(10,348)	(11,144)	(37,577)	(53,005)
Adjustments to maintain reserves	(2,293)	(78)	(24)	3	(662)	(514)	(681)	1,561

Net equity transactions	24,775,210	24,741,759	2,489,485	211,985	(903,750)	4,591,698	(3,701,158)	(3,940,629)

Net change in contract owners’ equity	26,174,156	28,099,643	2,765,369	227,435	(295,720)	5,559,476	353,742	1,564,472
Contract owners’ equity beginning of period	34,193,585	6,093,942	227,435	–	11,838,785	6,279,309	38,896,868	37,332,396

Contract owners’ equity end of period	$60,367,741	34,193,585	2,992,804	227,435	11,543,065	11,838,785	39,250,610	38,896,868

CHANGES IN UNITS:
Beginning units	2,181,509	447,441	19,645	–	965,605	546,262	5,056,803	5,884,690

Units purchased	2,437,010	2,043,386	293,837	39,102	101,912	1,787,109	1,297,272	1,751,516
Units redeemed	(845,949)	(309,318)	(93,902)	(19,457)	(178,060)	(1,367,766)	(1,867,936)	(2,579,403)

Ending units	3,772,570	2,181,509	219,580	19,645	889,457	965,605	4,486,139	5,056,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	JanGlTechS2		JanGlTech		JanIntGroS2		JanIntGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(67,651)	(83,296)	(73,974)	(102,074)	(11,133)	(38,472)	(43,018)	(81,465)
Realized gain (loss) on investments	386,181	749,691	(210,774)	(276,502)	1,312,563	506,744	577,650	1,648,299
Change in unrealized gain (loss) on investments	104,753	(754,627)	717,231	216,610	3,512,493	995,400	2,912,546	589,513
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	423,283	(88,232)	432,483	(161,966)	4,813,923	1,463,672	3,447,178	2,156,347

Equity transactions:
Purchase payments received from contract owners (note 3)	691,744	1,134,062	5,563	191	1,683,968	2,130,020	1,255	1,937,119
Transfers between funds	(1,189,235)	(398,334)	(979,767)	(982,219)	10,047,332	2,888,649	(1,339,668)	(3,480,721)
Redemptions (note 3)	(901,578)	(1,057,417)	(1,090,369)	(1,226,731)	(2,583,771)	(2,172,859)	(2,083,396)	(2,411,186)
Annuity benefits	–	–	(276)	–	(113)	(104)	(3,049)	(3,555)
Annual contract maintenance charges (note 2)	(3,749)	(4,379)	(4,596)	(6,111)	(7,002)	(5,682)	(7,375)	(8,217)
Contingent deferred sales charges (note 2)	(12,840)	(12,049)	(6,465)	(8,489)	(18,799)	(18,654)	(12,778)	(15,819)
Adjustments to maintain reserves	(192)	3,857	345	178	(307)	1,719	160	343

Net equity transactions	(1,415,850)	(334,260)	(2,075,565)	(2,223,181)	9,121,308	2,823,089	(3,444,851)	(3,982,036)

Net change in contract owners’ equity	(992,567)	(422,492)	(1,643,082)	(2,385,147)	13,935,231	4,286,761	2,327	(1,825,689)
Contract owners’ equity beginning of period	6,234,982	6,657,474	6,737,842	9,122,989	11,888,678	7,601,917	14,032,422	15,858,111

Contract owners’ equity end of period	$5,242,415	6,234,982	5,094,760	6,737,842	25,823,909	11,888,678	14,034,749	14,032,422

CHANGES IN UNITS:
Beginning units	608,518	646,612	1,940,791	2,607,410	995,810	739,921	1,822,897	2,390,414

Units purchased	140,302	361,045	–	75	1,202,870	768,655	109	1,166,759
Units redeemed	(283,246)	(399,139)	(609,361)	(666,694)	(531,931)	(512,766)	(443,732)	(1,734,276)

Ending units	465,574	608,518	1,331,430	1,940,791	1,666,749	995,810	1,379,274	1,822,897

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	JanRMgCore		JPMSTMidCap		MFSInvGrStS		MFSValS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(4,541)	4,098	(287,370)	(24,553)	(331,679)	(179,391)	(213,467)	(101,116)
Realized gain (loss) on investments	23,950	58,105	905,442	11,134	99,913	26,476	842,183	114,973
Change in unrealized gain (loss) on investments	(241,261)	43,945	872,512	627,753	1,042,120	1,319,766	(51,873)	1,098,129
Reinvested capital gains	441,302	117,354	306,583	–	–	–	539,475	115,966

Net increase (decrease) in contract owners’ equity resulting from operations	219,450	223,502	1,797,167	614,334	810,354	1,166,851	1,116,318	1,227,952

Equity transactions:
Purchase payments received from contract owners (note 3)	90,055	1,123,545	1,842,920	197,482	7,263,404	10,708,000	10,359,466	8,167,558
Transfers between funds	572,484	296,852	19,917,909	9,002,923	656,486	1,127,828	3,788,380	(737)
Redemptions (note 3)	(152,928)	(158,805)	(4,535,042)	(276,854)	(856,335)	(557,936)	(1,395,721)	(750,163)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(348)	(153)	(9,157)	(601)	(1,453)	(472)	(1,066)	(403)
Contingent deferred sales charges (note 2)	(3,636)	(5,422)	(14,610)	(1,239)	(15,280)	(5,319)	(32,869)	(8,039)
Adjustments to maintain reserves	(148)	(99)	140	78	(1,579)	(308)	(1,272)	112

Net equity transactions	505,479	1,255,918	17,202,160	8,921,789	7,045,243	11,271,793	12,716,918	7,408,328

Net change in contract owners’ equity	724,929	1,479,420	18,999,327	9,536,123	7,855,597	12,438,644	13,833,236	8,636,280
Contract owners’ equity beginning of period	1,972,978	493,558	9,536,123	–	17,804,034	5,365,390	12,731,984	4,095,704

Contract owners’ equity end of period	$2,697,907	1,972,978	28,535,450	9,536,123	25,659,631	17,804,034	26,565,220	12,731,984

CHANGES IN UNITS:
Beginning units	141,265	40,586	837,806	–	1,330,865	430,072	871,754	318,844

Units purchased	57,192	150,867	2,818,398	992,253	755,718	1,001,837	1,439,621	766,120
Units redeemed	(20,905)	(50,188)	(1,329,964)	(154,447)	(219,671)	(101,044)	(579,132)	(213,210)

Ending units	177,552	141,265	2,326,240	837,806	1,866,912	1,330,865	1,732,243	871,754

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	MTBAggGr2		MTBConGr2		MTBLgCapGr2		MTBLgCapV2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$186	–	380	–	(8,062)	(393)	(4,457)	759
Realized gain (loss) on investments	(581)	–	6	–	(1,247)	(114)	906	43
Change in unrealized gain (loss) on investments	1,585	–	(52)	–	1,220	25,527	31,924	31,955
Reinvested capital gains	–	–	–	–	21,505	–	60,470	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,190	–	334	–	13,416	25,020	88,843	32,757

Equity transactions:
Purchase payments received from contract owners (note 3)	84,596	–	29,229	–	320,810	581,155	382,467	517,449
Transfers between funds	35,442	–	8,140	–	674	7,209	(598)	30,475
Redemptions (note 3)	(670)	–	(341)	–	(16,951)	(1,734)	(11,304)	(1,164)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(159)	–	(131)	–
Contingent deferred sales charges (note 2)	–	–	–	–	(975)	–	(209)	–
Adjustments to maintain reserves	1	–	(8)	–	273	(7)	(11)	(7)

Net equity transactions	119,369	–	37,020	–	303,672	586,623	370,214	546,753

Net change in contract owners’ equity	120,559	–	37,354	–	317,088	611,643	459,057	579,510
Contract owners’ equity beginning of period	–	–	–	–	611,643	–	579,510	–

Contract owners’ equity end of period	$120,559	–	37,354	–	928,731	611,643	1,038,567	579,510

CHANGES IN UNITS:
Beginning units	–	–	–	–	58,138	–	50,546	–

Units purchased	11,316	–	3,686	–	32,213	58,314	34,520	50,723
Units redeemed	(62)	–	(34)	–	(3,032)	(176)	(2,136)	(177)

Ending units	11,254	–	3,652	–	87,319	58,138	82,930	50,546

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	MTBModGr2		NBAMTFasc		NBAMTGro		NBAMTGuard
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$11,992	17,647	(74,629)	(38,557)	(2,063,131)	(2,167,272)	(268,922)	(296,746)
Realized gain (loss) on investments	(16,373)	(81)	47,594	96,114	(1,115,304)	(6,850,107)	2,370,518	(14,650)
Change in unrealized gain (loss) on investments	(283,276)	174,078	108,893	214,744	20,393,604	31,630,093	(739,926)	3,494,001
Reinvested capital gains	496,030	–	24,817	9,409	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	208,373	191,644	106,675	281,710	17,215,169	22,612,714	1,361,670	3,182,605

Equity transactions:
Purchase payments received from contract owners (note 3)	3,107,719	4,279,108	1,860,557	2,865,579	4,208,960	5,917,882	934,879	1,211,969
Transfers between funds	85,728	153	(115,683)	(471,116)	(6,342,369)	(6,701,685)	(1,605,444)	917,936
Redemptions (note 3)	(339,490)	(127,272)	(235,068)	(247,232)	(26,922,854)	(26,865,615)	(5,510,725)	(5,188,246)
Annuity benefits	–	–	–	–	(31,972)	(41,619)	(984)	(962)
Annual contract maintenance charges (note 2)	(1,296)	–	(362)	(128)	(104,683)	(116,829)	(11,748)	(12,272)
Contingent deferred sales charges (note 2)	(10,934)	(1,445)	(3,794)	(1,143)	(95,190)	(127,208)	(19,047)	(26,973)
Adjustments to maintain reserves	321	95	(415)	(37)	4,324	13,977	(113)	1,305

Net equity transactions	2,842,048	4,150,639	1,505,235	2,145,923	(29,283,784)	(27,921,097)	(6,213,182)	(3,097,243)

Net change in contract owners’ equity	3,050,421	4,342,283	1,611,910	2,427,633	(12,068,615)	(5,308,383)	(4,851,512)	85,362
Contract owners’ equity beginning of period	4,342,283	–	3,819,533	1,391,900	167,487,410	172,795,793	25,765,164	25,679,802

Contract owners’ equity end of period	$7,392,704	4,342,283	5,431,443	3,819,533	155,418,795	167,487,410	20,913,652	25,765,164

CHANGES IN UNITS:
Beginning units	396,790	–	257,470	102,949	5,418,656	6,552,886	2,342,770	2,668,163

Units purchased	337,664	437,492	154,642	232,641	400,081	665,589	434,701	569,912
Units redeemed	(75,345)	(40,702)	(50,616)	(78,120)	(1,410,964)	(1,799,819)	(999,724)	(895,305)

Ending units	659,109	396,790	361,496	257,470	4,407,773	5,418,656	1,777,747	2,342,770

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBAMTInt		NBAMTLMat		NBAMTMCGrS		NBAMTPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(11,822)	–	1,655,697	2,894,058	(124,071)	(104,520)	(836,393)	(2,755,638)
Realized gain (loss) on investments	757	–	(245,933)	(220,455)	534,603	162,771	5,518,247	1,497,156
Change in unrealized gain (loss) on investments	285,005	–	(1,394,290)	(3,439,057)	482,690	877,844	27,897,515	33,365,174
Reinvested capital gains	39,739	–	–	–	–	–	47,846	–

Net increase (decrease) in contract owners’ equity resulting from operations	313,679	–	15,474	(765,454)	893,222	936,095	32,627,215	32,106,692

Equity transactions:
Purchase payments received from contract owners (note 3)	2,688,893	–	17,959,329	25,383,067	180,974	2,951,731	6,120,068	5,718,951
Transfers between funds	6,515,722	–	(4,563,103)	2,355,243	(239,839)	(898,750)	21,493,047	(3,843,111)
Redemptions (note 3)	(39,089)	–	(22,193,556)	(30,537,490)	(644,838)	(532,393)	(42,163,310)	(39,471,589)
Annuity benefits	–	–	(11,700)	(31,819)	–	–	(61,536)	(62,516)
Annual contract maintenance charges (note 2)	(23)	–	(32,581)	(38,166)	(1,145)	(691)	(97,829)	(99,223)
Contingent deferred sales charges (note 2)	(273)	–	(63,677)	(65,664)	(18,381)	(4,253)	(103,475)	(147,556)
Adjustments to maintain reserves	(100)	–	1,254	1,911	(385)	(120)	(11,232)	16,413

Net equity transactions	9,165,130	–	(8,904,034)	(2,932,918)	(723,614)	1,515,524	(14,824,267)	(37,888,631)

Net change in contract owners’ equity	9,478,809	–	(8,888,560)	(3,698,372)	169,608	2,451,619	17,802,948	(5,781,939)
Contract owners’ equity beginning of period	–	–	125,724,879	129,423,251	7,797,293	5,345,674	207,515,270	213,297,209

Contract owners’ equity end of period	$9,478,809	–	116,836,319	125,724,879	7,966,901	7,797,293	225,318,218	207,515,270

CHANGES IN UNITS:
Beginning units	–	–	8,511,968	7,936,054	543,076	425,358	7,656,207	9,238,599

Units purchased	843,911	–	2,937,791	4,256,963	126,588	315,515	1,607,568	842,136
Units redeemed	(27,300)	–	(2,978,351)	(3,681,049)	(172,245)	(197,797)	(2,129,074)	(2,424,528)

Ending units	816,611	–	8,471,408	8,511,968	497,419	543,076	7,134,701	7,656,207

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBAMTRegS		NBAMSocRes		OppAggGro		OppBal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(15,112)	–	(277,427)	(73,656)	(345,309)	(317,664)	757,006	(509,788)
Realized gain (loss) on investments	4,891	–	393,090	51,246	1,976,026	891,823	1,571,881	(1,711,119)
Change in unrealized gain (loss) on investments	128,294	–	1,002,264	834,734	782,075	3,354,420	(4,454,590)	16,380,895
Reinvested capital gains	–	–	52,372	–	–	–	6,068,433	–

Net increase (decrease) in contract owners’ equity resulting from operations	118,073	–	1,170,299	812,324	2,412,792	3,928,579	3,942,730	14,159,988

Equity transactions:
Purchase payments received from contract owners (note 3)	1,766,189	–	9,720,405	6,193,046	1,997,607	2,364,479	4,960,047	5,834,156
Transfers between funds	2,131,504	–	11,466,212	3,909,418	2,409,538	3,400,774	1,250,086	3,174,941
Redemptions (note 3)	(23,961)	–	(806,716)	(426,151)	(5,782,714)	(4,123,798)	(30,264,215)	(32,169,603)
Annuity benefits	–	–	–	–	–	(32)	(28,479)	(45,562)
Annual contract maintenance charges (note 2)	(25)	–	(2,456)	(247)	(19,828)	(19,889)	(77,477)	(84,681)
Contingent deferred sales charges (note 2)	(913)	–	(12,009)	(615)	(40,755)	(41,695)	(63,850)	(100,540)
Adjustments to maintain reserves	(106)	–	(1,436)	(1,472)	172	438	(1,825)	11,964

Net equity transactions	3,872,688	–	20,364,000	9,673,979	(1,435,980)	1,580,277	(24,225,713)	(23,379,325)

Net change in contract owners’ equity	3,990,761	–	21,534,299	10,486,303	976,812	5,508,856	(20,282,983)	(9,219,337)
Contract owners’ equity beginning of period	–	–	11,561,669	1,075,366	28,008,620	22,499,764	175,502,871	184,722,208

Contract owners’ equity end of period	$3,990,761	–	33,095,968	11,561,669	28,985,432	28,008,620	155,219,888	175,502,871

CHANGES IN UNITS:
Beginning units	–	–	851,027	87,804	5,103,889	4,845,750	6,601,220	7,605,940

Units purchased	368,224	–	1,989,434	857,655	2,237,981	3,116,847	469,127	685,181
Units redeemed	(22,292)	–	(522,330)	(94,432)	(2,576,487)	(2,858,708)	(1,422,572)	(1,689,901)

Ending units	345,932	–	2,318,131	851,027	4,765,383	5,103,889	5,647,775	6,601,220

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppBdFd		OppCapAp		OppCapApS		OppGlSec3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,128,568	6,438,789	(452,581)	(1,574,430)	(479,669)	(409,037)	(302,622)	(143,939)
Realized gain (loss) on investments	(418,700)	1,932,904	11,795,293	4,566,001	697,608	599,201	2,014,628	483,845
Change in unrealized gain (loss) on investments	(3,868,180)	(1,313,873)	(7,528,707)	4,586,750	1,912,673	1,965,925	9,820,004	10,633,377
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,841,688	7,057,820	3,814,005	7,578,321	2,130,612	2,156,089	11,532,010	10,973,283

Equity transactions:
Purchase payments received from contract owners (note 3)	4,789,070	5,909,872	6,458,722	8,369,108	16,888,633	34,759,136	13,706,619	14,604,584
Transfers between funds	(2,811,009)	(10,658,369)	(14,127,381)	3,755,558	630,576	(5,000,178)	11,503,678	22,500,322
Redemptions (note 3)	(33,511,357)	(40,159,699)	(26,315,862)	(27,602,937)	(3,314,566)	(1,444,373)	(16,696,300)	(11,393,647)
Annuity benefits	(45,049)	(48,851)	(32,722)	(28,419)	–	–	(7,118)	(229)
Annual contract maintenance charges (note 2)	(66,040)	(80,920)	(79,349)	(91,494)	(6,733)	(2,450)	(36,339)	(24,370)
Contingent deferred sales charges (note 2)	(77,101)	(133,134)	(125,939)	(166,225)	(73,763)	(29,410)	(78,583)	(55,925)
Adjustments to maintain reserves	(22,007)	6,326	2,543	2,913	(2,779)	(486)	3,646	(12,192)

Net equity transactions	(31,743,493)	(45,164,775)	(34,219,988)	(15,761,496)	14,121,368	28,282,239	8,395,603	25,618,543

Net change in contract owners’ equity	(29,901,805)	(38,106,955)	(30,405,983)	(8,183,175)	16,251,980	30,438,328	19,927,613	36,591,826
Contract owners’ equity beginning of period	165,317,010	203,423,965	152,179,403	160,362,578	44,803,436	14,365,108	80,365,566	43,773,740

Contract owners’ equity end of period	$135,415,205	165,317,010	121,773,420	152,179,403	61,055,416	44,803,436	100,293,179	80,365,566

CHANGES IN UNITS:
Beginning units	8,037,160	10,449,202	10,200,109	11,344,613	3,161,586	1,061,170	4,802,654	3,077,238

Units purchased	514,781	1,032,809	1,757,681	3,725,781	2,015,916	2,996,793	2,038,186	3,077,914
Units redeemed	(2,118,764)	(3,444,851)	(4,091,857)	(4,870,285)	(1,004,394)	(896,377)	(1,532,091)	(1,352,498)

Ending units	6,433,177	8,037,160	7,865,933	10,200,109	4,173,108	3,161,586	5,308,749	4,802,654

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppGlSec4		OppGlSec		OppGlSecS		OppHighIncS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(409,727)	(154,470)	(809,964)	(60,400)	(121,505)	(64,820)	1,631,723	767,787
Realized gain (loss) on investments	522,952	41,347	28,460,950	11,141,901	599,114	1,444,443	(782,015)	(282,762)
Change in unrealized gain (loss) on investments	7,460,487	3,855,272	9,143,589	44,895,759	1,966,157	1,590,523	(601,406)	1,095,881
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	7,573,712	3,742,149	36,794,575	55,977,260	2,443,766	2,970,146	248,302	1,580,906

Equity transactions:
Purchase payments received from contract owners (note 3)	26,099,813	19,857,572	5,487	6,250	441	16,113,107	10,262,631	16,962,729
Transfers between funds	13,585,381	5,798,836	(12,940,443)	(18,132,145)	(2,521,853)	(11,269,260)	(1,887,208)	3,823,877
Redemptions (note 3)	(2,619,209)	(507,621)	(63,462,987)	(68,708,863)	(907,799)	(1,896,489)	(2,768,049)	(2,848,981)
Annuity benefits	–	–	(75,205)	(101,883)	–	–	–	–
Annual contract maintenance charges (note 2)	(4,509)	(389)	(135,881)	(155,702)	(2,631)	(1,757)	(2,613)	(1,057)
Contingent deferred sales charges (note 2)	(43,490)	(7,616)	(149,846)	(218,194)	(16,560)	(22,094)	(42,767)	(10,193)
Adjustments to maintain reserves	(1,636)	(2,985)	(7,603)	14,877	(561)	(2,251)	(1,805)	41

Net equity transactions	37,016,350	25,137,797	(76,766,478)	(87,295,660)	(3,448,963)	2,921,256	5,560,189	17,926,416

Net change in contract owners’ equity	44,590,062	28,879,946	(39,971,903)	(31,318,400)	(1,005,197)	5,891,402	5,808,491	19,507,322
Contract owners’ equity beginning of period	28,879,946	–	356,154,630	387,473,030	23,100,094	17,208,692	33,693,872	14,186,550

Contract owners’ equity end of period	$73,470,008	28,879,946	316,182,727	356,154,630	22,094,897	23,100,094	39,502,363	33,693,872

CHANGES IN UNITS:
Beginning units	2,505,064	–	11,400,256	14,615,943	1,316,404	1,143,121	2,601,130	1,175,216

Units purchased	4,081,037	2,851,852	–	–	19	1,459,893	3,887,970	4,034,726
Units redeemed	(911,949)	(346,788)	(2,443,498)	(3,215,687)	(198,279)	(1,286,610)	(3,450,947)	(2,608,812)

Ending units	5,674,152	2,505,064	8,956,758	11,400,256	1,118,144	1,316,404	3,038,153	2,601,130

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppMSt		OppMStS		OppMStSCapS		PioSmCapV
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$23,206	(164,811)	(212,761)	(239,576)	(241,714)	(126,485)	(3,795)	(2,659)
Realized gain (loss) on investments	1,814,860	1,153,005	167,095	146,892	162,767	291,488	15,698	(5,454)
Change in unrealized gain (loss) on investments	(564,315)	1,451,855	1,877,496	2,150,519	1,149,880	1,492,985	97,910	53,931
Reinvested capital gains	–	–	–	–	360,742	–	575	7,577

Net increase (decrease) in contract owners’ equity resulting from operations	1,273,751	2,440,049	1,831,830	2,057,835	1,431,675	1,657,988	110,388	53,395

Equity transactions:
Purchase payments received from contract owners (note 3)	2,150,268	3,045,897	14,522,054	21,306,018	6,234,311	7,800,916	102,228	85,454
Transfers between funds	(1,040,113)	2,239,269	8,234,673	835,485	1,298,105	668,864	534,863	348,040
Redemptions (note 3)	(6,202,146)	(7,469,326)	(1,976,344)	(1,234,754)	(758,174)	(1,292,359)	(28,729)	–
Annuity benefits	(4,940)	(2,963)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(17,515)	(17,860)	(4,441)	(1,620)	(2,085)	(719)	(64)	(8)
Contingent deferred sales charges (note 2)	(35,693)	(39,707)	(49,302)	(17,422)	(12,942)	(8,210)	–	–
Adjustments to maintain reserves	442	348	(2,462)	(1,075)	(670)	(1,454)	(68)	2,697

Net equity transactions	(5,149,697)	(2,244,342)	20,724,178	20,886,632	6,758,545	7,167,038	608,230	436,183

Net change in contract owners’ equity	(3,875,946)	195,707	22,556,008	22,944,467	8,190,220	8,825,026	718,618	489,578
Contract owners’ equity beginning of period	33,008,544	32,812,837	33,173,754	10,229,287	12,914,027	4,089,001	519,026	29,448

Contract owners’ equity end of period	$29,132,598	33,008,544	55,729,762	33,173,754	21,104,247	12,914,027	1,237,644	519,026

CHANGES IN UNITS:
Beginning units	3,830,214	4,118,904	2,371,195	783,827	731,026	272,097	38,238	2,627

Units purchased	567,018	1,190,623	1,854,727	1,945,056	536,160	636,625	55,835	60,335
Units redeemed	(1,165,840)	(1,479,313)	(394,627)	(357,688)	(161,290)	(177,696)	(13,949)	(24,724)

Ending units	3,231,392	3,830,214	3,831,295	2,371,195	1,105,896	731,026	80,124	38,238

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	PVTGroInc		PVTIntEq		PVTVoyII		StIntStk2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(7,549)	(21,390)	1,281	13,140	(32,709)	(29,429)	–	–
Realized gain (loss) on investments	141,833	30,200	58,829	99,087	56,471	19,119	–	–
Change in unrealized gain (loss) on investments	213,822	450,774	84,494	130,977	135,681	126,894	–	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	348,106	459,584	144,604	243,204	159,443	116,584	–	–

Equity transactions:
Purchase payments received from contract owners (note 3)	2,194,635	4,079,661	–	1,259,366	641,460	2,030,567	–	–
Transfers between funds	332,482	693,391	(368,821)	(1,439,518)	(217,446)	(77,292)	–	(2)
Redemptions (note 3)	(525,240)	(239,858)	(122,206)	(550,067)	(266,841)	(100,338)	–	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,114)	(324)	(175)	(85)	(467)	(190)	–	–
Contingent deferred sales charges (note 2)	(13,324)	(5,459)	(3,962)	(197)	(3,673)	(4,157)	–	–
Adjustments to maintain reserves	(535)	(177)	(161)	(77)	(459)	(52)	–	–

Net equity transactions	1,986,904	4,527,234	(495,325)	(730,578)	152,574	1,848,538	–	(2)

Net change in contract owners’ equity	2,335,010	4,986,818	(350,721)	(487,374)	312,017	1,965,122	–	(2)
Contract owners’ equity beginning of period	6,602,053	1,615,235	1,836,698	2,324,072	3,144,631	1,179,509	–	2

Contract owners’ equity end of period	$8,937,063	6,602,053	1,485,977	1,836,698	3,456,648	3,144,631	–	–

CHANGES IN UNITS:
Beginning units	491,760	131,535	126,817	186,001	261,001	101,667	–	2

Units purchased	244,705	432,042	–	598,271	92,357	207,718	–	–
Units redeemed	(92,454)	(71,817)	(33,911)	(657,455)	(77,122)	(48,384)	–	(2)

Ending units	644,011	491,760	92,906	126,817	276,236	261,001	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	TRoeBlChip2		TRowEqInc2		TRowLtdTBd2		VEWrldBdR1
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(25,952)	–	22,910	–	18,954	–	320,862	(29,371)
Realized gain (loss) on investments	12,982	–	1,577	–	(1,629)	–	31,427	32,847
Change in unrealized gain (loss) on investments	228,429	–	(313,305)	–	(10,973)	–	(647,553)	416,050
Reinvested capital gains	–	–	510,443	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	215,459	–	221,625	–	6,352	–	(295,264)	419,526

Equity transactions:
Purchase payments received from contract owners (note 3)	4,691,958	–	9,225,205	–	3,547,765	–	831,072	581,102
Transfers between funds	1,889,664	–	4,319,107	–	(510,548)	–	2,517,663	5,047,582
Redemptions (note 3)	(120,726)	–	(193,713)	–	(62,732)	–	(1,585,830)	(510,485)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(12)	–	(69)	–	–	–	(1,707)	(582)
Contingent deferred sales charges (note 2)	(19)	–	(3,366)	–	(3,356)	–	(3,469)	(1,182)
Adjustments to maintain reserves	(202)	–	(305)	–	(303)	–	(103)	59

Net equity transactions	6,460,663	–	13,346,859	–	2,970,826	–	1,757,626	5,116,494

Net change in contract owners’ equity	6,676,122	–	13,568,484	–	2,977,178	–	1,462,362	5,536,020
Contract owners’ equity beginning of period	–	–	–	–	–	–	5,536,020	–

Contract owners’ equity end of period	$6,676,122	–	13,568,484	–	2,977,178	–	6,998,382	5,536,020

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	494,491	–

Units purchased	642,389	–	1,368,433	–	425,058	–	419,148	592,904
Units redeemed	(45,843)	–	(79,638)	–	(127,785)	–	(259,731)	(98,413)

Ending units	596,546	–	1,288,795	–	297,273	–	653,908	494,491

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VEWrldBd		VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,984,463	3,617,150	(76,208)	(25,826)	(175,050)	(280,593)	(197,893)	(46,335)
Realized gain (loss) on investments	363,585	1,381,620	1,018,667	27,898	4,113,344	8,001,289	1,464,932	194,860
Change in unrealized gain (loss) on investments	(3,779,609)	(2,593,789)	1,904,001	947,682	6,093,153	80,757	5,623,795	1,050,968
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(1,431,561)	2,404,981	2,846,460	949,754	10,031,447	7,801,453	6,890,834	1,199,493

Equity transactions:
Purchase payments received from contract owners (note 3)	2,166	538,554	1,259,829	818,814	24,936	716,065	1,531,360	790,463
Transfers between funds	(1,877,467)	(9,565,011)	5,767,907	5,344,584	(2,959,728)	(11,536,686)	14,497,498	8,434,940
Redemptions (note 3)	(5,487,243)	(9,026,437)	(1,915,875)	(635,907)	(7,279,534)	(8,314,395)	(3,238,875)	(1,117,852)
Annuity benefits	(15,028)	(20,825)	(1,222)	–	(7,965)	(19,618)	(1,295)	–
Annual contract maintenance charges (note 2)	(16,194)	(22,421)	(4,010)	(687)	(19,920)	(23,603)	(5,637)	(980)
Contingent deferred sales charges (note 2)	(14,200)	(27,724)	(4,809)	(2,269)	(21,853)	(32,745)	(7,128)	(1,385)
Adjustments to maintain reserves	(11,711)	7,036	97	72	702	3,950	332	110

Net equity transactions	(7,419,677)	(18,116,828)	5,101,917	5,524,607	(10,263,362)	(19,207,032)	12,776,255	8,105,296

Net change in contract owners’ equity	(8,851,238)	(15,711,847)	7,948,377	6,474,361	(231,915)	(11,405,579)	19,667,089	9,304,789
Contract owners’ equity beginning of period	35,861,113	51,572,960	6,474,361	–	39,659,355	51,064,934	9,304,789	–

Contract owners’ equity end of period	$27,009,875	35,861,113	14,422,738	6,474,361	39,427,440	39,659,355	28,971,878	9,304,789

CHANGES IN UNITS:
Beginning units	1,831,299	2,862,991	513,201	–	3,491,296	5,585,517	746,021	–

Units purchased	–	187,063	918,165	779,539	–	1,723,310	1,653,937	1,048,889
Units redeemed	(390,840)	(1,218,755)	(553,547)	(266,338)	(828,194)	(3,817,531)	(847,973)	(302,868)

Ending units	1,440,459	1,831,299	877,819	513,201	2,663,102	3,491,296	1,551,985	746,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VEWrldHAs		VKCorPlus2		VKEmMkt		VKEmMkt2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(434,388)	(393,123)	206,177	97,354	873,890	1,097,860	169,669	214,705
Realized gain (loss) on investments	5,151,095	7,017,897	3,563	7,343	211,783	1,361,737	(15,386)	(19,347)
Change in unrealized gain (loss) on investments	13,522,689	1,481,464	2,763	15,716	58,642	(1,960,295)	70,779	(140,782)
Reinvested capital gains	–	–	85,092	10,305	224,689	637,064	45,227	126,283

Net increase (decrease) in contract owners’ equity resulting from operations	18,239,396	8,106,238	297,595	130,718	1,369,004	1,136,366	270,289	180,859

Equity transactions:
Purchase payments received from contract owners (note 3)	7,378	747,929	7,031,021	7,063,132	–	521,061	–	2,061,334
Transfers between funds	(3,301,557)	(9,512,161)	5,758,142	(40,367)	(1,342,236)	(5,633,344)	(866,086)	(1,405,923)
Redemptions (note 3)	(7,102,853)	(7,923,246)	(647,607)	(393,771)	(2,947,737)	(5,023,261)	(162,837)	(219,116)
Annuity benefits	(6,897)	(5,231)	–	–	(9,826)	(7,178)	–	–
Annual contract maintenance charges (note 2)	(21,674)	(24,060)	(700)	(173)	(7,531)	(10,799)	(437)	(346)
Contingent deferred sales charges (note 2)	(11,498)	(26,104)	(8,692)	(2,964)	(11,048)	(19,633)	(4,405)	(5,622)
Adjustments to maintain reserves	3,160	3,041	(975)	(200)	2,118	(201)	(109)	(750)

Net equity transactions	(10,433,941)	(16,739,832)	12,131,189	6,625,657	(4,316,260)	(10,173,355)	(1,033,874)	429,577

Net change in contract owners’ equity	7,805,455	(8,633,594)	12,428,784	6,756,375	(2,947,256)	(9,036,989)	(763,585)	610,436
Contract owners’ equity beginning of period	42,232,737	50,866,331	8,251,586	1,495,211	15,482,238	24,519,227	3,341,560	2,731,124

Contract owners’ equity end of period	$50,038,192	42,232,737	20,680,370	8,251,586	12,534,982	15,482,238	2,577,975	3,341,560

CHANGES IN UNITS:
Beginning units	2,157,026	3,205,129	797,097	147,979	992,232	1,706,650	246,266	217,082

Units purchased	–	642,491	1,335,234	777,349	–	453,197	813	390,525
Units redeemed	(457,968)	(1,690,594)	(173,305)	(128,231)	(266,740)	(1,167,615)	(76,064)	(361,341)

Ending units	1,699,058	2,157,026	1,959,026	797,097	725,492	992,232	171,015	246,266

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VKUSRealEst		VKUSRealEst2		VicDivrStk		WFDisc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(224,950)	347,108	(213,936)	725	(9,056)	28	(961,411)	(1,041,720)
Realized gain (loss) on investments	18,249,203	8,126,669	1,910,125	380,980	3,561	706	1,565,298	596,644
Change in unrealized gain (loss) on investments	2,788,992	36,356,899	5,239,548	7,721,914	57,946	22,689	(3,114,203)	10,468,572
Reinvested capital gains	4,922,427	2,893,723	1,532,785	436,261	–	–	6,905,488	–

Net increase (decrease) in contract owners’ equity resulting from operations	25,735,672	47,724,399	8,468,522	8,539,880	52,451	23,423	4,395,172	10,023,496

Equity transactions:
Purchase payments received from contract owners (note 3)	6,437,876	6,638,450	22,439,002	23,686,202	294,765	466,409	1,199,076	2,108,006
Transfers between funds	(589,719)	13,909,835	(3,177,939)	3,401,852	61,584	–	(2,420,398)	(343,977)
Redemptions (note 3)	(35,486,597)	(31,618,479)	(3,636,463)	(1,592,226)	(48,144)	(8,890)	(12,056,562)	(13,522,035)
Annuity benefits	(30,115)	(27,204)	(845)	–	–	–	(14,389)	(16,489)
Annual contract maintenance charges (note 2)	(75,127)	(64,975)	(6,826)	(2,011)	(151)	–	(39,572)	(45,179)
Contingent deferred sales charges (note 2)	(107,279)	(109,146)	(88,753)	(49,114)	(3,444)	–	(29,605)	(38,222)
Adjustments to maintain reserves	72,132	37,538	(1,159)	(1,591)	(13)	29	6,689	(80,533)

Net equity transactions	(29,778,829)	(11,233,981)	15,527,017	25,443,112	304,597	457,548	(13,354,761)	(11,938,429)

Net change in contract owners’ equity	(4,043,157)	36,490,418	23,995,539	33,982,992	357,048	480,971	(8,959,589)	(1,914,933)
Contract owners’ equity beginning of period	187,725,450	151,235,032	44,807,033	10,824,041	502,687	21,716	79,713,642	81,628,575

Contract owners’ equity end of period	$183,682,293	187,725,450	68,802,572	44,807,033	859,735	502,687	70,754,053	79,713,642

CHANGES IN UNITS:
Beginning units	5,160,818	5,597,622	2,479,086	801,715	40,476	1,741	3,008,430	3,528,905

Units purchased	1,104,200	2,080,364	1,900,386	2,307,920	28,988	39,515	172,979	400,611
Units redeemed	(1,896,522)	(2,517,168)	(1,069,278)	(630,549)	(4,612)	(780)	(695,070)	(921,086)

Ending units	4,368,496	5,160,818	3,310,194	2,479,086	64,852	40,476	2,486,339	3,008,430

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WFTrustOp		WFLrgCoGro		WFMnMrkt		WFTotRetBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,234,477)	(5,786,724)	(1,469)	–	723	–	37	–
Realized gain (loss) on investments	(9,259,002)	(12,530,650)	(85)	–	–	–	–	–
Change in unrealized gain (loss) on investments	37,584,286	84,420,281	10,014	(6)	–	–	130	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	23,090,807	66,102,907	8,460	(6)	723	–	167	–

Equity transactions:
Purchase payments received from contract owners (note 3)	9,940,417	12,931,503	73,423	23,124	10,328,758	–	–	–
Transfers between funds	(21,710,516)	(15,935,945)	33,583	–	(8,472,986)	–	21,250	–
Redemptions (note 3)	(71,270,473)	(72,569,039)	(714)	–	(1,845,926)	–	–	–
Annuity benefits	(78,638)	(66,723)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(196,177)	(222,642)	(4)	–	–	–	–	–
Contingent deferred sales charges (note 2)	(213,228)	(282,487)	–	–	–	–	–	–
Adjustments to maintain reserves	3,613	86,544	(2)	(1)	129	–	2	–

Net equity transactions	(83,525,002)	(76,058,789)	106,286	23,123	9,975	–	21,252	–

Net change in contract owners’ equity	(60,434,195)	(9,955,882)	114,746	23,117	10,698	–	21,419	–
Contract owners’ equity beginning of period	434,154,524	444,110,406	23,117	–	–	–	–	–

Contract owners’ equity end of period	$373,720,329	434,154,524	137,863	23,117	10,698	–	21,419	–

CHANGES IN UNITS:
Beginning units	10,844,850	13,018,344	2,297	–	–	–	–	–

Units purchased	328,146	922,502	11,009	2,297	1,081,962	–	2,116	–
Units redeemed	(2,462,603)	(3,095,996)	(72)	–	(1,080,904)	–	–	–

Ending units	8,710,393	10,844,850	13,234	2,297	1,058	–	2,116	–

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
    AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2)
    AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2)
    AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2)
Alger American Balanced Portfolio – Class S (AlgerBal)
Alger American MidCap Growth Portfolio – Class S (AlgMidCapGr)
Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB)
    Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB)
        (formerly Alliance VPSF – AllianceBernstein Small Cap Value Portfolio – Class B)
Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
    American Century VP – Balanced Fund – Class I (ACVPBal)
    American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)
    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)
    American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)
    American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)
    American Century VP – International Fund – Class I (ACVPInt)
    American Century VP – International Fund – Class II (ASVPInt2)
    American Century VP – International Fund – Class III (ASVPInt3)
    American Century VP – International Fund – Class IV (ACVPInt4)
    American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2)
    American Century VP – Ultra® Fund – Class I (ACVPUltra)
    American Century VP – Ultra® Fund – Class II (ACVPUltra2)
    American Century VP – Value Fund – Class I (ACVPVal)
    American Century VP – Value Fund – Class II (ACVPVal2)
    American Century VP – VistaSM Fund – Class II (ACVPVista2)
Portfolios of the American Variable Insurance Series (American VIS);
    American VIS – Growth Fund – Class 1 (AmerGro)
    American VIS – High-Income Bond Fund – Class 1 (AmerHiInc)
        (formerly American VIS – High-Yield Bond Fund – Class 1)
    American VIS – U.S. Government/AAA-Rated Securities Fund – Class 1 (AmerUSGvt)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Charles Schwab Money Market Portfolio (ChScMM)
Portfolios of the Credit Suisse Trust;
    Credit Suisse Trust – Global Small Cap Portfolio (CSTGSmCp)
        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)
    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)
    Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr)
Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)
Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS)
Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)
    Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVIFAppS)
    Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS)
    Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc)
Portfolios of the Federated Insurance Series (Federated IS);
    Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)
    Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)
    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
    Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)
Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);
    Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)
    Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)
    Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)
    Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)
    Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)
    Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)
    Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR)
    Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2)
    Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)
Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);
    Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)
    Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)
    Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)
    Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)
    Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2 (FidVIPIGBdS2)
Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);
    Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)
    Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)
    Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)
    Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)
Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);
    Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2)
    Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2)
    Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2)
    Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2 (FidVIPNtRsS2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);
    Financial Investors VIT – First Horizon Capital Appreciation Portfolio (FICapAp)
    Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq)
    Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
    Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)
    Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2)
    Franklin Templeton VIP – Templeton Developing Markets Securities Fund –
        Class 3 (FrVIPDevMrk3)
    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)
    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)
    Franklin Templeton VIP – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3)
Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT Dreyfus International Value Fund – Class II (GVITIntVal2)
    Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3)
    Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6)
    Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap)
    Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts)
    Gartmore GVIT Emerging Markets Fund – Class II (GVITEmMrkts2)
    Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3)
    Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6)
    Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc)
    Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3)
    Gartmore GVIT Global Financial Services Fund – Class II (GVITGlFin2)
    Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3)
    Gartmore GVIT Global Health Sciences Fund – Class II (GVITGlHlth2)
    Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3)
    Gartmore GVIT Global Health Sciences Fund – Class VI (GVITGlHlth6)
    Gartmore GVIT Global Technology and Communications Fund – ClassI (GVITGlTech)
    Gartmore GVIT Global Technology and Communications Fund – Class II (GVITGlTech2)
    Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3)
    Gartmore GVIT Global Technology and Communications Fund – Class VI (GVITGlTech6)
    Gartmore GVIT Global Utilities Fund – Class II (GVITGlUtl2)
    Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3)
    Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)
    Gartmore GVIT Growth Fund – Class I (GVITGrowth)
    Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2)
    Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2)
    Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2)
    Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)
    Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)
    Gartmore GVIT International Growth Fund – Class I (GVITIntGro)
    Gartmore GVIT International Growth Fund – Class III (GVITIntGro3)
    Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal)
    Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr)
    Gartmore GVIT Mid Cap Growth Fund – Class II (GVITMdCpGr2)
    Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)
    Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund)
    Gartmore GVIT Nationwide® Fund – Class II (GVITNWFund2)
    Gartmore GVIT Nationwide® Leaders Fund – Class III (GVITLead3)
    Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr)
    Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2)
    Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2)
    Gartmore GVIT Small Company Fund – Class I (GVITSmComp)
    Gartmore GVIT Small Company Fund – Class II (GVITSmComp2)
    Gartmore GVIT Turner Growth Focus Fund – Class I (GVITTGrF1)*
    Gartmore GVIT Turner Growth Focus Fund – Class III (GVITTGrF3)*
    Gartmore GVIT U.S. Growth Leaders Fund – Class II (GVITUSGro2)
    Gartmore GVIT U.S. Growth Leaders Fund – Class III (GVITUSGro3)
    Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec)
    Gartmore GVIT Van Kampen Value Fund – Class II (GVITVal2)
        (formerly Gartmore GVIT – Comstock Value Fund – Class II)
    Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3)
Portfolios of the Janus Aspen Series (Janus AS);
    Janus AS – Balanced Portfolio – Service Shares (JanBal)
    Janus AS – Forty Portfolio – Service Shares (JanForty)
        (formerly Janus AS – Capital Appreciation Portfolio – Service Shares)
    Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2)
    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)
    Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2)
    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)
    Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore)
Portfolios of the JPMorgan Investment Trust (JPMorgan IT);
    JPMorgan IT Balanced Portfolio (JPMBal) (formerly One Group® IT Balanced Portfolio)*
    JPMorgan IT Bond Portfolio (JPMBond) (formerly One Group® IT Bond Portfolio)*
    JPMorgan IT Diversified Equity Portfolio (JPMDivEq)
        (formerly One Group® IT Diversified Equity Portfolio)*
    JPMorgan IT Diversified Mid Cap Portfolio (DivMidCap)
        (formerly One Group® IT Diversified Mid Cap Portfolio)*
    JPMorgan IT Equity Index Portfolio (JPMEqIndx)
        (formerly One Group® IT Equity Index Portfolio)*
    JPMorgan IT Government Bond Portfolio (JPMGvtBd)
        (formerly One Group® IT Government Bond Portfolio)*
    JPMorgan IT Large Cap Growth Portfolio (JPMLgCapGr)
        (formerly One Group® IT Large Cap Growth Portfolio)*
    JPMorgan IT Mid Cap Growth Portfolio (JPMMidCapGr)
        (formerly One Group® IT Mid Cap Growth Portfolio)*
    JPMorgan IT Mid Cap Value Portfolio (JPMMidCapV)
        (formerly One Group® IT Mid Cap Value Portfolio)*
Portfolios of the JPMorgan Series Trust II;
    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)
Portfolios of the MFS® Variable Insurance TrustSM (MFS® VIT);
    MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)
    MFS® VIT – Value Series – Service Class (MFSValS)
Portfolios of the MTB Group of Funds;
    MTB Group of Funds – Aggressive Growth II (MTBAggGr2)
    MTB Group of Funds – Conservative Growth II (MTBConGr2)
    MTB Group of Funds – Large Cap Growth Fund II (MTBLgCapGr2)
        (formerly VISION Group of Funds – Large Cap Growth Fund II)
    MTB Group of Funds – Large Cap Value Fund II (MTBLgCapV2)
        (formerly VISION Group of Funds – Large Cap Value Fund II)
    MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares (MTBModGr2)
        (formerly VISION Group of Funds – Managed Allocation Fund – Moderate Growth II)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
    Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc)
    Neuberger Berman AMT – Growth Portfolio®– I Class (NBAMTGro)
    Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard)
    Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt)
    Neuberger Berman AMT – Limited Maturity Bond Portfolio®– I Class (NBAMTLMat)
    Neuberger Berman AMT – Mid Cap Growth Portfolio®– S Class (NBAMTMCGrS)
    Neuberger Berman AMT – Partners Portfolio®– I Class (NBAMTPart)
    Neuberger Berman AMT – Regency Portfolio®– S Class (NBAMTRegS)
    Neuberger Berman AMT – Socially Responsive Portfolio®– I Class (NBAMSocRes)
Portfolios of the Oppenheimer Variable Annuity Funds;
    Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro)
    Oppenheimer Balanced Fund/VA – Initial Class (OppBal)
    Oppenheimer Bond Fund/VA – Initial Class (OppBdFd)
    Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp)
    Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS)
    Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)
    Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)
    Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec)
    Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS)
    Oppenheimer High Income Fund/VA – Service Class (OppHighIncS)
    Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt)
    Oppenheimer Main Street Fund®/VA – Service Class (OppMStS)
    Oppenheimer Main Street Small Cap Fund®/VA – Service Class (OppMStSCapS)
Pioneer Small Cap Value II VCT Portfolio – Class I (PioSmCapV)
        (formerly SAFECO Resource Series Trust – Small Cap Value Portfolio)
Portfolios of the Putnam Variable Trust (Putnam VT);
    Putnam VT Growth & Income Fund – IB Shares (PTGroInc)
    Putnam VT International Equity Fund – IB Shares (PVTIntEq)
    Putnam VT Voyager II Fund – IB Shares (PVTVoyII)
Portfolios of the Strong Variable Insurance Funds, Inc. (Strong VIF);
    Strong VIF – Strong International Stock Fund II (StrIntSk2)*
T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)
T. Rowe Price Limited Term Bond Fund – II (TRowLtdTBd2)
Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
    Van Eck WIT – Worldwide Bond Fund – Class R1 (VEWrldBdR1)
    Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd)
    Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)
    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)
    Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)
    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)
Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
    Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2)
    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)
    Van Kampen UIF – Emerging Markets Debt Portfolio – Class II (VKEmMkt2)
    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)
    Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUSRealEst2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);
    Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk)
    Victory VIF – Investment Quality Bond Fund Class A Shares (VicInvQBd)*
    Victory VIF – Small Company Opportunity Fund Class A Shares (VicSmCpOp)*
Portfolios of the Wells Fargo Advantage Variable Trust;
    Wells Fargo Advantage Variable Trust – Discovery Fund (WFDisc)
        (formerly Strong VIF – Strong Discovery Fund II)
    Wells Fargo Advantage Variable Trust – Opportunity Fund (WFTrustOp)
        (formerly Strong Opportunity Fund II, Inc. – Investor Class)
Portfolios of the Wells Fargo Variable Trust;
    Wells Fargo Variable Trust – Asset Allocation Fund (WFAssetAll)*
    Wells Fargo Variable Trust – Large Company Growth Fund (WFLrgCoGro)
    Wells Fargo Variable Trust – Money Market Fund (WFMnMrkt)
    Wells Fargo Variable Trust – Small Cap Growth Fund (WFSmCapGr)*
    Wells Fargo Variable Trust – Total Return Bond Fund (WFTotRetBd)
*At December 31, 2005, contract owners were not invested in the fund.

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount surrendered. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, thi s charge will not exceed 8% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-II Options	BOA IV	America’s Vision	NEBA	America’s Future II	All American Gold	Achiever	Future Venue	Exclusive Venue	Elite Venue	Choice Venue II	Schwab
Variable Account Charges – Recurring	1.30%	1.40%	0.80%	1.15%	1.15%	1.55%	1.10%	1.60%	1.75%	1.50%	0.95%
CDSC Options:
Four Year CDSC	–	–	–	0.25%	0.25%	0.20%	–	–	–	–	–
No CDSC	–	–	–	0.30%	0.30%	0.25%	–	–	–	–	–
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	–	–	–	0.20%(2)	0.20%(2)	–	0.15%(3)	–	–	–	–
One-Year Enhanced	–	–	–	0.10%(4)	0.10%(4)	–	0.10%(4)	–	–	–	0.10%
One-Month Enhanced II	–	–	–	–	–	–	0.35%(3)	0.20%(2)	0.20%(2)	0.20%(2)	–
One-Month Enhanced	–	–	–	–	0.35%(2)	0.20%(2)	0.30%(6)	0.20%(6)	0.20%(6)	0.20%(6)	–
Combination Enhanced II	–	–	–	–	–	–	0.45%(3)	0.35%(2)	0.35%(2)	0.35%(2)	–
Combination Enhanced	–	–	–	–	0.40%(5)	0.30%(5)	0.40%(7)	0.30%(7)	0.30%(7)	0.30%(7)	0.40%
Spousal Protection Annuity Option:
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Annuity Option II	–	–	–	–	–	–	0.20%(3)	–	–	–	–
Spousal Protection Annuity Option	–	–	–	–	–	–	0.10%(8)	0.20%	0.20%	0.20%	–
Beneficiary Protector II Option	–	–	–	–	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option:
Provides a return of principle over the elected program period.
Plus Option	–	–	–	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Plus Lifetime Income Option	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Extra Value Option (EV):
Fee assessed to assets of the
variable accountand to
allocations made to the fixed
account orguaranteed term
options in exchange forapplication
of Extra Value Credit of purchase
payments made during the first
12 monthscontract is in force.

3% Extra Value Credit Option	–	–	–	0.30%	0.45%(9)	0.10%	0.45%	–	–	–	–
4% Extra Value Credit Option	–	–	–	0.40%	–	0.25%	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	0.70%(2)	0.45%(10)	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	–	0.55%(11)	–	–	–	–	–

Maximum Variable Account Charges(1):	1.30%	1.40%	0.80%	3.05%	3.90%	4.00%	3.55%	3.00%	3.65%	3.40%	2.20%

(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(2)	Available beginning May 1, 2004 or a later date if state law requires.
(3)	Available beginning September 1, 2004 or a later date if state law requires.
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option.
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option.
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option.
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option.
(8)	Available until state approval is received for the Spousal Protection Annuity II Option.
(9)	Available until state approval is received for the 5% Extra Value Option.
(10)	Non-NY residents.
(11)	NY residents.
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005:

	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlGrIncB	AlSmMdCpB
0.80%	$259,982	–	–	–	–	–	–	–
0.95%	206,579	693	580	306	2,892	1,318	733	656
1.05%	130,628	391	181	–	467	1,263	71	1,804
1.10%	113,762	4,244	466	104	–	–	538	316
1.15%	6,168,518	61,470	17,302	26,477	–	–	30,459	10,181
1.20%	109,049	1,595	44	12	–	–	1,019	131
1.25%	2,696,890	30,133	5,206	11,352	–	–	25,715	4,833
1.30%	77,772,688	1,292	–	503	–	–	2,352	–
1.35%	1,181,445	11,615	365	2,606	–	193	–	–
1.40%	44,934,892	8,259	2,930	2,952	–	53	10,102	836
1.45%	2,822,629	21,195	6,230	13,971	107	556	25,145	4,179
1.50%	1,929,960	45,476	7,776	13,824	–	–	23,121	6,821
1.55%	7,167,959	100,344	24,517	30,076	–	–	59,051	26,262
1.60%	791,853	12,411	1,331	2,379	–	–	7,830	4,112
1.65%	6,367,433	44,158	5,994	17,342	–	–	20,917	3,367
1.70%	1,128,498	28,249	7,054	4,298	–	–	18,973	11,471
1.75%	4,469,153	44,651	10,813	13,753	–	–	18,711	3,121
1.80%	4,126,202	83,292	22,536	13,090	–	34	40,800	27,685
1.85%	2,425,169	26,415	13,603	7,721	–	–	12,014	5,511
1.90%	1,834,181	10,671	2,624	3,272	–	–	9,974	1,009
1.95%	1,716,091	13,026	3,615	4,065	–	–	6,457	6,638
2.00%	2,414,963	22,686	4,236	5,325	–	–	3,995	1,501
2.05%	3,402,454	59,531	9,243	9,062	–	–	17,396	8,462
2.10%	1,515,166	11,573	15,539	2,263	–	–	5,145	740
2.15%	1,428,327	14,909	4,644	3,850	–	–	3,071	831
2.20%	840,523	3,925	2,024	1,480	–	–	1,603	113
2.25%	3,173,662	18,186	7,582	1,776	–	–	2,203	488
2.30%	876,989	10,188	4,283	3,281	–	–	4,248	–
2.35%	1,930,223	5,599	2,312	3,648	–	–	179	–
2.40%	195,832	2,581	861	1,979	–	–	959	252
2.45%	688,200	1,600	1,171	3,981	–	–	182	–
2.50%	392,094	3,033	1,635	1,507	–	–	173	–
2.55%	604,730	1,006	601	1,365	–	–	1,851	–
2.60%	399,676	2,567	1,501	318	–	–	806	–
2.65%	154,023	627	–	1,240	–	–	9	–
2.70%	305,147	328	156	4,305	–	–	–	–
2.75%	53,978	99	327	2,981	–	–	–	–
2.80%	107,696	473	417	–	–	–	187	–
2.85%	19,883	–	133	–	–	–	–	–
2.90%	47,598	–	–	–	–	–	369	–
2.95%	23,252	272	276	277	–	–	–	–
3.00%	24,355	–	–	152	–	–	–	–
3.05%	14,699	–	–	–	–	–	–	–
3.10%	29,219	–	–	–	–	–	–	–
3.15%	7,232	–	–	–	–	–	–	–
3.25%	1,908	–	–	–	–	–	–	–

Totals	$187,005,390	708,763	190,108	216,893	3,466	3,417	356,358	131,320

	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ASVPInt2	ASVPInt3
0.80%	$3,260	1,725	855	–	477	2,044	–	556
0.95%	–	–	–	4,959	9,081	–	106	–
1.05%	–	–	–	4,886	4,281	–	–	–
1.10%	–	–	–	267	1,891	–	150	–
1.15%	–	–	–	26,284	79,383	–	8,719	–
1.20%	–	–	–	423	511	–	338	–
1.25%	–	–	–	10,312	54,022	–	4,760	–
1.30%	792,194	1,269,493	393,694	–	129,763	501,073	159	256,694
1.35%	–	–	–	365	17,550	–	–	–
1.40%	577,407	354,433	234,853	3,657	115,262	415,929	731	104,330
1.45%	–	–	–	15,767	61,317	–	4,478	–
1.50%	–	–	–	7,751	40,021	–	4,949	–
1.55%	–	–	–	49,093	157,713	–	3,950	–
1.60%	–	–	–	2,653	14,759	–	2,324	–
1.65%	–	–	–	13,125	54,488	–	1,683	–
1.70%	–	–	–	4,207	13,521	–	1,357	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ASVPInt2	ASVPInt3
1.75%	–	–	–	8,770	65,696	–	928	–
1.80%	–	–	–	21,380	93,696	–	2,846	–
1.85%	–	–	–	10,983	24,265	–	1,566	–
1.90%	–	–	–	3,677	6,925	–	360	–
1.95%	–	–	–	8,001	18,168	–	580	–
2.00%	–	–	–	4,488	29,888	–	–	–
2.05%	–	–	–	2,632	25,529	–	2,155	–
2.10%	–	–	–	10,841	21,227	–	591	–
2.15%	–	–	–	988	11,484	–	444	–
2.20%	–	–	–	1,854	6,325	–	–	–
2.25%	–	–	–	447	11,233	–	–	–
2.30%	–	–	–	364	9,845	–	–	–
2.35%	–	–	–	616	4,717	–	–	–
2.40%	–	–	–	182	749	–	–	–
2.45%	–	–	–	74	507	–	–	–
2.50%	–	–	–	181	1,836	–	–	–
2.55%	–	–	–	259	2,792	–	–	–
2.60%	–	–	–	762	331	–	–	–
2.65%	–	–	–	283	305	–	–	–
2.70%	–	–	–	3	1,333	–	–	–
2.75%	–	–	–	–	101	–	–	–
2.80%	–	–	–	33	127	–	–	–
2.85%	–	–	–	92	97	–	–	–
2.90%	–	–	–	–	187	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	307	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,372,861	1,625,651	629,402	220,659	1,091,710	919,046	43,174	361,580

	ACVPInt4	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2	AmerGro
0.80%	$–	–	118	–	5,656	–	–	–
0.95%	659	–	–	399	–	2,160	–	–
1.05%	913	–	–	1,554	–	3,101	–	–
1.10%	930	8	–	435	–	1,286	124	–
1.15%	19,972	2,737	–	15,847	–	115,957	345	–
1.20%	130	–	–	637	–	451	–	–
1.25%	7,306	401	–	10,968	–	52,619	41	–
1.30%	241	–	58,379	22	1,378,323	1,533	–	262,350
1.35%	5,020	553	–	3,611	–	26,447	211	–
1.40%	1,458	202	38,705	2,314	873,498	11,888	19	–
1.45%	8,760	2,358	–	12,645	–	70,094	60	–
1.50%	2,748	1,175	–	6,785	–	31,184	64	–
1.55%	22,352	6,541	–	24,048	–	135,539	302	–
1.60%	1,247	26	–	6,544	–	7,918	–	–
1.65%	5,758	998	–	16,955	–	91,820	656	–
1.70%	1,607	165	–	11,820	–	19,408	–	–
1.75%	6,904	2,058	–	12,326	–	51,867	955	–
1.80%	14,446	1,699	–	18,905	–	85,896	229	–
1.85%	5,131	589	–	8,327	–	32,604	500	–
1.90%	1,661	2	–	4,330	–	12,930	–	–
1.95%	3,825	484	–	6,410	–	14,465	5	–
2.00%	4,349	635	–	3,973	–	28,566	493	–
2.05%	3,527	399	–	15,595	–	32,975	20	–
2.10%	1,186	1,618	–	4,454	–	13,894	21	–
2.15%	543	2,643	–	7,656	–	15,927	1,303	–
2.20%	133	3	–	2,472	–	5,784	133	–
2.25%	–	95	–	9,499	–	12,926	64	–
2.30%	125	409	–	2,662	–	8,703	4	–
2.35%	–	1,038	–	3,075	–	10,197	108	–
2.40%	–	53	–	969	–	2,870	74	–
2.45%	59	–	–	1,018	–	5,957	–	–
2.50%	–	45	–	4,925	–	3,924	83	–
2.55%	–	9	–	1,871	–	1,253	–	–
2.60%	–	165	–	51	–	361	14	–
2.65%	278	–	–	186	–	430	–	–
2.70%	–	639	–	388	–	1,928	90	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPInt4	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2	AmerGro
2.75%	–	–	–	416	–	530	–	–
2.80%	–	–	–	385	–	628	–	–
2.85%	–	–	–	190	–	–	–	–
2.90%	–	19	–	24	–	–	147	–
2.95%	–	–	–	–	–	78	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$121,268	27,766	97,202	224,691	2,257,477	916,098	6,065	262,350

	AmerHiInc	AmerUSGvt	ChScMM	CSTGSmCp	CSTIntFoc	CSTSmCapGr	DrySmCapIxS	DrySRGro
0.80%	$–	–	–	220	481	3,888	401	3,569
0.95%	–	–	44,759	–	–	–	5,819	–
1.05%	–	–	33,659	–	–	–	2,217	–
1.10%	–	–	–	–	–	–	426	–
1.15%	–	–	–	–	–	–	56,627	–
1.20%	–	–	–	–	–	–	795	–
1.25%	–	–	–	–	–	–	23,744	–
1.30%	22,460	31,575	–	45,929	289,196	898,992	215,062	956,212
1.35%	–	–	2,333	–	–	–	10,303	–
1.40%	–	–	256	27,264	312,690	588,500	146,243	401,823
1.45%	–	–	2,919	–	–	–	26,171	–
1.50%	–	–	–	–	–	–	8,758	–
1.55%	–	–	347	–	–	–	63,340	–
1.60%	–	–	–	–	–	–	5,260	–
1.65%	–	–	–	–	–	–	19,773	–
1.70%	–	–	–	–	–	–	6,613	–
1.75%	–	–	–	–	–	–	17,828	–
1.80%	–	–	–	–	–	–	44,809	–
1.85%	–	–	119	–	–	–	15,322	–
1.90%	–	–	455	–	–	–	3,058	–
1.95%	–	–	–	–	–	–	8,580	–
2.00%	–	–	–	–	–	–	6,376	–
2.05%	–	–	–	–	–	–	5,704	–
2.10%	–	–	–	–	–	–	3,206	–
2.15%	–	–	–	–	–	–	2,926	–
2.20%	–	–	–	–	–	–	2,218	–
2.25%	–	–	–	–	–	–	604	–
2.30%	–	–	–	–	–	–	1,075	–
2.35%	–	–	–	–	–	–	738	–
2.40%	–	–	–	–	–	–	1,339	–
2.45%	–	–	–	–	–	–	38	–
2.50%	–	–	–	–	–	–	106	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	12	–
2.75%	–	–	–	–	–	–	–	–
2.80%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$22,460	31,575	84,847	73,413	602,367	1,491,380	705,491	1,361,604

	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc	FedAmLeadS	FedCapApS
0.80%	$15,737	–	2,346	–	–	1,620	–	–
0.95%	–	25,746	–	2,210	1,106	–	5	–
1.05%	–	9,664	–	1,775	63	–	–	98
1.10%	–	4,261	–	155	209	–	–	2,920
1.15%	–	209,781	–	47,250	13,152	–	2,738	8,965
1.20%	–	5,088	–	250	–	–	–	452
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc	FedAmLeadS	FedCapApS
1.25%	–	78,353	–	17,447	4,330	–	2,265	3,032
1.30%	4,935,447	2,746	493,526	1,504	–	295,930	–	–
1.35%	–	24,168	–	3,984	99	–	–	–
1.40%	3,674,915	15,493	293,470	5,288	2,318	231,401	810	720
1.45%	–	73,197	–	24,194	4,874	–	2,504	1,507
1.50%	–	67,645	–	29,282	2,782	–	2,079	2,102
1.55%	–	179,654	–	61,061	17,652	–	9,528	6,281
1.60%	–	21,497	–	4,387	1,408	–	1,960	1,751
1.65%	–	104,700	–	29,179	3,212	–	2,575	5,646
1.70%	–	16,542	–	5,617	2,563	–	1,800	1,092
1.75%	–	73,281	–	16,735	3,378	–	273	883
1.80%	–	66,742	–	22,533	5,636	–	1,877	2,295
1.85%	–	46,914	–	11,706	1,635	–	423	1,600
1.90%	–	14,980	–	6,147	639	–	2,281	1,451
1.95%	–	19,844	–	4,961	2,973	–	2,314	1,221
2.00%	–	28,664	–	8,324	101	–	78	666
2.05%	–	52,956	–	7,420	2,058	–	3,882	4,029
2.10%	–	6,288	–	5,018	561	–	166	456
2.15%	–	11,882	–	2,009	–	–	1,791	158
2.20%	–	6,537	–	2,379	73	–	89	1,633
2.25%	–	17,575	–	4,063	4,189	–	1,241	2,736
2.30%	–	5,070	–	3,726	–	–	121	65
2.35%	–	9,560	–	1,730	–	–	38	231
2.40%	–	4,789	–	1,657	247	–	81	–
2.45%	–	1,546	–	489	–	–	–	37
2.50%	–	6,606	–	384	–	–	–	2
2.55%	–	994	–	–	–	–	192	439
2.60%	–	3,131	–	416	–	–	–	76
2.65%	–	282	–	181	–	–	–	–
2.70%	–	1,666	–	4,267	–	–	–	–
2.75%	–	249	–	–	–	–	23	–
2.80%	–	147	–	816	–	–	–	52
2.85%	–	–	–	130	–	–	–	–
2.90%	–	358	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	267	–	143	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	329
3.25%	–	–	–	–	–	–	–	–

Totals	$8,626,099	1,218,863	789,342	338,817	75,258	528,951	41,134	52,925

	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2	FidVIPHI	FidVIPOv
0.80%	$78	–	12,333	–	12,280	–	2,501	484
0.95%	–	4,111	–	–	–	–	–	–
1.05%	–	99	–	–	–	–	–	–
1.10%	–	588	–	4,302	–	2,039	–	–
1.15%	–	103,791	–	238,139	–	86,814	–	–
1.20%	–	2,751	–	4,719	–	352	–	–
1.25%	–	46,648	–	103,667	–	31,214	–	–
1.30%	150,696	–	8,349,404	3,158	8,802,378	481	1,339,639	1,589,399
1.35%	–	16,137	–	39,214	–	7,781	–	–
1.40%	149,838	6,259	5,105,296	21,976	3,196,758	11,325	1,173,727	514,412
1.45%	–	42,928	–	115,301	–	55,147	–	–
1.50%	–	27,028	–	63,033	–	21,748	–	–
1.55%	–	98,841	–	250,777	–	105,756	–	–
1.60%	–	10,198	–	30,200	–	7,160	–	–
1.65%	–	53,075	–	154,952	–	61,836	–	–
1.70%	–	17,874	–	27,530	–	16,037	–	–
1.75%	–	27,093	–	89,346	–	27,574	–	–
1.80%	–	68,554	–	128,980	–	54,860	–	–
1.85%	–	22,158	–	72,671	–	30,209	–	–
1.90%	–	9,185	–	19,945	–	11,097	–	–
1.95%	–	17,446	–	28,624	–	11,003	–	–
2.00%	–	13,718	–	63,580	–	20,878	–	–
2.05%	–	22,992	–	86,853	–	80,933	–	–
2.10%	–	8,725	–	27,462	–	9,851	–	–
2.15%	–	13,819	–	22,184	–	9,211	–	–
2.20%	–	5,813	–	23,568	–	2,024	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2	FidVIPHI	FidVIPOv
2.25%	–	9,805	–	22,655	–	9,340	–	–
2.30%	–	7,095	–	12,305	–	3,732	–	–
2.35%	–	3,641	–	21,462	–	11,044	–	–
2.40%	–	580	–	3,138	–	3,127	–	–
2.45%	–	307	–	4,936	–	1,510	–	–
2.50%	–	1,606	–	4,380	–	1,812	–	–
2.55%	–	23	–	2,413	–	14,033	–	–
2.60%	–	682	–	1,398	–	831	–	–
2.65%	–	9	–	169	–	211	–	–
2.70%	–	924	–	496	–	736	–	–
2.75%	–	–	–	98	–	339	–	–
2.80%	–	381	–	127	–	127	–	–
2.85%	–	126	–	192	–	128	–	–
2.90%	–	–	–	161	–	135	–	–
2.95%	–	49	–	211	–	–	–	–
3.00%	–	–	–	–	–	304	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–

Totals	$300,612	665,059	13,467,033	1,694,322	12,011,416	712,739	2,515,867	2,104,295

	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2
0.80%	$954	–	–	2,061	12,283	–	228	–
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	1,050	555	–	–	4,277	–	1,878
1.15%	–	27,967	59,854	–	–	310,676	–	127,753
1.20%	–	111	250	–	–	5,208	–	1,117
1.25%	–	10,687	18,886	–	–	160,245	–	52,858
1.30%	519,951	–	1,347	3,514,003	5,712,728	5,495	115,312	724
1.35%	–	–	7,167	–	–	89,678	–	23,100
1.40%	207,258	1,598	7,384	1,163,581	3,921,720	36,932	78,978	14,723
1.45%	–	5,500	30,987	–	–	165,342	–	55,343
1.50%	–	10,085	31,414	–	–	91,135	–	21,698
1.55%	–	13,972	49,711	–	–	335,531	–	129,542
1.60%	–	4,684	7,666	–	–	30,199	–	15,584
1.65%	–	8,773	17,998	–	–	167,871	–	47,000
1.70%	–	6,083	15,999	–	–	64,515	–	9,630
1.75%	–	3,296	22,386	–	–	147,050	–	58,778
1.80%	–	12,454	28,463	–	–	198,530	–	53,756
1.85%	–	6,403	12,634	–	–	104,265	–	21,256
1.90%	–	2,407	6,980	–	–	35,873	–	7,839
1.95%	–	1,657	5,487	–	–	55,854	–	10,667
2.00%	–	1,463	9,115	–	–	68,686	–	24,518
2.05%	–	2,624	4,492	–	–	134,609	–	20,460
2.10%	–	578	5,853	–	–	99,192	–	19,069
2.15%	–	1,747	5,304	–	–	44,953	–	8,989
2.20%	–	–	1,008	–	–	35,322	–	3,539
2.25%	–	32	906	–	–	47,744	–	3,808
2.30%	–	170	3,493	–	–	32,039	–	8,886
2.35%	–	10	2,393	–	–	36,503	–	5,868
2.40%	–	–	311	–	–	8,827	–	652
2.45%	–	–	369	–	–	11,214	–	474
2.50%	–	–	56	–	–	12,577	–	3,449
2.55%	–	–	–	–	–	6,752	–	264
2.60%	–	–	–	–	–	2,159	–	755
2.65%	–	–	1,097	–	–	1,617	–	–
2.70%	–	–	2,396	–	–	4,967	–	291
2.75%	–	–	196	–	–	2,591	–	3
2.80%	–	–	–	–	–	1,567	–	316
2.85%	–	–	–	–	–	97	–	364
2.90%	–	–	–	–	–	269	–	56
2.95%	–	–	–	–	–	307	–	–
3.00%	–	–	–	–	–	634	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	210	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$728,163	123,351	362,157	4,679,645	9,646,731	2,561,512	194,518	755,007

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPGrOp	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPFree10S2	FidVIPFree20S2	FidVIPFree30S2	FidVIPNtRsS2
0.80%	$816	–	1,768	–	–	–	–	–
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	3,161	–	285	–	–	–	250
1.15%	–	179,976	–	42,992	1,336	1,932	673	8,910
1.20%	–	2,064	–	47	–	–	–	–
1.25%	–	79,648	–	17,670	–	1,201	–	3,800
1.30%	289,962	3,863	171,141	210	–	–	–	2
1.35%	–	43,873	–	5,926	428	1,843	534	1,919
1.40%	229,859	19,890	92,799	3,731	24	386	–	718
1.45%	–	74,247	–	11,990	736	872	29	3,974
1.50%	–	82,651	–	14,465	954	41	–	1,299
1.55%	–	203,004	–	57,586	1,567	6,278	1,616	11,275
1.60%	–	25,640	–	6,381	1,112	41	–	222
1.65%	–	103,357	–	38,334	546	3,221	834	2,936
1.70%	–	36,006	–	5,520	390	–	69	125
1.75%	–	122,391	–	12,781	3,883	17,950	8,614	2,058
1.80%	–	129,939	–	23,756	2,913	100	–	4,525
1.85%	–	71,642	–	14,742	4	1,629	71	1,318
1.90%	–	27,669	–	4,699	39	–	–	1,227
1.95%	–	40,540	–	11,932	550	10,980	460	3,124
2.00%	–	48,531	–	9,971	1,664	6,016	706	1,691
2.05%	–	153,575	–	17,516	–	206	801	2,695
2.10%	–	55,259	–	6,914	300	355	1,781	3,932
2.15%	–	35,000	–	8,344	10,519	6,021	4,283	1,190
2.20%	–	19,982	–	2,267	423	494	–	2,462
2.25%	–	40,506	–	8,850	44	125	7,372	142
2.30%	–	15,434	–	1,337	96	914	5,255	156
2.35%	–	29,078	–	5,624	6,544	10,574	3,502	284
2.40%	–	5,493	–	222	5	568	41	781
2.45%	–	15,898	–	1,842	1,315	52	809	1,154
2.50%	–	7,875	–	1,012	25	169	301	10
2.55%	–	8,558	–	1,408	1,728	1	1,124	731
2.60%	–	1,687	–	3,553	221	–	–	–
2.65%	–	2,836	–	574	–	–	–	1,702
2.70%	–	5,783	–	82	513	–	221	7,227
2.75%	–	5,702	–	–	–	–	–	2,778
2.80%	–	1,034	–	402	–	–	–	–
2.85%	–	167	–	–	–	–	–	–
2.90%	–	101	–	–	–	1,392	264	–
2.95%	–	288	–	271	–	–	–	–
3.00%	–	427	–	83	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	232	–	260	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$520,637	1,703,007	265,708	343,579	37,879	73,361	39,360	74,617

	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
0.80%	$–	–	–	–	–	–	–	–
0.95%	–	–	2,972	3,596	–	302	2,009	–
1.05%	–	–	2,039	3,048	–	32	897	–
1.10%	–	–	10,183	1,476	44	647	2,488	25
1.15%	–	–	174,963	71,487	3,271	24,107	46,574	3,019
1.20%	–	–	4,583	836	–	667	862	–
1.25%	–	–	76,280	27,869	958	15,757	17,115	442
1.30%	–	–	5,260	2,261	–	191	100	6
1.35%	–	–	33,789	15,801	650	–	14,360	1,378
1.40%	–	–	18,664	7,941	354	4,336	6,950	625
1.45%	–	–	67,990	38,040	1,879	9,407	27,558	4,686
1.50%	–	–	89,664	24,182	933	8,135	25,781	103
1.55%	97	1,078	221,546	102,039	4,648	25,330	47,563	2,569
1.60%	–	–	25,441	11,851	125	13,542	12,364	23
1.65%	40	–	135,990	47,725	1,161	9,681	21,909	1,368
1.70%	–	–	30,614	17,913	202	8,160	9,344	185
1.75%	78	86	113,103	39,648	2,823	6,767	32,643	3,054
1.80%	–	–	108,312	48,666	3,698	15,969	33,250	852
1.85%	633	775	75,684	27,458	656	6,483	11,205	153
1.90%	–	–	27,274	7,332	205	5,246	3,911	27
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
1.95%	–	–	38,391	13,012	3,206	4,107	12,469	81
2.00%	–	–	48,039	18,002	656	2,237	17,265	597
2.05%	–	3,174	136,763	14,623	384	3,523	13,231	511
2.10%	–	–	45,727	8,173	2,086	2,609	6,231	2,185
2.15%	–	5,754	30,074	3,420	941	1,319	2,729	35
2.20%	–	–	32,656	11,361	2,079	207	3,445	63
2.25%	–	302	42,416	420	51	545	4,916	21
2.30%	138	97	26,151	2,326	173	–	6,549	175
2.35%	–	2,729	29,581	479	–	–	2,418	132
2.40%	–	–	5,414	633	–	–	556	–
2.45%	–	–	9,896	2,544	–	–	208	–
2.50%	–	–	12,777	53	10	–	72	–
2.55%	–	–	6,009	320	–	–	86	–
2.60%	–	–	7,741	–	–	–	54	–
2.65%	–	–	2,563	730	–	–	188	41
2.70%	–	–	1,590	3,352	45	–	650	–
2.75%	–	–	2,750	1,041	182	–	–	–
2.80%	–	–	982	–	–	–	–	–
2.85%	–	–	1,118	–	–	–	–	–
2.90%	–	–	28	–	–	–	35	–
2.95%	–	–	207	–	–	–	–	–
3.00%	–	–	143	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$986	13,995	1,705,367	579,658	31,420	169,306	387,985	22,356

	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6
0.80%	$–	1,461	–	4,481	43	–	1,409	–
0.95%	1,258	–	2,265	3,556	–	–	–	–
1.05%	79	–	2,480	66	–	–	–	–
1.10%	–	–	701	519	–	214	–	290
1.15%	6,654	–	53,310	87,422	–	17,673	–	37,025
1.20%	–	–	228	1,625	–	91	–	80
1.25%	2,639	–	12,062	42,335	–	3,255	–	7,090
1.30%	–	177,619	877	770,831	10,947	–	263,689	–
1.35%	–	–	8,165	14,129	–	–	–	6,280
1.40%	659	127,549	8,086	428,069	4,719	2,602	117,639	3,601
1.45%	1,184	–	31,770	31,949	–	3,197	–	17,589
1.50%	1,875	–	25,225	14,318	–	1,829	–	10,118
1.55%	12,609	–	64,885	91,488	–	18,151	–	46,578
1.60%	1,415	–	5,116	10,886	–	4,652	–	3,921
1.65%	1,411	–	10,255	54,112	–	3,718	–	12,812
1.70%	969	–	7,181	14,456	–	1,412	–	3,433
1.75%	484	–	25,323	25,718	–	1,778	–	18,330
1.80%	4,164	–	42,763	48,948	–	9,746	–	24,380
1.85%	3,893	–	28,500	19,865	–	4,060	–	9,838
1.90%	1,673	–	6,629	5,437	–	3,166	–	2,144
1.95%	732	–	10,994	14,848	–	2,271	–	12,574
2.00%	191	–	13,911	11,757	–	915	–	8,224
2.05%	2,074	–	11,269	39,523	–	3,074	–	6,097
2.10%	868	–	15,486	13,794	–	1,386	–	4,006
2.15%	262	–	3,321	5,608	–	1,569	–	3,373
2.20%	56	–	3,972	7,358	–	141	–	2,844
2.25%	–	–	155	5,217	–	1,952	–	3,014
2.30%	68	–	6,828	5,741	–	–	–	108
2.35%	–	–	2,829	3,409	–	–	–	388
2.40%	–	–	18	2,464	–	–	–	1,235
2.45%	–	–	140	965	–	679	–	1,870
2.50%	–	–	52	559	–	–	–	10
2.55%	–	–	104	1,320	–	–	–	771
2.60%	–	–	72	–	–	–	–	–
2.65%	–	–	254	335	–	–	–	1,339
2.70%	–	–	73	4,379	–	–	–	10,210
2.75%	–	–	–	107	–	–	–	2,091
2.80%	–	–	–	237	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	41	168	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6
2.95%	–	–	–	304	–	–	–	–
3.00%	–	–	–	88	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$45,217	306,629	405,340	1,788,391	15,709	87,531	382,737	261,663

	GVITFHiInc	GVITFHiInc3	GVITGlFin2	GVITGlFin3	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech
0.80%	$–	–	–	298	–	235	–	22
0.95%	7,124	820	276	–	328	–	556	–
1.05%	996	1,551	129	–	–	–	575	–
1.10%	572	–	–	–	71	–	158	–
1.15%	59,480	15,175	4,364	–	4,903	–	13,738	–
1.20%	1,402	–	647	–	90	–	–	–
1.25%	30,480	5,762	2,714	–	7,889	–	8,031	–
1.30%	33	–	–	26,481	20	75,686	49	7,093
1.35%	15,733	4,114	166	–	–	–	5,731	–
1.40%	7,865	1,118	326	19,030	293	45,516	1,073	1,091
1.45%	32,695	16,649	1,118	–	1,234	–	11,103	–
1.50%	16,622	5,261	265	–	1,678	–	4,144	–
1.55%	97,898	20,483	3,585	–	6,577	–	23,600	–
1.60%	8,592	1,143	627	–	275	–	1,149	–
1.65%	37,804	7,285	1,418	–	4,355	–	6,039	–
1.70%	11,616	1,321	712	–	2,512	–	1,671	–
1.75%	19,832	4,133	330	–	778	–	6,712	–
1.80%	40,054	5,517	7,378	–	5,848	–	11,304	–
1.85%	19,224	3,561	159	–	2,227	–	2,703	–
1.90%	7,137	1,560	–	–	747	–	968	–
1.95%	5,982	3,235	510	–	628	–	4,651	–
2.00%	6,059	3,128	31	–	–	–	5,384	–
2.05%	7,075	4,404	–	–	1,215	–	749	–
2.10%	9,044	1,535	115	–	274	–	2,566	–
2.15%	4,917	1,835	9	–	8	–	333	–
2.20%	2,155	509	–	–	187	–	1,004	–
2.25%	344	486	–	–	–	–	223	–
2.30%	155	897	420	–	265	–	953	–
2.35%	2,237	317	–	–	–	–	175	–
2.40%	27	–	–	–	48	–	575	–
2.45%	–	–	–	–	–	–	701	–
2.50%	–	–	–	–	–	–	17	–
2.55%	99	–	–	–	–	–	586	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	346	–
2.70%	117	–	–	–	–	–	3,895	–
2.75%	5	–	–	–	–	–	989	–
2.80%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$453,375	111,799	25,299	45,809	42,450	121,437	122,451	8,206

	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIDAgg2
0.80%	$–	145	–	–	113	4,775	10,281	4,516
0.95%	67	–	49	49	–	5,872	–	191
1.05%	–	–	177	–	–	1,942	–	1,536
1.10%	–	–	124	–	–	1,670	–	1,796
1.15%	4,417	–	5,688	2,307	–	136,473	–	123,803
1.20%	76	–	–	111	–	1,091	–	2,983
1.25%	3,692	–	2,736	2,553	–	52,899	–	52,737
1.30%	–	44,702	–	–	57,504	1,847,326	684,496	118,617
1.35%	–	–	928	–	–	18,572	–	33,338
1.40%	338	19,617	237	218	50,289	1,167,640	321,190	86,210
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIDAgg2
1.45%	1,322	–	2,816	353	–	68,251	–	42,127
1.50%	935	–	502	117	–	28,660	–	52,848
1.55%	3,023	–	7,659	2,599	–	140,568	–	115,565
1.60%	1,164	–	448	44	–	7,071	–	31,071
1.65%	1,503	–	2,056	243	–	50,612	–	671,548
1.70%	780	–	1,027	778	–	11,984	–	31,944
1.75%	630	–	1,765	84	–	34,986	–	427,292
1.80%	2,009	–	5,110	1,466	–	55,431	–	61,713
1.85%	1,066	–	757	1,640	–	22,602	–	190,603
1.90%	1,503	–	531	1,398	–	7,666	–	364,975
1.95%	1,517	–	4,398	84	–	10,953	–	257,550
2.00%	91	–	539	–	–	20,244	–	419,047
2.05%	158	–	2,149	–	–	30,964	–	475,753
2.10%	272	–	935	533	–	20,425	–	147,968
2.15%	682	–	1,855	–	–	8,454	–	178,976
2.20%	–	–	19	–	–	5,703	–	87,320
2.25%	–	–	–	–	–	3,723	–	1,140,920
2.30%	–	–	63	–	–	4,945	–	223,763
2.35%	–	–	71	–	–	6,922	–	487,380
2.40%	–	–	244	–	–	2,656	–	26,167
2.45%	406	–	–	–	–	538	–	281,850
2.50%	–	–	10	–	–	631	–	34,779
2.55%	–	–	6	–	–	335	–	168,780
2.60%	–	–	–	–	–	531	–	193,224
2.65%	–	–	–	–	–	–	–	53,400
2.70%	–	–	–	–	–	858	–	74,075
2.75%	–	–	–	–	–	3	–	4,576
2.80%	–	–	–	–	–	377	–	39,413
2.85%	–	–	–	–	–	–	–	2,109
2.90%	–	–	–	–	–	57	–	15,441
2.95%	–	–	–	–	–	51	–	8,715
3.00%	–	–	–	–	–	–	–	13,812
3.05%	–	–	–	–	–	–	–	1,548
3.10%	–	–	–	–	–	–	–	6,134
3.15%	–	–	–	–	–	–	–	3,093
3.25%	–	–	–	–	–	–	–	–

Totals	$25,651	64,464	42,899	14,577	107,906	3,784,461	1,015,967	6,761,206

	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr
0.80%	$776	5,168	7,344	1,380	97	283	–	940
0.95%	17	3,466	2,027	315	–	–	–	–
1.05%	2	9,657	9,736	412	–	–	–	–
1.10%	53	14,846	6,131	451	–	–	–	–
1.15%	179,700	820,918	467,704	381,338	–	–	–	–
1.20%	1,840	16,846	32,294	2,425	–	–	–	–
1.25%	45,141	339,358	222,264	132,538	–	–	–	–
1.30%	86,828	436,412	288,853	138,853	–	44,411	14,954	130,261
1.35%	19,574	177,151	127,318	73,114	–	–	–	–
1.40%	126,238	496,096	282,634	195,634	1,547	35,335	8,364	64,159
1.45%	74,691	237,256	128,248	112,187	–	–	–	–
1.50%	39,736	203,428	106,302	98,309	–	–	–	–
1.55%	256,406	896,472	493,560	384,822	–	–	–	–
1.60%	17,561	108,071	54,836	33,380	–	–	–	–
1.65%	175,050	1,525,371	1,453,902	301,493	–	–	–	–
1.70%	20,684	184,451	90,400	40,873	–	–	–	–
1.75%	117,418	817,897	912,634	231,478	–	–	–	–
1.80%	163,071	509,244	340,668	290,717	–	–	–	–
1.85%	43,428	382,998	376,525	164,809	–	–	–	–
1.90%	60,451	394,617	417,454	121,458	–	–	–	–
1.95%	23,858	302,437	362,272	68,957	–	–	–	–
2.00%	61,014	459,071	465,211	119,400	–	–	–	–
2.05%	63,652	615,704	668,989	134,100	–	–	–	–
2.10%	19,780	190,849	303,199	82,390	–	–	–	–
2.15%	37,319	302,062	348,597	72,260	–	–	–	–
2.20%	15,003	138,967	212,737	41,502	–	–	–	–
2.25%	24,152	654,009	846,656	87,514	–	–	–	–
2.30%	18,008	131,125	180,735	32,489	–	–	–	–
2.35%	47,152	406,346	604,154	58,952	–	–	–	–
2.40%	232	35,379	46,817	5,564	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr
2.45%	26,065	109,705	160,706	4,851	–	–	–	–
2.50%	8,093	116,870	118,800	14,509	–	–	–	–
2.55%	8,402	151,072	161,142	29,869	–	–	–	–
2.60%	4,180	60,843	85,862	13,909	–	–	–	–
2.65%	6,614	27,406	44,561	–	–	–	–	–
2.70%	3,221	39,890	66,763	44,274	–	–	–	–
2.75%	–	3,328	14,225	1,850	–	–	–	–
2.80%	121	11,230	40,985	4,317	–	–	–	–
2.85%	880	7,180	4,786	308	–	–	–	–
2.90%	1,409	2,866	21,076	2,033	–	–	–	–
2.95%	–	6,654	3,756	284	–	–	–	–
3.00%	–	3,007	2,840	1,174	–	–	–	–
3.05%	–	2,610	10,541	–	–	–	–	–
3.10%	–	10,252	12,131	–	–	–	–	–
3.15%	–	1,864	1,600	–	–	–	–	–
3.25%	–	784	1,124	–	–	–	–	–

Totals	$1,797,820	11,371,233	10,611,099	3,526,492	1,644	80,029	23,318	195,360

	GVITMdCpGr2	GVITMyMkt	GVITNWFund	GVITNWFund2	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal
0.80%	$–	13,843	38,458	–	251	462	–	7,767
0.95%	1,625	–	–	–	–	–	–	–
1.05%	1,553	–	–	–	–	–	–	–
1.10%	300	1,805	–	104	–	–	360	–
1.15%	41,207	171,882	–	39,145	–	–	27,311	–
1.20%	292	168	–	164	–	–	–	–
1.25%	13,545	59,676	–	9,718	–	–	8,420	–
1.30%	153	2,712,487	3,269,543	125	34,613	130,035	–	1,142,922
1.35%	4,943	27,148	–	2,453	–	–	3,807	–
1.40%	2,875	1,874,788	1,721,204	109	11,781	66,408	3,219	577,834
1.45%	17,501	208,974	–	4,698	–	–	12,978	–
1.50%	7,682	31,240	–	7,288	–	–	3,977	–
1.55%	34,575	227,318	–	35,361	–	–	24,715	–
1.60%	1,162	26,329	–	2,009	–	–	1,682	–
1.65%	22,390	75,832	–	16,136	–	–	8,025	–
1.70%	4,885	11,581	–	1,178	–	–	6,789	–
1.75%	17,848	70,767	–	9,239	–	–	10,814	–
1.80%	15,728	159,238	–	8,206	–	–	11,883	–
1.85%	11,540	55,976	–	10,348	–	–	3,652	–
1.90%	6,089	7,136	–	5,456	–	–	4,373	–
1.95%	8,940	21,463	–	3,242	–	–	12,657	–
2.00%	11,460	47,353	–	2,699	–	–	1,755	–
2.05%	11,845	43,146	–	3,962	–	–	7,123	–
2.10%	3,844	48,569	–	2,333	–	–	1,541	–
2.15%	8,556	16,614	–	2,577	–	–	1,766	–
2.20%	2,416	22,216	–	175	–	–	567	–
2.25%	7,555	13,097	–	1,527	–	–	1,844	–
2.30%	2,686	13,862	–	1,167	–	–	850	–
2.35%	5,185	10,467	–	4,791	–	–	260	–
2.40%	1,905	3,977	–	145	–	–	–	–
2.45%	1,317	1,391	–	290	–	–	–	–
2.50%	2,010	3,579	–	35	–	–	64	–
2.55%	437	9,389	–	200	–	–	–	–
2.60%	869	2,082	–	271	–	–	–	–
2.65%	36	141	–	–	–	–	–	–
2.70%	119	1,891	–	165	–	–	–	–
2.75%	83	1,026	–	–	–	–	–	–
2.80%	57	170	–	–	–	–	–	–
2.85%	–	931	–	–	–	–	–	–
2.90%	50	47	–	80	–	–	–	–
2.95%	–	–	–	291	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$275,263	5,997,599	5,029,205	175,687	46,645	196,905	160,432	1,728,523

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITSmCapVal2	GVITSmComp	GVITSmComp2	GVITUSGro2	GVITUSGro3	GVITMltSec	GVITVal2	GVITWLead3
0.80%	$–	16,795	–	–	445	369	342	16
0.95%	1,149	–	3,938	–	–	4,251	1,335	–
1.05%	136	–	1,401	–	–	1,554	2	–
1.10%	432	–	838	218	–	176	783	–
1.15%	73,492	–	95,424	25,672	–	48,966	49,627	–
1.20%	212	–	838	–	–	13	138	–
1.25%	41,282	–	58,488	8,360	–	24,820	24,286	–
1.30%	88	1,639,466	2,569	–	59,173	174,764	60,013	9,798
1.35%	14,046	–	21,542	3,337	–	10,038	8,750	–
1.40%	6,116	1,139,060	7,108	1,653	55,070	147,732	33,774	7,051
1.45%	38,915	–	55,326	8,097	–	52,844	19,650	–
1.50%	13,996	–	31,786	10,428	–	13,841	70,239	–
1.55%	87,541	–	101,698	42,456	–	58,136	67,952	–
1.60%	9,087	–	7,913	2,349	–	5,195	13,300	–
1.65%	22,538	–	33,966	12,357	–	27,663	31,455	–
1.70%	8,931	–	20,304	3,483	–	11,227	35,779	–
1.75%	30,756	–	36,307	21,840	–	34,813	46,204	–
1.80%	33,542	–	74,063	24,285	–	25,293	38,756	–
1.85%	16,673	–	26,725	8,986	–	14,084	22,249	–
1.90%	9,513	–	13,822	7,385	–	5,583	17,103	–
1.95%	13,499	–	8,859	5,625	–	4,211	21,122	–
2.00%	7,134	–	18,625	2,562	–	9,739	17,666	–
2.05%	12,975	–	15,667	5,693	–	10,324	18,199	–
2.10%	17,803	–	30,281	8,378	–	6,593	17,240	–
2.15%	5,079	–	7,547	3,241	–	4,901	13,353	–
2.20%	3,387	–	8,436	6,578	–	592	12,464	–
2.25%	3,881	–	64	2,774	–	6,453	9,513	–
2.30%	4,370	–	5,290	1,026	–	62	11,784	–
2.35%	280	–	1,101	1,631	–	262	9,905	–
2.40%	121	–	269	274	–	–	2,842	–
2.45%	767	–	1,282	1,568	–	–	2,849	–
2.50%	13	–	39	5,995	–	–	4,023	–
2.55%	–	–	861	1,749	–	–	2,372	–
2.60%	–	–	18	60	–	–	437	–
2.65%	–	–	165	–	–	–	1,322	–
2.70%	707	–	27	24	–	–	152	–
2.75%	–	–	–	279	–	–	2,211	–
2.80%	–	–	–	–	–	–	881	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	16	–	–	–	359	–
2.95%	–	–	–	307	–	–	287	–
3.00%	–	–	–	–	–	–	752	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$478,461	2,795,321	692,603	228,670	114,688	704,499	691,470	16,865

	JanBal	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap
0.80%	$–	1,359	269	62	366	526	–	625
0.95%	275	2,969	–	–	9,096	768	838	–
1.05%	229	1,833	–	–	1,524	239	1,751	–
1.10%	87	–	–	–	131	48	–	–
1.15%	23,102	13,792	–	–	6,277	7,621	3,577	–
1.20%	385	189	–	–	–	–	–	–
1.25%	10,151	12,060	–	–	4,737	3,293	1,789	–
1.30%	–	263,415	55,481	44,299	125,545	87,153	–	205,799
1.35%	–	–	–	–	25	–	476	–
1.40%	2,792	137,850	11,901	29,613	38,358	50,969	627	122,413
1.45%	7,534	16,781	–	–	349	808	560	–
1.50%	8,683	2,360	–	–	944	1,398	9,127	–
1.55%	36,681	26,206	–	–	12,556	6,099	4,290	–
1.60%	2,966	2,464	–	–	221	3,977	527	–
1.65%	14,472	7,383	–	–	1,146	1,151	1,141	–
1.70%	4,743	10,810	–	–	3,610	2,754	1,132	–
1.75%	20,862	3,294	–	–	945	1,139	1,661	–
1.80%	11,972	10,269	–	–	3,470	5,357	1,597	–
1.85%	2,400	1,541	–	–	906	2,573	463	–
1.90%	520	854	–	–	1,016	10	15	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	JanBal	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap
1.95%	3,930	1,538	–	–	1,759	1,095	247	–
2.00%	3,150	1,925	–	–	120	629	361	–
2.05%	5,469	6,145	–	–	3,438	1,318	663	–
2.10%	1,723	235	–	–	326	546	423	–
2.15%	1,995	331	–	–	850	186	1,342	–
2.20%	116	1,692	–	–	118	–	706	–
2.25%	1,156	74	–	–	–	–	1,019	–
2.30%	1,205	1,594	–	–	–	–	551	–
2.35%	474	175	–	–	–	–	150	–
2.40%	–	52	–	–	–	–	234	–
2.45%	2,918	205	–	–	–	383	–	–
2.50%	18	110	–	–	–	–	19	–
2.55%	211	63	–	–	–	–	–	–
2.60%	–	146	–	–	–	–	–	–
2.65%	–	9	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	–	146	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$170,219	529,869	67,651	73,974	217,833	180,040	35,286	328,837

	MFSInvGrStS	MFSValS	MTBAggGr2	MTBConGr2	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMTFasc
0.80%	$–	–	–	–	–	–	–	–
0.95%	996	–	–	–	–	–	–	524
1.05%	17	–	–	–	–	–	–	44
1.10%	1,361	6,865	–	–	–	–	–	298
1.15%	30,305	27,301	–	–	2,461	1,567	14,397	6,453
1.20%	1,500	446	–	–	–	–	–	30
1.25%	15,915	15,394	12	86	2,969	3,874	22,323	3,602
1.30%	1,088	–	–	–	–	–	–	814
1.35%	4,361	5,720	401	87	73	301	1,584	1,968
1.40%	3,986	6,842	–	–	112	90	1,721	979
1.45%	8,099	15,269	–	–	495	464	123	4,312
1.50%	42,221	18,577	–	–	983	556	1,010	2,477
1.55%	45,614	42,421	1	–	4	2	3,232	11,861
1.60%	9,499	5,276	–	–	1,929	1,557	17,185	1,681
1.65%	22,111	16,530	–	–	1,135	732	6,238	7,597
1.70%	10,267	7,283	–	–	551	1,174	10,129	911
1.75%	26,068	27,352	50	41	12	1,534	7,894	5,978
1.80%	31,082	33,298	–	–	–	–	–	3,516
1.85%	17,447	19,633	–	–	–	6	889	3,058
1.90%	7,434	6,619	–	–	449	123	630	2,216
1.95%	6,965	7,591	–	–	100	–	3,693	3,226
2.00%	13,877	13,320	–	–	–	–	172	4,067
2.05%	22,813	21,241	–	–	–	–	–	4,556
2.10%	9,049	18,839	–	–	–	–	3	1,072
2.15%	3,750	5,395	–	–	–	–	–	954
2.20%	4,984	7,578	–	–	–	71	452	1,642
2.25%	6,458	5,511	–	–	–	–	–	–
2.30%	5,082	7,113	–	–	–	–	–	263
2.35%	3,029	9,940	–	–	248	252	242	–
2.40%	1,881	3,268	–	–	–	–	–	438
2.45%	2,063	2,514	–	–	–	–	–	–
2.50%	1,034	791	–	–	–	–	–	92
2.55%	357	1,397	–	–	–	–	–	–
2.60%	125	3,070	–	–	–	–	310	–
2.65%	167	168	–	–	–	–	–	–
2.70%	248	1,869	–	–	–	–	–	–
2.75%	351	393	–	–	–	–	–	–
2.80%	50	518	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSInvGrStS	MFSValS	MTBAggGr2	MTBConGr2	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMTFasc
2.95%	215	51	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	168	178	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$362,037	365,571	464	214	11,521	12,303	92,227	74,629

	NBAMTGro	NBAMTGuard	NBAMTInt	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes
0.80%	$3,033	852	–	348	–	6,002	–	–
0.95%	–	–	–	6,086	41	–	–	4,382
1.05%	–	–	–	3,392	48	–	–	2,967
1.10%	–	–	147	4,390	255	–	457	3,933
1.15%	–	–	2,021	70,245	18,032	–	1,635	27,069
1.20%	–	–	–	1,198	87	–	–	–
1.25%	–	–	633	25,388	9,148	–	182	6,439
1.30%	1,634,603	172,978	–	635,484	149	1,558,742	–	22,764
1.35%	–	–	207	6,988	–	–	640	4,681
1.40%	425,495	127,561	112	484,213	2,729	1,333,285	40	4,437
1.45%	–	–	549	64,220	12,276	–	988	16,408
1.50%	–	–	365	26,621	2,926	–	321	7,411
1.55%	–	–	2,166	93,698	18,653	–	2,162	30,644
1.60%	–	–	4	6,842	2,605	–	–	720
1.65%	–	–	413	41,189	10,409	–	477	20,441
1.70%	–	–	49	15,259	5,391	–	35	1,921
1.75%	–	–	3,147	63,968	4,660	–	1,094	29,231
1.80%	–	–	718	52,076	11,339	–	616	16,227
1.85%	–	–	270	24,921	4,801	–	200	9,534
1.90%	–	–	157	9,058	2,289	–	186	2,164
1.95%	–	–	2,663	6,290	2,956	–	2,665	6,117
2.00%	–	–	1,006	19,678	1,570	–	341	7,369
2.05%	–	–	556	15,864	6,773	–	354	10,350
2.10%	–	–	1,246	12,649	927	–	204	10,832
2.15%	–	–	1,840	3,941	1,261	–	1,365	4,669
2.20%	–	–	88	1,327	2,339	–	211	8,833
2.25%	–	–	21	6,019	731	–	16	899
2.30%	–	–	39	1,659	922	–	20	4,720
2.35%	–	–	1,918	3,309	192	–	370	5,869
2.40%	–	–	20	627	100	–	–	460
2.45%	–	–	122	483	189	–	325	755
2.50%	–	–	–	341	184	–	–	2,611
2.55%	–	–	115	2,943	–	–	164	356
2.60%	–	–	90	194	–	–	–	742
2.65%	–	–	–	–	–	–	26	208
2.70%	–	–	85	66	34	–	18	688
2.75%	–	–	–	22	–	–	–	1
2.80%	–	–	–	–	55	–	–	214
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	49	–	–	–	–	87
2.95%	–	–	–	–	–	–	–	52
3.00%	–	–	–	–	–	–	–	222
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$2,063,131	301,391	20,816	1,710,996	124,071	2,898,029	15,112	277,427

	OppAggGro	OppBal	OppBdFd	OppCapAp	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
0.80%	$1,026	2,849	1,521	5,133	–	1,452	–	3,199
0.95%	–	–	–	–	1,446	–	6,161	–
1.05%	–	–	–	–	342	–	4,378	–
1.10%	–	–	–	–	1,877	–	1,300	–
1.15%	–	–	–	–	106,418	–	117,722	–
1.20%	–	–	–	–	1,660	–	768	–
1.25%	–	–	–	–	62,483	–	52,546	–
1.30%	239,915	1,304,482	1,109,259	1,127,138	1,273	833,898	1,805	2,543,720
1.35%	–	–	–	–	22,265	–	37,684	–
1.40%	104,368	906,059	919,625	624,389	9,679	336,558	7,189	1,772,689
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppAggGro	OppBal	OppBdFd	OppCapAp	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
1.45%	–	–	–	–	55,205	–	63,829	–
1.50%	–	–	–	–	28,955	–	22,608	–
1.55%	–	–	–	–	133,139	–	123,444	–
1.60%	–	–	–	–	10,624	–	7,562	–
1.65%	–	–	–	–	66,065	–	42,615	–
1.70%	–	–	–	–	16,259	–	11,769	–
1.75%	–	–	–	–	39,371	–	40,286	–
1.80%	–	–	–	–	63,270	–	72,214	–
1.85%	–	–	–	–	27,917	–	29,003	–
1.90%	–	–	–	–	13,370	–	5,996	–
1.95%	–	–	–	–	16,200	–	11,983	–
2.00%	–	–	–	–	20,014	–	22,704	–
2.05%	–	–	–	–	45,295	–	11,887	–
2.10%	–	–	–	–	17,737	–	20,805	–
2.15%	–	–	–	–	11,700	–	6,379	–
2.20%	–	–	–	–	10,600	–	10,609	–
2.25%	–	–	–	–	15,371	–	217	–
2.30%	–	–	–	–	6,834	–	3,604	–
2.35%	–	–	–	–	11,735	–	1,361	–
2.40%	–	–	–	–	2,084	–	1,009	–
2.45%	–	–	–	–	3,630	–	–	–
2.50%	–	–	–	–	2,967	–	55	–
2.55%	–	–	–	–	763	–	289	–
2.60%	–	–	–	–	721	–	–	–
2.65%	–	–	–	–	137	–	–	–
2.70%	–	–	–	–	214	–	14	–
2.75%	–	–	–	–	73	–	–	–
2.80%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	130	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$345,309	2,213,390	2,030,405	1,756,660	827,823	1,171,908	739,795	4,319,608

	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	PioSmCapV	PVTGroInc	PVTIntEq
0.80%	$–	–	767	–	–	–	–	–
0.95%	953	3,032	–	908	189	3,983	1,469	–
1.05%	508	1,056	–	555	20	3,927	357	–
1.10%	490	640	–	1,442	581	–	572	–
1.15%	51,646	58,480	–	75,840	36,051	–	15,873	2,402
1.20%	1,047	1,205	–	630	101	–	–	–
1.25%	48,717	29,344	–	34,791	14,480	–	5,022	1,789
1.30%	2,656	36	264,054	551	25	–	–	–
1.35%	–	11,654	–	15,904	7,401	–	1,953	–
1.40%	9,878	11,535	141,423	9,313	2,187	83	698	1,532
1.45%	21,133	74,926	–	31,121	16,067	–	4,007	1,267
1.50%	10,907	10,535	–	24,050	10,561	–	4,388	2,332
1.55%	51,045	98,758	–	102,966	50,943	–	23,898	5,095
1.60%	4,315	8,819	–	12,253	5,126	–	1,716	112
1.65%	23,804	27,510	–	51,430	12,610	–	19,907	1,787
1.70%	7,270	8,861	–	19,867	5,864	–	1,815	1,497
1.75%	12,029	29,382	–	30,303	12,984	–	6,914	852
1.80%	31,123	49,578	–	64,072	34,149	–	9,200	2,408
1.85%	10,362	18,781	–	20,840	7,269	–	4,392	539
1.90%	6,323	7,390	–	9,585	2,468	–	1,084	585
1.95%	1,929	4,337	–	14,416	7,453	–	1,879	–
2.00%	1,876	15,607	–	22,497	4,243	–	5,872	151
2.05%	5,293	11,295	–	25,311	3,129	–	6,219	556
2.10%	7,814	8,563	–	12,923	3,243	–	3,404	77
2.15%	1,678	1,671	–	14,654	2,579	–	5,603	–
2.20%	–	3,814	–	4,859	669	–	701	–
2.25%	142	1,110	–	9,479	114	–	4,237	–
2.30%	242	405	–	6,429	95	–	569	–
2.35%	–	771	–	8,868	658	–	870	–
2.40%	–	–	–	340	6	–	606	366
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	PioSmCapV	PVTGroInc	PVTIntEq
2.45%	–	54	–	1,931	296	–	314	–
2.50%	–	–	–	1,302	49	–	701	–
2.55%	–	–	–	785	39	–	–	–
2.60%	–	–	–	1,236	18	–	453	–
2.65%	–	–	–	739	–	–	–	56
2.70%	–	–	–	1,362	34	–	–	–
2.75%	–	–	–	739	–	–	76	–
2.80%	–	–	–	528	–	–	80	–
2.85%	–	–	–	770	–	–	–	–
2.90%	–	–	–	80	13	–	–	–
2.95%	–	–	–	49	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$313,180	499,149	406,244	635,718	241,714	7,993	134,849	23,403

	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
0.80%	$–	–	–	–	19	137	476	1,127
0.95%	18	–	–	–	–	–	–	–
1.05%	508	–	–	–	–	–	–	–
1.10%	151	88	176	42	–	–	–	–
1.15%	5,775	4,256	9,817	2,007	–	–	–	–
1.20%	71	–	–	–	–	–	–	–
1.25%	3,990	614	2,784	178	–	–	–	–
1.30%	–	–	18	–	45,023	279,631	99,553	324,080
1.35%	317	966	4,499	590	–	–	–	–
1.40%	38	106	692	365	45,229	138,476	38,275	180,576
1.45%	1,509	373	2,955	353	–	–	–	–
1.50%	2,354	3,189	1,575	153	–	–	–	–
1.55%	7,808	5,767	9,328	2,175	–	–	–	–
1.60%	272	175	1,433	153	–	–	–	–
1.65%	8,777	463	2,385	882	–	–	–	–
1.70%	720	454	1,106	67	–	–	–	–
1.75%	2,017	3,266	7,188	2,641	–	–	–	–
1.80%	1,699	1,470	1,442	887	–	–	–	–
1.85%	2,733	595	1,587	59	–	–	–	–
1.90%	776	96	205	18	–	–	–	–
1.95%	527	341	5,340	49	–	–	–	–
2.00%	1,947	1,671	2,246	2,370	–	–	–	–
2.05%	5,829	203	374	20	–	–	–	–
2.10%	245	1,957	1,429	112	–	–	–	–
2.15%	825	1,938	2,822	1,074	–	–	–	–
2.20%	776	1,184	1,602	544	–	–	–	–
2.25%	1,364	204	215	–	–	–	–	–
2.30%	1,036	767	474	54	–	–	–	–
2.35%	662	1,604	3,252	751	–	–	–	–
2.40%	1,464	34	73	1	–	–	–	–
2.45%	314	100	276	–	–	–	–	–
2.50%	572	37	181	11	–	–	–	–
2.55%	52	16	34	2,745	–	–	–	–
2.60%	446	4	–	–	–	–	–	–
2.65%	29	22	22	–	–	–	–	–
2.70%	209	377	256	58	–	–	–	–
2.75%	73	–	–	–	–	–	–	–
2.80%	103	–	13	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	6	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$56,006	32,343	65,799	18,359	90,271	418,244	138,304	505,783

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	VEWrldHAsR1	VEWrldHAs	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2	VicDivrStk
0.80%	$517	2,232	–	236	–	7,004	–	–
0.95%	–	–	106	–	385	–	4,243	–
1.05%	–	–	27	–	–	–	419	–
1.10%	–	–	414	–	289	–	3,138	–
1.15%	–	–	18,300	–	6,705	–	138,061	506
1.20%	–	–	85	–	–	–	550	–
1.25%	–	–	7,724	–	4,699	–	49,055	4,125
1.30%	149,871	407,595	–	116,956	–	1,475,800	228	–
1.35%	–	–	6,136	–	–	–	31,077	109
1.40%	82,942	184,496	1,848	66,152	368	970,720	12,299	–
1.45%	–	–	15,223	–	4,606	–	51,913	1
1.50%	–	–	19,980	–	4,523	–	35,398	1,131
1.55%	–	–	19,486	–	6,926	–	176,583	51
1.60%	–	–	2,370	–	902	–	15,589	301
1.65%	–	–	11,826	–	873	–	51,353	277
1.70%	–	–	6,370	–	1,032	–	14,081	533
1.75%	–	–	15,000	–	733	–	46,093	623
1.80%	–	–	16,171	–	2,198	–	85,885	371
1.85%	–	–	7,818	–	2,518	–	44,112	314
1.90%	–	–	3,797	–	933	–	14,130	–
1.95%	–	–	4,654	–	345	–	11,567	945
2.00%	–	–	6,797	–	45	–	14,355	40
2.05%	–	–	5,822	–	1,100	–	22,158	–
2.10%	–	–	2,561	–	1,706	–	10,605	237
2.15%	–	–	6,221	–	1,118	–	4,217	–
2.20%	–	–	3,560	–	77	–	8,944	–
2.25%	–	–	2,849	–	–	–	6,476	–
2.30%	–	–	4,285	–	–	–	677	–
2.35%	–	–	3,265	–	–	–	392	–
2.40%	–	–	568	–	–	–	1,252	–
2.45%	–	–	1,402	–	265	–	2,534	–
2.50%	–	–	234	–	–	–	73	–
2.55%	–	–	366	–	–	–	459	–
2.60%	–	–	183	–	–	–	–	–
2.65%	–	–	–	–	–	–	963	–
2.70%	–	–	150	–	–	–	4,237	–
2.75%	–	–	2	–	–	–	1,069	–
2.80%	–	–	–	–	–	–	–	–
2.85%	–	–	85	–	–	–	–	–
2.90%	–	–	45	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$233,330	594,323	195,730	183,344	42,346	2,453,524	864,185	9,564

	WFDisc	WFTrustOp	WFLrgCoGro	WFMnMrkt	WFTotRetBd
0.80%	$577	7,014	–	–	–
0.95%	–	–	–	–	–
1.05%	–	–	–	–	–
1.10%	–	–	–	–	–
1.15%	–	–	–	91	15
1.20%	–	–	–	–	–
1.25%	–	–	–	–	–
1.30%	663,804	3,696,357	–	–	–
1.35%	–	–	–	–	–
1.40%	297,030	1,531,106	7	1,022	–
1.45%	–	–	–	–	–
1.50%	–	–	–	–	–
1.55%	–	–	–	–	–
1.60%	–	–	–	–	–
1.65%	–	–	–	2	–
1.70%	–	–	–	–	–
1.75%	–	–	18	–	–
1.80%	–	–	–	–	–
1.85%	–	–	–	–	–
1.90%	–	–	310	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	WFDisc	WFTrustOp	WFLrgCoGro	WFMnMrkt	WFTotRetBd
1.95%	–	–	–	–	–
2.00%	–	–	56	–	–
2.05%	–	–	–	–	–
2.10%	–	–	598	–	–
2.15%	–	–	–	–	–
2.20%	–	–	628	–	–
2.25%	–	–	–	–	–
2.30%	–	–	–	–	–
2.35%	–	–	–	–	–
2.40%	–	–	–	–	–
2.45%	–	–	–	–	–
2.50%	–	–	–	–	–
2.55%	–	–	–	–	–
2.60%	–	–	–	–	–
2.65%	–	–	–	–	–
2.70%	–	–	–	–	–
2.75%	–	–	–	–	–
2.80%	–	–	–	–	–
2.85%	–	–	–	–	–
2.90%	–	–	–	–	–
2.95%	–	–	–	–	–
3.00%	–	–	–	–	–
3.05%	–	–	–	–	–
3.10%	–	–	–	–	–
3.15%	–	–	–	–	–
3.25%	–	–	–	–	–

Totals	$961,411	5,234,477	1,617	1,115	15

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $281,754,798 and $414,416,736 respectively, and total transfers from the Account to the fixed account were $86,585,725 and $105,143,370, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments receiv ed from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $11,235,861 and $12,885,852 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $1,705,112 and $3,760,175 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

For Purchase Payment Credits, the Company contributed $2,000,683 and $1,578,876 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclose d as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
AIM VIF – Basic Value Fund – Series II Shares
2005	0.95% to 2.95%	3,126,816	$12.64 to 14.06	$49,174,442	0.00%	4.43% to 2.33%
2004	0.95% to 2.80%	2,372,812	12.11 to 13.78	35,865,728	0.00%	9.79% to 7.74%
2003	0.95% to 2.80%	725,730	11.03 to 12.79	9,990,108	0.00%	10.28% to 27.90%	(a) (b)

AIM VIF – Capital Appreciation Fund – Series II Shares
2005	0.95% to 2.95%	783,186	12.18 to 13.19	11,580,313	0.00%	7.55% to 5.38%
2004	0.95% to 2.85%	995,122	11.33 to 12.54	13,783,771	0.00%	5.32% to 3.30%
2003	0.95% to 2.80%	208,483	10.76 to 12.14	2,749,979	0.00%	7.56% to 21.42%	(a) (b)

AIM VIF – Capital Development Fund – Series II Shares
2005	0.95% to 3.00%	938,234	13.62 to 15.09	15,894,114	0.00%	8.23% to 6.00%
2004	0.95% to 2.70%	681,736	12.59 to 15.48	10,765,387	0.00%	14.17% to 12.16%
2003	1.15% to 2.65%	156,782	14.00 to 13.81	2,180,408	0.00%	39.96% to 38.10%	(a) (b)

Alger American Balanced Portfolio – Class S
2005	0.95% to 1.45%	37,454	11.73 to 11.60	439,160	1.78%	7.13% to 6.59%
2004	0.95% to 1.45%	11,877	10.95 to 10.88	129,991	1.97%	3.28% to 2.76%

Alger American MidCap Growth Portfolio – Class S
2005	0.95% to 1.80%	31,739	13.06 to 12.80	413,029	0.00%	8.50% to 7.57%
2004	0.95% to 1.45%	17,910	12.03 to 11.95	215,064	0.00%	11.69% to 11.13%
2003	0.95%	2,204	10.77	23,746	0.00%	7.74%	(a) (b)

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B
2005	0.95% to 2.90%	1,458,592	12.61 to 13.36	22,196,589	1.24%	3.60% to 1.57%
2004	0.95% to 2.90%	1,632,039	12.17 to 13.15	24,059,143	0.88%	10.17% to 8.00%
2003	0.95% to 2.90%	1,055,483	11.05 to 12.18	14,215,858	0.14%	10.51% to 21.78%	(a) (b)

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B
2005	0.95% to 2.40%	472,597	14.34 to 17.73	8,416,951	0.55%	5.62% to 4.08%
2004	0.95% to 2.70%	497,373	13.58 to 16.94	8,511,826	0.09%	17.94% to 15.86%
2003	1.10% to 2.70%	282,978	14.83 to 14.62	4,130,159	0.05%	48.33% to 46.22%	(a) (b)

American Century VP – Balanced Fund – Class I
2005	0.80% to 1.40%	4,467,709	18.24 to 20.02	94,404,446	1.89%	4.10% to 3.47%
2004	0.80% to 1.40%	5,476,571	17.53 to 19.35	111,421,119	1.68%	8.90% to 8.24%
2003	0.80% to 1.40%	6,309,606	16.09 to 17.88	118,238,558	2.53%	18.50% to 17.79%
2002	0.80% to 1.40%	6,701,595	13.58 to 16.57	106,481,584	2.84%	-10.82% to -10.28%
2001	0.80% to 1.40%	7,936,316	15.14 to 18.56	141,082,423	2.85%	-4.90% to -4.32%

American Century VP – Capital Appreciation Fund – Class I
2005	0.80% to 1.40%	4,837,975	13.28 to 16.19	129,211,185	0.00%	21.09% to 20.36%
2004	0.80% to 1.40%	5,652,516	10.97 to 13.45	124,449,595	0.00%	6.72% to 6.08%
2003	0.80% to 1.40%	6,916,987	10.28 to 12.68	141,677,225	0.00%	19.51% to 18.79%
2002	0.80% to 1.40%	8,313,614	8.60 to 21.07	140,824,556	0.00%	-22.31% to -21.83%
2001	0.80% to 1.40%	10,868,054	11.00 to 27.09	231,878,049	0.00%	-29.08% to -28.65%

American Century VP – Income & Growth Fund – Class I
2005	0.80% to 1.40%	3,657,933	12.24 to 11.69	42,972,046	2.07%	3.80% to 3.17%
2004	0.80% to 1.40%	4,654,910	11.79 to 11.33	52,942,168	1.40%	12.09% to 11.41%
2003	0.80% to 1.40%	5,714,030	10.52 to 10.17	58,274,174	1.11%	28.32% to 27.54%
2002	0.80% to 1.40%	5,125,581	7.97 to 8.20	40,961,204	1.15%	-20.50% to -20.02%
2001	0.80% to 1.40%	6,383,548	10.03 to 10.25	64,124,490	0.93%	-9.64% to -9.09%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Income & Growth Fund – Class II
2005	0.95% to 2.85%	974,803	$12.97 to 11.33	$14,596,589	1.77%	3.53% to 1.59%
2004	0.95% to 2.85%	964,870	12.53 to 11.15	14,094,019	1.13%	11.50% to 9.46%
2003	0.95% to 2.80%	513,470	11.24 to 12.24	6,815,250	0.00%	12.35% to 22.37%	(a) (b)

American Century VP – Inflation Protection Fund – Class II
2005	0.80% to 3.00%	7,317,685	10.86 to 10.36	79,291,554	4.66%	0.75% to -1.48%
2004	0.80% to 3.00%	5,306,858	10.78 to 10.51	57,508,773	3.39%	4.96% to 2.64%
2003	0.80% to 2.55%	1,303,256	10.27 to 10.29	13,554,997	1.08%	2.69% to 2.92%	(a)

American Century VP – International Fund – Class I
2005	0.80% to 1.40%	3,664,642	19.21 to 18.13	66,905,080	1.18%	12.35% to 11.67%
2004	0.80% to 1.40%	4,655,031	17.10 to 16.24	76,046,364	0.57%	14.00% to 13.32%
2003	0.80% to 1.40%	6,008,220	15.00 to 14.33	86,550,127	0.75%	23.51% to 22.77%
2002	0.80% to 1.40%	7,997,923	11.67 to 12.14	93,782,519	0.88%	-21.49% to -21.01%
2001	0.80% to 1.40%	12,314,247	14.87 to 15.37	183,795,862	0.09%	-30.17% to -29.74%

American Century VP – International Fund – Class II
2005	0.95% to 2.15%	187,627	14.45 to 16.03	3,059,229	1.01%	12.03% to 10.68%
2004	0.95% to 2.15%	218,350	12.90 to 14.48	3,195,978	0.49%	13.68% to 12.31%
2003	0.95% to 2.70%	238,887	11.35 to 12.83	3,091,431	0.00%	13.46% to 28.33%	(a) (b)

American Century VP – International Fund – Class III
2005	0.80% to 1.40%	2,307,236	12.77 to 12.49	28,896,626	1.13%	12.20% to 11.52%
2004	0.80% to 1.40%	2,469,324	11.38 to 11.20	27,706,844	0.54%	14.16% to 13.47%
2003	0.80% to 1.40%	2,431,962	9.97 to 9.87	24,027,699	0.68%	23.51% to 22.77%
2002	0.80% to 1.40%	1,893,970	8.04 to 8.07	15,231,488	0.00%	-19.61% to -19.28%	(a) (b)

American Century VP – International Fund – Class IV
2005	0.95% to 2.65%	771,337	12.63 to 12.27	9,654,221	0.89%	11.90% to 9.99%
2004	0.95% to 2.30%	493,520	11.29 to 11.19	5,550,929	0.00%	12.89% to 11.87%	(a) (b)

American Century VP – Mid Cap Value Fund – Class II
2005	1.15% to 2.90%	483,218	11.22 to 11.09	5,404,126	1.28%	12.21% to 10.89%	(a) (b)

American Century VP – Ultra® Fund – Class I
2005	0.80% to 1.40%	704,273	11.02 to 10.78	7,610,398	0.00%	1.35% to 0.74%
2004	0.80% to 1.40%	671,844	10.88 to 10.70	7,201,616	0.00%	9.79% to 9.13%
2003	0.80% to 1.40%	596,069	9.91 to 9.81	5,850,738	0.00%	23.90% to 23.15%
2002	0.80% to 1.40%	144,545	7.96 to 8.00	1,151,365	0.33%	-20.37% to -20.05%	(a) (b)

American Century VP – Ultra® Fund – Class II
2005	0.95% to 2.90%	1,111,532	11.82 to 12.40	15,585,166	0.00%	1.01% to -0.97%
2004	0.95% to 2.85%	833,172	11.70 to 12.54	11,612,690	0.00%	9.54% to 7.44%
2003	1.15% to 2.75%	251,964	13.07 to 11.68	3,176,173	0.00%	30.66% to 16.77%	(a) (b)

American Century VP – Value Fund – Class I
2005	0.80% to 1.40%	7,260,905	22.30 to 21.11	154,247,554	0.93%	4.20% to 3.57%
2004	0.80% to 1.40%	8,834,706	21.40 to 20.39	181,034,811	1.06%	13.42% to 12.73%
2003	0.80% to 1.40%	9,070,068	18.87 to 18.08	164,712,767	1.01%	27.93% to 27.15%
2002	0.80% to 1.40%	10,608,306	14.22 to 14.75	151,374,824	0.98%	-13.84% to -13.32%
2001	0.80% to 1.40%	12,737,342	16.51 to 17.02	210,784,815	0.86%	11.23% to 11.91%

American Century VP – Value Fund – Class II
2005	0.95% to 2.95%	4,664,738	13.16 to 13.87	73,014,202	0.59%	3.86% to 1.77%
2004	0.95% to 2.80%	2,735,693	12.67 to 13.66	41,571,673	0.53%	13.09% to 10.98%
2003	1.10% to 2.80%	875,072	13.63 to 12.31	11,835,842	0.00%	36.27% to 23.13%	(a) (b)

American Century VP – Vista(SM) Fund – Class II
2005	1.10% to 2.90%	106,490	11.37 to 11.23	1,205,764	0.00%	13.72% to 12.35%	(a) (b)

American VIS – Growth Fund – Class 1
2005	1.30%	304,890	70.93	21,624,645	0.86%	14.99%
2004	1.30%	328,214	61.68	20,244,087	0.35%	11.28%
2003	1.30%	365,065	55.43	20,233,757	0.37%	35.36%
2002	1.30%	395,501	40.94	16,193,780	0.18%	-25.26%
2001	1.30%	473,727	54.78	25,950,752	0.61%	-19.01%

American VIS – High-Income Bond Fund – Class 1
2005	1.30%	51,290	37.04	1,899,949	5.71%	1.13%
2004	1.30%	56,446	36.63	2,067,573	5.70%	8.40%
2003	1.30%	79,839	33.79	2,697,763	10.29%	28.10%
2002	1.30%	52,094	26.38	1,374,108	8.77%	-2.79%
2001	1.30%	57,996	27.14	1,573,778	9.84%	6.60%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American VIS – U.S. Government/AAA-Rated Securities Fund – Class 1
2005	1.30%	88,729	$27.29	$2,421,277	3.90%	1.37%
2004	1.30%	91,982	26.92	2,476,082	4.87%	2.24%
2003	1.30%	110,931	26.33	2,920,820	3.56%	1.18%
2002	1.30%	125,824	26.02	3,274,314	4.55%	8.03%
2001	1.30%	121,523	24.09	2,927,289	5.81%	5.84%

Charles Schwab Money Market Portfolio
2005	0.95% to 1.90%	1,114,003	10.16 to 9.94	11,301,111	3.00%	1.77% to 0.80%
2004	0.95% to 1.85%	438,727	9.98 to 9.86	4,373,727	0.96%	-0.06% to -0.96%
2003	0.95% to 1.45%	245,954	9.99 to 9.97	2,456,759	0.09%	-0.11% to -0.27%	(a) (b)

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.80% to 1.40%	377,164	14.38 to 13.62	5,168,448	0.00%	15.22% to 14.52%
2004	0.80% to 1.40%	509,005	12.48 to 11.89	6,084,949	0.00%	17.05% to 16.34%
2003	0.80% to 1.40%	665,511	10.67 to 10.22	6,834,165	0.00%	46.48% to 45.59%
2002	0.80% to 1.40%	871,300	7.02 to 7.28	6,140,841	0.00%	-35.08% to -34.68%
2001	0.80% to 1.40%	1,505,921	10.81 to 11.15	16,336,811	0.00%	-29.64% to -29.21%

Credit Suisse Trust – International Focus Portfolio
2005	0.80% to 1.40%	3,268,498	13.75 to 13.30	43,719,660	0.84%	16.50% to 15.80%
2004	0.80% to 1.40%	4,168,927	11.80 to 11.49	48,123,003	0.93%	13.82% to 13.14%
2003	0.80% to 1.40%	5,366,505	10.37 to 10.15	54,715,107	0.43%	32.03% to 31.23%
2002	0.80% to 1.40%	6,977,626	7.74 to 7.85	54,182,847	0.00%	-21.03% to -20.55%
2001	0.80% to 1.40%	10,217,779	9.80 to 9.88	100,414,080	0.00%	-23.37% to -22.90%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	0.80% to 1.40%	5,728,799	16.28 to 17.07	98,399,267	0.00%	-3.46% to -4.04%
2004	0.80% to 1.40%	7,254,068	16.86 to 17.78	129,733,218	0.00%	9.98% to 9.32%
2003	0.80% to 1.40%	8,999,069	15.33 to 16.27	147,102,444	0.00%	47.36% to 46.47%
2002	0.80% to 1.40%	10,206,558	10.41 to 11.19	113,825,374	0.00%	-34.62% to -34.22%
2001	0.80% to 1.40%	13,924,081	15.82 to 17.10	237,323,291	0.00%	-17.19% to -16.69%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.80% to 2.50%	3,454,461	13.42 to 17.92	52,798,571	0.00%	6.38% to 4.56%
2004	0.80% to 2.70%	3,662,793	12.62 to 17.08	50,846,240	0.46%	20.91% to 18.60%
2003	0.80% to 2.35%	2,490,303	10.43 to 10.15	27,176,568	0.28%	36.68% to 44.44%	(b)
2002	0.80% to 1.40%	466,308	7.60 to 7.63	3,546,444	0.31%	-23.97% to -23.66%	(a) (b)

Dreyfus Socially Responsible Growth Fund, Inc., The
2005	0.80% to 1.40%	4,359,987	16.95 to 20.79	95,023,542	0.00%	2.79% to 2.17%
2004	0.80% to 1.40%	5,445,879	16.49 to 20.35	115,826,541	0.36%	5.36% to 4.72%
2003	0.80% to 1.40%	6,701,628	15.66 to 19.43	135,576,829	0.11%	25.00% to 24.24%
2002	0.80% to 1.40%	7,243,408	12.52 to 16.66	117,819,427	0.19%	-29.94% to -29.51%
2001	0.80% to 1.40%	9,331,556	17.77 to 23.76	215,882,811	0.06%	-23.67% to -23.20%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.80% to 1.40%	21,479,216	22.61 to 27.26	590,648,682	1.54%	3.86% to 3.23%
2004	0.80% to 1.40%	27,047,637	21.77 to 26.41	719,718,796	1.71%	9.76% to 9.09%
2003	0.80% to 1.40%	32,699,415	19.84 to 24.21	796,781,905	1.40%	27.34% to 26.57%
2002	0.80% to 1.40%	38,520,995	15.58 to 19.36	740,960,376	1.27%	-23.45% to -22.98%
2001	0.80% to 1.40%	47,103,460	20.23 to 25.27	1,182,651,353	1.03%	-13.42% to -12.89%

Dreyfus Stock Index Fund, Inc. – Service Shares
2005	0.95% to 3.00%	6,341,787	12.49 to 13.00	93,210,382	1.41%	3.44% to 1.31%
2004	0.95% to 3.00%	5,049,202	12.07 to 12.84	72,127,749	1.74%	9.30% to 7.04%
2003	0.95% to 2.90%	1,563,084	11.04 to 12.00	20,724,193	0.73%	10.44% to 20.00%	(a) (b)

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.80% to 1.40%	4,029,605	13.86 to 13.17	53,378,443	0.02%	3.55% to 2.92%
2004	0.80% to 1.40%	4,990,800	13.39 to 12.79	64,177,831	1.53%	4.21% to 3.58%
2003	0.80% to 1.40%	6,013,001	12.85 to 12.35	74,581,255	1.29%	20.20% to 19.47%
2002	0.80% to 1.40%	7,086,046	10.34 to 10.69	73,506,332	1.03%	-17.88% to -17.38%
2001	0.80% to 1.40%	8,242,002	12.59 to 12.94	104,038,905	0.74%	-10.59% to -10.04%

Dreyfus VIF – Appreciation Portfolio – Service Shares
2005	0.95% to 3.00%	1,814,647	11.77 to 11.87	24,136,811	0.00%	3.13% to 1.00%
2004	0.95% to 2.85%	1,357,385	11.42 to 11.78	17,648,287	2.09%	3.80% to 1.81%
2003	1.15% to 2.65%	396,749	12.70 to 12.54	4,997,749	1.99%	27.04% to 25.35%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus VIF – Developing Leaders Portfolio – Service Shares
2005	0.95% to 2.40%	339,465	$12.34 to 15.26	$5,241,910	0.00%	4.56% to 3.03%
2004	0.95% to 2.40%	327,297	11.80 to 14.81	4,907,676	0.00%	9.99% to 8.38%
2003	1.10% to 2.40%	131,238	13.83 to 13.67	1,800,570	0.00%	38.26% to 36.67%	(a) (b)

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	0.80% to 1.40%	2,832,165	13.42 to 12.71	36,194,164	1.29%	2.53% to 1.91%
2004	0.80% to 1.40%	3,540,729	13.09 to 12.47	44,355,941	1.18%	6.61% to 5.96%
2003	0.80% to 1.40%	4,245,970	12.28 to 11.77	50,156,353	0.77%	25.56% to 24.80%
2002	0.80% to 1.40%	4,941,819	9.43 to 9.78	46,735,460	0.59%	-26.38% to -25.93%
2001	0.80% to 1.40%	6,347,774	12.81 to 13.20	81,481,728	0.48%	-7.17% to -6.60%

Federated IS – American Leaders Fund II – Service Shares
2005	0.95% to 2.75%	177,529	12.68 to 13.39	2,536,537	1.27%	3.78% to 1.90%
2004	1.15% to 2.75%	191,712	14.45 to 13.14	2,665,097	1.22%	8.24% to 6.49%
2003	1.15% to 2.55%	77,357	13.35 to 13.18	1,001,093	0.00%	33.50% to 31.84%	(a) (b)

Federated IS – Capital Appreciation Fund II – Service Shares
2005	1.05% to 3.15%	236,710	11.67 to 12.06	3,170,136	0.84%	0.63% to -1.50%
2004	1.05% to 3.15%	262,174	11.60 to 12.24	3,512,976	0.53%	5.99% to 3.74%
2003	1.10% to 2.80%	177,660	13.00 to 11.83	2,254,950	0.00%	30.02% to 18.27%	(a) (b)

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.80% to 1.40%	1,866,157	11.50 to 11.25	21,031,569	3.80%	0.49% to -0.12%
2004	0.80% to 1.40%	2,208,926	11.44 to 11.26	24,906,332	4.23%	2.79% to 2.17%
2003	0.80% to 1.40%	3,097,044	11.13 to 11.02	34,160,926	4.10%	3.81% to 3.18%
2002	0.80% to 1.40%	2,559,029	10.68 to 10.72	27,343,161	0.00%	6.82% to 7.25%	(a) (b)

Federated IS – Quality Bond Fund II – Service Shares
2005	0.95% to 2.95%	4,648,453	10.51 to 9.79	48,245,065	3.29%	0.03% to -1.98%
2004	0.95% to 2.85%	3,548,586	10.50 to 10.78	37,072,244	3.23%	2.34% to 0.39%
2003	0.95% to 2.60%	1,665,638	10.26 to 10.78	17,093,448	0.01%	2.63% to 1.48%	(a) (b)

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2005	0.80% to 1.40%	24,111,620	22.66 to 28.49	951,276,572	1.68%	5.02% to 4.39%
2004	0.80% to 1.40%	29,628,395	21.58 to 27.29	1,103,365,925	1.58%	10.64% to 9.97%
2003	0.80% to 1.40%	35,119,867	19.50 to 24.82	1,172,481,617	1.79%	29.29% to 28.51%
2002	0.80% to 1.40%	41,305,904	15.08 to 33.74	1,060,581,302	1.87%	-18.11% to -17.61%
2001	0.80% to 1.40%	51,133,930	18.31 to 41.16	1,585,718,542	1.79%	-6.29% to -5.72%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2005	1.10% to 2.95%	8,101,371	15.80 to 13.78	125,643,989	1.28%	4.41% to 2.47%
2004	1.10% to 2.95%	6,134,314	15.13 to 13.45	91,285,573	0.82%	10.01% to 7.95%
2003	1.10% to 2.80%	1,963,742	13.76 to 12.47	26,626,620	0.00%	37.56% to 24.68%	(a) (b)

Fidelity® VIP – Growth Portfolio – Initial Class
2005	0.80% to 1.40%	19,493,494	17.99 to 23.63	851,535,193	0.51%	4.95% to 4.32%
2004	0.80% to 1.40%	24,907,685	17.14 to 22.65	1,021,303,176	0.28%	2.55% to 1.93%
2003	0.80% to 1.40%	30,857,133	16.71 to 22.22	1,206,381,873	0.27%	31.79% to 30.99%
2002	0.80% to 1.40%	36,598,859	12.68 to 43.17	1,070,077,897	0.27%	-31.09% to -30.67%
2001	0.80% to 1.40%	48,260,844	18.29 to 62.58	1,993,120,208	0.08%	-18.81% to -18.31%

Fidelity® VIP – Growth Portfolio – Service Class 2
2005	1.10% to 3.00%	3,421,593	14.79 to 12.61	49,127,180	0.25%	4.35% to 2.35%
2004	1.10% to 2.85%	3,015,154	14.17 to 12.36	41,622,162	0.09%	1.99% to 0.18%
2003	1.10% to 2.80%	1,072,088	13.90 to 12.34	14,579,923	0.00%	38.99% to 23.39%	(a) (b)

Fidelity® VIP – High Income Portfolio – Initial Class
2005	0.80% to 1.40%	8,818,397	13.19 to 14.31	171,137,153	14.50%	1.88% to 1.27%
2004	0.80% to 1.40%	12,101,014	12.95 to 14.13	228,193,033	8.17%	8.72% to 8.06%
2003	0.80% to 1.40%	16,497,401	11.91 to 13.08	283,236,571	6.82%	26.25% to 25.48%
2002	0.80% to 1.40%	17,053,114	9.43 to 19.56	231,945,065	10.24%	2.00% to 2.62%
2001	0.80% to 1.40%	20,055,329	9.19 to 19.16	263,383,634	16.07%	-12.98% to -12.44%

Fidelity® VIP – Overseas Portfolio – Initial Class
2005	0.80% to 1.40%	6,764,235	19.38 to 19.82	164,441,055	0.66%	18.10% to 17.38%
2004	0.80% to 1.40%	8,332,810	16.41 to 16.88	172,049,779	1.18%	12.73% to 12.05%
2003	0.80% to 1.40%	10,235,114	14.55 to 15.07	187,955,327	0.83%	42.22% to 41.36%
2002	0.80% to 1.40%	12,965,489	10.23 to 13.97	167,732,039	0.89%	-21.40% to -20.92%
2001	0.80% to 1.40%	17,812,066	12.94 to 17.76	290,908,736	5.72%	-22.28% to -21.80%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – Overseas Portfolio – Initial Class R
2005	0.80% to 1.40%	4,309,892	$14.69 to 14.37	$62,111,628	0.64%	18.16% to 17.45%
2004	0.80% to 1.40%	4,483,379	12.44 to 12.24	54,961,518	1.04%	12.68% to 12.00%
2003	0.80% to 1.40%	3,556,585	11.04 to 10.92	38,898,685	0.58%	42.18% to 41.32%
2002	0.80% to 1.40%	1,991,220	7.73 to 7.76	15,399,653	0.00%	-22.70% to -22.38%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class 2
2005	1.10% to 2.30%	445,790	19.55 to 18.87	8,474,142	0.53%	17.48% to 16.06%
2004	1.10% to 2.35%	579,313	16.64 to 16.25	9,439,417	1.00%	12.07% to 10.65%
2003	1.10% to 2.70%	759,076	14.85 to 14.64	11,143,294	0.00%	48.46% to 46.36%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2005	1.10% to 2.75%	2,671,311	12.98 to 12.62	34,592,870	0.39%	17.44% to 15.49%
2004	1.10% to 2.75%	1,455,683	11.05 to 10.93	16,113,454	0.00%	10.51% to 9.29%	(a) (b)

Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2005	0.80% to 1.40%	12,409,816	18.70 to 18.45	329,413,384	2.78%	3.21% to 2.59%
2004	0.80% to 1.40%	15,144,673	18.12 to 17.98	387,934,534	2.80%	4.63% to 3.99%
2003	0.80% to 1.40%	18,528,814	17.32 to 17.29	450,130,622	3.64%	17.03% to 16.32%
2002	0.80% to 1.40%	21,172,985	14.80 to 24.49	440,820,954	4.16%	-10.01% to -9.46%
2001	0.80% to 1.40%	26,640,365	16.35 to 27.18	610,006,656	4.45%	-5.44% to -4.86%

Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2005	0.80% to 1.40%	24,802,463	29.52 to 30.12	752,002,828	0.29%	16.00% to 15.31%
2004	0.80% to 1.40%	27,634,632	25.45 to 26.12	725,941,419	0.34%	14.55% to 13.86%
2003	0.80% to 1.40%	31,289,245	22.22 to 22.94	721,253,344	0.46%	27.44% to 26.67%
2002	0.80% to 1.40%	35,826,301	17.43 to 18.25	651,487,682	0.90%	-10.62% to -10.07%
2001	0.80% to 1.40%	43,074,426	19.39 to 20.40	875,745,551	0.83%	-13.48% to -12.95%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2005	1.10% to 3.10%	13,262,039	17.62 to 15.46	229,643,763	0.09%	15.37% to 13.04%
2004	1.10% to 3.10%	7,550,491	15.28 to 13.68	113,908,694	0.10%	13.89% to 11.59%
2003	1.10% to 2.80%	1,746,863	13.41 to 12.28	23,242,672	0.00%	34.14% to 22.81%	(a) (b)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2005	0.80% to 1.40%	1,541,808	10.65 to 10.48	16,185,460	3.17%	1.27% to 0.65%
2004	0.80% to 1.40%	1,079,916	10.52 to 10.41	11,254,188	2.96%	3.48% to 2.86%
2003	0.80% to 1.40%	441,619	10.16 to 10.12	4,471,457	0.00%	1.63% to 1.22%	(a) (b)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2
2005	1.10% to 2.90%	6,089,737	10.74 to 10.02	64,530,741	2.84%	0.78% to -1.05%
2004	1.10% to 2.85%	3,702,374	10.65 to 10.52	39,157,892	2.31%	3.04% to 1.24%
2003	1.10% to 2.60%	1,078,745	10.34 to 10.42	11,114,242	0.00%	3.40% to 2.05%	(a) (b)

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2005	0.80% to 1.40%	3,577,040	11.23 to 10.67	38,352,113	0.93%	8.02% to 7.37%
2004	0.80% to 1.40%	4,326,389	10.39 to 9.93	43,162,018	0.56%	6.33% to 5.69%
2003	0.80% to 1.40%	5,119,061	9.77 to 9.40	48,280,130	0.78%	28.83% to 28.06%
2002	0.80% to 1.40%	6,029,031	7.34 to 7.59	44,374,253	1.11%	-22.94% to -22.47%
2001	0.80% to 1.40%	7,361,823	9.52 to 9.79	70,269,192	0.40%	-15.63% to -15.11%

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2005	1.10% to 3.10%	7,193,078	20.70 to 19.03	146,085,937	0.00%	16.72% to 14.37%
2004	1.10% to 3.10%	3,994,345	17.74 to 16.64	69,828,007	0.00%	23.29% to 20.79%
2003	1.10% to 2.65%	952,250	14.39 to 14.19	13,510,593	0.00%	43.87% to 41.90%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2005	0.80% to 1.40%	1,313,761	13.45 to 13.15	17,327,837	0.00%	1.74% to 1.12%
2004	0.80% to 1.40%	1,973,235	13.22 to 13.01	25,716,534	0.00%	13.08% to 12.39%
2003	0.80% to 1.40%	2,066,461	11.69 to 11.57	23,941,728	0.00%	56.53% to 55.58%
2002	0.80% to 1.40%	204,843	7.44 to 7.47	1,524,353	0.00%	-25.61% to -25.31%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2005	1.10% to 3.10%	1,244,308	19.04 to 16.01	23,050,709	0.00%	1.30% to -0.74%
2004	1.10% to 3.10%	1,160,567	18.80 to 16.13	21,344,299	0.00%	12.59% to 10.31%
2003	1.10% to 2.65%	612,598	16.70 to 16.47	10,142,879	0.00%	66.98% to 64.69%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2
2005	1.15% to 2.70%	851,649	10.71 to 10.60	9,071,545	0.85%	7.14% to 6.02%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2
2005	1.15% to 2.90%	1,450,199	11.02 to 10.89	15,908,277	1.01%	10.21% to 8.91%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2
2005	1.15% to 2.90%	626,404	11.23 to 11.10	6,999,070	0.99%	12.29% to 10.97%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2
2005	1.10% to 2.75%	1,080,443	$13.42 to 13.27	$14,439,718	0.70%	34.16% to 32.67%	(a) (b)
Financial Investors VIT – First Horizon Capital Appreciation Portfolio
2005	1.55% to 2.30%	4,666	11.89 to 11.69	55,110	0.00%	1.46% to 0.69%
2004	1.55% to 2.30%	4,651	11.72 to 11.60	54,300	0.00%	9.52% to 8.69%
Financial Investors VIT – First Horizon Core Equity Portfolio
2005	1.55% to 2.35%	56,260	10.89 to 10.68	604,067	1.26%	-4.24% to -5.02%
2004	1.55% to 2.35%	63,802	11.37 to 11.25	720,213	1.40%	3.84% to 3.00%
2003	1.55%	56	10.95	613	0.00%	9.47%	(a) (b)
Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2
2005	0.95% to 3.00%	8,398,809	12.36 to 13.00	122,425,253	0.91%	2.45% to 0.33%
2004	0.95% to 2.95%	5,740,207	12.06 to 12.97	82,208,252	0.58%	9.94% to 7.72%
2003	1.10% to 2.70%	1,384,163	13.22 to 13.04	18,147,130	0.13%	32.24% to 30.37%	(a) (b)
Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2
2005	0.95% to 2.65%	2,432,175	15.07 to 18.19	45,353,134	0.81%	7.74% to 5.89%
2004	0.95% to 2.75%	1,537,632	13.98 to 15.75	26,753,540	0.14%	22.57% to 20.35%
2003	1.10% to 2.70%	401,638	14.45 to 14.25	5,756,365	0.04%	44.54% to 42.49%	(a) (b)
Franklin Templeton VIP – Templeton Developing Markets Securites Fund – Class 3
2005	1.10% to 2.75%	588,613	12.71 to 12.57	7,454,753	0.17%	27.11% to 25.70%	(a) (b)
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2
2005	0.95% to 2.25%	634,836	14.58 to 17.06	11,022,531	1.12%	9.13% to 7.70%
2004	0.95% to 2.25%	759,444	13.36 to 15.84	12,142,293	1.42%	17.40% to 15.86%
2003	0.95% to 2.70%	604,314	11.38 to 13.62	8,285,031	0.17%	13.81% to 36.17%	(a) (b)
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3
2005	0.95% to 2.90%	3,144,611	12.60 to 12.19	39,198,071	1.15%	9.09% to 6.95%
2004	0.95% to 2.70%	1,223,594	11.55 to 11.42	14,077,001	0.45%	15.52% to 14.17%	(a) (b)
Franklin Templeton VIP – Templeton Global Income Securites Fund – Class 3
2005	1.15% to 2.65%	501,187	9.81 to 9.71	4,902,407	0.88%	-1.94% to -2.93%	(a) (b)
Gartmore GVIT Dreyfus International Value Fund – Class II
2005	0.95% to 2.30%	159,058	15.43 to 17.53	2,822,637	1.12%	10.73% to 9.22%
2004	0.95% to 2.70%	207,842	13.93 to 15.94	3,356,473	3.40%	18.86% to 16.76%
2003	0.95% to 2.70%	77,090	11.75 to 13.56	1,047,743	0.00%	17.48% to 35.57%	(a) (b)
Gartmore GVIT Dreyfus International Value Fund – Class III
2005	0.80% to 1.40%	1,317,124	18.35 to 18.06	23,825,534	1.54%	11.16% to 10.49%
2004	0.80% to 1.40%	1,098,371	16.51 to 16.34	17,968,143	2.34%	19.30% to 18.58%
2003	0.80% to 1.40%	237,590	13.74 to 13.69	3,253,297	0.00%	37.43% to 36.88%	(a) (b)
Gartmore GVIT Dreyfus International Value Fund – Class VI
2005	0.95% to 2.90%	2,983,147	12.75 to 12.34	37,643,603	1.41%	10.74% to 8.57%
2004	0.95% to 2.65%	975,961	11.51 to 11.38	11,193,338	0.88%	15.15% to 13.84%	(a) (b)
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I
2005	0.80% to 3.00%	9,202,373	14.67 to 15.79	140,639,610	1.01%	11.20% to 8.75%
2004	0.80% to 3.00%	9,133,807	13.20 to 14.52	124,396,672	0.54%	14.81% to 12.26%
2003	0.80% to 2.80%	8,099,016	11.49 to 12.95	93,067,272	0.43%	33.57% to 29.50%	(b)
2002	0.80% to 1.40%	6,856,576	8.47 to 8.60	58,143,111	0.43%	-16.49% to -15.98%
2001	0.80% to 1.40%	6,105,234	10.14 to 10.24	61,955,222	0.00%	-2.70% to -2.10%
Gartmore GVIT Emerging Markets Fund – Class I
2005	0.80% to 1.40%	71,734	17.77 to 17.21	1,239,682	0.59%	31.58% to 30.79%
2004	0.80% to 1.40%	91,659	13.51 to 13.16	1,210,001	0.79%	19.78% to 19.05%
2003	0.80% to 1.40%	157,661	11.28 to 11.05	1,746,289	0.50%	63.94% to 62.95%
2002	0.80% to 1.40%	263,209	6.78 to 6.88	1,788,282	0.17%	-16.42% to -15.91%
2001	0.80% to 1.40%	657,996	8.12 to 8.18	5,343,630	0.45%	-6.52% to -5.95%
Gartmore GVIT Emerging Markets Fund – Class II
2005	1.10% to 2.45%	229,328	26.12 to 25.11	5,880,895	0.39%	30.88% to 29.10%
2004	1.10% to 2.45%	308,910	19.96 to 19.45	6,083,130	0.89%	19.11% to 17.49%
2003	1.10% to 2.70%	289,997	16.76 to 16.52	4,798,777	0.13%	67.55% to 65.18%	(a) (b)
Gartmore GVIT Emerging Markets Fund – Class III
2005	0.80% to 1.40%	2,370,880	19.46 to 19.03	45,251,879	0.50%	31.60% to 30.80%
2004	0.80% to 1.40%	1,392,714	14.79 to 14.55	20,303,030	1.15%	19.79% to 19.07%
2003	0.80% to 1.40%	991,282	12.34 to 12.22	12,125,928	0.38%	63.90%to 62.91%
2002	0.80% to 1.40%	203,046	7.50 to 7.53	1,523,661	0.51%	-24.99% to -24.69%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Emerging Markets Fund – Class VI
2005	1.10% to 2.75%	1,795,459	$ 15.42 to 15.00	$ 27,469,297	0.51%	31.03% to 28.86%
2004	1.10% to 2.75%	690,336	11.77 to 11.64	8,096,434	1.65%	17.71% to 16.41%	(a) (b)

Gartmore GVIT Federated High Income Bond Fund – Class I
2005	0.95% to 2.35%	1,835,081	11.84 to 12.73	23,862,058	7.21%	1.41% to -0.02%
2004	0.95% to 2.75%	2,793,276	11.68 to 11.69	36,076,240	7.36%	9.05% to 7.07%
2003	1.10% to 2.70%	1,610,041	11.97 to 11.80	19,212,252	6.18%	19.74% to 18.04%	(a) (b)

Gartmore GVIT Federated High Income Bond Fund – Class III
2005	0.95% to 2.35%	1,650,804	10.47 to 10.38	17,226,530	8.47%	4.74% to 3.76%	(a) (b)

Gartmore GVIT Global Financial Services Fund – Class II
2005	0.95% to 2.30%	91,491	15.38 to 18.07	1,683,814	1.68%	9.74% to 8.25%
2004	0.95% to 2.30%	111,302	14.02 to 16.69	1,878,091	1.63%	19.62% to 17.99%
2003	0.95% to 2.70%	67,705	11.72 to 14.01	958,244	0.62%	17.17% to 40.97%	(a) (b)

Gartmore GVIT Global Financial Services Fund – Class III
2005	0.80% to 1.40%	235,707	16.02 to 15.67	3,701,998	1.28%	10.28% to 9.62%
2004	0.80% to 1.40%	401,465	14.53 to 14.29	5,747,991	2.12%	20.16% to 19.43%
2003	0.80% to 1.40%	184,883	12.09 to 11.97	2,215,524	0.56%	40.33% to 39.48%
2002	0.80% to 1.40%	107,155	8.58 to 8.62	919,991	0.02%	-14.19% to -13.84%	(a) (b)

Gartmore GVIT Global Health Sciences Fund – Class II
2005	0.95% to 2.40%	164,699	12.32 to 15.23	2,566,533	0.00%	7.16% to 5.60%
2004	0.95% to 2.40%	219,080	11.50 to 14.42	3,205,101	0.00%	6.54% to 4.98%
2003	0.95% to 2.70%	161,686	10.79 to 13.70	2,231,226	0.00%	7.93% to 37.02%	(a) (b)

Gartmore GVIT Global Health Sciences Fund – Class III
2005	0.80% to 1.40%	681,589	12.97 to 12.68	8,666,245	0.00%	7.56% to 6.91%
2004	0.80% to 1.40%	753,248	12.06 to 11.86	8,950,781	0.00%	6.98% to 6.33%
2003	0.80% to 1.40%	628,781	11.27 to 11.16	7,021,780	0.00%	35.68% to 34.86%
2002	0.80% to 1.40%	171,383	8.27 to 8.31	1,418,210	0.00%	-17.28% to -16.95%	(a) (b)

Gartmore GVIT Global Health Sciences Fund – Class VI
2005	0.95% to 2.75%	981,490	10.59 to 10.28	10,290,290	0.00%	7.21% to 5.27%
2004	0.95% to 2.65%	506,914	9.88 to 9.77	4,990,392	0.00%	-1.18% to -2.31%	(a) (b)

Gartmore GVIT Global Technology and Communications Fund – Class I
2005	0.80% to 1.40%	206,846	3.05 to 2.95	613,233	0.00%	-1.31% to -1.91%
2004	0.80% to 1.40%	275,982	3.09 to 3.01	833,304	0.00%	3.48% to 2.85%
2003	0.80% to 1.40%	403,612	2.98 to 2.92	1,183,737	0.00%	53.99% to 53.06%
2002	0.80% to 1.40%	892,288	1.91 to 1.94	1,708,163	0.86%	-43.58% to -43.24%
2001	0.80% to 1.40%	798,837	3.39 to 3.41	2,707,606	0.00%	-43.53% to -43.18%

Gartmore GVIT Global Technology and Communications Fund – Class II
2005	0.95% to 2.45%	103,102	10.55 to 14.90	1,576,432	0.00%	-1.72% to -3.20%
2004	0.95% to 2.45%	153,937	10.73 to 15.39	2,408,354	0.00%	3.04% to 1.48%
2003	1.15% to 2.65%	231,676	15.34 to 15.14	3,537,844	0.00%	53.44% to 51.40%	(a) (b)

Gartmore GVIT Global Technology and Communications Fund – Class III
2005	0.80% to 1.40%	399,751	11.24 to 10.99	4,406,502	0.00%	-1.31% to -1.90%
2004	0.80% to 1.40%	575,407	11.39 to 11.20	6,459,815	0.00%	3.44% to 2.82%
2003	0.80% to 1.40%	865,791	11.01 to 10.90	9,446,336	0.00%	53.95% to 53.02%
2002	0.80% to 1.40%	298,373	7.12 to 7.15	2,125,940	0.11%	-28.78% to -28.49%	(a) (b)

Gartmore GVIT Global Technology and Communications Fund – Class VI
2005	0.95% to 2.50%	335,200	10.71 to 10.43	3,556,148	0.00%	-1.72% to -3.25%
2004	0.95% to 2.40%	250,218	10.89 to 10.79	2,713,673	0.00%	8.94% to 7.89%	(a) (b)

Gartmore GVIT Global Utilities Fund – Class II
2005	0.95% to 2.10%	54,377	15.61 to 16.32	902,655	1.71%	5.18% to 3.96%
2004	0.95% to 2.10%	67,201	14.84 to 15.70	1,066,556	1.00%	28.33% to 26.84%
2003	1.15% to 2.70%	87,903	12.48 to 12.31	1,092,226	0.43%	24.79% to 23.08%	(a) (b)

Gartmore GVIT Global Utilities Fund – Class III
2005	0.80% to 1.40%	442,364	14.49 to 14.18	6,284,975	2.27%	5.63% to 4.99%
2004	0.80% to 1.40%	578,802	13.72 to 13.50	7,825,622	1.25%	28.91% to 28.13%
2003	0.80% to 1.40%	116,517	10.64 to 10.54	1,228,994	0.62%	23.18% to 22.43%
2002	0.80% to 1.40%	62,563	8.61 to 8.64	538,730	0.73%	-13.93% to -13.58%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Government Bond Fund – Class I
2005	0.80% to 2.95%	11,094,727	$ 16.65 to 9.90	$ 145,003,624	3.61%	2.44% to 0.23%
2004	0.80% to 2.80%	9,699,069	16.26 to 9.90	136,685,517	5.37%	2.44% to 0.37%
2003	0.80% to 2.60%	10,401,281	15.87 to 10.61	160,274,272	3.27%	1.18% to -0.30%	(b)
2002	0.80% to 1.40%	15,387,215	15.69 to 16.40	252,312,055	4.37%	9.43% to 10.10%
2001	0.80% to 1.40%	11,948,339	14.25 to 14.99	179,032,738	5.17%	5.75% to 6.39%

Tax qualified
2005	1.30%	1,939,292	45.77	88,757,078	3.61%	1.92%
2004	1.30%	2,272,676	44.90	102,051,082	5.37%	1.92%
2003	1.30%	2,859,598	44.06	125,987,256	3.27%	0.67%
2002	1.30%	3,796,805	43.76	166,158,150	4.37%	9.54%
2001	1.30%	3,026,477	39.95	120,910,304	5.17%	5.85%

Non-tax qualified
2005	1.30%	967,697	45.65	44,172,372	3.61%	1.92%
2004	1.30%	1,096,169	44.78	49,091,808	5.37%	1.92%
2003	1.30%	1,460,899	43.94	64,193,822	3.27%	0.67%
2002	1.30%	2,262,829	43.65	98,765,786	4.37%	9.54%
2001	1.30%	2,026,602	39.85	80,750,598	5.17%	5.85%

Gartmore GVIT Growth Fund – Class I
2005	0.80% to 1.40%	4,490,233	13.14 to 14.72	72,042,518	0.08%	5.65% to 5.01%
2004	0.80% to 1.40%	5,607,355	12.44 to 14.02	85,306,314	0.30%	7.29% to 6.64%
2003	0.80% to 1.40%	6,721,760	11.59 to 13.14	95,565,258	0.02%	31.68% to 30.88%
2002	0.80% to 1.40%	7,527,420	8.80 to 11.40	81,445,432	0.00%	-29.72% to -29.29%
2001	0.80% to 1.40%	9,697,122	12.45 to 16.21	148,778,467	0.00%	-29.15% to -28.71%

Gartmore GVIT ID Aggressive Fund – Class II
2005	0.80% to 3.15%	28,651,809	13.10 to 14.48	456,283,327	2.09%	7.07% to 4.54%
2004	0.80% to 3.15%	15,370,206	12.24 to 13.85	229,534,791	2.08%	13.11% to 10.44%
2003	0.80% to 3.15%	2,319,152	10.82 to 12.54	29,121,998	0.96%	30.81% to 25.39%	(b)
2002	0.80% to 1.40%	222,189	8.22 to 8.27	1,828,268	1.09%	-17.77% to -17.30%	(a) (b)

Gartmore GVIT ID Conservative Fund – Class II
2005	0.80% to 2.90%	10,630,963	11.36 to 10.61	119,046,011	2.93%	2.48% to 0.32%
2004	0.80% to 2.85%	8,879,736	11.09 to 10.58	97,796,092	2.75%	3.82% to 1.67%
2003	0.80% to 2.65%	3,354,319	10.68 to 10.64	35,767,690	2.15%	7.04% to 6.37%	(b)
2002	0.80% to 1.40%	1,455,743	9.92 to 9.98	14,443,651	2.79%	-0.81% to -0.24%	(a) (b)

Gartmore GVIT ID Moderate Fund – Class II
2005	0.80% to 3.25%	68,034,438	12.27 to 12.36	912,007,522	2.38%	4.50% to 1.93%
2004	0.80% to 3.10%	39,171,967	11.74 to 12.16	503,658,002	2.41%	8.66% to 6.14%
2003	0.80% to 3.00%	10,453,015	10.80 to 11.47	121,349,850	1.41%	19.09% to 14.66%	(b)
2002	0.80% to 1.40%	2,118,040	9.02 to 9.07	19,115,308	1.76%	-9.79% to -9.28%	(a) (b)

Gartmore GVIT ID Moderately Aggressive Fund – Class II
2005	0.80% to 3.25%	54,186,761	12.79 to 13.56	803,417,643	2.25%	6.22% to 3.60%
2004	0.80% to 3.25%	28,932,284	12.05 to 13.09	404,519,632	2.13%	11.20% to 8.45%
2003	0.80% to 2.85%	6,494,549	10.83 to 10.53	78,820,084	1.04%	25.63% to 29.11%	(b)
2002	0.80% to 1.40%	1,018,177	8.57 to 8.62	8,735,441	1.70%	-14.26% to -13.77%	(a) (b)

Gartmore GVIT ID Moderately Conservative Fund – Class II
2005	0.80% to 3.00%	21,337,805	11.89 to 11.49	262,262,110	2.75%	3.65% to 1.36%
2004	0.80% to 3.00%	14,377,462	11.47 to 11.34	171,579,370	2.61%	6.30% to 3.94%
2003	0.80% to 2.85%	4,202,278	10.79 to 10.41	46,736,320	1.81%	12.79% to 13.27%	(b)
2002	0.80% to 1.40%	830,335	9.52 to 9.57	7,906,829	2.34%	-4.83% to -4.29%	(a) (b)

Gartmore GVIT International Growth Fund – Class I
2005	0.80% to 1.40%	15,486	9.68 to 9.38	146,183	0.96%	29.17% to 28.39%
2004	0.80% to 1.40%	15,800	7.50 to 7.31	116,027	0.73%	13.28% to 12.60%
2003	0.80% to 1.40%	20,616	6.62 to 6.49	134,284	0.00%	34.54% to 33.73%
2002	0.80% to 1.40%	29,445	4.85 to 4.92	143,224	0.00%	-25.15% to -24.71%
2001	0.80% to 1.40%	34,979	6.48 to 6.53	227,067	0.38%	-29.66% to -29.22%

Gartmore GVIT International Growth Fund – Class III
2005	0.80% to 1.40%	847,716	15.33 to 14.99	12,738,956	0.74%	29.14% to 28.36%
2004	0.80% to 1.40%	348,335	11.87 to 11.68	4,073,360	1.00%	13.44% to 12.75%
2003	0.80% to 1.40%	222,505	10.46 to 10.36	2,306,595	0.00%	34.25% to 33.44%
2002	0.80% to 1.40%	89,607	7.76 to 7.79	695,629	0.00%	-22.38% to -22.06%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT J.P. Morgan Balanced Fund – Class I
2005	0.80% to 1.40%	230,571	$10.94 to 10.83	$2,499,509	2.31%	1.72% to 1.11%
2004	1.30% to 1.40%	82,004	10.72 to 10.71	878,643	1.67%	7.17% to 7.10%	(a) (b)

Gartmore GVIT Mid Cap Growth Fund – Class I
2005	0.80% to 1.40%	2,707,801	6.06 to 5.86	15,930,090	0.00%	8.87% to 8.21%
2004	0.80% to 1.40%	2,756,609	5.57 to 5.41	14,976,290	0.00%	14.42% to 13.72%
2003	0.80% to 1.40%	3,739,814	4.87 to 4.76	17,845,308	0.00%	39.02% to 38.18%
2002	0.80% to 1.40%	2,660,898	3.45 to 3.50	9,184,293	0.00%	-37.90% to -37.52%
2001	0.80% to 1.40%	3,055,759	5.55 to 5.60	16,970,224	0.00%	-31.29% to -30.87%

Gartmore GVIT Mid Cap Growth Fund – Class II
2005	0.95% to 2.90%	1,755,225	13.27 to 14.83	26,824,934	0.00%	8.56% to 6.43%
2004	0.95% to 2.80%	1,007,022	12.22 to 13.96	14,330,559	0.00%	14.12% to 11.99%
2003	1.15% to 2.80%	299,970	12.61 to 12.46	3,768,515	0.00%	26.05% to 24.65%	(a) (b)

Gartmore GVIT Money Market Fund – Class I
2005	0.80% to 2.90%	25,994,392	13.15 to 9.55	403,550,772	2.81%	1.85% to -0.30%
2004	0.80% to 2.85%	24,692,825	12.91 to 9.59	402,897,044	0.83%	0.00% to -2.06%
2003	0.80% to 2.45%	31,545,544	12.91 to 9.83	530,145,947	0.67%	-0.18% to -1.71%	(b)
2002	0.80% to 1.40%	41,511,317	12.93 to 26.43	755,818,167	1.22%	-0.21% to 0.40%
2001	0.80% to 1.40%	52,653,826	6.57 to 26.46	942,668,967	3.70%	-29.14% to 2.77%

Gartmore GVIT Nationwide® Fund – Class I
2005	0.80% to 1.40%	4,977,888	20.70 to 23.75	117,501,938	0.87%	6.58% to 5.94%
2004	0.80% to 1.40%	6,455,251	19.42 to 22.41	143,936,000	1.22%	8.87% to 8.22%
2003	0.80% to 1.40%	8,257,174	17.84 to 20.71	170,241,418	0.54%	26.49% to 25.73%
2002	0.80% to 1.40%	10,146,387	14.10 to 16.47	166,485,649	0.83%	-18.51% to -18.02%
2001	0.80% to 1.40%	13,185,196	17.20 to 20.22	265,553,730	0.72%	-13.06% to -12.53%

Tax qualified
2005	1.30%	1,654,420	97.71	161,661,582	0.87%	6.05%
2004	1.30%	1,922,412	92.14	177,133,737	1.22%	8.32%
2003	1.30%	2,184,289	85.06	185,796,420	0.54%	25.86%
2002	1.30%	2,441,029	67.59	164,977,267	0.83%	-18.43%
2001	1.30%	2,811,964	82.85	232,983,965	0.72%	-12.97%

Non-tax qualified
2005	1.30%	839,281	95.20	79,898,458	0.87%	6.05%
2004	1.30%	986,311	89.77	88,539,823	1.22%	8.32%
2003	1.30%	1,167,236	82.87	96,728,819	0.54%	25.86%
2002	1.30%	1,364,710	65.84	89,858,992	0.83%	-18.43%
2001	1.30%	1,664,242	80.72	134,339,234	0.72%	-12.97%

Gartmore GVIT Nationwide® Fund – Class II
2005	1.10% to 2.95%	1,503,114	15.12 to 13.16	22,317,067	0.68%	5.87% to 3.89%
2004	1.10% to 2.95%	618,825	14.29 to 12.67	8,749,904	1.25%	8.33% to 6.30%
2003	1.15% to 2.60%	241,206	13.18 to 13.01	3,168,470	0.12%	31.81% to 30.12%	(a) (b)

Gartmore GVIT Nationwide® Leaders Fund – Class III
2005	0.80% to 1.40%	335,241	13.49 to 13.20	4,438,380	1.75%	9.42% to 8.76%
2004	0.80% to 1.40%	109,158	12.33 to 12.13	1,327,655	0.41%	17.82% to 17.11%
2003	0.80% to 1.40%	112,472	10.47 to 10.36	1,167,054	0.19%	24.59% to 23.84%
2002	0.80% to 1.40%	140,893	8.37 to 8.40	1,179,449	1.10%	-16.33% to -15.99%	(a) (b)

Gartmore GVIT Small Cap Growth Fund – Class I
2005	0.80% to 1.40%	2,005,492	7.60 to 7.34	14,778,743	0.00%	7.23% to 6.58%
2004	0.80% to 1.40%	2,492,775	7.08 to 6.89	17,218,219	0.00%	12.51% to 11.83%
2003	0.80% to 1.40%	2,968,907	6.30 to 6.16	18,323,132	0.00%	33.19% to 32.39%
2002	0.80% to 1.40%	2,398,287	4.65 to 4.73	11,172,305	0.00%	-34.22% to -33.82%
2001	0.80% to 1.40%	2,774,965	7.07 to 7.14	19,637,744	0.00%	-12.10% to -11.56%

Gartmore GVIT Small Cap Growth Fund – Class II
2005	1.10% to 2.50%	833,849	16.47 to 15.81	13,450,257	0.00%	6.55% to 5.05%
2004	1.10% to 2.50%	638,942	15.45 to 15.05	9,662,816	0.00%	11.92% to 10.34%
2003	1.10% to 2.45%	253,671	13.81 to 13.64	3,438,415	0.00%	38.07% to 36.42%	(a) (b)

Gartmore GVIT Small Cap Value Fund – Class I
2005	0.80% to 1.40%	5,997,704	20.38 to 19.45	117,326,190	0.06%	2.25% to 1.63%
2004	0.80% to 1.40%	7,841,197	19.93 to 19.14	150,777,246	0.00%	16.36% to 15.66%
2003	0.80% to 1.40%	9,693,103	17.13 to 16.55	160,991,883	0.00%	55.60% to 54.66%
2002	0.80% to 1.40%	10,426,144	10.70 to 11.01	111,874,546	0.01%	-28.18% to -27.75%
2001	0.80% to 1.40%	15,189,321	14.90 to 15.23	226,764,114	0.04%	26.47% to 27.25%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Small Cap Value Fund – Class II
2005	0.95% to 2.50%	1,711,970	$13.70 to 18.96	$33,130,471	0.00%	1.81% to 0.22%
2004	0.95% to 2.70%	1,569,325	13.45 to 18.85	30,077,570	0.00%	15.89% to 13.84%
2003	0.95% to 2.70%	573,102	11.61 to 16.55	9,519,702	0.00%	16.09% to 65.55%	(a) (b)

Gartmore GVIT Small Company Fund – Class I
2005	0.80% to 1.40%	6,249,268	34.96 to 32.89	206,998,058	0.00%	11.42% to 10.75%
2004	0.80% to 1.40%	7,419,392	31.38 to 29.70	221,665,394	0.00%	18.07% to 17.36%
2003	0.80% to 1.40%	8,866,029	26.57 to 25.31	225,469,321	0.00%	39.89% to 39.04%
2002	0.80% to 1.40%	10,259,753	18.20 to 19.00	187,503,638	0.00%	-18.49% to -17.99%
2001	0.80% to 1.40%	12,511,847	22.33 to 23.16	280,313,474	0.10%	-8.02% to -7.46%

Gartmore GVIT Small Company Fund – Class II
2005	0.95% to 2.90%	3,282,029	14.47 to 16.65	61,689,901	0.00%	10.95% to 8.77%
2004	0.95% to 2.65%	2,079,601	13.04 to 16.79	35,465,182	0.00%	17.66% to 15.64%
2003	0.95% to 2.70%	652,337	11.08 to 14.51	9,493,737	0.00%	10.84% to 45.11%	(a) (b)

Gartmore GVIT Turner Growth Focus Fund – Class I
2003	0.80% to 1.40%	366,483	3.25 to 3.19	1,171,318	0.00%	49.76% to 48.85%
2002	0.80% to 1.40%	471,889	2.14 to 2.17	1,012,335	0.00%	-43.66% to -43.32%
2001	0.80% to 1.40%	1,136,075	3.80 to 3.83	4,320,795	0.00%	-39.89% to -39.52%

Gartmore GVIT Turner Growth Focus Fund – Class III
2003	0.80% to 1.40%	222,768	11.22 to 11.10	2,475,993	0.00%	49.27% to 48.37%
2002	0.80% to 1.40%	131,428	7.48 to 7.51	983,837	0.00%	-25.17% to -24.87%	(a) (b)

Gartmore GVIT U.S. Growth Leaders Fund – Class II
2005	1.10% to 2.95%	1,053,974	18.36 to 15.47	19,056,867	0.00%	10.47% to 8.41%
2004	1.10% to 2.95%	643,867	16.62 to 14.27	10,597,692	0.00%	10.87% to 8.79%
2003	1.10% to 2.50%	275,354	14.99 to 14.81	4,108,083	0.00%	49.94% to 48.08%	(a) (b)

Gartmore GVIT U.S. Growth Leaders Fund – Class III
2005	0.80% to 1.40%	651,383	15.37 to 15.03	9,813,069	0.00%	11.10% to 10.43%
2004	0.80% to 1.40%	652,165	13.83 to 13.61	8,890,581	0.00%	11.55% to 10.87%
2003	0.80% to 1.40%	994,663	12.40 to 12.28	12,223,231	0.00%	51.18% to 50.26%
2002	0.80% to 1.40%	38,325	8.17 to 8.20	313,433	0.00%	-18.29% to -17.96%	(a) (b)

Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I
2005	0.80% to 2.35%	4,431,813	13.67 to 11.25	54,176,221	4.11%	1.36% to -0.21%
2004	0.80% to 2.35%	3,294,635	13.48 to 11.28	40,671,999	5.14%	5.68% to 4.03%
2003	0.80% to 2.25%	2,474,699	12.76 to 10.85	29,929,422	5.67%	11.22% to 8.50%	(b)
2002	0.80% to 1.40%	1,720,805	11.29 to 11.47	19,448,829	6.23%	5.71% to 6.35%
2001	0.80% to 1.40%	1,227,820	10.68 to 10.79	13,121,043	6.75%	2.72% to 3.35%

Gartmore GVIT Van Kampen Value Fund – Class II
2005	0.80% to 3.00%	3,772,570	11.67 to 14.20	60,363,959	1.31%	3.12% to 0.84%
2004	0.80% to 3.00%	2,181,509	11.32 to 14.09	34,193,585	1.18%	13.17% to 13.57%	(a)
2003	1.10% to 2.50%	447,441	13.68 to 13.51	6,093,942	0.77%	36.80% to 35.10%	(a) (b)

Gartmore GVIT Worldwide Leaders Fund – Class III
2005	0.80% to 1.40%	219,580	13.75 to 13.62	2,992,804	0.44%	18.39% to 17.67%
2004	1.30% to 1.40%	19,645	11.58 to 11.57	227,435	0.00%	15.79% to 15.71%	(a) (b)

Janus AS – Balanced Portfolio – Service Shares
2005	0.95% to 2.55%	889,457	12.16 to 12.65	11,543,065	1.93%	6.64% to 4.92%
2004	0.95% to 2.55%	965,605	11.40 to 12.06	11,838,785	2.75%	7.26% to 5.53%
2003	1.10% to 2.55%	546,262	11.57 to 11.42	6,279,309	1.86%	15.72% to 14.23%	(a) (b)

Janus AS – Forty Portfolio – Service Shares
2005	0.80% to 2.80%	4,486,139	7.95 to 14.49	39,249,662	0.01%	11.66% to 9.41%
2004	0.80% to 2.80%	5,056,803	7.12 to 13.24	38,894,723	0.02%	17.02% to 14.67%
2003	0.80% to 2.80%	5,884,690	6.09 to 11.55	37,329,405	0.23%	19.27% to 15.50%	(b)
2002	0.80% to 1.40%	6,806,637	5.02 to 5.10	34,232,639	0.28%	-17.11% to -16.60%
2001	0.80% to 1.40%	9,548,813	6.06 to 6.12	57,892,929	0.88%	-22.93% to -22.40%

Janus AS – Global Technology Portfolio – Service II Shares
2005	0.80% to 1.40%	465,574	11.48 to 11.22	5,242,415	0.00%	10.44% to 9.77%
2004	0.80% to 1.40%	608,518	10.39 to 10.22	6,234,982	0.00%	0.03% to -0.58%
2003	0.80% to 1.40%	646,612	10.39 to 10.28	6,657,474	0.00%	45.96% to 45.08%
2002	0.80% to 1.40%	330,773	7.09 to 7.12	2,345,727	0.00%	-29.12% to -28.83%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Janus AS – Global Technology Portfolio – Service Shares
2005	0.80% to 1.40%	1,331,430	$ 3.94 to 3.81	$ 5,087,677	0.00%	10.66% to 9.99%
2004	0.80% to 1.40%	1,940,791	3.56 to 3.46	6,737,842	0.00%	-0.24% to -0.84%
2003	0.80% to 1.40%	2,607,410	3.57 to 3.49	9,122,989	0.00%	45.30% to 44.43%
2002	0.80% to 1.40%	3,550,055	2.42 to 2.46	8,594,761	0.00%	-41.76% to -41.41%
2001	0.80% to 1.40%	7,619,692	4.15 to 4.19	31,652,697	0.55%	-38.20% to -37.82%

Janus AS – International Growth Portfolio – Service II Shares
2005	0.80% to 2.20%	1,666,749	15.99 to 14.63	25,822,972	1.10%	30.96% to 29.12%
2004	0.80% to 2.20%	995,810	12.21 to 11.33	11,887,853	0.91%	17.76% to 13.29%	(b)
2003	0.80% to 1.40%	739,921	10.37 to 10.26	7,601,917	1.03%	33.47% to 32.66%
2002	0.80% to 1.40%	646,682	7.74 to 7.77	5,004,178	0.39%	-22.65% to -22.33%	(a) (b)

Janus AS – International Growth Portfolio – Service Shares
2005	0.80% to 2.45%	1,379,274	9.10 to 21.28	14,034,749	0.98%	30.89% to 28.72%
2004	0.80% to 2.45%	1,822,897	6.95 to 16.53	14,029,437	0.77%	17.74% to 15.78%
2003	0.80% to 2.15%	2,390,414	5.90 to 14.32	15,852,117	0.84%	33.46% to 43.16%	(b)
2002	0.80% to 1.40%	3,173,860	4.35 to 4.42	13,840,520	0.54%	-26.80% to -26.35%
2001	0.80% to 1.40%	5,559,505	5.95 to 6.01	33,096,406	0.73%	-24.51% to -24.05%

Janus AS – Risk-Managed Core Portfolio – Service Shares
2005	0.95% to 2.50%	177,552	14.26 to 14.98	2,697,907	1.32%	9.86% to 8.15%
2004	0.95% to 2.70%	141,265	12.98 to 13.81	1,972,978	2.26%	16.35% to 14.29%
2003	1.15% to 2.70%	40,586	12.21 to 12.08	493,558	0.14%	22.08% to 20.80%	(a) (b)

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2005	0.80% to 1.40%	2,326,240	12.38 to 12.25	28,535,450	0.22%	8.34% to 7.69%
2004	0.80% to 1.40%	837,806	11.42 to 11.38	9,536,123	0.00%	14.23% to 13.78%	(a) (b)

MFS® VIT – Investors Growth Stock Series – Service Class
2005	0.95% to 3.15%	1,866,912	11.61 to 12.08	25,659,631	0.14%	3.24% to 0.95%
2004	1.10% to 3.15%	1,330,865	13.65 to 11.97	17,804,034	0.00%	7.79% to 5.55%
2003	1.15% to 2.80%	430,072	12.66 to 11.36	5,365,390	0.00%	26.62% to 13.64%	(a) (b)

MFS® VIT – Value Series – Service Class
2005	1.10% to 3.15%	1,732,243	15.74 to 13.86	26,565,220	0.77%	5.30% to 3.12%
2004	1.10% to 3.15%	871,754	14.94 to 13.44	12,731,984	0.38%	13.56% to 11.21%
2003	1.10% to 2.75%	318,844	13.16 to 12.12	4,095,704	0.01%	31.60% to 21.20%	(a) (b)

MTB Group of Funds – Aggressive Growth II
2005	1.35% to 1.75%	11,254	10.72 to 10.69	120,559	1.08%	7.21% to 6.92%	(a) (b)

MTB Group of Funds – Conservative Growth II
2005	1.25% to 1.75%	3,652	10.24 to 10.20	37,354	3.18%	2.39% to 2.04%	(a) (b)

MTB Group of Funds – Large Cap Growth Fund II
2005	1.15% to 2.35%	87,319	10.53 to 10.32	928,731	0.45%	0.85% to -0.37%
2004	1.15% to 2.35%	58,138	10.44 to 10.36	611,643	0.75%	4.37% to 3.58%	(a) (b)

MTB Group of Funds – Large Cap Value Fund II
2005	1.15% to 2.35%	82,930	12.33 to 12.09	1,038,567	0.97%	9.02% to 7.70%
2004	1.15% to 2.35%	50,546	11.31 to 11.23	579,510	1.08%	13.12% to 12.26%	(a) (b)

MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares
2005	1.15% to 2.60%	659,109	11.07 to 10.81	7,392,704	1.78%	2.80% to 1.30%
2004	1.15% to 2.35%	396,790	10.77 to 10.68	4,342,283	1.60%	7.65% to 6.84%	(a) (b)

Neuberger Berman AMT – Fasciano Portfolio – S Class
2005	0.95% to 2.50%	361,496	12.43 to 14.71	5,431,443	0.00%	1.92% to 0.33%
2004	1.05% to 2.50%	257,470	12.18 to 14.66	3,819,533	0.00%	10.70% to 9.08%
2003	1.15% to 2.70%	102,949	13.60 to 13.41	1,391,900	0.00%	36.01% to 34.14%	(a) (b)

Neuberger Berman AMT – Growth Portfolio®– I Class
2005	0.80% to 1.40%	4,407,773	16.58 to 19.22	155,259,354	0.00%	12.59% to 11.91%
2004	0.80% to 1.40%	5,418,656	14.72 to 17.18	167,323,055	0.00%	15.67% to 14.97%
2003	0.80% to 1.40%	6,552,886	12.73 to 14.94	172,620,548	0.00%	30.35% to 29.56%
2002	0.80% to 1.40%	7,698,064	9.76 to 26.11	153,833,660	0.00%	-32.13% to -31.72%
2001	0.80% to 1.40%	10,799,050	14.30 to 38.43	306,052,926	0.00%	-31.34% to -30.92%

Neuberger Berman AMT – Guardian Portfolio – I Class
2005	0.80% to 1.40%	1,777,747	12.26 to 11.71	20,912,861	0.14%	7.53% to 6.88%
2004	0.80% to 1.40%	2,342,770	11.40 to 10.95	25,763,450	0.11%	14.89% to 14.19%
2003	0.80% to 1.40%	2,668,163	9.93 to 9.59	25,677,371	0.81%	30.71% to 29.92%
2002	0.80% to 1.40%	3,171,959	7.38 to 7.59	23,476,909	0.85%	-27.48% to -27.04%
2001	0.80% to 1.40%	4,484,103	10.18 to 10.41	45,734,504	0.60%	-2.90% to -2.30%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – International Portfolio – S Class
2005	1.10% to 2.90%	816,611	$11.66 to 11.52	$9,478,809	0.19%	16.64% to 15.23%	(a) (b)

Neuberger Berman AMT – Limited Maturity Bond Portfolio®– I Class
2005	0.80% to 2.75%	8,471,408	14.20 to 9.59	116,762,312	2.78%	0.63% to -1.34%
2004	0.80% to 2.75%	8,511,968	14.11 to 9.72	125,688,679	3.65%	-0.03% to -1.99%
2003	0.80% to 2.60%	7,936,054	14.11 to 10.21	129,353,531	4.54%	1.60% to -0.34%	(b)
2002	0.80% to 1.40%	8,258,426	13.89 to 21.48	142,681,972	4.63%	3.86% to 4.50%
2001	0.80% to 1.40%	8,080,794	13.29 to 20.66	132,414,159	5.72%	7.25% to 7.91%

Neuberger Berman AMT – Mid Cap Growth Portfolio®– S Class
2005	0.95% to 2.80%	497,419	13.72 to 15.43	7,966,901	0.00%	12.35% to 10.26%
2004	0.95% to 2.80%	543,076	12.22 to 13.99	7,797,293	0.00%	14.93% to 12.79%
2003	1.15% to 2.80%	425,358	12.62 to 12.41	5,345,674	0.00%	26.19% to 24.08%

Neuberger Berman AMT – Partners Portfolio®– I Class
2005	0.80% to 1.40%	7,134,701	26.14 to 31.36	225,087,003	0.95%	17.10% to 16.40%
2004	0.80% to 1.40%	7,656,207	22.32 to 26.94	207,292,280	0.01%	18.02% to 17.31%
2003	0.80% to 1.40%	9,238,599	18.91 to 22.97	213,058,281	0.00%	34.01% to 33.20%
2002	0.80% to 1.40%	10,763,542	14.11 to 17.39	186,221,915	0.57%	-25.21% to -24.75%
2001	0.80% to 1.40%	13,271,405	18.75 to 23.23	306,818,501	0.40%	-4.20% to -3.61%

Neuberger Berman AMT – Regency Portfolio®– S Class
2005	1.10% to 2.70%	345,932	11.58 to 11.45	3,990,761	0.00%	15.77% to 14.53%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio®– I Class
2005	0.80% to 3.00%	2,318,131	12.00 to 13.81	33,095,968	0.00%	6.00% to 3.66%
2004	0.95% to 3.00%	851,027	12.45 to 13.32	11,561,669	0.00%	12.20% to 9.88%
2003	1.10% to 2.15%	87,804	12.28 to 12.20	1,075,366	0.00%	22.84% to 21.97%	(a) (b)

Oppenheimer Aggressive Growth Fund/VA – Initial Class
2005	0.80% to 1.40%	4,765,383	6.27 to 6.06	28,985,432	0.00%	11.43% to 10.76%
2004	0.80% to 1.40%	5,103,889	5.63 to 5.47	28,008,620	0.00%	18.82% to 18.10%
2003	0.80% to 1.40%	4,845,750	4.74 to 4.63	22,499,732	0.00%	24.59% to 23.83%
2002	0.80% to 1.40%	4,980,792	3.74 to 3.80	18,660,610	0.67%	-28.80% to -28.37%
2001	0.80% to 1.40%	6,975,880	5.25 to 5.31	36,678,338	0.85%	-32.24% to -31.82%

Oppenheimer Balanced Fund/VA – Initial Class
2005	0.80% to 1.40%	5,647,775	21.38 to 22.98	155,150,510	1.80%	3.06% to 2.44%
2004	0.80% to 1.40%	6,601,220	20.75 to 22.43	175,416,139	1.04%	9.22% to 8.56%
2003	0.80% to 1.40%	7,605,940	19.00 to 20.66	184,623,097	2.85%	23.96% to 23.21%
2002	0.80% to 1.40%	8,670,954	15.33 to 22.73	169,953,878	3.70%	-11.66% to -11.12%
2001	0.80% to 1.40%	11,167,226	17.24 to 25.70	245,234,141	3.91%	0.78% to 1.40%

Oppenheimer Bond Fund/VA – Initial Class
2005	0.80% to 1.40%	6,433,177	16.48 to 16.93	135,323,164	5.43%	1.77% to 1.15%
2004	0.80% to 1.40%	8,037,160	16.19 to 16.74	165,175,386	4.84%	4.65% to 4.02%
2003	0.80% to 1.40%	10,449,202	15.47 to 16.09	203,238,653	6.01%	5.93% to 5.28%
2002	0.80% to 1.40%	13,606,303	14.61 to 23.00	247,141,316	7.33%	7.55% to 8.21%
2001	0.80% to 1.40%	15,690,317	13.50 to 21.36	263,233,422	7.50%	6.27% to 6.92%

Oppenheimer Capital Appreciation Fund/VA – Initial Class
2005	0.80% to 1.40%	7,865,933	16.16 to 15.36	121,515,526	0.95%	4.26% to 3.63%
2004	0.80% to 1.40%	10,200,109	15.50 to 14.82	151,901,981	0.31%	6.08% to 5.44%
2003	0.80% to 1.40%	11,344,613	14.62 to 14.05	160,093,105	0.40%	29.90% to 29.11%
2002	0.80% to 1.40%	12,583,296	10.88 to 11.25	137,424,259	0.64%	-27.88% to -27.44%
2001	0.80% to 1.40%	16,326,806	15.09 to 15.51	247,044,846	0.65%	-13.81% to -13.28%

Oppenheimer Capital Appreciation Fund/VA – Service Class
2005	0.95% to 2.90%	4,173,108	11.99 to 12.85	61,055,416	0.66%	3.87% to 1.83%
2004	0.95% to 2.75%	3,161,586	11.54 to 12.65	44,803,436	0.18%	5.60% to 3.68%
2003	1.10% to 2.70%	1,061,170	13.70 to 13.51	14,365,108	0.00%	37.02% to 35.08%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2005	0.80% to 1.40%	5,308,749	19.15 to 18.84	100,226,186	0.96%	13.43% to 12.74%
2004	0.80% to 1.40%	4,802,654	16.88 to 16.71	80,353,321	1.07%	18.24% to 17.53%
2003	0.80% to 1.40%	3,077,238	14.28 to 14.22	43,773,740	0.00%	42.77% to 42.19%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 4
2005	0.95% to 2.50%	5,674,152	13.07 to 12.73	73,470,008	0.64%	12.97% to 11.20%
2004	0.95% to 2.70%	2,505,064	11.57 to 11.43	28,879,946	0.00%	15.69% to 14.33%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Global Securities Fund/VA – Initial Class
2005	0.80% to 1.40%	8,956,758	$34.04 to 33.28	$315,862,240	1.04%	13.40% to 12.71%
2004	0.80% to 1.40%	11,400,256	30.02 to 29.53	355,783,572	1.28%	18.21% to 17.50%
2003	0.80% to 1.40%	14,615,943	25.40 to 25.13	387,057,516	0.78%	41.88% to 41.02%
2002	0.80% to 1.40%	19,239,592	17.82 to 19.54	360,616,517	0.58%	-23.23% to -22.76%
2001	0.80% to 1.40%	23,483,483	23.17 to 25.43	571,268,506	0.72%	-13.28% to -12.75%

Oppenheimer Global Securities Fund/VA – Service Class
2005	0.95% to 2.30%	1,118,144	15.72 to 19.46	22,094,897	0.85%	12.98% to 11.44%
2004	0.95% to 2.30%	1,316,404	13.91 to 17.46	23,100,094	1.49%	17.75% to 16.15%
2003	1.10% to 2.30%	1,143,121	15.19 to 15.03	17,208,692	0.00%	51.92% to 50.31%	(a) (b)

Oppenheimer High Income Fund/VA – Service Class
2005	0.95% to 2.45%	3,038,153	11.66 to 12.67	39,502,363	5.82%	1.04% to -0.49%
2004	0.95% to 2.35%	2,601,130	11.54 to 13.18	33,693,872	4.57%	7.70% to 6.24%
2003	0.95% to 2.70%	1,175,216	10.72 to 11.97	14,186,550	0.00%	7.17% to 19.74%	(a) (b)

Oppenheimer Main Street Fund® /VA – Initial Class
2005	0.80% to 1.40%	3,231,392	9.28 to 8.96	29,087,134	1.38%	5.13% to 4.50%
2004	0.80% to 1.40%	3,830,214	8.83 to 8.58	32,960,291	0.87%	8.58% to 7.93%
2003	0.80% to 1.40%	4,118,904	8.13 to 7.95	32,811,064	0.85%	25.71% to 24.95%
2002	0.80% to 1.40%	3,496,934	6.36 to 6.47	22,280,163	0.75%	-19.94% to -19.45%
2001	0.80% to 1.40%	2,949,192	7.95 to 8.03	23,454,073	0.48%	-11.43% to -10.88%

Oppenheimer Main Street Fund® /VA – Service Class
2005	0.95% to 2.95%	3,831,295	12.56 to 13.01	55,729,762	0.95%	4.74% to 2.63%
2004	0.95% to 2.85%	2,371,195	11.99 to 12.70	33,173,754	0.49%	8.11% to 6.04%
2003	1.10% to 2.80%	783,827	13.16 to 11.98	10,229,287	0.00%	31.60% to 19.83%	(a) (b)

Oppenheimer Main Street Small Cap Fund® /VA – Service Class
2005	0.95% to 2.90%	1,105,896	14.45 to 16.74	21,104,247	0.00%	8.68% to 6.54%
2004	0.95% to 2.70%	731,026	13.29 to 17.34	12,914,027	0.00%	18.05% to 15.96%
2003	0.95% to 2.65%	272,097	11.26 to 14.96	4,089,001	0.00%	12.62% to 49.59%	(a) (b)

Pioneer Small Cap Value II VCT Portfolio – Class I
2005	0.95% to 1.05%	80,124	15.46 to 15.43	1,237,644	0.48%	13.86% to 13.74%
2004	0.95% to 1.05%	38,238	13.58 to 13.56	519,026	0.00%	21.15% to 21.02%
2003	0.95%	2,627	11.21	29,448	0.60%	12.10%	(a) (b)

Putnam VT Growth & Income Fund – IB Shares
2005	0.95% to 2.80%	644,011	12.87 to 13.47	8,937,063	1.64%	4.23% to 2.29%
2004	1.05% to 2.80%	491,760	12.33 to 13.17	6,602,053	0.90%	9.94% to 8.00%
2003	1.15% to 2.50%	131,535	12.33 to 12.22	1,615,235	0.00%	23.30% to 22.17%	(a) (b)

Putnam VT International Equity Fund – IB Shares
2005	1.15% to 2.65%	92,906	16.18 to 15.53	1,485,977	1.49%	10.91% to 9.23%
2004	1.15% to 2.65%	126,817	14.59 to 14.22	1,836,698	2.11%	14.86% to 13.12%
2003	0.95% to 2.40%	186,001	11.65 to 12.59	2,324,072	0.00%	16.55% to 25.93%	(a) (b)

Putnam VT Voyager II Fund – IB Shares
2005	0.95% to 2.80%	276,236	11.69 to 12.20	3,456,648	0.71%	4.69% to 2.74%
2004	1.10% to 2.80%	261,001	12.22 to 11.87	3,144,631	0.17%	3.88% to 2.09%
2003	1.15% to 2.80%	101,667	11.76 to 11.63	1,179,509	0.00%	17.63% to 16.31%	(a) (b)

Strong VIF – Strong International Stock Fund II
2003	1.30%	2	1.04	2	2.56%	-81.09%
2002	0.80% to 1.40%	2,668,379	5.45 to 5.66	14,603,968	3.33%	-27.57% to -27.13%
2001	0.80% to 1.40%	3,252,169	7.53 to 7.77	24,558,447	0.00%	-23.24% to -22.77%

T. Rowe Price Blue Chip Growth Portfolio – II
2005	1.10% to 2.90%	596,546	11.23 to 11.10	6,676,122	0.19%	12.32% to 10.96%	(a) (b)

T. Rowe Price Equity Income Portfolio – II
2005	1.10% to 2.80%	1,288,795	10.56 to 10.44	13,568,484	1.31%	5.59% to 4.39%	(a) (b)

T. Rowe Price Limited Term Bond Fund – II
2005	1.10% to 2.70%	297,273	10.05 to 9.95	2,977,178	2.51%	0.54% to -0.54%	(a) (b)

Van Eck WIT – Worldwide Bond Fund – Class R1
2005	0.80% to 1.40%	653,908	10.80 to 10.69	6,998,382	6.56%	-3.89% to -4.47%
2004	0.80% to 1.40%	494,491	11.24 to 11.19	5,536,020	0.00%	12.37% to 11.92%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	0.80% to 1.40%	1,440,459	$ 14.98 to 15.99	$ 26,984,368	7.64%	-3.81% to -4.39%
2004	0.80% to 1.40%	1,831,299	15.57 to 16.72	35,793,497	9.55%	8.28% to 7.62%
2003	0.80% to 1.40%	2,862,991	14.38 to 15.54	51,489,785	2.03%	17.22% to 16.51%
2002	0.80% to 1.40%	4,136,893	12.27 to 16.90	62,492,689	0.00%	19.95% to 20.68%
2001	0.80% to 1.40%	2,997,727	10.17 to 14.07	37,681,153	4.50%	-6.43% to -5.86%

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1
2005	0.80% to 1.40%	877,819	16.56 to 16.40	14,412,087	0.59%	30.81% to 30.02%
2004	0.80% to 1.40%	513,201	12.66 to 12.61	6,474,361	0.00%	26.61% to 26.10%	(a) (b)

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.80% to 1.40%	2,663,102	15.53 to 14.70	39,392,769	0.84%	30.94% to 30.15%
2004	0.80% to 1.40%	3,491,296	11.86 to 11.29	39,648,217	0.64%	24.88% to 24.13%
2003	0.80% to 1.40%	5,585,517	9.50 to 9.01	51,038,448	0.10%	52.96% to 52.03%
2002	0.80% to 1.40%	5,964,059	5.98 to 6.21	35,821,395	0.25%	-4.26% to -3.68%
2001	0.80% to 1.40%	6,836,908	6.25 to 6.44	42,859,924	0.00%	-3.19% to -2.60%

Van Eck WIT – Worldwide Hard Assets Fund – Class R1
2005	0.80% to 1.40%	1,551,985	18.83 to 18.64	28,960,958	0.19%	50.41% to 49.50%
2004	0.80% to 1.40%	746,021	12.52 to 12.47	9,304,789	0.00%	25.17% to 24.67%	(a) (b)

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.80% to 1.40%	1,699,058	26.17 to 25.51	49,998,755	0.35%	50.46% to 49.56%
2004	0.80% to 1.40%	2,157,026	17.39 to 17.05	42,204,825	0.43%	23.24% to 22.49%
2003	0.80% to 1.40%	3,205,129	14.14 to 13.95	50,839,940	0.41%	43.92% to 43.05%
2002	0.80% to 1.40%	3,463,167	9.75 to 11.96	38,122,503	0.82%	-4.19% to -3.61%
2001	0.80% to 1.40%	3,093,490	10.18 to 12.47	35,847,578	1.21%	-11.71% to -11.17%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2005	0.95% to 2.90%	1,959,026	10.85 to 10.22	20,680,370	2.78%	2.95% to 0.93%
2004	1.10% to 2.85%	797,097	10.44 to 10.13	8,251,586	3.48%	2.93% to 1.12%
2003	1.15% to 2.60%	147,979	10.14 to 10.04	1,495,211	0.01%	1.37% to 0.38%	(a) (b)

Van Kamen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.80% to 1.40%	725,492	18.08 to 17.18	12,534,982	7.55%	11.36% to 10.68%
2004	0.80% to 1.40%	992,232	16.24 to 15.52	15,474,285	6.82%	9.18% to 8.52%
2003	0.80% to 1.40%	1,706,650	14.87 to 14.30	24,503,530	0.00%	26.84% to 26.08%
2002	0.80% to 1.40%	1,362,649	11.34 to 11.72	15,504,147	8.08%	7.69% to 8.35%
2001	0.80% to 1.40%	945,006	10.53 to 10.82	9,974,855	8.46%	8.55% to 9.21%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class II
2005	1.10% to 2.45%	171,015	15.26 to 14.64	2,577,975	7.16%	10.91% to 9.40%
2004	0.95% to 2.45%	246,266	11.80 to 13.38	3,341,560	8.89%	9.03% to 7.38%
2003	1.10% to 2.65%	217,082	12.64 to 12.44	2,731,124	0.00%	26.36% to 24.38%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.80% to 1.40%	4,368,496	43.68 to 41.74	183,618,271	1.20%	16.12% to 15.42%
2004	0.80% to 1.40%	5,160,818	37.62 to 36.16	187,725,450	1.47%	35.30% to 34.49%
2003	0.80% to 1.40%	5,597,622	27.80 to 26.89	151,232,148	0.00%	36.41% to 35.59%
2002	0.80% to 1.40%	6,388,968	19.83 to 20.38	127,217,556	3.13%	-2.18% to -1.58%
2001	0.80% to 1.40%	6,412,848	20.27 to 20.71	130,424,768	3.79%	8.30% to 8.96%

Van Kampen UIF – U.S. Real Estate Portfolio – Class II
2005	0.95% to 2.70%	3,310,194	17.37 to 20.07	68,799,980	1.14%	15.65% to 13.61%
2004	0.95% to 2.75%	2,479,086	15.02 to 17.65	44,807,033	1.33%	34.78% to 32.33%
2003	0.95% to 2.70%	801,715	11.14 to 13.35	10,824,041	0.00%	11.44% to 33.46%	(a)

Victory VIF – Diversified Stock Fund Class A Shares
2005	1.15% to 2.10%	64,852	13.30 to 13.00	859,735	0.07%	7.50% to 6.47%
2004	1.15% to 2.00%	40,476	12.37 to 12.23	502,687	0.97%	8.40% to 7.47%
2003	1.25% to 1.70%	1,741	11.41 to 12.90	21,716	0.27%	14.11% to 13.95%	(a) (b)

Wells Fargo Advantage Variable Trust Discovery Fund
2005	0.80% to 1.40%	2,486,339	20.42 to 24.66	70,294,123	0.00%	7.41% to 6.76%
2004	0.80% to 1.40%	3,008,430	19.01 to 23.10	79,265,637	0.00%	14.79% to 14.10%
2003	0.80% to 1.40%	3,528,905	16.56 to 20.24	81,166,340	0.00%	38.31% to 37.48%
2002	0.80% to 1.40%	4,412,647	11.97 to 17.90	73,328,599	0.00%	-13.25% to -12.72%
2001	0.80% to 1.40%	5,530,289	13.72 to 20.61	105,645,293	0.71%	2.62% to 3.25%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Wells Fargo Advantage Variable Trust Opportunity Fund
2005	0.80% to 1.40%	8,710,393	$ 29.12 to 34.39	$373,720,329	0.00%	7.02% to 6.38%
2004	0.80% to 1.40%	10,844,850	27.21 to 32.33	434,154,524	0.00%	17.27% to 16.57%
2003	0.80% to 1.40%	13,018,344	23.20 to 27.74	444,110,406	0.07%	35.91% to 35.09%
2002	0.80% to 1.40%	16,110,284	17.07 to 28.12	403,963,377	0.34%	-27.84% to -27.40%
2001	0.80% to 1.40%	20,735,773	23.51 to 38.94	714,099,312	0.58%	-5.06% to -4.48%

Wells Fargo Variable Trust – Large Company Growth Fund
2005	1.40% to 2.20%	13,234	10.50 to 10.40	137,863	0.18%	4.22% to 3.38%
2004	2.10%	2,297	10.06	23,117	0.00%	0.64%	(a) (b)

Wells Fargo Variable Trust – Money Market Fund
2005	1.40%	1,058	10.11	10,698	34.36%	1.11%

Wells Fargo Variable Trust – Total Return Bond Fund
2005	1.15%	2,116	10.12	21,419	0.49%	0.73%

2005 Reserves for annuity contracts in payout phase:				9,694,221

2005 Contract owners’ equity				$13,950,161,968

2004 Reserves for annuity contracts in payout phase:				9,554,595

2004 Contract owners’ equity				$12,749,242,735

2003 Reserves for annuity contracts in payout phase:				10,819,827

2003 Contract owners’ equity				$11,391,384,498

2002 Reserves for annuity contracts in payout phase:				10,470,739

2002 Contract owners’ equity				$9,986,015,760

2001 Reserves for annuity contracts in payout phase:				16,323,563

2001 Contract owners’ equity				$14,643,768,219

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholder
Nationwide Life Insurance Company:
We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2006

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Income
(in millions)

	Years ended December 31,
	2005	2004	2003
Revenues:
Policy charges	$1,055.1	$1,025.2	$924.1
Life insurance premiums	260.0	270.4	279.8
Net investment income	2,105.2	2,000.5	1,973.1
Net realized gains (losses) on investments, hedging instruments and hedged items	10.6	(36.4)	(85.2)
Other	2.2	9.8	12.8

Total revenues	3,433.1	3,269.5	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Other benefits and claims	377.5	369.2	380.0
Policyholder dividends on participating policies	33.1	36.2	41.2
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	66.3	59.8	48.4
Other operating expenses	538.8	582.0	515.5

Total benefits and expenses	2,813.0	2,734.5	2,670.2

Income from continuing operations before federal income tax expense	620.1	535.0	434.4
Federal income tax expense	95.6	120.0	96.2

Income from continuing operations	524.5	415.0	338.2
Cumulative effect of adoption of accounting principles, net of taxes	—	(3.3)	(0.6)

Net income	$524.5	$411.7	$337.6

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except per share amounts)

	December 31,
	2005	2004
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $26,958.9 in 2005; $26,708.7 in 2004)	$27,198.1	$27,652.0
Equity securities (cost $35.1 in 2005; $37.7 in 2004)	42.1	48.1
Mortgage loans on real estate, net	8,458.9	8,649.2
Real estate, net	84.9	83.9
Policy loans	604.7	644.5
Other long-term investments	641.5	539.6
Short-term investments, including amounts managed by a related party	1,596.6	1,645.8

Total investments	38,626.8	39,263.1

Cash	0.9	15.5
Accrued investment income	344.0	364.2
Deferred policy acquisition costs	3,597.9	3,416.6
Other assets	1,699.1	2,099.8
Assets held in separate accounts	62,689.8	60,798.7

Total assets	$106,958.5	$105,957.9

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$35,941.1	$36,383.1
Short-term debt	242.3	215.0
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	3,130.1	3,645.2
Liabilities related to separate accounts	62,689.8	60,798.7

Total liabilities	102,703.3	101,742.0

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	3,883.4	3,543.9
Accumulated other comprehensive income	93.6	393.8

Total shareholder’s equity	4,255.2	4,215.9

Total liabilities and shareholder’s equity	$106,958.5	$105,957.9

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Shareholder’s Equity
(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2002	$3.8	$171.1	$2,979.6	$394.3	$3,548.8
Comprehensive income:
Net income	—	—	337.6	—	337.6
Net unrealized gains on securities available-for-sale arising during the period, net of taxes	—	—	—	99.6	99.6
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(26.6)	(26.6)

Total comprehensive income					410.6

Capital contributed by NFS	—	200.2	—	—	200.2
Capital returned to NFS	—	(100.0)	—	—	(100.0)
Dividends to NFS	—	—	(60.0)	—	(60.0)

Balance as of December 31, 2003	3.8	271.3	3,257.2	467.3	3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(42.7)	(42.7)
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(30.8)	(30.8)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(327.3)	(327.3)
Accumulated net gains on cash flow hedges, net of taxes	—	—	—	27.1	27.1

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	$3.8	$274.4	$3,883.4	$93.6	$4,255.2

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2005	2004	2003
Cash flows from operating activities:
Net income	$524.5	$411.7	$337.6
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(10.6)	36.4	85.2
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Capitalization of deferred policy acquisition costs	(460.5)	(496.4)	(567.2)
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Amortization and depreciation	65.6	73.0	69.3
Decrease (increase) in other assets	591.0	(303.5)	(735.9)
(Decrease) increase in policy and other liabilities	(511.1)	324.4	342.3
Other, net	(114.9)	1.5	45.4

Net cash provided by operating activities	1,881.3	1,734.4	1,261.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,198.5	3,099.4	4,101.6
Proceeds from sale of securities available-for-sale	2,619.7	2,485.5	2,220.5
Proceeds from repayments of mortgage loans on real estate	2,854.6	1,920.9	1,478.3
Cost of securities available-for-sale acquired	(6,924.1)	(6,291.4)	(9,366.7)
Cost of mortgage loans on real estate originated or acquired	(2,524.9)	(2,169.9)	(1,914.4)
Net decrease (increase) in short-term investments	56.9	205.9	(639.9)
Collateral received (paid) - securities lending, net	36.6	89.4	(26.1)
Other, net	121.6	(357.2)	280.3

Net cash provided by (used in) investing activities	438.9	(1,017.4)	(3,866.4)

Cash flows from financing activities:
Net proceeds from issuance of long-term debt to NFS	—	—	100.0
Net increase in short-term debt	27.3	15.2	199.8
Capital contributed by NFS	—	3.1	200.2
Capital returned to NFS	—	—	(100.0)
Cash dividends paid to NFS	(185.0)	(125.0)	(60.0)
Investment and universal life insurance product deposits	2,845.4	3,561.6	5,116.1
Investment and universal life insurance product withdrawals	(5,022.5)	(4,156.5)	(2,852.3)

Net cash (used in) provided by financing activities	(2,334.8)	(701.6)	2,603.8

Net (decrease) increase in cash	(14.6)	15.4	(0.8)
Cash, beginning of period	15.5	0.1	0.9

Cash, end of period	$0.9	$15.5	$0.1

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2005, 2004 and 2003

(1)	Organization and Description of Business
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.
All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.
Wholly-owned subsidiaries of NLIC as of December 31, 2005 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.
The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation (TBG Financial). The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.
The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment products and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; federal income tax provisions; the liability for future policy benefits; and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Consolidation Policy
The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Effective December 31, 2003, the Company applied the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), to those variable interest entities (VIEs) with which it is associated. As a result, the Company deconsolidated certain VIEs which previously were consolidated, as of that date. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(b) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 8% from other sources compared to 70%, 21% and 9%, respectively, in 2004.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.
Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.
(c) Derivative Instruments
Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.
The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.
Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.
The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.
(d) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(e) Deferred Policy Acquisition Costs for Investment Products and Universal Life Insurance Products
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (referred to as DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.
(f) Separate Accounts
Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.
(g) Future Policy Benefits
The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).
The Company calculates its liability for future policy benefits for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance laws.
The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2005 and 2004, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).
(h) Participating Business
Participating business represented approximately 10% in 2005 (11% in 2004 and 13% in 2003) of the Company’s life insurance in force, 52% of the number of life insurance policies in force in 2005 (55% in 2004 and 56% in 2003) and 5% of life insurance statutory premiums in 2005 (7% in 2004 and 11% in 2003). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(i) Federal Income Taxes
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(j) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.
(k) Reclassification
Certain items in the 2004 and 2003 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)	Recently Issued Accounting Standards
On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. Although the Company is currently unable to quantify the impact of adoption, SFAS 155 could have a material impact on the Company’s financial position and/or results of operations once adopted.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations once adopted.
In May 2005, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.
In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company began applying this additional guidance beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.
On September 8, 2004, the FASB issued for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as nonaccrual or how to subsequently report income on a nonaccrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and United States Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(4)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it attempts to mitigate those risks:
Credit Risk: This is the risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.
Interest Rate Risk: This is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, such as increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company may be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Legal/Regulatory Risk: This is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, or additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.
Ratings Risk: This is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged in can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.
Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $267.5 million extending into 2006 were outstanding as of December 31, 2005 compared to $243.7 million extending into 2005 as of December 31, 2004. The Company also had $47.4 million and $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2005 and 2004, respectively
Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. The Company attempts to minimize potential credit losses through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2005, the Company’s credit risk from these derivative financial instruments was $63.5 million, net of $203.3 million of cash collateral and $53.2 million in securities pledged as collateral compared to $46.3 million, $415.7 million and $222.5 million, respectively, as of December 31, 2004.
Equity Market Risk:Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005, approximately 83% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2004). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which may require the Company to accelerate the amortization of DAC.
Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.
In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2003, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to earnings volatility. This volatility was negligible in 2005. As of December 31, 2005 and 2004, the net amount at risk was $1.08 billion and $1.71 billion before reinsurance, respectively, and $178.4 million and $296.5 million net of reinsurance, respectively. As of December 31, 2005 and 2004, the Company’s reserve for GMDB claims was $26.9 million and $23.6 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by: (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge; or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.
The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Upon reaching scale, the Company anticipates the purchase of S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings; however, the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2005 and 2004. As of December 31, 2005 and 2004, the fair value of the GMAB embedded derivative was $67.9 million and $20.6 million, respectively. The increase in the fair value of the GMAB embedded derivative primarily was due to the value of new business sold during 2005.
Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed minimum withdrawal benefit (GMWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company shall continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GMWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with no more than 23.8% in any geographic region of the U.S. and no more than 1.6% with any one borrower, compared to 25.1% and 1.6%, respectively, as of December 31, 2004. As of December 31, 2005 and 2004, 32.0% and 30.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.
Significant Business Concentrations:As of December 31, 2005 and 2004, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Guarantee Risk:In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company’s risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company attempts to mitigate these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 17 for further discussion of Tax Credit Funds.
Reinsurance: The Company follows the industry practice of reinsuring a portion of its life insurance and annuity risks with other companies in order to reduce net liability on individual risks, to provide protection against large losses and to obtain greater diversification of risks. The maximum amount of individual ordinary life insurance retained by the Company on any one life is $5.0 million. The Company cedes insurance primarily on an automatic basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria, and on a facultative basis, under which the reinsurer’s prior approval is required for each risk reinsured. The Company also cedes insurance on a case-by-case basis particularly where the Company may be writing new risks or is unwilling to retain the full costs associated with new lines of business. The Company maintains catastrophic reinsurance coverage to protect against large losses related to a single event. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.
The Company has entered into reinsurance contracts with certain unaffiliated reinsurers to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $909.6 million and $894.3 million as of December 31, 2005 and 2004, respectively. The impact of these contracts on the Company’s results of operations is immaterial. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts. The Company has no other material reinsurance arrangements with unaffiliated reinsurers. The Company’s only material reinsurance agreements with affiliates are the modified coinsurance agreements pursuant to which NLIC ceded to other members of Nationwide all of its accident and health insurance business not ceded to unaffiliated reinsurers, as described in Note 15.
Collateral – Derivatives:The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company’s policy is to include a Credit Support Annex with each agreement in an effort to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.
Collateral – Securities Lending:The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(5)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.
Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:
Fixed maturity and equity securities available-for-sale: See Note 2(b).
Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.
Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.
Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.
Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.
Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.
Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.
Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.
The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2005		2004
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$27,198.1	$27,198.1	$27,652.0	$27,652.0
Equity securities	42.1	42.1	48.1	48.1
Mortgage loans on real estate, net	8,458.9	8,503.0	8,649.2	8,942.7
Policy loans	604.7	604.7	644.5	644.5
Short-term investments	1,596.6	1,596.6	1,645.8	1,645.8
Cash	0.9	0.9	15.5	15.5
Assets held in separate accounts	62,689.8	62,689.8	60,798.7	60,798.7

Liabilities
Investment contracts	(28,698.1)	(26,607.2)	(29,196.6)	(26,870.6)
Policy reserves on life insurance contracts	(7,243.0)	(7,173.1)	(7,186.5)	(7,153.9)
Short-term debt	(242.3)	(242.3)	(215.0)	(215.0)
Long-term debt, payable to NFS	(700.0)	(822.8)	(700.0)	(743.9)
Collateral received – securities lending and derivatives	(1,359.1)	(1,359.1)	(1,289.9)	(1,289.9)
Liabilities related to separate accounts	(62,689.8)	(61,483.5)	(60,798.7)	(59,651.2)

Derivative financial instruments
Interest rate swaps hedging assets	3.3	3.3	(72.1)	(72.1)
Cross-currency interest rate swaps	178.5	178.5	495.0	495.0
Interest rate futures contracts	1.6	1.6	(6.5)	(6.5)
Other derivatives	41.1	41.1	36.1	36.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(6)	Derivative Financial Instruments
Qualitative Disclosure
Interest Rate Risk Management
The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.
Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.
As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.
The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.
In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.
The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.
Foreign Currency Risk Management
In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.
The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.
Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.
Equity Market Risk Management
See Note 4 for a complete discussion of the Company’s equity market risk management.
Other Non-Hedging Derivatives
The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.
The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.
The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.
Quantitative Disclosure
Fair Value Hedges
During the years ended December 31, 2005, 2004 and 2003, a net gain of $4.1 million, a net loss of $11.3 million and a net gain of $4.2 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.
Cash Flow Hedges
For the years ended December 31, 2005, 2004 and 2003, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net gain of $1.0 million and a net loss of $5.4 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.
The Company anticipates reclassifying less than $0.5 million in net losses out of AOCI over the next 12-month period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company did enter into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index, where delivery of the shares will occur 30 years in the future. During 2005, 2004 and 2003, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.
Other Derivative Instruments, Including Embedded Derivatives
Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2005, 2004 and 2003 included a net loss of $9.1 million, a net gain of $8.1 million and a net gain of $11.8 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, Annuity Benefits included a gain of $5.1 million for the year ended December 31, 2005 related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2005, 2004 and 2003, a net loss of $80.7 million, a net loss of $5.9 million and a net gain of $4.2 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $78.3 million, $5.9 million and $0.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2005, 2004 and 2003, respectively.
The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2005	2004
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$2,040.1	$1,891.5
Pay variable/receive fixed rate swaps hedging investments	79.2	152.8
Pay variable/receive variable rate swaps hedging investments	—	145.0
Pay variable/receive fixed rate swaps hedging liabilities	550.0	275.0
Pay variable/receive variable rate swaps hedging liabilities	30.0	280.0
Pay fixed/receive variable rate swaps hedging liabilities	170.0	275.0
Other contracts hedging investments	10.0	43.9
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	439.8	400.9
Hedging foreign currency denominated liabilities	1,312.4	2,028.8
Credit default swaps and other non-hedging instruments	555.3	836.0
Equity option contracts	774.4	190.9
Interest rate futures contracts	120.5	387.0

Total	$6,081.7	$6,906.8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(7)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U.S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$81.1	$13.9	$0.1	$94.9
Agencies not backed by the full faith and credit of the U.S. Government	1,101.0	81.6	1.0	1,181.6
Obligations of states and political subdivisions	246.8	3.1	2.7	247.2
Debt securities issued by foreign governments	41.6	2.7	0.1	44.2
Corporate securities
Public	10,192.0	448.9	26.4	10,614.5
Private	6,633.6	342.9	24.1	6,952.4
Mortgage-backed securities – U.S. Government-backed	4,628.8	59.5	16.3	4,672.0
Asset-backed securities	3,783.8	87.7	26.3	3,845.2

Total fixed maturity securities	26,708.7	1,040.3	97.0	27,652.0
Equity securities	37.7	10.5	0.1	48.1

Total securities available-for-sale	$26,746.4	$1,050.8	$97.1	$27,700.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2005. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,902.1	$1,909.1
Due after one year through five years	6,212.8	6,285.3
Due after five years through ten years	6,160.3	6,246.3
Due after ten years	3,172.2	3,334.1

Subtotal	17,447.4	17,774.8
Mortgage-backed securities – U.S. Government-backed	6,048.3	5,958.8
Asset-backed securities	3,463.2	3,464.5

Total	$26,958.9	$27,198.1

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2005	2004
Net unrealized gains, before adjustments and taxes	$246.2	$953.7
Adjustment to DAC	42.4	(144.6)
Adjustment to future policy benefits and claims	(104.6)	(121.6)
Deferred federal income taxes	(64.4)	(240.6)

Net unrealized gains	$119.6	$446.9

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2005	2004	2003
Fixed maturity securities	$(704.1)	$(153.3)	$61.9
Equity securities	(3.4)	(1.2)	12.4

Net change	$(707.5)	$(154.5)	$74.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$5.7	$0.1	$0.2	$—	$5.9	$0.1
Agencies not backed by the full faith and credit of the U.S. Government	179.9	1.0	—	—	179.9	1.0
Obligations of states and political subdivisions	68.6	0.5	52.7	2.2	121.3	2.7
Debt securities issued by foreign governments	—	—	7.5	0.1	7.5	0.1
Corporate securities
Public	1,522.3	17.9	291.5	8.5	1,813.8	26.4
Private	994.2	16.3	184.2	7.8	1,178.4	24.1
Mortgage-backed securities – U.S.
Government-backed	1,271.5	10.5	225.1	5.8	1,496.6	16.3
Asset-backed securities	728.0	15.4	229.3	10.9	957.3	26.3

Total fixed maturity securities	4,770.2	61.7	990.5	35.3	5,760.7	97.0
Equity securities	0.7	0.1	—	—	0.7	0.1

Total	$4,770.9	$61.8	$990.5	$35.3	$5,761.4	$97.1

% of gross unrealized losses		64.0%		36.0%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Proceeds from the sale of securities available-for-sale during 2005, 2004 and 2003 were $2.62 billion, $2.49 billion and $2.22 billion, respectively. During 2005, gross gains of $71.9 million ($61.5 million and $104.0 million in 2004 and 2003, respectively) and gross losses of $22.6 million ($8.7 million and $27.6 million in 2004 and 2003, respectively) were realized on those sales.
The Company had $22.2 million and $18.0 million of real estate investments as of December 31, 2005 and 2004, respectively, that were non-income producing during the preceding twelve months.
Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 2005 ($20.9 million as of December 31, 2004). The carrying value of real estate held for disposal totaled $2.5 million and $2.8 million as of December 31, 2005 and 2004, respectively.
The recorded investment of mortgage loans on real estate considered to be impaired was $29.7 million as of December 31, 2005 ($30.0 million as of December 31, 2004), for which the related valuation allowance was $7.1 million ($7.6 million as of December 31, 2004). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2005, the average recorded investment in impaired mortgage loans on real estate was $7.4 million ($10.0 million in 2004). Interest income recognized on those loans, which is recognized on a cash basis, totaled $2.1 million in 2005 ($1.6 million in 2004).
The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2005	2004	2003
Allowance, beginning of period	$33.3	$29.1	$43.4
Net additions (reductions) charged (credited) to allowance	(2.2)	4.2	(14.3)

Allowance, end of period	$31.1	$33.3	$29.1

During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2005	2004	2003
Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale	$65.3	$57.5	$98.5
Hedging losses on fixed maturity sales	(6.8)	(15.2)	(42.4)
Equity securities available-for-sale	6.6	4.0	5.5
Mortgage loans on real estate	10.7	10.7	3.0
Mortgage loan hedging losses	(3.3)	(4.0)	(2.4)
Real estate	2.1	3.7	4.2
Other	1.0	8.3	—

Total realized gains on sales, net of hedging losses	75.6	65.0	66.4

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale	(22.5)	(7.8)	(27.2)
Hedging gains on fixed maturity sales	3.9	3.7	9.2
Equity securities available-for-sale	(0.1)	(0.9)	(0.4)
Mortgage loans on real estate	(10.4)	(6.8)	(5.0)
Mortgage loan hedging gains	7.8	2.2	0.5
Real estate	—	(1.2)	(0.3)
Other	(1.6)	(1.9)	(2.0)

Total realized losses on sales, net of hedging gains	(22.9)	(12.7)	(25.2)

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale	(28.1)	(79.7)	(159.4)
Equity securities available-for-sale	(0.9)	(0.6)	(8.0)
Mortgage loans on real estate, including valuation allowance adjustment	(4.5)	(7.1)	11.7
Real estate	(0.1)	(3.2)	(0.8)
Other	(3.2)	—	—

Total other-than-temporary and other investment impairments	(36.8)	(90.6)	(156.5)

Credit default swaps	(7.5)	0.3	13.3
Periodic net coupon settlements on non-qualifying derivatives	1.1	6.6	15.6
Other derivatives	1.1	(5.0)	1.2

Net realized gains (losses) on investments, hedging instruments and hedged items	$10.6	$(36.4)	$(85.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2005	2004	2003
Securities available-for-sale:
Fixed maturity securities	$1,466.2	$1,461.9	$1,453.1
Equity securities	2.4	1.2	1.4
Mortgage loans on real estate	577.3	577.4	579.7
Real estate	16.6	17.9	21.7
Short-term investments	18.8	8.9	9.3
Derivatives	(31.0)	(94.3)	(107.2)
Other	112.2	78.4	64.8

Gross investment income	2,162.5	2,051.4	2,022.8
Less investment expenses	57.3	50.9	49.7

Net investment income	$2,105.2	$2,000.5	$1,973.1

Fixed maturity securities with an amortized cost of $16.4 million and $52.3 million as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.
As of December 31, 2005 and 2004, the Company had pledged fixed maturity securities with a fair value of $8.6 million and $51.4 million, respectively, as collateral to various derivative counterparties.
As of December 31, 2005 and 2004, the Company had received $1.10 billion and $874.2 million, respectively, of cash collateral on securities lending and $203.3 million and $415.7 million, respectively, of cash for derivative collateral. As of December 31, 2005, the Company had not received any non-cash collateral on securities lending compared to $191.8 million received at December 31, 2004. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2005 and 2004, the Company had loaned securities with a fair value of $1.07 billion and $1.04 billion, respectively. The Company also held $53.2 million and $222.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2005 and 2004, respectively.

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) GMIB; and (4) a hybrid guarantee with GMAB and GMWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.
The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 4 for a complete description of the Company’s hybrid GMAB/GMWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GMWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2005			2004
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,260.6	$32.5	60	$9,675.4	$54.1	59
Reset	16,932.1	58.7	63	17,315.9	153.2	62
Ratchet	11,020.6	28.9	65	9,621.0	42.3	64
Rollup	592.1	8.4	69	638.6	9.7	68
Combo	2,530.6	22.3	68	2,519.9	19.2	67

Subtotal	40,336.0	150.8	64	39,770.8	278.5	62
Earnings enhancement	418.5	27.6	61	310.1	18.0	60

Total - GMDB	$40,754.5	$178.4	63	$40,080.9	$296.5	62

GMAB[2]:
5 Year	$1,041.8	$0.5	N/A	$460.6	$0.1	N/A
7 Year	1,103.5	0.2	N/A	568.4	—	N/A
10 Year	595.5	0.1	N/A	304.0	—	N/A

Total - GMAB	$2,740.8	$0.8	N/A	$1,333.0	$0.1	N/A

GMIB[3]:
Ratchet	$444.7	$—	N/A	$437.7	$—	N/A
Rollup	1,189.3	—	N/A	1,188.2	—	N/A
Combo	0.5	—	N/A	1.0	—	N/A

Total - GMIB	$1,634.5	$—	N/A	$1,626.9	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GMWB rider had account values of $939.1 million as of December 31, 2005.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	Total
Balance as of December 31, 2003	$21.8	$4.3	$—	$26.1
Expense provision	25.0	—	0.8	25.8
Net claims paid	(23.2)	—	—	(23.2)
Value of new business sold	—	24.7	—	24.7
Change in fair value	—	(8.4)	—	(8.4)

Balance as of December 31, 2004	23.6	20.6	0.8	45.0
Expense provision	32.8	—	0.4	33.2
Net claims paid	(29.5)	—	—	(29.5)
Value of new business sold	—	53.4	—	53.4
Change in fair value		(6.1)	—	(6.1)

Balance as of December 31, 2005	$26.9	$67.9	$1.2	$96.0

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2005	2004
Mutual funds:
Bond	$3,857.3	$4,136.8
Domestic equity	28,011.3	27,402.4
International equity	2,161.4	1,831.3

Total mutual funds	34,030.0	33,370.5
Money market funds	1,350.4	1,313.6

Total	$35,380.4	$34,684.1

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates GMDB and GMIB claim reserve estimates used and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is 10% in the money to 100% utilization when the contractholder is 90% in the money.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.50%	5.50%	6.50%	8.50%	10.50%	10.50%	10.50%	17.50%	17.50%	17.50%
Maximum	4.50%	8.50%	11.50%	17.50%	22.50%	22.50%	22.50%	22.50%	22.50%	19.50%
GMABs and hybrid GMABs/GMWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2005	2004
$800.0 million commercial paper program	$134.7	$134.7
$350.0 million securities lending program facility	75.0	47.7
$250.0 million securities lending program facility	32.6	32.6

Total short-term debt	$242.3	$215.0

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. Previously, the facility consisted of a 364-day agreement and a five-year agreement. In May 2005, the 364-day agreement was terminated, and the five-year agreement was amended and restated for a new five-year term. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2005 and 2004, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2005 and 2004. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million in commercial paper outstanding as of December 31, 2005 and 2004 at a weighted average effective interest rate of 4.22% in 2005 and 2.14% in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.0 million and $47.7 million outstanding under this agreement as of December 31, 2005 and 2004, respectively. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. Because NLIC has a variable interest in the profits from the securitization of these loans and is the primary beneficiary of this arrangement, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with current accounting guidance. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2005 and 2004. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
The Company paid interest on short-term debt totaling $11.5 million, $3.6 million and $1.3 million in 2005, 2004 and 2003, respectively, including less than $0.1 million to NFS during each year.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2005	2004
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2005, $50.7 million in 2004 and $47.1 million in 2003. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(11)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.
Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2005	2004
Deferred tax assets:
Future policy benefits	$630.5	$715.5
Other	185.9	117.0

Gross deferred tax assets	816.4	832.5
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	809.4	825.5

Deferred tax liabilities:
Fixed maturity securities	65.1	318.2
Equity securities and other investments	23.8	20.9
Derivatives	31.8	31.2
Deferred policy acquisition costs	970.5	908.1
Other	116.4	101.9

Gross deferred tax liabilities	1,207.6	1,380.3

Net deferred tax liability	$398.2	$554.8

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2005, 2004 and 2003.
The Company’s current federal income tax liability was $53.8 million and $145.3 million as of December 31, 2005 and 2004, respectively.
During the third quarter of 2005, the Company refined its separate account dividends received deduction (DRD) estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all open tax years (2000 – 2005). In addition, the Company recorded $5.6 million of net benefit adjustments in the third quarter of 2005, primarily related to differences between the estimated tax liability and the amounts reported on the Company’s tax returns and revised estimates of permanent income tax deductions expected to be generated in 2005. During the fourth quarter of 2005, the Company revised the estimate for the separate account DRD and recorded an additional federal income tax benefit of $8.0 million based on additional information available at year end.
The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2005	2004	2003
Current	$90.6	$181.5	$106.7
Deferred	5.0	(61.5)	(10.5)

Federal income tax expense	$95.6	$120.0	$96.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2005		2004		2003
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$217.0	35.0	$187.2	35.0	$152.0	35.0
Tax exempt interest and dividends received deduction	(107.5)	(17.3)	(47.2)	(8.8)	(45.7)	(10.5)
Income tax credits	(16.3)	(2.6)	(9.7)	(1.8)	(10.8)	(2.5)
Release of Phase III tax liability	—	—	(5.1)	(1.0)	—	—
Other, net	2.4	0.3	(5.2)	(1.0)	0.7	0.1

Total	$95.6	15.4	$120.0	22.4	$96.2	22.1

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see “Release of Phase III tax liability” above). The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.
Total federal income tax paid was $182.2 million, $142.3 million and $176.2 million during the years ended December 31, 2005, 2004 and 2003, respectively.

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.
State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2005 and 2004 was $2.60 billion and $2.39 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2005, 2004 and 2003 was $462.5 million, $317.7 million and $444.4 million, respectively. As of January 1, 2006, based on statutory financial results as of and for the year ended December 31, 2005, NLIC could pay dividends totaling $277.5 million without obtaining prior approval. On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.
The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(13)	Comprehensive Income
Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2005	2004	2003
Net unrealized (losses) gains on securities available-for-sale arising during the period:
Net unrealized (losses) gains before adjustments	$(687.2)	$(182.0)	$(16.7)
Net adjustment to deferred policy acquisition costs	187.0	99.1	56.9
Net adjustment to future policy benefits and claims	17.0	(11.0)	22.6
Related federal income tax benefit (expense)	169.1	33.3	(22.4)

Net unrealized (losses) gains	(314.1)	(60.6)	40.4

Reclassification adjustment for net realized (gains) losses on securities available-for-sale realized during the period:
Net unrealized (gains) losses	(20.3)	27.5	91.0
Related federal income tax expense (benefit)	7.1	(9.6)	(31.8)

Net reclassification adjustment	(13.2)	17.9	59.2

Other comprehensive (loss) income on securities available-for-sale	(327.3)	(42.7)	99.6

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	41.7	(47.4)	(40.9)
Related federal income tax (expense) benefit	(14.6)	16.6	14.3

Other comprehensive income (loss) on cash flow hedges	27.1	(30.8)	(26.6)

Total other comprehensive (loss) income	$(300.2)	$(73.5)	$73.0

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2005, 2004 and 2003.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(14)	Employee Benefit Plans
Defined Benefit Plans
The Company and certain affiliated companies participate in a defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.
The Company’s portion of pension expense for this plan for the years ended December 31, 2005, 2004 and 2003 was $16.6 million, $13.7 million and $13.2 million, respectively. The Company recorded prepaid pension assets of $38.1 million and $14.6 million as of December 31, 2005 and 2004, respectively.
In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.
Two significant plan changes were enacted to the postretirement benefit plans at December 31, 2002. The first involved the postretirement medical plan, which was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that the pre-65 benefit caps will increase by 3% per year, at which time the cap will be frozen. The second involved the postretirement death benefit plan, which was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.
The Company’s accrued postretirement benefit expense as of December 31, 2005 and 2004 was $47.6 million and $49.3 million, respectively. The net periodic benefit (income) cost for the postretirement benefit plans as a whole was $(0.1) million, $0.3 million and $1.1 million for 2005, 2004 and 2003, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes information regarding the funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole (all of which are U.S. plans), including amounts not related to the Company, as of the years ended December 31:

	Pension benefits		Postretirement benefits
(in millions)	2005	2004	2005	2004
Change in benefit obligation:
Benefit obligation at beginning of year	$2,733.1	$2,457.0	$291.9	$306.8
Service cost	133.5	121.8	9.7	9.2
Interest cost	134.9	134.0	16.0	17.5
Participant contributions	—	—	6.5	4.1
Plan amendment	—	—	—	(13.3)
Actuarial loss (gain)	261.6	125.7	3.0	(10.1)
Benefits paid	(117.3)	(105.4)	(25.9)	(22.3)

Benefit obligation at end of year	3,145.8	2,733.1	301.2	291.9

Change in plan assets:
Fair value of plan assets at beginning of year	2,454.3	2,242.4	135.6	127.5
Actual return on plan assets	184.1	187.3	6.3	6.2
Employer contributions[1]	249.8	130.0	19.1	20.1
Participant contributions	—	—	6.5	4.1
Benefits paid[1]	(117.3)	(105.4)	(25.9)	(22.3)

Fair value of plan assets at end of year	2,770.9	2,454.3	141.6	135.6

Funded status	(374.9)	(278.8)	(159.6)	(156.3)
Unrecognized prior service cost	21.4	25.8	(88.3)	(103.0)
Unrecognized net loss	544.6	298.2	52.1	48.0
Unrecognized net asset at transition	—	(1.2)	—	—

Prepaid (accrued) benefit cost, net	$191.1	$44.0	$(195.8)	$(211.3)

Accumulated benefit obligation	$2,510.3	$2,271.6

[1]	Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.
In 2004, the postretirement medical plan was amended to reflect the provisions of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Medicare Act), which was signed into law on December 8, 2003. The amendment integrates prescription drug benefits with the coverage provisions provided in the Medicare Act. The impact of the amendment is reflected in the accumulated postretirement benefit obligations beginning December 31, 2004. The expense impact of the amendment was a $2.0 million decrease for 2005 for the plan as a whole.
The effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation was $0.1 million and $1.7 million at December 31, 2005 and 2004, respectively, for the plan as a whole.
NMIC and all participating employers, including the Company, expect to contribute $120.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

(in millions)	Pension benefits	Postretirement benefits
2006	$115.7	$20.7
2007	117.8	20.5
2008	120.2	19.8
2009	127.0	19.3
2010	133.8	19.9
2011-2015	817.1	111.6
The following table summarizes the weighted average assumptions used to calculate the benefit obligation and funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole as of the December 31 measurement date for all plans:

	Pension benefits		Postretirement benefits
	2005	2004	2005	2004
Discount rate	4.75%	5.00%	5.45%	5.70%
Rate of increase in future compensation levels	4.25%	3.50%	—	—
Assumed health care cost trend rate:
Initial rate	—	—	9.00%	10.00%	[1]
Ultimate rate	—	—	5.50%	5.20%	[1]
Declining period	—	—	7 Years	10 Years

[1]	The 2005 initial rate was 9.00% for participants over age 65, with an ultimate rate of 5.5%, and the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%.
The NMIC pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The plan requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets based on current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the asset allocation for the NMIC pension plan as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	50%	48%	40 - 65%
Debt securities	50%	52%	25 - 50%
Real estate	—	—	0 - 10%

Total	100%	100%

The NMIC postretirement benefit plans employ a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.
The following table summarizes the asset allocation for the NMIC postretirement benefit plans as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	60%	60%	50 - 80%
Debt securities	37%	35%	20 - 50%
Other	3%	5%	0 - 10%

Total	100%	100%

The following table summarizes the components of net periodic benefit cost for the NMIC pension plan as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$133.5	$121.8	$104.0
Interest cost	134.9	134.0	131.7
Expected return on plan assets	(172.6)	(167.7)	(156.7)
Recognized net actuarial loss	—	—	0.1
Amortization of prior service cost	4.5	4.5	4.5
Amortization of unrecognized net losses	3.6	—	—
Amortization of unrecognized transition cost	(1.2)	(1.3)	(1.3)

Net periodic benefit cost	$102.7	$91.3	$82.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate net periodic benefit cost, set at the beginning of each year, for the NMIC pension plan as a whole:

	2005	2004	2003
Discount rate	5.00%	5.50%	6.00%
Rate of increase in future compensation levels	3.50%	4.00%	4.50%
Expected long-term rate of return on plan assets	6.75%	7.25%	7.75%
The NMIC pension plan employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run (called a risk premium). Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.
Effective December 31, 2005, the historical risk premiums and expected real rates of return were re-evaluated affecting December 31, 2005 benefit obligations and 2006 costs. For benefits obligations, a lower real rate of return on corporate bonds led to a higher implied inflation rate and a higher rate of future compensation increase, which was 4.25% at December 31, 2005.
The following table summarizes the components of net periodic benefit cost for the NMIC postretirement benefit plans as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$9.7	$9.2	$9.9
Interest cost	16.0	17.5	19.5
Expected return on plan assets	(8.7)	(8.9)	(8.0)
Amortization of unrecognized net losses	1.4	—	—
Net amortization and deferral	(14.8)	(12.1)	(9.9)

Net periodic benefit cost	$3.6	$5.7	$11.5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate the Company’s net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

	2005	2004	2003
Discount rate	5.70%	6.10%	6.60%
Expected long-term rate of return on plan assets	6.50%	7.00%	7.50%
Assumed health care cost trend rate:
Initial rate	10.00%[1]	11.00%[1]	11.30%[1]
Ultimate rate	5.20%[1]	5.20%[1]	5.70%[1]
Declining period	10 Years	11 Years	11 Years

[1]
The initial rate was 11.00% for participants over 65, with an ultimate rate of 5.70%, the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%, and the 2003 initial rate was 12.00% for participants over age 65, with an ultimate rate of 5.60%.

Defined Contribution Plans
The Company and certain affiliated companies sponsor defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.2 million, $5.8 million and $5.5 million for 2005, 2004 and 2003, respectively.

(15)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2005, 2004 and 2003, the Company made payments to NMIC and NSC totaling $274.1 million, $194.6 million and $170.4 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.
The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $6.39 billion and $5.75 billion as of December 31, 2005 and 2004, respectively. Total revenues from these contracts were $136.2 million, $136.5 million and $138.9 million for the years ended December 31, 2005, 2004 and 2003, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.3 million, $107.9 million and $111.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.
The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2005, 2004 and 2003, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $18.4 million and $17.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2005, 2004 and 2003 were $429.5 million, $335.6 million and $286.7 million, respectively, while benefits, claims and expenses ceded during these years were $398.8 million, $336.0 million and $247.5 million, respectively.
Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2005 and 2004, customer allocations to GGI funds totaled $15.70 billion and $14.06 billion, respectively. For the years ended December 31, 2005, 2004 and 2003, GGI paid the Company $51.6 million, $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.
Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.5 million, $23.2 million and $24.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.
The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2005 and 2004, the Company had no borrowings from affiliated entities under such agreements. During 2005, 2004 and 2003, the most the Company had outstanding at any given time was $55.3 million, $227.7 million and $126.0 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained from unaffiliated parties.
The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $390.6 million and $498.4 million as of December 31, 2005 and 2004, respectively, and are included in short-term investments on the consolidated balance sheets. For the years ended December 31, 2005, 2004 and 2003, the Company paid NCMC fees totaling less than $0.1 million under this agreement.
Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2005, 2004 and 2003 were $59.0 million, $63.1 million and $62.0 million, respectively.
During the year ended December 31, 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million purchased during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.
An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $2.9 million, $2.6 million and $0.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to NMIC were $45.0 million, $37.4 million and $2.4 million in the years ended December 31, 2005, 2004 and 2003, respectively. These payments related to tax years prior to deconsolidation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.
On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In 2005, 2004 and 2003, NLIC paid dividends to NFS totaling $185.0 million, $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.
See Note 10 for information on surplus notes payable from NLIC to NFS. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million in 2005, 2004 and 2003. As of December 31, 2005, there were no outstanding balances on unsecured notes to NFS.

(16)	Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back MTN programs. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.
These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.
On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States who, during the class period from February 10, 1995 through February 2, 2006, purchased life insurance policies from NLIC that provided for guaranteed maximum premiums and who paid premiums on a modal basis to NLIC. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The case is currently set for trial on April 10, 2006. NLIC intends to defend this lawsuit vigorously.
On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, NLIC filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Company filed its answer, and on December 30, 2005, the Company filed a motion for summary judgment. The Company intends to defend this lawsuit vigorously.
On October 31, 2003, NLIC and NLAIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC and NLAIC intend to defend this lawsuit vigorously.
On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The Company’s motion for summary judgment was denied with respect to all claims on February 24, 2006. The Company intends to defend this lawsuit vigorously.
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS, and the Company is currently under examination for the 2000-2002 tax years. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
A significant component of the tax reserve is related to the separate account DRD. The Company has not reached any final agreements with the IRS with respect to the DRD, and there can be no assurance that any such agreements will be reached. However, resolution of the separate account DRD and/or other identified issues could result in a potentially significant adjustment to the Company’s future results of operations.

(17)	Securitization Transactions
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2005, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.54 billion. The Company does not anticipate making any payments related to the guarantees.
At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2005, no stabilization collateral amounts were released into income, compared to $0.1 million released in 2004. As of December 31, 2005 and 2004, $2.2 million and $1.4 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.
To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(18)	Variable Interest Entities
As of December 31, 2005 and 2004, the Company had relationships with 19 and 14 VIEs, respectively, where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 17). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The net assets of these VIEs totaled $440.6 million and $366.4 million as of December 31, 2005 and December 31, 2004, respectively. The following table summarizes the components of net assets as of the dates indicated:

(in millions)	December 31, 2005	December 31, 2004
Mortgage loans on real estate	$31.5	$32.1
Other long-term investments	478.6	401.2
Short-term investments	42.3	31.7
Other assets	41.3	50.3
Short-term debt	32.6	32.6
Other liabilities	120.5	116.3
The total exposure to loss on these VIEs where the Company is the primary beneficiary was immaterial as of December 31, 2005 and December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.
In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $53.9 million and $36.3 million as of December 31, 2005 and 2004, respectively.

(19)	Segment Information
Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. The Company reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles to exclude: (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives; (2) net realized gains and losses related to securitizations; and (3) the adjustment to amortization of DAC related to net realized gains and losses.
Individual Investments
The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
Retirement Plans
The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector includes IRC Section 401(k) business, and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable group annuities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Individual Protection
The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.
Corporate and Other
The Corporate and Other segment includes certain structured products business; the MTN program; net investment income not allocated to product segments; periodic net coupon settlements on non-qualifying derivatives; unallocated expenses; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Life insurance premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Other benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Life insurance premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Other benefits and claims	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2003
Revenues:
Policy charges	$427.9	$150.0	$346.2	$—	$924.1
Life insurance premiums	89.8	—	190.0	—	279.8
Net investment income	807.9	640.2	324.3	200.7	1,973.1
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(100.8)	(100.8)
Other	—	—	—	28.4	28.4

Total revenues	1,325.6	790.2	860.5	128.3	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	602.5	443.2	185.6	77.9	1,309.2
Other benefits and claims	155.5	—	224.5	—	380.0
Policyholder dividends on participating policies	—	—	41.2	—	41.2
Amortization of DAC	228.4	45.6	101.9	—	375.9
Interest expense on debt	—	—	—	48.4	48.4
Other operating expenses	172.9	178.9	157.3	6.4	515.5

Total benefits and expenses	1,159.3	667.7	710.5	132.7	2,670.2

Income (loss) from continuing operations before federal income tax expense	166.3	122.5	150.0	(4.4)	$434.4

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	100.8

Pre-tax operating earnings	$166.3	$122.5	$150.0	$96.4

Assets as of period end	$49,419.2	$29,226.9	$11,286.6	$10,695.0	$100,627.7

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2005.

Statements of Operations for the year
ended December 31, 2005.

Statements of Changes in Contract
Owners' Equity for the years
ended December 31, 2005 and 2004.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2005 and 2004.

Consolidated Statements of Income for the
years ended December 31, 2005, 2004 and
2003.

Consolidated Statements of Shareholder's
Equity for the years ended December 31,
2005, 2004 and 2003.

Consolidated Statements of Cash Flows for
the years ended December 31, 2005, 2004
and 2003.

Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

(1) Resolution of the Depositor's Board of
Directors authorizing the establishment of
the Registrant - Filed previously with the
Registration Statement, (SEC File No. 2-75059) and hereby
incorporated by reference

(2) Not Applicable

(3) Underwriting or Distribution of contracts
between the Registrant and Principal
Underwriter - Filed previously with the
Registration Statement, (SEC File No. 2-75059) and hereby
incorporated by reference

(4) The form of the variable annuity contract -
Filed previously with the Registration Statement, (SEC File No. 2-75059)
and hereby incorporated by reference

(5) Variable Annuity Application -
Filed previously with the Registration Statement, (SEC File No. 2-75059)
and hereby incorporated by reference

(6) Articles of Incorporation of Depositor -
Filed previously with the Registration
Statement, (SEC File No. 2-75059) and hereby incorporated by reference

(7) Not Applicable

(8) Not Applicable

(9) Opinion of Counsel - Filed previously with
the Registration Statement, (SEC File No. 2-75059) and hereby incorporated by reference

(10) Consent of Independent Registered Public Accounting Firm - Filed previously with initial Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

(11) Not Applicable

(12) Not Applicable

Item 25. Directors and Officers of the Depositor

Chairman of the Board	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Financial and Investment Officer	Robert A. Rosholt
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	Kathleen D. Ricord
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Technology Officer	Srinivas Koushik
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Consumer Finance	John S. Skubik
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Group Business Head	Duane C. Meek
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Investments Business Head	Mark D. Phelan
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Mark D. Torkos
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-Marketing, Strategy and Urban Operations	Katherine A. Mabe
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-P/C Strategic Planning and Operations	James R. Burke
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations	David K. Hollingsworth
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha James Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex (nmn) Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS

1717 Advisory Services, Inc.	Pennsylvania	The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania	The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania	The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas	The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas	The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa	The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa	The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa	The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa	The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio	The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales	The company is an investment holding company.
BlueSpark, LLC	Ohio	The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS

CalFarm Insurance Agency	California	The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware	The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware	The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware	The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio	The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales	The company is engaged in investment holding.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California	The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas	The company is currently inactive.
DVM Insurance Agency, Inc.	California	This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg	The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa	The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales	The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio	The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland	The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS

FutureHealth Technologies Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio	The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales	The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware	The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware	The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands	The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware	The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware	The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware	The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware	The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware	The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales	The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS

Gartmore Investment Management plc*	England and Wales	The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.
Gartmore Investment Services GmbH	Germany	The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales	The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio	The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands	The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon	The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon	The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon	The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware	The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland	The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland	The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland	The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland	The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales	The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales	The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS

Gartmore Riverview II, LLC	Delaware	The company is a holding company for Gartmore Riverview, LLC.
Gartmore Riverview Polyphony LLC*	Delaware	The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware	The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales	The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware	The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands	The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon	The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales	The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio	The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York	The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio	The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio	The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio	The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales	The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio	The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts	The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS

Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas	The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio	The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio	The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio	The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio	The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico	The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd. *	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg		The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California		The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
F & B, INC.
Common Stock: 1 Share
Farmland Mutual–100%
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
Casualty–100%
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock: 60,000 Shares
Casualty–100%
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock: 1,750 Shares
Casualty–100%
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock: 949,992 Shares
Casualty–100%
Other Capital:
Casualty–Pfd.
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100%
NCC OF AMERICA, LTD. (INACTIVE)
NC–100%
NATIONWIDE MANAGEMENT SYSTEMS, INC.
Common Stock: 100 Shares
Casualty–100%
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock: 500,000 Shares
Casualty–100%
NEWHOUSE CAPITAL PARTNERS, LLC
Casualty–70%
GGV–19%
Fire–10%
NATIONWIDE LLOYDS
A TEXAS LLOYDS
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
Casualty–100%
(See Page 2)
ATLANTIC FLORIDIAN INSURANCE COMPANY
Casualty–100%
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock: 30,136 Shares
Casualty–100%
(See Page 2)
ALLIED GROUP, INC. (AGI)
Common Stock: 850 Shares
Casualty–100%
(See Page 2)
RP&C INTERNATIONAL, INC.
Common Stock: 1,112 Shares
Casualty–20.7%
NATIONWIDE CAPITAL MORTGAGE, LLC
Mutual–5%
NW Indemnity–95%
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock: 10,000 Shares
Casualty–100%
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100%
SCOTTSDALE INDEMNITY COMPANY
Common Stock: 50,000 Shares
Casualty–100%
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
Casualty–100%
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
Casualty–100%
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100%
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100%
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100%
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100%
NATIONWIDE ARENA LLC
Casualty–90%
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty–100%
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III–100%
DISCOVER INSURANCE AGENCY, LLC
Single Member Limited Liability Company
Casualty–100%
DISCOVER INSURANCE AGENCY OF TEXAS, LLC
Single Member Limited Liability Company
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
(See Page 3)
ALLNATIONS, INC.
Common Stock: 12,320 Shares
Casualty–16.27%
Fire–16.27%
Preferred Stock 1,466 Shares
Casualty–6.8%
Fire–6.8%
NATIONWIDE INTERNATIONAL UNDERWRITERS
Common Stock: 1,000 Shares
Casualty–100%
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty–100%
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5%
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100%
NATIONWIDE MUTUAL CAPITAL 1, LLC
Class A Units
Mutual Cap–99.85%
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire–100%
Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line
June 30, 2006

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
ALLIED GROUP, INC. (AGI)
Common Stock: 850 Shares
Casualty–100%
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,000 Shares
AGI–100%
NATIONWIDE DOCUMENT SOLUTIONS, INC.
Common Stock: 10,000 Shares
AGI–100%
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI–100%
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI–100%
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock: 333,837 Shares
AGI – 70.09%
AMCO – 17.21%
Allied P&C – 8.47%
Depositors – 4.23%
AGMC REINSURANCE, LTD.
Common Stock: 11,000 Shares
NAMC–100%
AID FINANCE SERVICES, INC. (AID FINANCE)
Common Stock: 10,000 Shares
AGI–100%
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock: 20,000 Shares
Aid Finance–100%
PREMIER AGENCY, INC.
Common Stock: 100,000 Shares
AGI–100%
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
AGI–100%
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
AMCO–100%
ALLIED TEXAS AGENCY, INC.
AMCO–100%
CALFARM INSURANCE AGENCY
Common Stock: 1,000 Shares
AMCO–100%
CAL-AG INSURANCE SERVICES, INC.
Common Stock: 100 Shares
CalFarm Insurance Agency–100%
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock: 30,136 Shares
Casualty–100%
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC–100%
WESTERN HERITAGE INSURANCE COMPANY
Common Stock: 4,778,676 Shares
SIC–100%
VETERINARY PET INSURANCE CO. (VPI)
Common Stock: 5,841,395 Shares
SIC–99.39%
DVM INSURANCE AGENCY, INC.
VPI–100%
V.P.I. SERVICES INC.
VPI–100%
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
Casualty-100%
TITAN HOLDINGS SERVICE CORPORATION (TITAN HOLDINGS)
Common Stock: 100,00 Shares
THI-100%
TITAN INDEMNITY COMPANY (TITAN)
Common Stock: 4,319,951 Shares
THI-100%
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
Titan-100%
TITAN AUTO AGENCY, INC. (MI)
Common Stock: 1,000 Shares
Titan Insurance-100%
VICTORIA FINANCIAL CORP. (VICTORIA)
Common Stock: 1,000 Shares
THI-100%
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,600 Shares
Victoria-100%
VICTORIA INSURANCE AGENCY, INC.
Common Stock: 497 Shares Class B
3 Shares Class A
Victoria-100% of Class A & Class B
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,600 Shares
Victoria Fire-100%
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock: 1,000 Shares
THI-100%
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100%
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100%
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall-100%
TITAN NATIONAL AUTO CALL CENTER, INC.
Common Stock: 100 Shares
Titan Services-100%
QUICK SURE AUTO AGENCY, INC.
Common Stock: 1,050 Shares
Titan Services-100%

Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line

June 30, 2006

Page 2

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
PANEUROLIFE (PEL)
Common Stock: 1,300,000 Shares
LUX SA – 99.99%
NGH –.01%
NGH LUXEMBOURG S. à. r. L (LUX SA)
Common Stock: 225,739 Shares
NGH–64.27%
NETHER –35.73%
NGH UK, LTD.
NGH – 100%
GVH PARTICIPACOES e EMPREENDIMENTOS LTDA. (GVH)
NGH – 99.99%
NW Corp – .01%
VIDA SEGURADORA SA
Common Stock: 1,121,362,977 Shares
GVH – 99.45%
EUROPEWIDE LIFE S.A. (EWL)
LUX SA – 99.99%
NGH – .01%
NATIONWIDE GLOBAL SERVICES EIG
PEL – 33%
EWL – 33%
NGH – 33%
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp–100%
NGH NETHERLANDS B.V. (NETHER)
NW Corp – 99.84%
NGH – .16%
NATIONWIDE SERVICES SP. Z O.O.
Common Stock: 24,906 Shares
NGH – 100%
NATIONWIDE GLOBAL FINANCE, LLC
Single Member Limited Liability Company
NGH – 100%
NATIONWIDE FINANCIAL SP. Z O.O.
Common Stock: 25,700 Shares
NGH – 100%
SIAM AR-NA-KHET COMPANY LTD. (SIAM)
NGH – 48.99%
NATIONWIDE SECURITIES, INC.
Common Stock: 7,676 Shares
NW Corp–100%
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: Control
Class A Public–100%
Class B NW Corp–100%
(See Page 4)
NATIONWIDE HEALTH & PRODUCTIVITY COMPANY (NHPC)
NW Corp–100%
FUTUREHEALTH HOLDING COMPANY (FHC)
NHPC–100%
FUTUREHEALTH CORPORATION
FHC–100%
FUTUREHEALTH TECHNOLOGIES CORPORATION
FHC–100%
GARTMORE GLOBAL ASSET MANAGEMENT TRUST (GGAMT)
NW Corp–100%
(See Page 5)
FINANCIAL SETTLEMENT SERVICES AGENCY, INC.
Common Stock: 1,500 Shares
NW Corp–100%
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NW Corp.–100%
MEDPROSOLUTIONS, INC.
Gates–100%
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
GATESMCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
GATESMCDONALD DTC, LLC
Gates–100%
GATESMCDONALD DTAO, LLC
Gates–100%
GATESMCDONALD NTNHP, LLC
Gates–100%

Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line

June 30, 2006

Page 3

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: Control
Class A Public-100%
Class B NW Corp-100%
TBG INSURANCE SERVICES CORP.
NFS–63%
TBG AVIATION, LLC
TBG–12.5%
TBG DANCO INSURANCE SERVICES CORPORATION
TBG–100%
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
TBG–100%
TBG FINANCIAL & INSURANCE SERVICES CORPORATION OF HAWAII
TBG–100%
MULLIN TBG INSURANCE AGENCY SERVICES, LLC
TBG–50%
TGB ADVISORY SERVICESCORPORATION
TBG–100%
TEAMSTAFF, INC.
Common Stock: 15,710,000 Shares
NW Life-14%
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
Common Stock: 66,000 Shares
NW Life-100%
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NW Life-100%
NATIONWIDE PROPERTIES, LTD.
Units:
NW Life-97.6%
Casualty-2.4%
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
TEXAS HOUSING FUND, LLC
NW Life-8.65%
NW Indemnity-8.65%
LIFE REO HOLDINGS LLC (REO)
NW LIFE–100%
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
NFS DISTRIBUTORS, INC. (NFSDI)
NFS-100%
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NFS-100%
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
THE 401(k) COMPANIES, INC. (401(k))
NFSDI-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
FINANCIAL HORIZONS DISTRIBUTORS AGENCY OF ALABAMA, INC.
Common Stock: 10,000 Shares
NFIDAI-100%
FINANCIAL HORIZONS DISTRIBUTORS AGENCY OF OHIO, INC
NFIDAI-100%
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS INSURANCE AGENCY, INC. OF MASS.
Common Stock: 100 Shares
NFIDAI-100%
FINANCIAL HORIZONS DISTRIBUTORS AGENCY OF TEXAS,
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. OF NEW MEXICO
Common Stock: 100 Shares
NFIDAI-100%
401(k) INVESTMENT SERVICES, INC.
Common Stock: 1,000,000 Shares
401(k)-100%
401(k) INVESTMENT ADVISORS, INC.
Common Stock: 1,000 Shares
401(k)-100%
THE 401(k) COMPANY
Common Stock: 855,000 Shares
401(k)-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NLICA - 100%
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NLICA - 100%
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
NLICA - 100%
1717 INSURANCE AGENCY OF TEXAS, INC.
1717 CAPITAL MANAGEMENT COMPANY
NPHC - 100%
1717 ADVISORY SERVICES, INC.
RCMD - 100%
RCMD FINANCIAL SERVICES, INC. (RCMD)
NPHC - 100%
1717 BROKERAGE SERVICES, INC. (BSI)
RCMD - 100%
PROVESTCO, INC.
NPHC - 100%
1717 INSURANCE AGENCY OF MASSACHUSETTS, INC.
BSI - 100%
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
NPHC - 100%
Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line
June 30, 2006

Page 4

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
GARTMORE GLOBAL ASSET MANAGEMENT TRUST (GGAMT)
NW Corp.–100%
AUDENSTAR LIMITED (AL)
GGL – 100%
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
GGL – 79%
AL – 21%
GARTMORE RIVERVIEW II, LLC (River II)
RIG – 100%
GARTMORE RIVERVIEW, LLC (River)
River II – 70%
GARTMORE RIVERVIEW POLYPHONY,LLC
River – .02%
Casualty – 89.07%
Fire – 10.91%
NATIONWIDE ASSET MANAGEMENT HOLDINGS, LTD. (NAMHL)
GGAMT – 100%
GARTMORE GROUP LTD. (GGL)
NAMHL – 83%
NATIONWIDE UK HOLDING COMPANY, LTD. (NUKHCL)
GGL – 100%
ASSET MANAGEMENT HOLDINGS PLC (AMH)
NUKHCL – 100%
GARTMORE INVESTMENT MANAGEMENT PLC (GIM)
AMH – 99.99%
GNL – .01%
GARTMORE GLOBAL INVESTMENTS, INC. (GGI)
(See Page 6)
GARTMORE INVESTMENT SERVICES LTD. (GISL)
GIM – 80%
GNL – 20%
GARTMORE INVESTMENT SERVICES GMBH
GISL – 100%
GARTMORE FUND MANAGERS INTERNATIONAL LIMITED (GFMI)
(In Liquidation)
GISL – 99.99%
GSL – .01%
GARTMORE MANAGERS (JERSEY) LTD.
(In Liquidation)
GFMI – 94%
GSL – 3%
GIM – 3%
GARTMORE NO.1 GENERAL PARTNER, LTD.
GIM – 100%
GARTMORE NO.2 GENERAL PARTNER, LTD.
GIM – 100%
GARTMORE FUND MANAGERS LTD. (GFM)
GIM – 99.99%
GNL – .01%
FENPLACE LIMITED
GFM – 100%
GARTMORE PENSION TRUSTEES, LTD.
GIM – 99%
GSL – 1%
GARTMORE NO. 3 GENERAL PARTNER GP LTD.
GIM – 100%
GARTMORE NO. 3 GENERAL PARTNER ILP LTD.
GIM – 100%
GARTMORE SERVICES, LTD.
GIM – 100%
GARTMORE INVESTMENT LTD. (GIL)
GIM – 99.9%
GNL – 0.1%
GARTMORE INVESTMENT JAPAN LIMITED
GIL – 100%
GARTMORE CAYMAN ISLANDS LIMITED
GIM – 100%
GARTMORE DELAWARE INC.
GIM – 100%
DAMIAN SECURITIES LTD.
GIM – 50%
GSL – 50%
GARTMORE NOMINEES LTD. (GNL)
GIM – 99.99%
GSL – .01%
GARTMORE SECURITIES LTD. (GSL)
GIM – 99.99%
GNL – .01%
GIL NOMINEES LTD.
GIM – 50%
GSL – 50%
GARTMORE CAPITAL MANAGEMENT LTD. (GCM)
GIM – 99.99%
GSL – 0.1%
GARTMORE U.S. LTD. (GUS)
GCM – 100%
GARTMORE GLOBAL PARTNERS (General Partner)
GUS – 50%
GSL – 50%

Subsidiary Companies – Solid Line
Contractual Association – Double Line
Limited Liability Company – Dotted Line

June 30, 2006

Page 5

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
GARTMORE GLOBAL ASSET MANAGEMENT TRUST (GGAMT)
NW Corp.–100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS, LTD. (NAMHL)
GGAMT–100%
GARTMORE GROUP LTD. (GGL)
NAMHL–83%
GARTMORE GLOBAL INVESTMENTS, INC. (GGI)
Common Stock: 958,750 Shares
GGL–100%
Preferred Stock: 500,000 Shares
GGL–100%
GARTMORE MUTUAL FUND CAPITAL TRUST
DELAWARE BUSINESS TRUST
GARTMORE S.A. CAPITAL TRUST (GSA)
DELAWARE BUSINESS TRUST
GARTMORE GLOBAL ASSET MANAGEMENT, INC. (GGAMI)
GSA–100%
GGI MGT LLC (GGIMGT)
GGAMI - 100%
NEWHOUSE SPECIAL SITUATIONS FUND I, LLC
GGIMGT - 10% (common units)
GGV - 75% (preferred units)
GARTMORE SEPARATE ACCOUNTS, LLC
GSA–60%
GARTMORE INVESTORS SERVICES, INC.
Common Stock: 5 Shares
GGAMI–100%
GARTMORE MORLEY FINANCIAL SERVICES, INC. (MORLEY)
Common Stock: 82,343 Shares
GGAMI–100%
GARTMORE MORLEY CAPITAL MANAGEMENT, INC
Common Stock: 500 Shares
Morley–100%
GARTMORE EMERGING MANAGERS, LLC (GEM)
GSA–100%
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
GARTMORE GLOBAL VENTURES, INC. (GGV)
GGAMI–100%
GARTMORE TRUST COMPANY
Common Stock: 2,000 Shares
Morley–100%
NORTHPOINTE CAPITAL LLC
GEM–65%
GARTMORE DISTRIBUTION SERVICES, INC.
Common Stock: 10,000 Shares
GGAMI–100%
CORVIANT CORPORATION (CC)
Common Stock: 250,000 Shares
Series A Preferred: 250,000 Shares
GGAMI–100%
GARTMORE MORLEY & ASSOCIATES, INC.
Common Stock: 3,500 Shares
Morley–100%

Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line

June 30, 2006

Page 6

Item 27. Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 14, 2006 was 170,650 and 44,383 respectively.

Item 28. Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

Chairman of the Board and Director	Mark D. Phelan
President	Rhodes B. Baker
Senior Vice President	William G. Goslee, Jr.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Compliance Officer	Barbara J. Shane
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	E. Gary Berndt
Director	James D. Benson
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31. Management Services

Not Applicable

Item 32. Undertakings

The Registrant hereby undertakes to:

(a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

 SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 27th day of September, 2006.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ W. MICHAEL STOBART
W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of September, 2006.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA JAMES MILLER DE LOMBERA
Martha James Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact